UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177731
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 807	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM All American Gold New York 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2019.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 84. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
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•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
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Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
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Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
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Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
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8

Table of Contents (continued)
9

Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[5] Charge	0.50%
Total Variable Account Charges (including this option only)	1.65%
One-Year Enhanced Death Benefit Option Charge	0.20% [6]
Total Variable Account Charges (including this option only)	1.35%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base7) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [8]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [8]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [8]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [10]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [10]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
One-Year Enhanced Death Benefit Option Charge	0.20%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [11]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [11]
Maximum Possible Total Variable Account Charges	3.75% [12]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
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[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
[5]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[6]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[8]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[9]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[10]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[11]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[12]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
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Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.75%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,433	$2,648	$3,798	$6,607	*	$2,148	$3,498	$6,607	$733	$2,148	$3,498	$6,607
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,167	$1,906	$2,652	$4,742	*	$1,406	$2,352	$4,742	$467	$1,406	$2,352	$4,742
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
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Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), in lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract’s standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the
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case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
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(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Reduced CDSC Option ("Liquidity Option")
For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), for an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the
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option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then
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the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
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(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
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All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the
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Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
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For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed (or if the transaction is subject to the State of New York’s Regulation No. 60, then the date the required step 1 forms are signed and in good order); and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
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For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
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(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
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(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
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Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at
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any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed on or after May 1, 2019, the Attained Age Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
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For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
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(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the
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time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
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If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
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(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts with applications signed on or after May 1, 2019, the Attained Age Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the
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application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
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Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics
. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
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•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
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•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner;
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant’s spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the beneficiary in order to receive the benefit of the option or feature. Changes to the beneficiary may result in the termination or loss of benefit of these options or features. Further, changes to the beneficiary may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating beneficiary to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the
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Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
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Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Purchase Payment Credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
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Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 1.85% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
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Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Additionally, contract loans are unavailable if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of
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investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
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Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner’s estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
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(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if the death benefit option is elected, both spouses must meet the age requirements for the death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if the Contract Owner changes the beneficiary. Contract Owners contemplating changes to their beneficiary should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If no purchase payments are received in the 3 years before the Annuitization Date and if the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
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Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177731
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
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BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
86

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
87

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
88

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
89

Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
90

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
91

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
92

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
93

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
94

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
95

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
96

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
97

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
98

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 1.85%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	2,578
2017	11.549310	13.052099	13.01%	2,495
2016	11.302851	11.549310	2.18%	2,432
2015	11.584949	11.302851	-2.44%	2,439
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	1,315
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	46.438955	38.881036	-16.27%	3,390
2017	41.628464	46.438955	11.56%	3,660
2016	33.745167	41.628464	23.36%	1,388
2015	36.198936	33.745167	-6.78%	2,246
2014	33.613007	36.198936	7.69%	1,823
2013	24.705828	33.613007	36.05%	1,816
2012	21.097393	24.705828	17.10%	671
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.490699	13.919413	-3.94%	6,315
2017	14.139658	14.490699	2.48%	6,253
2016	13.702519	14.139658	3.19%	5,964
2015	14.212713	13.702519	-3.59%	4,226
2014	13.918761	14.212713	2.11%	4,123
2013	15.385268	13.918761	-9.53%	3,532
2012	14.494173	15.385268	6.15%	2,201
99

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	31.293423	26.922118	-13.97%	220
2017	28.399743	31.293423	10.19%	911
2016	23.410849	28.399743	21.31%	993
2015	24.063288	23.410849	-2.71%	1,281
2014	20.942467	24.063288	14.90%	919
2013	16.309491	20.942467	28.41%	981
2012	14.196027	16.309491	14.89%	762
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.443915	13.577974	-6.00%	227,557
2017	12.727275	14.443915	13.49%	244,774
2016	12.001909	12.727275	6.04%	254,183
2015	12.273034	12.001909	-2.21%	212,437
2014	12.064883	12.273034	1.73%	168,689
2013	10.122148	12.064883	19.19%	107,106
2012*	10.000000	10.122148	1.22%	12,843
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.895606	10.458541	-4.01%	4,401
2017	10.293399	10.895606	5.85%	4,418
2016	9.229679	10.293399	11.52%	837
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.132159	9.942756	-1.87%	37,595
2017	9.931291	10.132159	2.02%	32,393
2016	9.805385	9.931291	1.28%	21,407
2015*	10.000000	9.805385	-1.95%	1,274
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.917289	11.821013	-8.49%	24,109
2017	11.217354	12.917289	15.15%	24,252
2016	9.777334	11.217354	14.73%	19,567
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	25,148
2017	15.535481	17.462522	12.40%	21,562
2016	15.139654	15.535481	2.61%	18,177
2015	15.470652	15.139654	-2.14%	17,978
2014	15.353952	15.470652	0.76%	15,083
2013	13.575527	15.353952	13.10%	7,716
2012	12.489067	13.575527	8.70%	4,329
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
100

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	0
2017	15.319916	16.924868	10.48%	0
2016	11.822522	15.319916	29.58%	0
2015	12.786348	11.822522	-7.54%	1,562
2014	12.246999	12.786348	4.40%	1,562
2013*	10.000000	12.246999	22.47%	1,562
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	1,983
2017	11.962136	13.603470	13.72%	2,060
2016	10.504113	11.962136	13.88%	2,172
2015	10.900598	10.504113	-3.64%	102
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	47.645408	42.867476	-10.03%	0
2017	42.879658	47.645408	11.11%	0
2016	34.501040	42.879658	24.29%	0
2015	35.734867	34.501040	-3.45%	0
2014	34.389346	35.734867	3.91%	0
2013	24.723264	34.389346	39.10%	0
2012	21.609807	24.723264	14.41%	416
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	34.077341	32.048129	-5.95%	309
2017	28.439917	34.077341	19.82%	795
2016	25.816234	28.439917	10.16%	839
2015	25.891724	25.816234	-0.29%	2,323
2014	23.158254	25.891724	11.80%	2,374
2013	17.787890	23.158254	30.19%	2,598
2012	15.583821	17.787890	14.14%	560
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	30.022263	27.567342	-8.18%	0
2017	23.912056	30.022263	25.55%	0
2016	22.473903	23.912056	6.40%	0
2015	23.369551	22.473903	-3.83%	0
2014	21.925375	23.369551	6.59%	0
2013	18.357321	21.925375	19.44%	0
2012	16.861989	18.357321	8.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.803087	10.669004	-1.24%	6,897
2017	10.564739	10.803087	2.26%	4,500
2016	9.809744	10.564739	7.70%	0
2015	10.023323	9.809744	-2.13%	0
2014	10.082244	10.023323	-0.58%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
101

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.898356	16.937448	-5.37%	55,782
2017	16.051874	17.898356	11.50%	59,986
2016	15.431036	16.051874	4.02%	67,106
2015	15.693791	15.431036	-1.67%	67,206
2014	15.234807	15.693791	3.01%	50,872
2013	13.615311	15.234807	11.89%	46,977
2012	12.344227	13.615311	10.30%	14,233
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.245467	17.866719	-7.16%	0
2017	16.745796	19.245467	14.93%	9,089
2016	16.011015	16.745796	4.59%	9,073
2015	16.271976	16.011015	-1.60%	8,975
2014	15.738060	16.271976	3.39%	8,853
2013	13.768453	15.738060	14.31%	3,150
2012	12.318852	13.768453	11.77%	2,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.946970	19.037076	-9.12%	0
2017	17.556772	20.946970	19.31%	0
2016	16.696269	17.556772	5.15%	347
2015	16.980427	16.696269	-1.67%	83
2014	16.400060	16.980427	3.54%	230
2013	13.665277	16.400060	20.01%	151
2012	12.002448	13.665277	13.85%	151
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.990118	11.325144	-5.55%	43,983
2017	10.445752	11.990118	14.78%	29,819
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.582386	13.074633	-25.64%	1,081
2017	18.294076	17.582386	-3.89%	1,246
2016	13.861733	18.294076	31.98%	0
2015	17.694870	13.861733	-21.66%	0
2014	20.520501	17.694870	-13.77%	0
2013	16.721636	20.520501	22.72%	0
2012	16.151935	16.721636	3.53%	365
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.536986	26.702890	-9.60%	13,598
2017	26.524303	29.536986	11.36%	13,914
2016	22.795194	26.524303	16.36%	13,372
2015	24.081035	22.795194	-5.34%	17,140
2014	22.456933	24.081035	7.23%	17,071
2013	17.772487	22.456933	26.36%	17,045
2012	15.360050	17.772487	15.71%	7,812
102

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	31,563
2017	11.273485	12.995431	15.27%	22,147
2016*	10.000000	11.273485	12.73%	755
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	36.264168	35.689890	-1.58%	4,428
2017	27.210940	36.264168	33.27%	4,962
2016	27.376076	27.210940	-0.60%	4,098
2015	25.905931	27.376076	5.67%	6,041
2014	23.607433	25.905931	9.74%	6,076
2013	17.560229	23.607433	34.44%	6,262
2012	15.528478	17.560229	13.08%	3,437
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.274047	14.978593	-1.93%	44,703
2017	14.858137	15.274047	2.80%	32,856
2016	14.386323	14.858137	3.28%	8,252
2015	14.678405	14.386323	-1.99%	7,870
2014	14.059340	14.678405	4.40%	7,895
2013	14.523213	14.059340	-3.19%	7,891
2012	13.912926	14.523213	4.39%	2,764
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	49.431752	41.642186	-15.76%	2,304
2017	41.485406	49.431752	19.15%	2,474
2016	37.495992	41.485406	10.64%	2,646
2015	38.560249	37.495992	-2.76%	2,695
2014	36.789783	38.560249	4.81%	2,956
2013	27.392178	36.789783	34.31%	2,968
2012	24.189033	27.392178	13.24%	1,177
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	28.238290	23.709025	-16.04%	881
2017	21.975804	28.238290	28.50%	1,072
2016	23.467075	21.975804	-6.35%	1,187
2015	22.982464	23.467075	2.11%	1,673
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.532586	11.588046	-7.54%	0
2017	12.217219	12.532586	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	7,490
2017	13.267937	14.686860	10.69%	2,837
2016	11.858820	13.267937	11.88%	2,946
2015	12.791557	11.858820	-7.29%	6,645
2014	12.582030	12.791557	1.67%	6,101
2013	10.283833	12.582030	22.35%	6,264
2012	9.020633	10.283833	14.00%	985
103

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.464056	16.519149	-5.41%	22,189
2017	16.108477	17.464056	8.42%	24,775
2016	14.291261	16.108477	12.72%	23,239
2015	15.554820	14.291261	-8.12%	23,042
2014	15.041481	15.554820	3.41%	24,304
2013	13.354649	15.041481	12.63%	24,686
2012	11.992969	13.354649	11.35%	12,723
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	43.636823	37.578202	-13.88%	354
2017	39.893682	43.636823	9.38%	391
2016	30.998703	39.893682	28.69%	417
2015	33.860639	30.998703	-8.45%	480
2014	34.060063	33.860639	-0.59%	475
2013	25.291090	34.060063	34.67%	456
2012	21.612003	25.291090	17.02%	313
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.532101	9.604466	0.76%	8,392
2017	9.460508	9.532101	0.76%	8,341
2016	9.297078	9.460508	1.76%	1,976
2015	9.828317	9.297078	-5.41%	1,976
2014	9.763677	9.828317	0.66%	2,773
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	910
2017	11.334512	12.673601	11.81%	905
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	0
2015	10.261380	10.330904	0.68%	3,241
2014	9.918609	10.261380	3.46%	2,205
2013*	10.000000	9.918609	-0.81%	2,279
104

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	362
2017	13.797174	15.637469	13.34%	369
2016	12.333799	13.797174	11.86%	385
2015	13.035277	12.333799	-5.38%	401
2014	12.659081	13.035277	2.97%	393
2013	9.968791	12.659081	26.99%	405
2012*	10.000000	9.968791	-0.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.288345	15.224312	-6.53%	6,405
2017	13.931596	16.288345	16.92%	9,028
2016	14.464707	13.931596	-3.69%	9,275
2015	15.965561	14.464707	-9.40%	10,026
2014	17.048949	15.965561	-6.35%	4,490
2013	13.783255	17.048949	23.69%	1,808
2012	11.700313	13.783255	17.80%	484
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.334010	12.901090	-3.25%	5,994
2017	12.644255	13.334010	5.46%	6,541
2016	11.008964	12.644255	14.85%	3,860
2015	11.911916	11.008964	-7.58%	3,273
2014	11.825257	11.911916	0.73%	4,004
2013	10.826150	11.825257	9.23%	3,112
2012*	10.000000	10.826150	8.26%	595
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.916186	16.710824	-1.21%	779
2017	13.485385	16.916186	25.44%	160
2016	12.855627	13.485385	4.90%	174
2015	13.803004	12.855627	-6.86%	2,117
2014	12.944900	13.803004	6.63%	2,129
2013	10.078253	12.944900	28.44%	2,264
2012*	10.000000	10.078253	0.78%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.113382	9.867861	-2.43%	0
2017	9.898828	10.113382	2.17%	0
2016	9.796037	9.898828	1.05%	0
2015*	10.000000	9.796037	-2.04%	1,273
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	44.250304	44.490404	0.54%	165
2017	34.434579	44.250304	28.51%	168
2016	34.170332	34.434579	0.77%	358
2015	30.881449	34.170332	10.65%	1,224
2014	28.801846	30.881449	7.22%	1,209
2013	22.261226	28.801846	29.38%	1,401
2012	18.182690	22.261226	22.43%	1,058
105

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	24.054667	23.992662	-0.26%	445
2017	16.791786	24.054667	43.25%	475
2016	14.919967	16.791786	12.55%	503
2015	14.423477	14.919967	3.44%	0
2014	13.343943	14.423477	8.09%	0
2013	9.970499	13.343943	33.83%	0
2012*	10.000000	9.970499	-0.30%	621
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	33.063601	27.734388	-16.12%	0
2017	25.570288	33.063601	29.30%	0
2016	27.726728	25.570288	-7.78%	0
2015	30.757342	27.726728	-9.85%	0
2014	35.398964	30.757342	-13.11%	0
2013	31.335568	35.398964	12.97%	0
2012	28.009135	31.335568	11.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.073198	8.914065	-19.50%	6,929
2017	8.763183	11.073198	26.36%	4,996
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
2014	9.852806	9.287866	-5.73%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	0
2016*	10.000000	9.984326	-0.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	1,707
2017	13.596154	16.979338	24.88%	1,781
2016	12.641599	13.596154	7.55%	1,931
2015	13.069092	12.641599	-3.27%	1,982
2014	14.292266	13.069092	-8.56%	1,958
2013	10.238380	14.292266	39.59%	2,320
2012*	10.000000	10.238380	2.38%	3,444
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	37.029118	32.810230	-11.39%	3,695
2017	31.920916	37.029118	16.00%	6,150
2016	28.381463	31.920916	12.47%	6,018
2015	28.982349	28.381463	-2.07%	4,486
2014	26.605168	28.982349	8.94%	4,272
2013	19.849130	26.605168	34.04%	2,888
2012	17.328416	19.849130	14.55%	2,183
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	5,222
2017	16.291646	20.424056	25.37%	7,706
2016	15.871014	16.291646	2.65%	8,326
2015	15.101235	15.871014	5.10%	7,304
2014	15.105813	15.101235	-0.03%	7,453
2013	11.972877	15.105813	26.17%	5,386
2012	10.447976	11.972877	14.60%	3,185
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.411184	9.478930	-8.95%	1,937
2017	9.358081	10.411184	11.25%	1,912
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	1,436
2014	17.482977	16.925236	-3.19%	1,408
2013	13.406784	17.482977	30.40%	1,332
2012	11.060501	13.406784	21.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.373243	24.494329	-10.52%	2,093
2017	25.536111	27.373243	7.19%	2,186
2016	21.488963	25.536111	18.83%	634
2015	22.749450	21.488963	-5.54%	696
2014	20.375888	22.749450	11.65%	1,054
2013	15.654684	20.375888	30.16%	1,147
2012	13.838196	15.654684	13.13%	409
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.315015	17.201856	-6.08%	278,091
2017	16.000522	18.315015	14.47%	265,551
2016	14.849732	16.000522	7.75%	259,596
2015	14.876089	14.849732	-0.18%	253,744
2014	14.333814	14.876089	3.78%	239,250
2013	11.761815	14.333814	21.87%	153,249
2012	10.282856	11.761815	14.38%	64,269
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	405,084
2017	11.947024	12.189307	2.03%	368,054
2016	11.773591	11.947024	1.47%	302,170
2015	11.938142	11.773591	-1.38%	282,107
2014	11.504300	11.938142	3.77%	263,056
2013	11.945598	11.504300	-3.69%	177,084
2012	11.513086	11.945598	3.76%	59,488
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	2,588
2017	16.411534	21.247212	29.47%	2,146
2016	16.570921	16.411534	-0.96%	2,386
2015	15.734209	16.570921	5.32%	1,157
2014	15.630348	15.734209	0.66%	1,204
2013	12.291636	15.630348	27.16%	1,225
2012	10.185364	12.291636	20.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	12,305
2017	17.065869	21.559589	26.33%	17,253
2016	15.829159	17.065869	7.81%	12,257
2015	15.046269	15.829159	5.20%	12,234
2014	14.085094	15.046269	6.82%	12,733
2013	10.993629	14.085094	28.12%	12,251
2012	9.473308	10.993629	16.05%	4,172
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.039988	17.441755	-3.32%	246,680
2017	14.967386	18.039988	20.53%	261,832
2016	13.629860	14.967386	9.81%	264,864
2015	13.640203	13.629860	-0.08%	257,847
2014	12.518558	13.640203	8.96%	255,197
2013	9.524179	12.518558	31.44%	187,781
2012	8.230825	9.524179	15.71%	78,174
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.282878	16.682451	-3.47%	11,743
2017	16.442359	17.282878	5.11%	12,174
2016	15.309363	16.442359	7.40%	11,989
2015	15.948421	15.309363	-4.01%	14,047
2014	15.530801	15.948421	2.69%	13,406
2013	15.890146	15.530801	-2.26%	13,340
2012	14.321138	15.890146	10.96%	2,947
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.516002	29.742341	-8.53%	1,211
2017	27.949469	32.516002	16.34%	706
2016	24.047691	27.949469	16.23%	204
2015	26.022987	24.047691	-7.59%	495
2014	24.168378	26.022987	7.67%	466
2013	18.070541	24.168378	33.74%	514
2012	15.470175	18.070541	16.81%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.066013	10.011497	-9.53%	32,371
2017	9.452026	11.066013	17.08%	27,516
2016	9.285482	9.452026	1.79%	20,228
2015*	10.000000	9.285482	-7.15%	0
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	2,034
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.134655	23.140168	-4.12%	2,151
2017	22.869387	24.134655	5.53%	2,437
2016	20.265831	22.869387	12.85%	2,592
2015	21.050455	20.265831	-3.73%	2,203
2014	20.765745	21.050455	1.37%	2,616
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.975725	16.878142	-6.11%	2,681
2017	14.575396	17.975725	23.33%	1,753
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	19.181710	17.846014	-6.96%	332
2017	16.393765	19.181710	17.01%	366
2016	15.061419	16.393765	8.85%	394
2015	15.300656	15.061419	-1.56%	415
2014	14.006605	15.300656	9.24%	424
2013	10.226827	14.006605	36.96%	454
2012	9.288702	10.226827	10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	900
2017	13.496191	15.982846	18.42%	788
2016	12.599046	13.496191	7.12%	667
2015	12.973144	12.599046	-2.88%	474
2014	12.559301	12.973144	3.30%	476
2013	9.812976	12.559301	27.99%	427
2012	8.546808	9.812976	14.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	277,015
2017	13.151370	14.567286	10.77%	283,629
2016	12.538101	13.151370	4.89%	304,470
2015	12.819763	12.538101	-2.20%	317,243
2014	12.434537	12.819763	3.10%	326,004
2013	10.971118	12.434537	13.34%	294,275
2012	9.993661	10.971118	9.78%	154,511
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	102,737
2017	12.264060	12.894265	5.14%	88,116
2016	11.859292	12.264060	3.41%	90,698
2015	12.085949	11.859292	-1.88%	92,360
2014	11.831794	12.085949	2.15%	90,628
2013	11.406770	11.831794	3.73%	86,063
2012	10.734806	11.406770	6.26%	39,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	37,436
2017	10.813782	12.268198	13.45%	40,367
2016	10.363390	10.813782	4.35%	32,942
2015	10.954322	10.363390	-5.39%	27,231
2014	10.836834	10.954322	1.08%	26,842
2013*	10.000000	10.836834	8.37%	1,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	149,540
2017	10.819573	12.598315	16.44%	149,269
2016	10.304924	10.819573	4.99%	149,618
2015	10.959248	10.304924	-5.97%	157,450
2014	10.975511	10.959248	-0.15%	140,367
2013*	10.000000	10.975511	9.76%	29,604
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	226,062
2017	13.368844	15.061604	12.66%	239,635
2016	12.670096	13.368844	5.51%	244,002
2015	12.955579	12.670096	-2.20%	249,097
2014	12.533509	12.955579	3.37%	245,417
2013	10.762993	12.533509	16.45%	228,117
2012	9.689863	10.762993	11.07%	7,946
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	0
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	113,537
2017	12.949443	14.066362	8.63%	118,585
2016	12.358450	12.949443	4.78%	170,004
2015	12.636825	12.358450	-2.20%	228,104
2014	12.282434	12.636825	2.89%	234,438
2013	11.169980	12.282434	9.96%	226,965
2012	10.268845	11.169980	8.78%	169,646
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	13.052192	12.812523	-1.84%	1,806
2017	12.673918	13.052192	2.98%	1,706
2016	12.209832	12.673918	3.80%	1,599
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	1,642
2017	13.565257	13.914804	2.58%	1,694
2016	13.279654	13.565257	2.15%	1,598
2015	13.503984	13.279654	-1.66%	3,793
2014	13.025248	13.503984	3.68%	3,693
2013	13.452380	13.025248	-3.18%	3,688
2012	12.704929	13.452380	5.88%	2,670
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.214146	12.618721	-11.22%	3,966
2017	12.197549	14.214146	16.53%	3,967
2016	11.077617	12.197549	10.11%	0
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	30.094108	29.287812	-2.68%	2,513
2017	23.958145	30.094108	25.61%	2,451
2016	23.456331	23.958145	2.14%	0
2015	22.637536	23.456331	3.62%	0
2014	21.094704	22.637536	7.31%	381
2013	15.658311	21.094704	34.72%	0
2012	13.376674	15.658311	17.06%	0
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.951753	31.703841	-18.61%	1,154
2017	27.901948	38.951753	39.60%	1,079
2016	26.261721	27.901948	6.25%	1,234
2015	31.715737	26.261721	-17.20%	1,228
2014	34.035014	31.715737	-6.81%	1,051
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.390741	13.229560	-1.20%	2,599
2017	13.269527	13.390741	0.91%	2,498
2016	13.324658	13.269527	-0.41%	2,297
2015	13.494346	13.324658	-1.26%	19,541
2014	13.054852	13.494346	3.37%	20,376
2013	13.764967	13.054852	-5.16%	20,560
2012	13.512438	13.764967	1.87%	36,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.837354	9.858834	0.22%	25,731
2017	9.909723	9.837354	-0.73%	31,883
2016	10.023926	9.909723	-1.14%	26,927
2015	10.140543	10.023926	-1.15%	10,570
2014	10.258510	10.140543	-1.15%	10,710
2013	10.377853	10.258510	-1.15%	9,934
2012	10.498914	10.377853	-1.15%	23,076
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.793413	9.089393	-15.79%	598
2017	8.592293	10.793413	25.62%	585
2016	8.637247	8.592293	-0.52%	651
2015	9.028520	8.637247	-4.33%	644
2014	9.199775	9.028520	-1.86%	609
2013	7.916447	9.199775	16.21%	613
2012	6.950462	7.916447	13.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	0
2017	9.660025	11.884646	23.03%	0
2016	9.721257	9.660025	-0.63%	3,870
2015	9.972865	9.721257	-2.52%	8,970
2014	10.754329	9.972865	-7.27%	8,915
2013	8.990410	10.754329	19.62%	7,304
2012	7.694006	8.990410	16.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	31.406973	28.294948	-9.91%	178
2017	26.827228	31.406973	17.07%	663
2016	24.791306	26.827228	8.21%	688
2015	25.332564	24.791306	-2.14%	682
2014	24.410332	25.332564	3.78%	695
2013	19.406489	24.410332	25.78%	711
2012	16.938944	19.406489	14.57%	526
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	276,944
2017	16.250688	17.852396	9.86%	296,873
2016	15.464566	16.250688	5.08%	332,172
2015	15.671697	15.464566	-1.32%	372,424
2014	15.158944	15.671697	3.38%	373,762
2013	13.520328	15.158944	12.12%	331,024
2012	12.504317	13.520328	8.13%	110,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	4,817
2017	18.746995	21.276316	13.49%	12,306
2016	17.602214	18.746995	6.50%	12,525
2015	17.902199	17.602214	-1.68%	12,621
2014	17.213315	17.902199	4.00%	13,224
2013	14.572666	17.213315	18.12%	1,504
2012	13.133714	14.572666	10.96%	1,485
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.682719	15.221855	-2.94%	30,966
2017	15.011613	15.682719	4.47%	31,940
2016	14.564788	15.011613	3.07%	42,273
2015	14.695321	14.564788	-0.89%	52,515
2014	14.309590	14.695321	2.70%	50,388
2013	13.808862	14.309590	3.63%	34,394
2012	13.282450	13.808862	3.96%	7,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	94,679
2017	10.801883	12.176209	12.72%	96,230
2016	10.337192	10.801883	4.50%	107,652
2015	10.807752	10.337192	-4.35%	100,715
2014	10.671417	10.807752	1.28%	94,844
2013*	10.000000	10.671417	6.71%	65,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	61,383
2017	10.861216	12.557899	15.62%	61,515
2016	10.273175	10.861216	5.72%	63,090
2015	10.820654	10.273175	-5.06%	73,563
2014	10.759988	10.820654	0.56%	69,382
2013*	10.000000	10.759988	7.60%	22,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.557485	21.962509	-6.77%	216,947
2017	21.102865	23.557485	11.63%	221,925
2016	19.924520	21.102865	5.91%	214,648
2015	20.224004	19.924520	-1.48%	240,217
2014	19.451473	20.224004	3.97%	245,215
2013	16.872314	19.451473	15.29%	233,481
2012	15.403616	16.872314	9.53%	63,462
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	28.152661	25.677034	-8.79%	17,189
2017	24.408297	28.152661	15.34%	18,135
2016	22.761033	24.408297	7.24%	18,551
2015	23.195107	22.761033	-1.87%	18,872
2014	22.356717	23.195107	3.75%	19,617
2013	18.481146	22.356717	20.97%	1,797
2012	16.435137	18.481146	12.45%	551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.550246	18.603051	-4.84%	31,209
2017	18.109008	19.550246	7.96%	37,712
2016	17.330765	18.109008	4.49%	46,991
2015	17.537747	17.330765	-1.18%	57,549
2014	16.938973	17.537747	3.53%	63,166
2013	15.508419	16.938973	9.22%	78,665
2012	14.521734	15.508419	6.79%	45,499
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.990647	11.280690	-5.92%	132,959
2017	10.318553	11.990647	16.20%	115,862
2016	9.616317	10.318553	7.30%	39,416
2015	9.951825	9.616317	-3.37%	18,495
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.146444	12.659846	-3.70%	26,135
2017	10.927974	13.146444	20.30%	20,824
2016	10.045670	10.927974	8.78%	6,985
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	46.505004	40.734220	-12.41%	2,267
2017	40.632983	46.505004	14.45%	1,884
2016	34.171304	40.632983	18.91%	1,693
2015	35.467680	34.171304	-3.66%	2,798
2014	32.791237	35.467680	8.16%	2,835
2013	24.932794	32.791237	31.52%	2,851
2012	21.471749	24.932794	16.12%	990
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.867017	10.598109	-17.63%	1,817
2017	10.368566	12.867017	24.10%	1,732
2016	10.754701	10.368566	-3.59%	1,763
2015	10.951496	10.754701	-1.80%	1,686
2014	11.230744	10.951496	-2.49%	1,609
2013	9.383592	11.230744	19.68%	1,001
2012	8.217612	9.383592	14.19%	870
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.916023	15.455992	-18.29%	1,716
2017	15.616337	18.916023	21.13%	1,655
2016	15.047914	15.616337	3.78%	1,823
2015	16.082691	15.047914	-6.43%	1,636
2014	18.012939	16.082691	-10.72%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.292821	18.430804	-4.47%	2,615
2017	15.026794	19.292821	28.39%	2,977
2016	14.904528	15.026794	0.82%	3,140
2015	14.620369	14.904528	1.94%	3,719
2014	13.427775	14.620369	8.88%	3,940
2013	10.106069	13.427775	32.87%	3,014
2012	8.803074	10.106069	14.80%	2,126
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	3,172
2017	15.196797	17.180002	13.05%	3,234
2016	13.247487	15.196797	14.71%	3,330
2015	13.878543	13.247487	-4.55%	3,413
2014	12.735469	13.878543	8.98%	3,415
2013	9.541471	12.735469	33.47%	2,409
2012	8.208690	9.541471	16.24%	1,495
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	19.070560	17.521481	-8.12%	1,043
2017	15.128127	19.070560	26.06%	1,206
2016	14.429845	15.128127	4.84%	1,337
2015	14.648357	14.429845	-1.49%	1,308
2014	14.287313	14.648357	2.53%	1,453
2013	10.427761	14.287313	37.01%	467
2012	9.201800	10.427761	13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	1,427
2017	19.661842	22.126129	12.53%	1,402
2016	16.914135	19.661842	16.25%	1,467
2015	17.619336	16.914135	-4.00%	1,521
2014	15.231863	17.619336	15.67%	1,576
2013	11.357084	15.231863	34.12%	1,289
2012	9.875328	11.357084	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.766229	27.911829	-9.28%	331
2017	24.969114	30.766229	23.22%	376
2016	23.375200	24.969114	6.82%	398
2015	23.522555	23.375200	-0.63%	733
2014	23.207171	23.522555	1.36%	432
2013	16.309138	23.207171	42.30%	358
2012	14.589165	16.309138	11.79%	128
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.750345	35.839508	-18.08%	343
2017	40.695741	43.750345	7.51%	350
2016	32.773322	40.695741	24.17%	380
2015	35.379738	32.773322	-7.37%	403
2014	33.523407	35.379738	5.54%	409
2013	24.219631	33.523407	38.41%	159
2012	20.366624	24.219631	18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.991876	35.317881	-13.84%	132
2017	36.632273	40.991876	11.90%	139
2016	30.240076	36.632273	21.14%	149
2015	31.182839	30.240076	-3.02%	150
2014	31.371196	31.182839	-0.60%	156
2013	22.579731	31.371196	38.94%	85
2012	19.824409	22.579731	13.90%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	30.017386	29.588011	-1.43%	0
2017	25.253129	30.017386	18.87%	0
2016	22.981833	25.253129	9.88%	0
2015	23.096328	22.981833	-0.50%	596
2014	20.895881	23.096328	10.53%	598
2013	16.162472	20.895881	29.29%	661
2012	14.362170	16.162472	12.54%	762
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.842743	14.075903	-5.17%	3,418
2017	14.145939	14.842743	4.93%	3,452
2016	13.351815	14.145939	5.95%	3,596
2015	14.317576	13.351815	-6.75%	4,881
2014	11.262367	14.317576	27.13%	4,915
2013	11.093835	11.262367	1.52%	5,146
2012	9.710185	11.093835	14.25%	2,391
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	7,349
2017	14.382933	17.235668	19.83%	7,626
2016	13.061331	14.382933	10.12%	8,311
2015	13.089868	13.061331	-0.22%	15,103
2014	11.710717	13.089868	11.78%	15,038
2013*	10.000000	11.710717	17.11%	13,724
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	12,151
2017	10.633224	10.677261	0.41%	12,177
2016	10.495092	10.633224	1.32%	11,379
2015	10.653524	10.495092	-1.49%	10,703
2014	10.724502	10.653524	-0.66%	10,611
2013	10.837845	10.724502	-1.05%	8,814
2012	10.591062	10.837845	2.33%	2,205
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	1,273
2017	14.609064	16.489473	12.87%	0
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	0
2014	12.582420	13.003827	3.35%	0
2013*	10.000000	12.582420	25.82%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	11,389
2017	14.237352	17.271425	21.31%	11,070
2016	14.243671	14.237352	-0.04%	4,461
2015	14.994609	14.243671	-5.01%	5,105
2014	16.514477	14.994609	-9.20%	4,861
2013	13.911205	16.514477	18.71%	4,480
2012	11.770571	13.911205	18.19%	1,691
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.747500	10.867647	-7.49%	0
2017	10.779858	11.747500	8.98%	0
2016	10.305628	10.779858	4.60%	0
2015	10.947658	10.305628	-5.86%	0
2014	10.784873	10.947658	1.51%	0
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.645315	11.363313	-10.14%	0
2017	10.902113	12.645315	15.99%	0
2016	10.488290	10.902113	3.95%	0
2015	11.708404	10.488290	-10.42%	0
2014	11.740821	11.708404	-0.28%	0
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.508424	11.422303	-8.68%	0
2017	11.137100	12.508424	12.31%	0
2016	10.644170	11.137100	4.63%	0
2015	11.537839	10.644170	-7.75%	0
2014	11.387543	11.537839	1.32%	0
2013	10.288820	11.387543	10.68%	0
2012*	10.000000	10.288820	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	42.442950	36.333309	-14.39%	3,746
2017	31.495987	42.442950	34.76%	3,738
2016	31.911521	31.495987	-1.30%	4,176
2015	31.139232	31.911521	2.48%	6,175
2014	30.866879	31.139232	0.88%	4,998
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.079236	8.809953	-20.48%	4,148
2017	8.863738	11.079236	25.00%	4,148
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.703444	28.799363	-9.16%	1,600
2017	27.496938	31.703444	15.30%	1,603
2016	24.992254	27.496938	10.02%	282
2015	24.521168	24.992254	1.92%	630
2014	22.469491	24.521168	9.13%	645
2013	17.293862	22.469491	29.93%	708
2012	15.003542	17.293862	15.27%	427
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	45.191918	39.961755	-11.57%	1,003
2017	40.133466	45.191918	12.60%	1,061
2016	34.501906	40.133466	16.32%	1,181
2015	37.168245	34.501906	-7.17%	1,099
2014	33.675868	37.168245	10.37%	1,100
2013	24.226087	33.675868	39.01%	1,131
2012	20.828212	24.226087	16.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	2,058
2017	10.470564	11.735218	12.08%	2,058
2016	9.381376	10.470564	11.61%	2,058
2015	10.450730	9.381376	-10.23%	7,441
2014	10.524441	10.450730	-0.70%	7,386
2013	10.635249	10.524441	-1.04%	7,370
2012*	10.000000	10.635249	6.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.767882	10.129788	-5.93%	0
2017	9.922384	10.767882	8.52%	822
2016	8.866028	9.922384	11.91%	871
2015	9.186450	8.866028	-3.49%	0
2014	9.164602	9.186450	0.24%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	3,348
2017	11.210014	12.271013	9.46%	3,475
2016	11.020101	11.210014	1.72%	3,443
2015	12.010066	11.020101	-8.24%	4,987
2014	12.113330	12.010066	-0.85%	4,790
2013	13.115558	12.113330	-7.64%	4,649
2012	12.608799	13.115558	4.02%	2,735
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	16,451
2017	11.589833	11.600379	0.09%	16,641
2016	11.573261	11.589833	0.14%	15,517
2015	11.683511	11.573261	-0.94%	16,578
2014	11.731651	11.683511	-0.41%	16,692
2013	11.895761	11.731651	-1.38%	13,642
2012	11.380137	11.895761	4.53%	3,537
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	52,908
2017	10.868481	11.261373	3.61%	64,529
2016	10.717682	10.868481	1.41%	51,361
2015	10.806099	10.717682	-0.82%	69,350
2014	10.494450	10.806099	2.97%	68,566
2013	10.839073	10.494450	-3.18%	65,164
2012	10.014102	10.839073	8.24%	24,025
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.396267	17.905997	-20.05%	147
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	3,251
2017	28.243797	35.543945	25.85%	3,234
2016	32.000556	28.243797	-11.74%	1,534
2015	28.783452	32.000556	11.18%	2,495
2014	22.189717	28.783452	29.72%	1,541
2013	14.914208	22.189717	48.78%	1,517
2012	11.517684	14.914208	29.49%	895
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	5,068
2017	7.801719	7.560210	-3.10%	6,193
2016	5.503148	7.801719	41.77%	3,208
2015	8.387716	5.503148	-34.39%	8,007
2014	10.520797	8.387716	-20.27%	6,384
2013	9.649712	10.520797	9.03%	5,886
2012*	10.000000	9.649712	-3.50%	1,363
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.845782	30.888198	0.14%	0
2017	24.792668	30.845782	24.41%	0
2016	23.277094	24.792668	6.51%	0
2015	24.246816	23.277094	-4.00%	0
2014	24.998295	24.246816	-3.01%	0
2013	16.833485	24.998295	48.50%	0
2012	15.787144	16.833485	6.63%	0
120

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
121

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
122

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
123

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
124

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
125

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
126

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
127

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
128

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
129

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
130

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
131

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
132

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
133

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
134

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
135

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
136

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
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Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified
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plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number
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of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
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If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
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The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
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	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
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Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
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3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
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Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
157

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2019, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after November 5, 2018 and before May 1, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
158

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
159

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2019		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
160

Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2019		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
161

Nationwide DestinationSM All American Gold New York 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	2,578
2017	11.549310	13.052099	13.01%	2,495
2016	11.302851	11.549310	2.18%	2,432
2015	11.584949	11.302851	-2.44%	2,439
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	1,315
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	46.438955	38.881036	-16.27%	3,390
2017	41.628464	46.438955	11.56%	3,660
2016	33.745167	41.628464	23.36%	1,388
2015	36.198936	33.745167	-6.78%	2,246
2014	33.613007	36.198936	7.69%	1,823
2013	24.705828	33.613007	36.05%	1,816
2012	21.097393	24.705828	17.10%	671
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.490699	13.919413	-3.94%	6,315
2017	14.139658	14.490699	2.48%	6,253
2016	13.702519	14.139658	3.19%	5,964
2015	14.212713	13.702519	-3.59%	4,226
2014	13.918761	14.212713	2.11%	4,123
2013	15.385268	13.918761	-9.53%	3,532
2012	14.494173	15.385268	6.15%	2,201
4

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	31.293423	26.922118	-13.97%	220
2017	28.399743	31.293423	10.19%	911
2016	23.410849	28.399743	21.31%	993
2015	24.063288	23.410849	-2.71%	1,281
2014	20.942467	24.063288	14.90%	919
2013	16.309491	20.942467	28.41%	981
2012	14.196027	16.309491	14.89%	762
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.443915	13.577974	-6.00%	227,557
2017	12.727275	14.443915	13.49%	244,774
2016	12.001909	12.727275	6.04%	254,183
2015	12.273034	12.001909	-2.21%	212,437
2014	12.064883	12.273034	1.73%	168,689
2013	10.122148	12.064883	19.19%	107,106
2012*	10.000000	10.122148	1.22%	12,843
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.895606	10.458541	-4.01%	4,401
2017	10.293399	10.895606	5.85%	4,418
2016	9.229679	10.293399	11.52%	837
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.132159	9.942756	-1.87%	37,595
2017	9.931291	10.132159	2.02%	32,393
2016	9.805385	9.931291	1.28%	21,407
2015*	10.000000	9.805385	-1.95%	1,274
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.917289	11.821013	-8.49%	24,109
2017	11.217354	12.917289	15.15%	24,252
2016	9.777334	11.217354	14.73%	19,567
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	25,148
2017	15.535481	17.462522	12.40%	21,562
2016	15.139654	15.535481	2.61%	18,177
2015	15.470652	15.139654	-2.14%	17,978
2014	15.353952	15.470652	0.76%	15,083
2013	13.575527	15.353952	13.10%	7,716
2012	12.489067	13.575527	8.70%	4,329
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
5

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	0
2017	15.319916	16.924868	10.48%	0
2016	11.822522	15.319916	29.58%	0
2015	12.786348	11.822522	-7.54%	1,562
2014	12.246999	12.786348	4.40%	1,562
2013*	10.000000	12.246999	22.47%	1,562
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	1,983
2017	11.962136	13.603470	13.72%	2,060
2016	10.504113	11.962136	13.88%	2,172
2015	10.900598	10.504113	-3.64%	102
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	47.645408	42.867476	-10.03%	0
2017	42.879658	47.645408	11.11%	0
2016	34.501040	42.879658	24.29%	0
2015	35.734867	34.501040	-3.45%	0
2014	34.389346	35.734867	3.91%	0
2013	24.723264	34.389346	39.10%	0
2012	21.609807	24.723264	14.41%	416
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	34.077341	32.048129	-5.95%	309
2017	28.439917	34.077341	19.82%	795
2016	25.816234	28.439917	10.16%	839
2015	25.891724	25.816234	-0.29%	2,323
2014	23.158254	25.891724	11.80%	2,374
2013	17.787890	23.158254	30.19%	2,598
2012	15.583821	17.787890	14.14%	560
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	30.022263	27.567342	-8.18%	0
2017	23.912056	30.022263	25.55%	0
2016	22.473903	23.912056	6.40%	0
2015	23.369551	22.473903	-3.83%	0
2014	21.925375	23.369551	6.59%	0
2013	18.357321	21.925375	19.44%	0
2012	16.861989	18.357321	8.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.803087	10.669004	-1.24%	6,897
2017	10.564739	10.803087	2.26%	4,500
2016	9.809744	10.564739	7.70%	0
2015	10.023323	9.809744	-2.13%	0
2014	10.082244	10.023323	-0.58%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
6

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.898356	16.937448	-5.37%	55,782
2017	16.051874	17.898356	11.50%	59,986
2016	15.431036	16.051874	4.02%	67,106
2015	15.693791	15.431036	-1.67%	67,206
2014	15.234807	15.693791	3.01%	50,872
2013	13.615311	15.234807	11.89%	46,977
2012	12.344227	13.615311	10.30%	14,233
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.245467	17.866719	-7.16%	0
2017	16.745796	19.245467	14.93%	9,089
2016	16.011015	16.745796	4.59%	9,073
2015	16.271976	16.011015	-1.60%	8,975
2014	15.738060	16.271976	3.39%	8,853
2013	13.768453	15.738060	14.31%	3,150
2012	12.318852	13.768453	11.77%	2,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.946970	19.037076	-9.12%	0
2017	17.556772	20.946970	19.31%	0
2016	16.696269	17.556772	5.15%	347
2015	16.980427	16.696269	-1.67%	83
2014	16.400060	16.980427	3.54%	230
2013	13.665277	16.400060	20.01%	151
2012	12.002448	13.665277	13.85%	151
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.990118	11.325144	-5.55%	43,983
2017	10.445752	11.990118	14.78%	29,819
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.582386	13.074633	-25.64%	1,081
2017	18.294076	17.582386	-3.89%	1,246
2016	13.861733	18.294076	31.98%	0
2015	17.694870	13.861733	-21.66%	0
2014	20.520501	17.694870	-13.77%	0
2013	16.721636	20.520501	22.72%	0
2012	16.151935	16.721636	3.53%	365
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.536986	26.702890	-9.60%	13,598
2017	26.524303	29.536986	11.36%	13,914
2016	22.795194	26.524303	16.36%	13,372
2015	24.081035	22.795194	-5.34%	17,140
2014	22.456933	24.081035	7.23%	17,071
2013	17.772487	22.456933	26.36%	17,045
2012	15.360050	17.772487	15.71%	7,812
7

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	31,563
2017	11.273485	12.995431	15.27%	22,147
2016*	10.000000	11.273485	12.73%	755
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	36.264168	35.689890	-1.58%	4,428
2017	27.210940	36.264168	33.27%	4,962
2016	27.376076	27.210940	-0.60%	4,098
2015	25.905931	27.376076	5.67%	6,041
2014	23.607433	25.905931	9.74%	6,076
2013	17.560229	23.607433	34.44%	6,262
2012	15.528478	17.560229	13.08%	3,437
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.274047	14.978593	-1.93%	44,703
2017	14.858137	15.274047	2.80%	32,856
2016	14.386323	14.858137	3.28%	8,252
2015	14.678405	14.386323	-1.99%	7,870
2014	14.059340	14.678405	4.40%	7,895
2013	14.523213	14.059340	-3.19%	7,891
2012	13.912926	14.523213	4.39%	2,764
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	49.431752	41.642186	-15.76%	2,304
2017	41.485406	49.431752	19.15%	2,474
2016	37.495992	41.485406	10.64%	2,646
2015	38.560249	37.495992	-2.76%	2,695
2014	36.789783	38.560249	4.81%	2,956
2013	27.392178	36.789783	34.31%	2,968
2012	24.189033	27.392178	13.24%	1,177
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	28.238290	23.709025	-16.04%	881
2017	21.975804	28.238290	28.50%	1,072
2016	23.467075	21.975804	-6.35%	1,187
2015	22.982464	23.467075	2.11%	1,673
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.532586	11.588046	-7.54%	0
2017	12.217219	12.532586	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	7,490
2017	13.267937	14.686860	10.69%	2,837
2016	11.858820	13.267937	11.88%	2,946
2015	12.791557	11.858820	-7.29%	6,645
2014	12.582030	12.791557	1.67%	6,101
2013	10.283833	12.582030	22.35%	6,264
2012	9.020633	10.283833	14.00%	985
8

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.464056	16.519149	-5.41%	22,189
2017	16.108477	17.464056	8.42%	24,775
2016	14.291261	16.108477	12.72%	23,239
2015	15.554820	14.291261	-8.12%	23,042
2014	15.041481	15.554820	3.41%	24,304
2013	13.354649	15.041481	12.63%	24,686
2012	11.992969	13.354649	11.35%	12,723
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	43.636823	37.578202	-13.88%	354
2017	39.893682	43.636823	9.38%	391
2016	30.998703	39.893682	28.69%	417
2015	33.860639	30.998703	-8.45%	480
2014	34.060063	33.860639	-0.59%	475
2013	25.291090	34.060063	34.67%	456
2012	21.612003	25.291090	17.02%	313
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.532101	9.604466	0.76%	8,392
2017	9.460508	9.532101	0.76%	8,341
2016	9.297078	9.460508	1.76%	1,976
2015	9.828317	9.297078	-5.41%	1,976
2014	9.763677	9.828317	0.66%	2,773
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	910
2017	11.334512	12.673601	11.81%	905
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	0
2015	10.261380	10.330904	0.68%	3,241
2014	9.918609	10.261380	3.46%	2,205
2013*	10.000000	9.918609	-0.81%	2,279
9

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	362
2017	13.797174	15.637469	13.34%	369
2016	12.333799	13.797174	11.86%	385
2015	13.035277	12.333799	-5.38%	401
2014	12.659081	13.035277	2.97%	393
2013	9.968791	12.659081	26.99%	405
2012*	10.000000	9.968791	-0.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.288345	15.224312	-6.53%	6,405
2017	13.931596	16.288345	16.92%	9,028
2016	14.464707	13.931596	-3.69%	9,275
2015	15.965561	14.464707	-9.40%	10,026
2014	17.048949	15.965561	-6.35%	4,490
2013	13.783255	17.048949	23.69%	1,808
2012	11.700313	13.783255	17.80%	484
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.334010	12.901090	-3.25%	5,994
2017	12.644255	13.334010	5.46%	6,541
2016	11.008964	12.644255	14.85%	3,860
2015	11.911916	11.008964	-7.58%	3,273
2014	11.825257	11.911916	0.73%	4,004
2013	10.826150	11.825257	9.23%	3,112
2012*	10.000000	10.826150	8.26%	595
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.916186	16.710824	-1.21%	779
2017	13.485385	16.916186	25.44%	160
2016	12.855627	13.485385	4.90%	174
2015	13.803004	12.855627	-6.86%	2,117
2014	12.944900	13.803004	6.63%	2,129
2013	10.078253	12.944900	28.44%	2,264
2012*	10.000000	10.078253	0.78%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.113382	9.867861	-2.43%	0
2017	9.898828	10.113382	2.17%	0
2016	9.796037	9.898828	1.05%	0
2015*	10.000000	9.796037	-2.04%	1,273
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	44.250304	44.490404	0.54%	165
2017	34.434579	44.250304	28.51%	168
2016	34.170332	34.434579	0.77%	358
2015	30.881449	34.170332	10.65%	1,224
2014	28.801846	30.881449	7.22%	1,209
2013	22.261226	28.801846	29.38%	1,401
2012	18.182690	22.261226	22.43%	1,058
10

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	24.054667	23.992662	-0.26%	445
2017	16.791786	24.054667	43.25%	475
2016	14.919967	16.791786	12.55%	503
2015	14.423477	14.919967	3.44%	0
2014	13.343943	14.423477	8.09%	0
2013	9.970499	13.343943	33.83%	0
2012*	10.000000	9.970499	-0.30%	621
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	33.063601	27.734388	-16.12%	0
2017	25.570288	33.063601	29.30%	0
2016	27.726728	25.570288	-7.78%	0
2015	30.757342	27.726728	-9.85%	0
2014	35.398964	30.757342	-13.11%	0
2013	31.335568	35.398964	12.97%	0
2012	28.009135	31.335568	11.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.073198	8.914065	-19.50%	6,929
2017	8.763183	11.073198	26.36%	4,996
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
2014	9.852806	9.287866	-5.73%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	0
2016*	10.000000	9.984326	-0.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	1,707
2017	13.596154	16.979338	24.88%	1,781
2016	12.641599	13.596154	7.55%	1,931
2015	13.069092	12.641599	-3.27%	1,982
2014	14.292266	13.069092	-8.56%	1,958
2013	10.238380	14.292266	39.59%	2,320
2012*	10.000000	10.238380	2.38%	3,444
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	37.029118	32.810230	-11.39%	3,695
2017	31.920916	37.029118	16.00%	6,150
2016	28.381463	31.920916	12.47%	6,018
2015	28.982349	28.381463	-2.07%	4,486
2014	26.605168	28.982349	8.94%	4,272
2013	19.849130	26.605168	34.04%	2,888
2012	17.328416	19.849130	14.55%	2,183
11

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	5,222
2017	16.291646	20.424056	25.37%	7,706
2016	15.871014	16.291646	2.65%	8,326
2015	15.101235	15.871014	5.10%	7,304
2014	15.105813	15.101235	-0.03%	7,453
2013	11.972877	15.105813	26.17%	5,386
2012	10.447976	11.972877	14.60%	3,185
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.411184	9.478930	-8.95%	1,937
2017	9.358081	10.411184	11.25%	1,912
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	1,436
2014	17.482977	16.925236	-3.19%	1,408
2013	13.406784	17.482977	30.40%	1,332
2012	11.060501	13.406784	21.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.373243	24.494329	-10.52%	2,093
2017	25.536111	27.373243	7.19%	2,186
2016	21.488963	25.536111	18.83%	634
2015	22.749450	21.488963	-5.54%	696
2014	20.375888	22.749450	11.65%	1,054
2013	15.654684	20.375888	30.16%	1,147
2012	13.838196	15.654684	13.13%	409
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.315015	17.201856	-6.08%	278,091
2017	16.000522	18.315015	14.47%	265,551
2016	14.849732	16.000522	7.75%	259,596
2015	14.876089	14.849732	-0.18%	253,744
2014	14.333814	14.876089	3.78%	239,250
2013	11.761815	14.333814	21.87%	153,249
2012	10.282856	11.761815	14.38%	64,269
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	405,084
2017	11.947024	12.189307	2.03%	368,054
2016	11.773591	11.947024	1.47%	302,170
2015	11.938142	11.773591	-1.38%	282,107
2014	11.504300	11.938142	3.77%	263,056
2013	11.945598	11.504300	-3.69%	177,084
2012	11.513086	11.945598	3.76%	59,488
12

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	2,588
2017	16.411534	21.247212	29.47%	2,146
2016	16.570921	16.411534	-0.96%	2,386
2015	15.734209	16.570921	5.32%	1,157
2014	15.630348	15.734209	0.66%	1,204
2013	12.291636	15.630348	27.16%	1,225
2012	10.185364	12.291636	20.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	12,305
2017	17.065869	21.559589	26.33%	17,253
2016	15.829159	17.065869	7.81%	12,257
2015	15.046269	15.829159	5.20%	12,234
2014	14.085094	15.046269	6.82%	12,733
2013	10.993629	14.085094	28.12%	12,251
2012	9.473308	10.993629	16.05%	4,172
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.039988	17.441755	-3.32%	246,680
2017	14.967386	18.039988	20.53%	261,832
2016	13.629860	14.967386	9.81%	264,864
2015	13.640203	13.629860	-0.08%	257,847
2014	12.518558	13.640203	8.96%	255,197
2013	9.524179	12.518558	31.44%	187,781
2012	8.230825	9.524179	15.71%	78,174
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.282878	16.682451	-3.47%	11,743
2017	16.442359	17.282878	5.11%	12,174
2016	15.309363	16.442359	7.40%	11,989
2015	15.948421	15.309363	-4.01%	14,047
2014	15.530801	15.948421	2.69%	13,406
2013	15.890146	15.530801	-2.26%	13,340
2012	14.321138	15.890146	10.96%	2,947
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.516002	29.742341	-8.53%	1,211
2017	27.949469	32.516002	16.34%	706
2016	24.047691	27.949469	16.23%	204
2015	26.022987	24.047691	-7.59%	495
2014	24.168378	26.022987	7.67%	466
2013	18.070541	24.168378	33.74%	514
2012	15.470175	18.070541	16.81%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.066013	10.011497	-9.53%	32,371
2017	9.452026	11.066013	17.08%	27,516
2016	9.285482	9.452026	1.79%	20,228
2015*	10.000000	9.285482	-7.15%	0
13

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	2,034
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.134655	23.140168	-4.12%	2,151
2017	22.869387	24.134655	5.53%	2,437
2016	20.265831	22.869387	12.85%	2,592
2015	21.050455	20.265831	-3.73%	2,203
2014	20.765745	21.050455	1.37%	2,616
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.975725	16.878142	-6.11%	2,681
2017	14.575396	17.975725	23.33%	1,753
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	19.181710	17.846014	-6.96%	332
2017	16.393765	19.181710	17.01%	366
2016	15.061419	16.393765	8.85%	394
2015	15.300656	15.061419	-1.56%	415
2014	14.006605	15.300656	9.24%	424
2013	10.226827	14.006605	36.96%	454
2012	9.288702	10.226827	10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	900
2017	13.496191	15.982846	18.42%	788
2016	12.599046	13.496191	7.12%	667
2015	12.973144	12.599046	-2.88%	474
2014	12.559301	12.973144	3.30%	476
2013	9.812976	12.559301	27.99%	427
2012	8.546808	9.812976	14.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	277,015
2017	13.151370	14.567286	10.77%	283,629
2016	12.538101	13.151370	4.89%	304,470
2015	12.819763	12.538101	-2.20%	317,243
2014	12.434537	12.819763	3.10%	326,004
2013	10.971118	12.434537	13.34%	294,275
2012	9.993661	10.971118	9.78%	154,511
14

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	102,737
2017	12.264060	12.894265	5.14%	88,116
2016	11.859292	12.264060	3.41%	90,698
2015	12.085949	11.859292	-1.88%	92,360
2014	11.831794	12.085949	2.15%	90,628
2013	11.406770	11.831794	3.73%	86,063
2012	10.734806	11.406770	6.26%	39,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	37,436
2017	10.813782	12.268198	13.45%	40,367
2016	10.363390	10.813782	4.35%	32,942
2015	10.954322	10.363390	-5.39%	27,231
2014	10.836834	10.954322	1.08%	26,842
2013*	10.000000	10.836834	8.37%	1,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	149,540
2017	10.819573	12.598315	16.44%	149,269
2016	10.304924	10.819573	4.99%	149,618
2015	10.959248	10.304924	-5.97%	157,450
2014	10.975511	10.959248	-0.15%	140,367
2013*	10.000000	10.975511	9.76%	29,604
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	226,062
2017	13.368844	15.061604	12.66%	239,635
2016	12.670096	13.368844	5.51%	244,002
2015	12.955579	12.670096	-2.20%	249,097
2014	12.533509	12.955579	3.37%	245,417
2013	10.762993	12.533509	16.45%	228,117
2012	9.689863	10.762993	11.07%	7,946
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	0
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
15

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	113,537
2017	12.949443	14.066362	8.63%	118,585
2016	12.358450	12.949443	4.78%	170,004
2015	12.636825	12.358450	-2.20%	228,104
2014	12.282434	12.636825	2.89%	234,438
2013	11.169980	12.282434	9.96%	226,965
2012	10.268845	11.169980	8.78%	169,646
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	13.052192	12.812523	-1.84%	1,806
2017	12.673918	13.052192	2.98%	1,706
2016	12.209832	12.673918	3.80%	1,599
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	1,642
2017	13.565257	13.914804	2.58%	1,694
2016	13.279654	13.565257	2.15%	1,598
2015	13.503984	13.279654	-1.66%	3,793
2014	13.025248	13.503984	3.68%	3,693
2013	13.452380	13.025248	-3.18%	3,688
2012	12.704929	13.452380	5.88%	2,670
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.214146	12.618721	-11.22%	3,966
2017	12.197549	14.214146	16.53%	3,967
2016	11.077617	12.197549	10.11%	0
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	30.094108	29.287812	-2.68%	2,513
2017	23.958145	30.094108	25.61%	2,451
2016	23.456331	23.958145	2.14%	0
2015	22.637536	23.456331	3.62%	0
2014	21.094704	22.637536	7.31%	381
2013	15.658311	21.094704	34.72%	0
2012	13.376674	15.658311	17.06%	0
16

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.951753	31.703841	-18.61%	1,154
2017	27.901948	38.951753	39.60%	1,079
2016	26.261721	27.901948	6.25%	1,234
2015	31.715737	26.261721	-17.20%	1,228
2014	34.035014	31.715737	-6.81%	1,051
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.390741	13.229560	-1.20%	2,599
2017	13.269527	13.390741	0.91%	2,498
2016	13.324658	13.269527	-0.41%	2,297
2015	13.494346	13.324658	-1.26%	19,541
2014	13.054852	13.494346	3.37%	20,376
2013	13.764967	13.054852	-5.16%	20,560
2012	13.512438	13.764967	1.87%	36,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.837354	9.858834	0.22%	25,731
2017	9.909723	9.837354	-0.73%	31,883
2016	10.023926	9.909723	-1.14%	26,927
2015	10.140543	10.023926	-1.15%	10,570
2014	10.258510	10.140543	-1.15%	10,710
2013	10.377853	10.258510	-1.15%	9,934
2012	10.498914	10.377853	-1.15%	23,076
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.793413	9.089393	-15.79%	598
2017	8.592293	10.793413	25.62%	585
2016	8.637247	8.592293	-0.52%	651
2015	9.028520	8.637247	-4.33%	644
2014	9.199775	9.028520	-1.86%	609
2013	7.916447	9.199775	16.21%	613
2012	6.950462	7.916447	13.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	0
2017	9.660025	11.884646	23.03%	0
2016	9.721257	9.660025	-0.63%	3,870
2015	9.972865	9.721257	-2.52%	8,970
2014	10.754329	9.972865	-7.27%	8,915
2013	8.990410	10.754329	19.62%	7,304
2012	7.694006	8.990410	16.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	31.406973	28.294948	-9.91%	178
2017	26.827228	31.406973	17.07%	663
2016	24.791306	26.827228	8.21%	688
2015	25.332564	24.791306	-2.14%	682
2014	24.410332	25.332564	3.78%	695
2013	19.406489	24.410332	25.78%	711
2012	16.938944	19.406489	14.57%	526
17

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	276,944
2017	16.250688	17.852396	9.86%	296,873
2016	15.464566	16.250688	5.08%	332,172
2015	15.671697	15.464566	-1.32%	372,424
2014	15.158944	15.671697	3.38%	373,762
2013	13.520328	15.158944	12.12%	331,024
2012	12.504317	13.520328	8.13%	110,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	4,817
2017	18.746995	21.276316	13.49%	12,306
2016	17.602214	18.746995	6.50%	12,525
2015	17.902199	17.602214	-1.68%	12,621
2014	17.213315	17.902199	4.00%	13,224
2013	14.572666	17.213315	18.12%	1,504
2012	13.133714	14.572666	10.96%	1,485
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.682719	15.221855	-2.94%	30,966
2017	15.011613	15.682719	4.47%	31,940
2016	14.564788	15.011613	3.07%	42,273
2015	14.695321	14.564788	-0.89%	52,515
2014	14.309590	14.695321	2.70%	50,388
2013	13.808862	14.309590	3.63%	34,394
2012	13.282450	13.808862	3.96%	7,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	94,679
2017	10.801883	12.176209	12.72%	96,230
2016	10.337192	10.801883	4.50%	107,652
2015	10.807752	10.337192	-4.35%	100,715
2014	10.671417	10.807752	1.28%	94,844
2013*	10.000000	10.671417	6.71%	65,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	61,383
2017	10.861216	12.557899	15.62%	61,515
2016	10.273175	10.861216	5.72%	63,090
2015	10.820654	10.273175	-5.06%	73,563
2014	10.759988	10.820654	0.56%	69,382
2013*	10.000000	10.759988	7.60%	22,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.557485	21.962509	-6.77%	216,947
2017	21.102865	23.557485	11.63%	221,925
2016	19.924520	21.102865	5.91%	214,648
2015	20.224004	19.924520	-1.48%	240,217
2014	19.451473	20.224004	3.97%	245,215
2013	16.872314	19.451473	15.29%	233,481
2012	15.403616	16.872314	9.53%	63,462
18

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	28.152661	25.677034	-8.79%	17,189
2017	24.408297	28.152661	15.34%	18,135
2016	22.761033	24.408297	7.24%	18,551
2015	23.195107	22.761033	-1.87%	18,872
2014	22.356717	23.195107	3.75%	19,617
2013	18.481146	22.356717	20.97%	1,797
2012	16.435137	18.481146	12.45%	551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.550246	18.603051	-4.84%	31,209
2017	18.109008	19.550246	7.96%	37,712
2016	17.330765	18.109008	4.49%	46,991
2015	17.537747	17.330765	-1.18%	57,549
2014	16.938973	17.537747	3.53%	63,166
2013	15.508419	16.938973	9.22%	78,665
2012	14.521734	15.508419	6.79%	45,499
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.990647	11.280690	-5.92%	132,959
2017	10.318553	11.990647	16.20%	115,862
2016	9.616317	10.318553	7.30%	39,416
2015	9.951825	9.616317	-3.37%	18,495
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.146444	12.659846	-3.70%	26,135
2017	10.927974	13.146444	20.30%	20,824
2016	10.045670	10.927974	8.78%	6,985
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	46.505004	40.734220	-12.41%	2,267
2017	40.632983	46.505004	14.45%	1,884
2016	34.171304	40.632983	18.91%	1,693
2015	35.467680	34.171304	-3.66%	2,798
2014	32.791237	35.467680	8.16%	2,835
2013	24.932794	32.791237	31.52%	2,851
2012	21.471749	24.932794	16.12%	990
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.867017	10.598109	-17.63%	1,817
2017	10.368566	12.867017	24.10%	1,732
2016	10.754701	10.368566	-3.59%	1,763
2015	10.951496	10.754701	-1.80%	1,686
2014	11.230744	10.951496	-2.49%	1,609
2013	9.383592	11.230744	19.68%	1,001
2012	8.217612	9.383592	14.19%	870
19

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.916023	15.455992	-18.29%	1,716
2017	15.616337	18.916023	21.13%	1,655
2016	15.047914	15.616337	3.78%	1,823
2015	16.082691	15.047914	-6.43%	1,636
2014	18.012939	16.082691	-10.72%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.292821	18.430804	-4.47%	2,615
2017	15.026794	19.292821	28.39%	2,977
2016	14.904528	15.026794	0.82%	3,140
2015	14.620369	14.904528	1.94%	3,719
2014	13.427775	14.620369	8.88%	3,940
2013	10.106069	13.427775	32.87%	3,014
2012	8.803074	10.106069	14.80%	2,126
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	3,172
2017	15.196797	17.180002	13.05%	3,234
2016	13.247487	15.196797	14.71%	3,330
2015	13.878543	13.247487	-4.55%	3,413
2014	12.735469	13.878543	8.98%	3,415
2013	9.541471	12.735469	33.47%	2,409
2012	8.208690	9.541471	16.24%	1,495
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	19.070560	17.521481	-8.12%	1,043
2017	15.128127	19.070560	26.06%	1,206
2016	14.429845	15.128127	4.84%	1,337
2015	14.648357	14.429845	-1.49%	1,308
2014	14.287313	14.648357	2.53%	1,453
2013	10.427761	14.287313	37.01%	467
2012	9.201800	10.427761	13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	1,427
2017	19.661842	22.126129	12.53%	1,402
2016	16.914135	19.661842	16.25%	1,467
2015	17.619336	16.914135	-4.00%	1,521
2014	15.231863	17.619336	15.67%	1,576
2013	11.357084	15.231863	34.12%	1,289
2012	9.875328	11.357084	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.766229	27.911829	-9.28%	331
2017	24.969114	30.766229	23.22%	376
2016	23.375200	24.969114	6.82%	398
2015	23.522555	23.375200	-0.63%	733
2014	23.207171	23.522555	1.36%	432
2013	16.309138	23.207171	42.30%	358
2012	14.589165	16.309138	11.79%	128
20

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.750345	35.839508	-18.08%	343
2017	40.695741	43.750345	7.51%	350
2016	32.773322	40.695741	24.17%	380
2015	35.379738	32.773322	-7.37%	403
2014	33.523407	35.379738	5.54%	409
2013	24.219631	33.523407	38.41%	159
2012	20.366624	24.219631	18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.991876	35.317881	-13.84%	132
2017	36.632273	40.991876	11.90%	139
2016	30.240076	36.632273	21.14%	149
2015	31.182839	30.240076	-3.02%	150
2014	31.371196	31.182839	-0.60%	156
2013	22.579731	31.371196	38.94%	85
2012	19.824409	22.579731	13.90%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	30.017386	29.588011	-1.43%	0
2017	25.253129	30.017386	18.87%	0
2016	22.981833	25.253129	9.88%	0
2015	23.096328	22.981833	-0.50%	596
2014	20.895881	23.096328	10.53%	598
2013	16.162472	20.895881	29.29%	661
2012	14.362170	16.162472	12.54%	762
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.842743	14.075903	-5.17%	3,418
2017	14.145939	14.842743	4.93%	3,452
2016	13.351815	14.145939	5.95%	3,596
2015	14.317576	13.351815	-6.75%	4,881
2014	11.262367	14.317576	27.13%	4,915
2013	11.093835	11.262367	1.52%	5,146
2012	9.710185	11.093835	14.25%	2,391
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	7,349
2017	14.382933	17.235668	19.83%	7,626
2016	13.061331	14.382933	10.12%	8,311
2015	13.089868	13.061331	-0.22%	15,103
2014	11.710717	13.089868	11.78%	15,038
2013*	10.000000	11.710717	17.11%	13,724
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	12,151
2017	10.633224	10.677261	0.41%	12,177
2016	10.495092	10.633224	1.32%	11,379
2015	10.653524	10.495092	-1.49%	10,703
2014	10.724502	10.653524	-0.66%	10,611
2013	10.837845	10.724502	-1.05%	8,814
2012	10.591062	10.837845	2.33%	2,205
21

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	1,273
2017	14.609064	16.489473	12.87%	0
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	0
2014	12.582420	13.003827	3.35%	0
2013*	10.000000	12.582420	25.82%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	11,389
2017	14.237352	17.271425	21.31%	11,070
2016	14.243671	14.237352	-0.04%	4,461
2015	14.994609	14.243671	-5.01%	5,105
2014	16.514477	14.994609	-9.20%	4,861
2013	13.911205	16.514477	18.71%	4,480
2012	11.770571	13.911205	18.19%	1,691
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.747500	10.867647	-7.49%	0
2017	10.779858	11.747500	8.98%	0
2016	10.305628	10.779858	4.60%	0
2015	10.947658	10.305628	-5.86%	0
2014	10.784873	10.947658	1.51%	0
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.645315	11.363313	-10.14%	0
2017	10.902113	12.645315	15.99%	0
2016	10.488290	10.902113	3.95%	0
2015	11.708404	10.488290	-10.42%	0
2014	11.740821	11.708404	-0.28%	0
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.508424	11.422303	-8.68%	0
2017	11.137100	12.508424	12.31%	0
2016	10.644170	11.137100	4.63%	0
2015	11.537839	10.644170	-7.75%	0
2014	11.387543	11.537839	1.32%	0
2013	10.288820	11.387543	10.68%	0
2012*	10.000000	10.288820	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	42.442950	36.333309	-14.39%	3,746
2017	31.495987	42.442950	34.76%	3,738
2016	31.911521	31.495987	-1.30%	4,176
2015	31.139232	31.911521	2.48%	6,175
2014	30.866879	31.139232	0.88%	4,998
22

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.079236	8.809953	-20.48%	4,148
2017	8.863738	11.079236	25.00%	4,148
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.703444	28.799363	-9.16%	1,600
2017	27.496938	31.703444	15.30%	1,603
2016	24.992254	27.496938	10.02%	282
2015	24.521168	24.992254	1.92%	630
2014	22.469491	24.521168	9.13%	645
2013	17.293862	22.469491	29.93%	708
2012	15.003542	17.293862	15.27%	427
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	45.191918	39.961755	-11.57%	1,003
2017	40.133466	45.191918	12.60%	1,061
2016	34.501906	40.133466	16.32%	1,181
2015	37.168245	34.501906	-7.17%	1,099
2014	33.675868	37.168245	10.37%	1,100
2013	24.226087	33.675868	39.01%	1,131
2012	20.828212	24.226087	16.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	2,058
2017	10.470564	11.735218	12.08%	2,058
2016	9.381376	10.470564	11.61%	2,058
2015	10.450730	9.381376	-10.23%	7,441
2014	10.524441	10.450730	-0.70%	7,386
2013	10.635249	10.524441	-1.04%	7,370
2012*	10.000000	10.635249	6.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.767882	10.129788	-5.93%	0
2017	9.922384	10.767882	8.52%	822
2016	8.866028	9.922384	11.91%	871
2015	9.186450	8.866028	-3.49%	0
2014	9.164602	9.186450	0.24%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	3,348
2017	11.210014	12.271013	9.46%	3,475
2016	11.020101	11.210014	1.72%	3,443
2015	12.010066	11.020101	-8.24%	4,987
2014	12.113330	12.010066	-0.85%	4,790
2013	13.115558	12.113330	-7.64%	4,649
2012	12.608799	13.115558	4.02%	2,735
23

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	16,451
2017	11.589833	11.600379	0.09%	16,641
2016	11.573261	11.589833	0.14%	15,517
2015	11.683511	11.573261	-0.94%	16,578
2014	11.731651	11.683511	-0.41%	16,692
2013	11.895761	11.731651	-1.38%	13,642
2012	11.380137	11.895761	4.53%	3,537
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	52,908
2017	10.868481	11.261373	3.61%	64,529
2016	10.717682	10.868481	1.41%	51,361
2015	10.806099	10.717682	-0.82%	69,350
2014	10.494450	10.806099	2.97%	68,566
2013	10.839073	10.494450	-3.18%	65,164
2012	10.014102	10.839073	8.24%	24,025
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.396267	17.905997	-20.05%	147
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	3,251
2017	28.243797	35.543945	25.85%	3,234
2016	32.000556	28.243797	-11.74%	1,534
2015	28.783452	32.000556	11.18%	2,495
2014	22.189717	28.783452	29.72%	1,541
2013	14.914208	22.189717	48.78%	1,517
2012	11.517684	14.914208	29.49%	895
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	5,068
2017	7.801719	7.560210	-3.10%	6,193
2016	5.503148	7.801719	41.77%	3,208
2015	8.387716	5.503148	-34.39%	8,007
2014	10.520797	8.387716	-20.27%	6,384
2013	9.649712	10.520797	9.03%	5,886
2012*	10.000000	9.649712	-3.50%	1,363
24

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.845782	30.888198	0.14%	0
2017	24.792668	30.845782	24.41%	0
2016	23.277094	24.792668	6.51%	0
2015	24.246816	23.277094	-4.00%	0
2014	24.998295	24.246816	-3.01%	0
2013	16.833485	24.998295	48.50%	0
2012	15.787144	16.833485	6.63%	0
25

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	45.061307	37.650766	-16.45%	3,083
2017	40.475152	45.061307	11.33%	3,047
2016	32.876571	40.475152	23.11%	2,929
2015	35.338702	32.876571	-6.97%	3,203
2014	32.880765	35.338702	7.48%	3,193
2013	24.216588	32.880765	35.78%	125
2012	20.721634	24.216588	16.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.057236	13.475577	-4.14%	26,457
2017	13.744427	14.057236	2.28%	24,703
2016	13.346432	13.744427	2.98%	6,977
2015	13.871458	13.346432	-3.78%	9,464
2014	13.612111	13.871458	1.91%	9,398
2013	15.076827	13.612111	-9.72%	5,510
2012	14.232459	15.076827	5.93%	1,334
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.501309	26.187234	-14.14%	5,272
2017	27.736802	30.501309	9.97%	5,318
2016	22.910569	27.736802	21.07%	2,477
2015	23.596828	22.910569	-2.91%	1,934
2014	20.578136	23.596828	14.67%	271
2013	16.058213	20.578136	28.15%	298
2012	14.005712	16.058213	14.65%	237
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.293896	13.409605	-6.19%	146,237
2017	12.620533	14.293896	13.26%	149,951
2016	11.925307	12.620533	5.83%	151,138
2015	12.219436	11.925307	-2.41%	148,444
2014	12.036554	12.219436	1.52%	147,141
2013	10.118850	12.036554	18.95%	110,283
2012*	10.000000	10.118850	1.19%	7,492
26

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.836995	10.381120	-4.21%	0
2017	10.258728	10.836995	5.64%	0
2016	9.217194	10.258728	11.30%	0
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.077667	9.869171	-2.07%	1,267
2017	9.897857	10.077667	1.82%	1,267
2016	9.792122	9.897857	1.08%	1,267
2015*	10.000000	9.792122	-2.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.847824	11.733519	-8.67%	0
2017	11.179574	12.847824	14.92%	0
2016	9.764095	11.179574	14.50%	0
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.158871	15.643143	-8.83%	46,240
2017	15.296183	17.158871	12.18%	44,413
2016	14.936588	15.296183	2.41%	39,701
2015	15.294106	14.936588	-2.34%	43,386
2014	15.209523	15.294106	0.56%	43,722
2013	13.475079	15.209523	12.87%	33,397
2012	12.421855	13.475079	8.48%	4,189
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.765808	13.735927	-18.07%	8,746
2017	15.206604	16.765808	10.25%	8,742
2016	11.758795	15.206604	29.32%	3,516
2015	12.743222	11.758795	-7.73%	4,003
2014	12.230454	12.743222	4.19%	4,073
2013*	10.000000	12.230454	22.30%	1,942
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.502950	11.230341	-16.83%	0
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
27

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	46.232108	41.511208	-10.21%	56
2017	41.691817	46.232108	10.89%	62
2016	33.613089	41.691817	24.03%	69
2015	34.885764	33.613089	-3.65%	77
2014	33.640283	34.885764	3.70%	80
2013	24.233727	33.640283	38.82%	78
2012	21.224949	24.233727	14.18%	96
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	33.066501	31.034181	-6.15%	1,428
2017	27.652060	33.066501	19.58%	1,484
2016	25.151804	27.652060	9.94%	1,513
2015	25.276489	25.151804	-0.49%	1,550
2014	22.653800	25.276489	11.58%	1,612
2013	17.435668	22.653800	29.93%	1,665
2012	15.306274	17.435668	13.91%	1,722
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	29.131754	26.695198	-8.36%	7,522
2017	23.249659	29.131754	25.30%	7,797
2016	21.895515	23.249659	6.18%	8,212
2015	22.814278	21.895515	-4.03%	8,251
2014	21.447816	22.814278	6.37%	8,234
2013	17.993863	21.447816	19.20%	7,939
2012	16.561713	17.993863	8.65%	535
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.701506	10.547185	-1.44%	19,439
2017	10.486546	10.701506	2.05%	8,476
2016	9.756833	10.486546	7.48%	8,476
2015	9.989462	9.756833	-2.33%	5,188
2014	10.068545	9.989462	-0.79%	5,188
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.242252	-17.58%	3,519
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.445305	16.475124	-5.56%	6,277
2017	15.677180	17.445305	11.28%	6,368
2016	15.101297	15.677180	3.81%	6,452
2015	15.389577	15.101297	-1.87%	12,279
2014	14.969777	15.389577	2.80%	10,757
2013	13.405569	14.969777	11.67%	9,578
2012	12.178768	13.405569	10.07%	6,437
28

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.758329	17.379045	-7.35%	0
2017	16.354900	18.758329	14.70%	0
2016	15.668873	16.354900	4.38%	0
2015	15.956541	15.668873	-1.80%	0
2014	15.464277	15.956541	3.18%	0
2013	13.556345	15.464277	14.07%	0
2012	12.153713	13.556345	11.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.416685	18.517366	-9.30%	0
2017	17.146887	20.416685	19.07%	0
2016	16.339438	17.146887	4.94%	0
2015	16.651222	16.339438	-1.87%	0
2014	16.114724	16.651222	3.33%	0
2013	13.454729	16.114724	19.77%	0
2012	11.841534	13.454729	13.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.949937	11.264219	-5.74%	8,827
2017	10.431782	11.949937	14.55%	8,827
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.137046	12.717506	-25.79%	2,654
2017	17.866762	17.137046	-4.08%	2,935
2016	13.565323	17.866762	31.71%	2,745
2015	17.351683	13.565323	-21.82%	2,798
2014	20.163384	17.351683	-13.94%	2,634
2013	16.463930	20.163384	22.47%	374
2012	15.935324	16.463930	3.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.660631	25.857873	-9.78%	19,391
2017	25.789342	28.660631	11.13%	21,792
2016	22.208360	25.789342	16.12%	22,583
2015	23.508684	22.208360	-5.53%	22,256
2014	21.967638	23.508684	7.02%	19,874
2013	17.420485	21.967638	26.10%	11,214
2012	15.086420	17.420485	15.47%	980
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.951879	11.601602	-10.43%	3,811
2017	11.258405	12.951879	15.04%	3,811
2016*	10.000000	11.258405	12.58%	0
29

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	35.188383	34.560656	-1.78%	19,035
2017	26.457042	35.188383	33.00%	19,024
2016	26.671433	26.457042	-0.80%	9,950
2015	25.290301	26.671433	5.46%	9,708
2014	23.093139	25.290301	9.51%	8,378
2013	17.212475	23.093139	34.17%	6,639
2012	15.251883	17.212475	12.85%	1,414
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.820891	14.504640	-2.13%	6,916
2017	14.446478	14.820891	2.59%	6,831
2016	14.016010	14.446478	3.07%	2,975
2015	14.329567	14.016010	-2.19%	3,174
2014	13.753043	14.329567	4.19%	5,522
2013	14.235606	13.753043	-3.39%	3,828
2012	13.665135	14.235606	4.17%	1,394
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	47.965365	40.324587	-15.93%	9,895
2017	40.336059	47.965365	18.91%	10,002
2016	36.530867	40.336059	10.42%	10,104
2015	37.643926	36.530867	-2.96%	9,428
2014	35.988361	37.643926	4.60%	8,565
2013	26.849753	35.988361	34.04%	6,685
2012	23.758224	26.849753	13.01%	355
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	27.400510	22.958763	-16.21%	1,471
2017	21.366883	27.400510	28.24%	1,401
2016	22.862986	21.366883	-6.54%	1,495
2015	22.436258	22.862986	1.90%	1,763
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.414851	11.455800	-7.73%	0
2017	12.126901	12.414851	2.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.402300	12.836000	-10.88%	15,562
2017	13.037157	14.402300	10.47%	15,344
2016	11.676101	13.037157	11.66%	17,680
2015	12.620008	11.676101	-7.48%	15,034
2014	12.438455	12.620008	1.46%	13,070
2013	10.187087	12.438455	22.10%	12,804
2012	8.953922	10.187087	13.77%	3,000
30

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.056373	16.100690	-5.60%	14,326
2017	15.764238	17.056373	8.20%	14,464
2016	14.014111	15.764238	12.49%	15,011
2015	15.284102	14.014111	-8.31%	16,610
2014	14.809675	15.284102	3.20%	19,312
2013	13.175492	14.809675	12.40%	15,053
2012	11.856123	13.175492	11.13%	875
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	42.342263	36.389142	-14.06%	373
2017	38.788406	42.342263	9.16%	386
2016	30.200764	38.788406	28.44%	401
2015	33.055931	30.200764	-8.64%	442
2014	33.318067	33.055931	-0.79%	438
2013	24.790246	33.318067	34.40%	479
2012	21.227051	24.790246	16.79%	240
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.442474	9.494806	0.55%	20,065
2017	9.390508	9.442474	0.55%	20,180
2016	9.246939	9.390508	1.55%	15,644
2015	9.795156	9.246939	-5.60%	16,857
2014	9.750470	9.795156	0.46%	19,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.529171	11.823232	-5.63%	0
2017	11.227984	12.529171	11.59%	0
2016	10.908081	11.227984	2.93%	0
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.317760	9.661230	-6.36%	8,398
2017	10.087884	10.317760	2.28%	8,398
2016	10.275245	10.087884	-1.82%	8,398
2015	10.226781	10.275245	0.47%	8,398
2014	9.905190	10.226781	3.25%	4,919
2013*	10.000000	9.905190	-0.95%	4,251
31

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.459204	13.480454	-12.80%	1,845
2017	13.667447	15.459204	13.11%	1,809
2016	12.242528	13.667447	11.64%	1,900
2015	12.965066	12.242528	-5.57%	1,916
2014	12.616435	12.965066	2.76%	1,990
2013	9.955345	12.616435	26.73%	1,634
2012*	10.000000	9.955345	-0.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.005076	14.929101	-6.72%	14,877
2017	13.716969	16.005076	16.68%	18,841
2016	14.270672	13.716969	-3.88%	19,230
2015	15.783355	14.270672	-9.58%	18,045
2014	16.888577	15.783355	-6.54%	14,182
2013	13.681267	16.888577	23.44%	7,979
2012	11.637337	13.681267	17.56%	1,706
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.182050	12.728117	-3.44%	21,946
2017	12.525419	13.182050	5.24%	22,149
2016	10.927537	12.525419	14.62%	21,645
2015	11.847779	10.927537	-7.77%	22,125
2014	11.785431	11.847779	0.53%	30,319
2013	10.811552	11.785431	9.01%	18,710
2012*	10.000000	10.811552	8.12%	4,680
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.723367	16.486719	-1.42%	9,378
2017	13.358601	16.723367	25.19%	7,978
2016	12.760516	13.358601	4.69%	8,586
2015	13.728671	12.760516	-7.05%	10,396
2014	12.901284	13.728671	6.41%	14,467
2013	10.064650	12.901284	28.18%	8,649
2012*	10.000000	10.064650	0.65%	2,463
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	42.937705	43.082820	0.34%	7,768
2017	33.480626	42.937705	28.25%	8,213
2016	33.290884	33.480626	0.57%	8,674
2015	30.147632	33.290884	10.43%	8,726
2014	28.174446	30.147632	7.00%	9,768
2013	21.820421	28.174446	29.12%	9,460
2012	17.858839	21.820421	22.18%	174
32

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.780072	23.670497	-0.46%	2,883
2017	16.633616	23.780072	42.96%	2,998
2016	14.809295	16.633616	12.32%	2,185
2015	14.345516	14.809295	3.23%	2,265
2014	13.298723	14.345516	7.87%	2,359
2013	9.956837	13.298723	33.56%	1,258
2012*	10.000000	9.956837	-0.43%	511
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	32.082539	26.856647	-16.29%	4,775
2017	24.861677	32.082539	29.04%	4,652
2016	27.012883	24.861677	-7.96%	4,787
2015	30.026296	27.012883	-10.04%	4,611
2014	34.627751	30.026296	-13.29%	3,832
2013	30.714992	34.627751	12.74%	4,031
2012	27.510257	30.714992	11.65%	1,669
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.969114	8.812281	-19.66%	3,685
2017	8.698337	10.969114	26.11%	3,685
2016	7.300082	8.698337	19.15%	3,685
2015	9.256522	7.300082	-21.14%	0
2014	9.839484	9.256522	-5.92%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.216799	9.974658	-2.37%	1,262
2017	9.970969	10.216799	2.47%	1,262
2016*	10.000000	9.970969	-0.29%	1,262
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.785826	16.273592	-3.05%	10,387
2017	13.468357	16.785826	24.63%	9,199
2016	12.548081	13.468357	7.33%	9,531
2015	12.998711	12.548081	-3.47%	9,539
2014	14.244140	12.998711	-8.74%	12,692
2013	10.224572	14.244140	39.31%	7,575
2012*	10.000000	10.224572	2.25%	1,284
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.930572	31.772031	-11.57%	9,855
2017	31.036495	35.930572	15.77%	9,734
2016	27.650885	31.036495	12.24%	8,605
2015	28.293551	27.650885	-2.27%	8,579
2014	26.025521	28.293551	8.71%	8,094
2013	19.456003	26.025521	33.77%	4,298
2012	17.019718	19.456003	14.31%	0
33

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.109857	17.907836	-10.95%	12,936
2017	16.073429	20.109857	25.11%	13,006
2016	15.690071	16.073429	2.44%	7,243
2015	14.959329	15.690071	4.88%	6,774
2014	14.994200	14.959329	-0.23%	6,971
2013	11.908476	14.994200	25.91%	3,446
2012	10.412896	11.908476	14.36%	480
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.355187	9.408755	-9.14%	507
2017	9.326549	10.355187	11.03%	0
2016	8.223058	9.326549	13.42%	0
2015*	10.000000	8.223058	-17.77%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.513907	17.866657	-8.44%	742
2017	16.831508	19.513907	15.94%	781
2016	15.369889	16.831508	9.51%	754
2015	16.783094	15.369889	-8.42%	750
2014	17.371316	16.783094	-3.39%	781
2013	13.348145	17.371316	30.14%	744
2012	11.034498	13.348145	20.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.897341	24.019480	-10.70%	5,442
2017	25.142854	26.897341	6.98%	5,445
2016	21.200786	25.142854	18.59%	5,336
2015	22.489885	21.200786	-5.73%	5,031
2014	20.184237	22.489885	11.42%	3,230
2013	15.538866	20.184237	29.90%	2,337
2012	13.763734	15.538866	12.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.887451	16.766089	-6.27%	192,600
2017	15.658572	17.887451	14.23%	192,344
2016	14.561756	15.658572	7.53%	187,376
2015	14.617188	14.561756	-0.38%	183,946
2014	14.112912	14.617188	3.57%	122,842
2013	11.604010	14.112912	21.62%	94,261
2012	10.165503	11.604010	14.15%	56,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.904800	11.617161	-2.42%	221,528
2017	11.691765	11.904800	1.82%	204,849
2016	11.545328	11.691765	1.27%	178,039
2015	11.730420	11.545328	-1.58%	165,592
2014	11.327043	11.730420	3.56%	137,102
2013	11.785385	11.327043	-3.89%	105,232
2012	11.381759	11.785385	3.55%	54,447
34

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.751253	18.540784	-10.65%	33,101
2017	16.060828	20.751253	29.20%	28,875
2016	16.249589	16.060828	-1.16%	28,360
2015	15.460382	16.249589	5.10%	26,140
2014	15.389466	15.460382	0.46%	21,403
2013	12.126730	15.389466	26.91%	14,158
2012	10.069132	12.126730	20.43%	3,240
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.056256	20.634076	-2.01%	54,507
2017	16.701120	21.056256	26.08%	55,453
2016	15.522153	16.701120	7.60%	57,472
2015	14.784351	15.522153	4.99%	59,108
2014	13.867974	14.784351	6.61%	63,003
2013	10.846099	13.867974	27.86%	42,612
2012	9.365156	10.846099	15.81%	5,020
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.654577	17.034399	-3.51%	181,646
2017	14.677198	17.654577	20.29%	185,723
2016	13.392624	14.677198	9.59%	174,482
2015	13.429965	13.392624	-0.28%	168,790
2014	12.350590	13.429965	8.74%	155,794
2013	9.415433	12.350590	31.17%	133,951
2012	8.153379	9.415433	15.48%	79,257
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.770227	16.154669	-3.67%	14,105
2017	15.986884	16.770227	4.90%	14,341
2016	14.915362	15.986884	7.18%	14,296
2015	15.569485	14.915362	-4.20%	14,587
2014	15.192521	15.569485	2.48%	16,071
2013	15.575561	15.192521	-2.46%	9,545
2012	14.066138	15.575561	10.73%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.551230	28.801124	-8.72%	2,183
2017	27.174980	31.551230	16.10%	2,063
2016	23.428587	27.174980	15.99%	524
2015	25.404465	23.428587	-7.78%	549
2014	23.641763	25.404465	7.46%	517
2013	17.712598	23.641763	33.47%	353
2012	15.194556	17.712598	16.57%	399
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.010968	9.941408	-9.71%	22,643
2017	9.424010	11.010968	16.84%	16,709
2016	9.276671	9.424010	1.59%	17,190
2015*	10.000000	9.276671	-7.23%	7,596
35

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.418788	22.408111	-4.32%	864
2017	22.235908	23.418788	5.32%	864
2016	19.744284	22.235908	12.62%	843
2015	20.550311	19.744284	-3.92%	859
2014	20.313467	20.550311	1.17%	860
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.627414	16.517405	-6.30%	9,484
2017	14.321839	17.627414	23.08%	467
2016	12.785655	14.321839	12.01%	533
2015	13.117078	12.785655	-2.53%	563
2014	12.478109	13.117078	5.12%	559
2013	8.812490	12.478109	41.60%	599
2012	7.646121	8.812490	15.25%	701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.810013	17.464580	-7.15%	69
2017	16.108569	18.810013	16.77%	75
2016	14.829315	16.108569	8.63%	81
2015	15.095404	14.829315	-1.76%	86
2014	13.846726	15.095404	9.02%	87
2013	10.130566	13.846726	36.68%	93
2012	9.219979	10.130566	9.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.673140	13.799067	-11.96%	0
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	0
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.284989	13.212686	-7.51%	246,219
2017	12.922577	14.284989	10.54%	286,470
2016	12.344881	12.922577	4.68%	291,891
2015	12.647807	12.344881	-2.40%	291,108
2014	12.292622	12.647807	2.89%	278,790
2013	10.867888	12.292622	13.11%	269,111
2012	9.919751	10.867888	9.56%	183,391
36

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.176331	13.748761	-9.41%	23,769
2017	13.283830	15.176331	14.25%	23,769
2016	12.546506	13.283830	5.88%	23,757
2015	12.889463	12.546506	-2.66%	23,729
2014	12.479625	12.889463	3.28%	22,079
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.644413	12.147850	-3.93%	0
2017	12.050746	12.644413	4.93%	0
2016	11.676574	12.050746	3.20%	0
2015	11.923875	11.676574	-2.07%	0
2014	11.696785	11.923875	1.94%	0
2013	11.299466	11.696785	3.52%	0
2012	10.655439	11.299466	6.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.152900	11.147286	-8.27%	27,830
2017	10.733802	12.152900	13.22%	35,379
2016	10.307537	10.733802	4.14%	44,783
2015	10.917382	10.307537	-5.59%	36,431
2014	10.822186	10.917382	0.88%	23,465
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.479927	11.439775	-8.33%	46,156
2017	10.739545	12.479927	16.21%	48,650
2016	10.249384	10.739545	4.78%	49,469
2015	10.922285	10.249384	-6.16%	77,240
2014	10.960668	10.922285	-0.35%	68,323
2013*	10.000000	10.960668	9.61%	26,234
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.769770	13.536813	-8.35%	153,835
2017	13.136291	14.769770	12.43%	158,781
2016	12.474867	13.136291	5.30%	162,290
2015	12.781824	12.474867	-2.40%	165,299
2014	12.390488	12.781824	3.16%	198,808
2013	10.661747	12.390488	16.21%	195,019
2012	9.618214	10.661747	10.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.399939	13.747234	-10.73%	7,751
2017	13.221117	15.399939	16.48%	7,751
2016	12.455975	13.221117	6.14%	8,557
2015	12.819720	12.455975	-2.84%	8,557
2014	12.428198	12.819720	3.15%	8,557
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
37

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.793809	12.958458	-6.06%	99,756
2017	12.724189	13.793809	8.41%	102,519
2016	12.168029	12.724189	4.57%	99,465
2015	12.467336	12.168029	-2.40%	108,670
2014	12.142261	12.467336	2.68%	108,738
2013	11.064882	12.142261	9.74%	66,915
2012	10.192902	11.064882	8.55%	32,445
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.799325	12.538742	-2.04%	1,578
2017	12.453505	12.799325	2.78%	1,587
2016	12.021743	12.453505	3.59%	1,576
2015	12.294516	12.021743	-2.22%	627
2014	11.905707	12.294516	3.27%	670
2013	12.331110	11.905707	-3.45%	0
2012	11.630010	12.331110	6.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.645255	13.264405	-2.79%	0
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.080592	12.474715	-11.40%	34,403
2017	12.107350	14.080592	16.30%	0
2016	11.017925	12.107350	9.89%	0
2015	11.533027	11.017925	-4.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.077221	11.891145	-9.07%	0
2017	11.644940	13.077221	12.30%	0
2016	10.852225	11.644940	7.30%	0
2015	11.197987	10.852225	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.570962	28.720113	-2.88%	5,294
2017	23.589221	29.570962	25.36%	5,354
2016	23.141831	23.589221	1.93%	5,402
2015	22.379286	23.141831	3.41%	3,023
2014	20.896330	22.379286	7.10%	3,073
2013	15.542499	20.896330	34.45%	655
2012	13.304699	15.542499	16.82%	0
38

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	37.796225	30.700661	-18.77%	8,832
2017	27.128868	37.796225	39.32%	8,563
2016	25.585677	27.128868	6.03%	7,395
2015	30.962029	25.585677	-17.36%	7,491
2014	33.293585	30.962029	-7.00%	6,165
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.993461	12.810942	-1.40%	0
2017	12.901864	12.993461	0.71%	0
2016	12.981661	12.901864	-0.61%	0
2015	13.173644	12.981661	-1.46%	0
2014	12.770434	13.173644	3.16%	0
2013	13.492384	12.770434	-5.35%	0
2012	13.271782	13.492384	1.66%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.544728	9.546110	0.01%	21,010
2017	9.634382	9.544728	-0.93%	20,282
2016	9.765119	9.634382	-1.34%	8,399
2015	9.898750	9.765119	-1.35%	52,886
2014	10.034210	9.898750	-1.35%	7,064
2013	10.171524	10.034210	-1.35%	19,031
2012	10.311101	10.171524	-1.35%	2,068
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.584203	8.895053	-15.96%	1,892
2017	8.442771	10.584203	25.36%	1,892
2016	8.504104	8.442771	-0.72%	2,373
2015	8.907378	8.504104	-4.53%	2,372
2014	9.094737	8.907378	-2.06%	2,362
2013	7.841921	9.094737	15.98%	174
2012	6.899010	7.841921	13.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.607158	9.832133	-15.29%	22,470
2017	9.453544	11.607158	22.78%	20,384
2016	9.532700	9.453544	-0.83%	19,174
2015	9.799263	9.532700	-2.72%	19,369
2014	10.588556	9.799263	-7.45%	5,252
2013	8.869766	10.588556	19.38%	3,931
2012	7.606187	8.869766	16.61%	2,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	30.475250	27.399648	-10.09%	7,257
2017	26.083960	30.475250	16.84%	7,242
2016	24.153161	26.083960	7.99%	7,384
2015	24.730536	24.153161	-2.33%	7,332
2014	23.878538	24.730536	3.57%	9,456
2013	19.022168	23.878538	25.53%	9,584
2012	16.637218	19.022168	14.34%	5,475
39

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.541989	16.464739	-6.14%	58,678
2017	16.000404	17.541989	9.63%	64,045
2016	15.257174	16.000404	4.87%	64,940
2015	15.492881	15.257174	-1.52%	69,586
2014	15.016353	15.492881	3.17%	71,158
2013	13.420290	15.016353	11.89%	47,848
2012	12.437013	13.420290	7.91%	34,579
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.906382	19.288190	-7.74%	24,941
2017	18.458269	20.906382	13.26%	24,662
2016	17.366154	18.458269	6.29%	24,392
2015	17.697939	17.366154	-1.87%	24,318
2014	17.051415	17.697939	3.79%	27,024
2013	14.464860	17.051415	17.88%	26,830
2012	13.063036	14.464860	10.73%	16,046
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.217493	14.740241	-3.14%	45,063
2017	14.595738	15.217493	4.26%	45,482
2016	14.189924	14.595738	2.86%	45,550
2015	14.346119	14.189924	-1.09%	45,351
2014	13.997881	14.346119	2.49%	44,138
2013	13.535441	13.997881	3.42%	39,696
2012	13.045914	13.535441	3.75%	679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.061776	11.228706	-6.91%	15,288
2017	10.721986	12.061776	12.50%	15,359
2016	10.281473	10.721986	4.28%	6,382
2015	10.771292	10.281473	-4.55%	6,463
2014	10.656981	10.771292	1.07%	6,532
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.439885	11.528100	-7.33%	31,396
2017	10.780881	12.439885	15.39%	33,132
2016	10.217799	10.780881	5.51%	21,984
2015	10.784148	10.217799	-5.25%	22,398
2014	10.745433	10.784148	0.36%	21,959
2013*	10.000000	10.745433	7.45%	13,261
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.858620	21.267588	-6.96%	48,724
2017	20.518201	22.858620	11.41%	48,972
2016	19.411652	20.518201	5.70%	49,601
2015	19.743378	19.411652	-1.68%	74,246
2014	19.027708	19.743378	3.76%	99,333
2013	16.538178	19.027708	15.05%	21,668
2012	15.129256	16.538178	9.31%	12,472
40

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	27.317453	24.864547	-8.98%	78,882
2017	23.732035	27.317453	15.11%	79,000
2016	22.175142	23.732035	7.02%	80,313
2015	22.643867	22.175142	-2.07%	81,478
2014	21.869660	22.643867	3.54%	83,492
2013	18.115146	21.869660	20.73%	13,921
2012	16.142395	18.115146	12.22%	13,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.970283	18.014443	-5.04%	62,429
2017	17.607317	18.970283	7.74%	64,898
2016	16.884676	17.607317	4.28%	67,382
2015	17.120976	16.884676	-1.38%	70,873
2014	16.569944	17.120976	3.33%	71,401
2013	15.201313	16.569944	9.00%	69,987
2012	14.263081	15.201313	6.58%	37,864
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.906932	11.179129	-6.11%	18,015
2017	10.267212	11.906932	15.97%	18,691
2016	9.587816	10.267212	7.09%	11,609
2015	9.942437	9.587816	-3.57%	10,601
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.054650	12.545857	-3.90%	3,445
2017	10.873586	13.054650	20.06%	3,445
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	45.125431	39.445356	-12.59%	11,390
2017	39.507271	45.125431	14.22%	7,310
2016	33.291755	39.507271	18.67%	6,229
2015	34.624827	33.291755	-3.85%	5,825
2014	32.076894	34.624827	7.94%	5,337
2013	24.439049	32.076894	31.25%	5,758
2012	21.089310	24.439049	15.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.617734	10.371613	-17.80%	6,483
2017	10.188218	12.617734	23.85%	6,867
2016	10.588991	10.188218	-3.78%	7,087
2015	10.804612	10.588991	-2.00%	6,979
2014	11.102585	10.804612	-2.68%	1,187
2013	9.295303	11.102585	19.44%	552
2012	8.156839	9.295303	13.96%	444
41

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.362408	14.973088	-18.46%	3,698
2017	15.189926	18.362408	20.89%	3,947
2016	14.666621	15.189926	3.57%	3,947
2015	15.706984	14.666621	-6.62%	3,947
2014	17.627839	15.706984	-10.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.919071	18.036958	-4.66%	12,783
2017	14.765440	18.919071	28.13%	13,647
2016	14.674907	14.765440	0.62%	13,692
2015	14.424305	14.674907	1.74%	13,672
2014	13.274541	14.424305	8.66%	580
2013	10.010976	13.274541	32.60%	0
2012	8.737966	10.010976	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.847068	14.658444	-12.99%	21,643
2017	14.932410	16.847068	12.82%	22,629
2016	13.043322	14.932410	14.48%	22,712
2015	13.692361	13.043322	-4.74%	23,283
2014	12.590098	13.692361	8.75%	8,070
2013	9.451663	12.590098	33.21%	4,322
2012	8.147953	9.451663	16.00%	1,710
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.700975	17.146931	-8.31%	21,605
2017	14.864916	18.700975	25.81%	22,735
2016	14.207446	14.864916	4.63%	25,448
2015	14.451836	14.207446	-1.69%	24,864
2014	14.124232	14.451836	2.32%	14,180
2013	10.329616	14.124232	36.74%	1,455
2012	9.133713	10.329616	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.697417	18.587215	-14.33%	10,061
2017	19.319834	21.697417	12.31%	10,713
2016	16.653512	19.319834	16.01%	10,568
2015	17.383024	16.653512	-4.20%	12,302
2014	15.058030	17.383024	15.44%	2,121
2013	11.250215	15.058030	33.85%	2,235
2012	9.802270	11.250215	14.77%	598
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.853466	27.028600	-9.46%	9,455
2017	24.277287	29.853466	22.97%	9,867
2016	22.773486	24.277287	6.60%	11,837
2015	22.963527	22.773486	-0.83%	11,831
2014	22.701579	22.963527	1.15%	3,856
2013	15.986134	22.701579	42.01%	0
2012	14.329288	15.986134	11.56%	0
42

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	42.452377	34.705405	-18.25%	4,589
2017	39.568210	42.452377	7.29%	4,872
2016	31.929678	39.568210	23.92%	4,475
2015	34.538928	31.929678	-7.55%	4,475
2014	32.793069	34.538928	5.32%	0
2013	23.739961	32.793069	38.13%	0
2012	20.003825	23.739961	18.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	39.775851	34.200387	-14.02%	0
2017	35.617417	39.775851	11.68%	0
2016	29.461724	35.617417	20.89%	0
2015	30.441829	29.461724	-3.22%	0
2014	30.687821	30.441829	-0.80%	0
2013	22.132590	30.687821	38.65%	0
2012	19.471320	22.132590	13.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	29.126932	28.651847	-1.63%	496
2017	24.553508	29.126932	18.63%	496
2016	22.390293	24.553508	9.66%	651
2015	22.547467	22.390293	-0.70%	662
2014	20.440667	22.547467	10.31%	169
2013	15.842417	20.440667	29.02%	187
2012	14.106368	15.842417	12.31%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.554989	13.774921	-5.36%	19,377
2017	13.899722	14.554989	4.71%	19,558
2016	13.145928	13.899722	5.73%	18,823
2015	14.125389	13.145928	-6.93%	19,522
2014	11.133697	14.125389	26.87%	11,461
2013	10.989318	11.133697	1.31%	11,227
2012	9.638248	10.989318	14.02%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.073737	16.021196	-6.16%	79,408
2017	14.276585	17.073737	19.59%	76,874
2016	12.990960	14.276585	9.90%	54,933
2015	13.045731	12.990960	-0.42%	51,911
2014	11.694886	13.045731	11.55%	53,999
2013*	10.000000	11.694886	16.95%	35,234
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.470408	10.413012	-0.55%	13,299
2017	10.448295	10.470408	0.21%	12,251
2016	10.333404	10.448295	1.11%	11,623
2015	10.510667	10.333404	-1.69%	12,693
2014	10.602135	10.510667	-0.86%	12,790
2013	10.735896	10.602135	-1.25%	8,887
2012	10.512764	10.735896	2.12%	560
43

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.334516	14.285008	-12.55%	24,106
2017	14.501024	16.334516	12.64%	13,309
2016	12.160852	14.501024	19.24%	12,748
2015	12.959975	12.160852	-6.17%	12,747
2014	12.565419	12.959975	3.14%	8,040
2013*	10.000000	12.565419	25.65%	9,162
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.971059	14.114127	-16.83%	907
2017	14.018018	16.971059	21.07%	874
2016	14.052606	14.018018	-0.25%	960
2015	14.823482	14.052606	-5.20%	1,664
2014	16.359131	14.823482	-9.39%	1,570
2013	13.808265	16.359131	18.47%	1,815
2012	11.707206	13.808265	17.95%	763
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.625527	10.732903	-7.68%	0
2017	10.689491	11.625527	8.76%	0
2016	10.239887	10.689491	4.39%	0
2015	10.899869	10.239887	-6.05%	0
2014	10.759555	10.899869	1.30%	0
2013	10.149033	10.759555	6.02%	0
2012*	10.000000	10.149033	1.49%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.513962	11.222382	-10.32%	0
2017	10.810675	12.513962	15.76%	0
2016	10.421352	10.810675	3.74%	0
2015	11.657274	10.421352	-10.60%	0
2014	11.713255	11.657274	-0.48%	0
2013	10.267804	11.713255	14.08%	0
2012*	10.000000	10.267804	2.68%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.378493	11.280638	-8.87%	0
2017	11.043689	12.378493	12.09%	0
2016	10.576247	11.043689	4.42%	0
2015	11.487465	10.576247	-7.93%	0
2014	11.360815	11.487465	1.11%	0
2013	10.285465	11.360815	10.46%	0
2012*	10.000000	10.285465	2.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	41.183926	35.183707	-14.57%	5,249
2017	30.623407	41.183926	34.49%	5,249
2016	31.090162	30.623407	-1.50%	5,249
2015	30.399259	31.090162	2.27%	4,180
2014	30.194472	30.399259	0.68%	3,413
44

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.997362	8.727041	-20.64%	0
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.762901	27.888091	-9.35%	4,490
2017	26.735093	30.762901	15.07%	11,054
2016	24.348919	26.735093	9.80%	11,024
2015	23.938400	24.348919	1.71%	11,358
2014	21.979951	23.938400	8.91%	9,512
2013	16.951357	21.979951	29.66%	8,416
2012	14.736275	16.951357	15.03%	355
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	43.851336	38.697370	-11.75%	6,185
2017	39.021643	43.851336	12.38%	1,752
2016	33.613892	39.021643	16.09%	1,505
2015	36.285046	33.613892	-7.36%	1,402
2014	32.942301	36.285046	10.15%	1,402
2013	23.746363	32.942301	38.73%	1,402
2012	20.457250	23.746363	16.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.601456	10.820625	-6.73%	13,234
2017	10.372123	11.601456	11.85%	13,042
2016	9.311956	10.372123	11.39%	12,803
2015	10.394438	9.311956	-10.41%	16,636
2014	10.488976	10.394438	-0.90%	15,945
2013	10.620910	10.488976	-1.24%	13,357
2012*	10.000000	10.620910	6.21%	2,882
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.666607	10.014099	-6.12%	0
2017	9.848932	10.666607	8.30%	0
2016	8.818189	9.848932	11.69%	0
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.057562	11.409397	-5.38%	14,901
2017	11.037287	12.057562	9.24%	14,209
2016	10.872244	11.037287	1.52%	13,771
2015	11.872960	10.872244	-8.43%	14,050
2014	11.999326	11.872960	-1.05%	12,570
2013	13.018453	11.999326	-7.83%	12,804
2012	12.540903	13.018453	3.81%	0
45

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.398620	11.270563	-1.12%	30,947
2017	11.411284	11.398620	-0.11%	25,471
2016	11.418016	11.411284	-0.06%	19,764
2015	11.550147	11.418016	-1.14%	21,520
2014	11.621253	11.550147	-0.61%	21,922
2013	11.807707	11.621253	-1.58%	9,844
2012	11.318862	11.807707	4.32%	2,169
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.205195	10.210339	0.05%	0
2017	10.111376	10.205195	0.93%	0
2016*	10.000000	10.111376	1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.110477	10.890078	-1.98%	75,272
2017	10.744528	11.110477	3.41%	68,164
2016	10.616869	10.744528	1.20%	65,468
2015	10.726161	10.616869	-1.02%	65,417
2014	10.437944	10.726161	2.76%	65,491
2013	10.802571	10.437944	-3.38%	38,417
2012	10.000665	10.802571	8.02%	24,928
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.740900	17.346626	-20.21%	0
2017	17.409902	21.740900	24.88%	0
2016	18.091348	17.409902	-3.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.997190	34.818047	-0.51%	5,457
2017	27.865529	34.997190	25.59%	4,704
2016	31.635835	27.865529	-11.92%	4,469
2015	28.513076	31.635835	10.95%	4,375
2014	22.025783	28.513076	29.45%	3,941
2013	14.833985	22.025783	48.48%	1,918
2012	11.478993	14.833985	29.23%	327
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.473944	5.277001	-29.39%	37,075
2017	7.728290	7.473944	-3.29%	32,554
2016	5.462367	7.728290	41.48%	28,911
2015	8.342503	5.462367	-34.52%	30,503
2014	10.485340	8.342503	-20.44%	18,646
2013	9.636684	10.485340	8.81%	15,398
2012*	10.000000	9.636684	-3.63%	1,546
46

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.036811	30.016884	-0.07%	3,344
2017	24.191220	30.036811	24.16%	3,768
2016	22.758334	24.191220	6.30%	4,196
2015	23.754529	22.758334	-4.19%	4,198
2014	24.540435	23.754529	-3.20%	4,141
2013	16.558629	24.540435	48.20%	2,401
2012	15.560948	16.558629	6.41%	248
47

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.066058	35.873489	-16.70%	0
2017	38.800587	43.066058	10.99%	0
2016	31.612211	38.800587	22.74%	0
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.429702	12.834632	-4.43%	0
2017	13.170800	13.429702	1.97%	0
2016	12.828321	13.170800	2.67%	0
2015	13.373647	12.828321	-4.08%	0
2014	13.163643	13.373647	1.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.347712	25.119687	-14.41%	0
2017	26.768908	29.347712	9.63%	0
2016	22.178321	26.768908	20.70%	0
2015	22.912332	22.178321	-3.20%	0
2014	20.042136	22.912332	14.32%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.071240	13.160347	-6.47%	0
2017	12.461719	14.071240	12.92%	0
2016	11.811051	12.461719	5.51%	0
2015	12.139277	11.811051	-2.70%	0
2014	11.994071	12.139277	1.21%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
48

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	7,137
2017	14.943288	16.712206	11.84%	7,423
2016	14.636371	14.943288	2.10%	7,389
2015	15.032422	14.636371	-2.63%	2,471
2014	14.994880	15.032422	0.25%	504
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.185071	39.551782	-10.49%	0
2017	39.966989	44.185071	10.55%	0
2016	32.320437	39.966989	23.66%	0
2015	33.646506	32.320437	-3.94%	0
2014	32.544252	33.646506	3.39%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.842045	25.435300	-8.64%	0
2017	22.287885	27.842045	24.92%	0
2016	21.053590	22.287885	5.86%	0
2015	22.003955	21.053590	-4.32%	0
2014	20.749127	22.003955	6.05%	0
49

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.550509	10.366565	-1.74%	0
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.785480	15.803514	-5.85%	0
2017	15.130089	16.785480	10.94%	0
2016	14.618643	15.130089	3.50%	0
2015	14.943153	14.618643	-2.17%	0
2014	14.579871	14.943153	2.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.048785	16.670513	-7.64%	0
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.644413	17.762426	-9.58%	0
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.488439	12.198707	-26.02%	0
2017	17.242820	16.488439	-4.38%	0
2016	13.131447	17.242820	31.31%	0
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.391565	24.637289	-10.06%	0
2017	24.722339	27.391565	10.80%	0
2016	21.354259	24.722339	15.77%	0
2015	22.673548	21.354259	-5.82%	0
2014	21.251873	22.673548	6.69%	0
50

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.630433	32.929446	-2.08%	0
2017	25.362483	33.630433	32.60%	0
2016	25.645772	25.362483	-1.10%	0
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.164705	13.820065	-2.43%	0
2017	13.848848	14.164705	2.28%	0
2016	13.477057	13.848848	2.76%	0
2015	13.820605	13.477057	-2.49%	0
2014	13.305010	13.820605	3.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.841769	38.421310	-16.19%	0
2017	38.667425	45.841769	18.55%	0
2016	35.126163	38.667425	10.08%	0
2015	36.306858	35.126163	-3.25%	0
2014	34.815999	36.306858	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.187171	21.874947	-16.47%	0
2017	20.482786	26.187171	27.85%	0
2016	21.983658	20.482786	-6.83%	0
2015	21.639179	21.983658	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	1,266
2016	11.406598	12.697613	11.32%	1,261
2015	12.366353	11.406598	-7.76%	1,282
2014	12.225632	12.366353	1.15%	1,218
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
51

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.467260	34.671297	-14.32%	0
2017	37.183505	40.467260	8.83%	0
2016	29.039191	37.183505	28.05%	0
2015	31.881551	29.039191	-8.92%	0
2014	32.232450	31.881551	-1.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.309334	9.332292	0.25%	0
2017	9.286254	9.309334	0.25%	0
2016	9.172095	9.286254	1.24%	0
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.956764	12.472334	-3.74%	0
2017	12.348801	12.956764	4.92%	0
2016	10.806205	12.348801	14.28%	0
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
52

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.437569	16.155399	-1.72%	0
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.036602	41.049333	0.03%	0
2017	32.095490	41.036602	27.86%	0
2016	32.010671	32.095490	0.26%	0
2015	29.076710	32.010671	10.09%	0
2014	27.256491	29.076710	6.68%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	0
2014	33.499463	28.959507	-13.55%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.498920	15.946496	-3.35%	0
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
53

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.339861	30.272503	-11.84%	0
2017	29.752621	34.339861	15.42%	0
2016	26.587673	29.752621	11.90%	0
2015	27.288613	26.587673	-2.57%	0
2014	25.177682	27.288613	8.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	1,524
2017	15.750743	19.646427	24.73%	1,495
2016	15.421840	15.750743	2.13%	1,619
2015	14.748434	15.421840	4.57%	468
2014	14.827911	14.748434	-0.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	6,646
2017	15.158080	17.263241	13.89%	8,215
2016	14.139190	15.158080	7.21%	8,348
2015	14.236307	14.139190	-0.68%	3,595
2014	13.787099	14.236307	3.26%	1,601
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	7,799
2017	11.318136	11.489405	1.51%	7,437
2016	11.210365	11.318136	0.96%	6,711
2015	11.424829	11.210365	-1.88%	1,920
2014	11.065597	11.424829	3.25%	0
54

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	6,308
2017	14.251395	17.090445	19.92%	6,838
2016	13.043631	14.251395	9.26%	7,275
2015	13.119893	13.043631	-0.58%	2,206
2014	12.102238	13.119893	8.41%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.027675	15.392164	-3.97%	0
2017	15.325481	16.027675	4.58%	0
2016	14.341779	15.325481	6.86%	0
2015	15.016419	14.341779	-4.49%	0
2014	14.697545	15.016419	2.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.154151	27.441603	-9.00%	0
2017	26.050628	30.154151	15.75%	0
2016	22.527552	26.050628	15.64%	0
2015	24.501990	22.527552	-8.06%	0
2014	22.871470	24.501990	7.13%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.381909	21.350492	-4.61%	0
2017	21.316028	22.381909	5.00%	0
2016	18.985039	21.316028	12.28%	0
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
55

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	8,513
2017	12.586067	13.870830	10.21%	8,337
2016	12.059987	12.586067	4.36%	8,168
2015	12.393614	12.059987	-2.69%	2,370
2014	12.082298	12.393614	2.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
56

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
57

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.801336	27.887056	-3.17%	0
2017	23.045089	28.801336	24.98%	0
2016	22.676774	23.045089	1.62%	0
2015	21.996440	22.676774	3.09%	0
2014	20.601502	21.996440	6.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.122641	29.251414	-19.02%	0
2017	26.006358	36.122641	38.90%	0
2016	24.601602	26.006358	5.71%	0
2015	29.862097	24.601602	-17.62%	0
2014	32.208857	29.862097	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.418127	12.206255	-1.71%	0
2017	12.368097	12.418127	0.40%	0
2016	12.482446	12.368097	-0.92%	0
2015	12.705689	12.482446	-1.76%	0
2014	12.354370	12.705689	2.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.121003	9.094430	-0.29%	0
2017	9.234687	9.121003	-1.23%	0
2016	9.388472	9.234687	-1.64%	0
2015	9.545978	9.388472	-1.65%	0
2014	9.706126	9.545978	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
58

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	2,038
2016	14.950504	15.631263	4.55%	2,001
2015	15.227773	14.950504	-1.82%	1,986
2014	14.804424	15.227773	2.86%	2,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.543673	14.044462	-3.43%	0
2017	13.991871	14.543673	3.94%	0
2016	13.644204	13.991871	2.55%	0
2015	13.836473	13.644204	-1.39%	0
2014	13.541776	13.836473	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.846601	20.263831	-7.24%	0
2017	19.669423	21.846601	11.07%	0
2016	18.665241	19.669423	5.38%	0
2015	19.042127	18.665241	-1.98%	0
2014	18.407859	19.042127	3.45%	0
59

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.108061	23.691041	-9.26%	0
2017	22.750329	26.108061	14.76%	0
2016	21.322478	22.750329	6.70%	0
2015	21.839610	21.322478	-2.37%	0
2014	21.157248	21.839610	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.130322	17.164136	-5.33%	0
2017	16.878866	18.130322	7.41%	0
2016	16.235366	16.878866	3.96%	0
2015	16.512796	16.235366	-1.68%	0
2014	16.030088	16.512796	3.01%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.127455	37.583496	-12.85%	0
2017	37.872839	43.127455	13.87%	0
2016	32.011469	37.872839	18.31%	0
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.560296	14.275195	-18.71%	0
2017	14.570542	17.560296	20.52%	0
2016	14.111383	14.570542	3.25%	0
2015	15.158501	14.111383	-6.91%	0
2014	17.064210	15.158501	-11.17%	0
60

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.531605	25.752750	-9.74%	0
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	0
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.572715	33.067221	-18.50%	0
2017	37.931250	40.572715	6.96%	0
2016	30.701789	37.931250	23.55%	0
2015	33.312036	30.701789	-7.84%	0
2014	31.724661	33.312036	5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.014717	32.586063	-14.28%	0
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	0
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
61

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.837277	27.299464	-1.93%	0
2017	23.537668	27.837277	18.27%	0
2016	21.529231	23.537668	9.33%	0
2015	21.746498	21.529231	-1.00%	0
2014	19.774667	21.746498	9.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	0
2015	13.841305	12.842357	-7.22%	0
2014	10.943023	13.841305	26.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.444391	10.533352	-7.96%	0
2017	10.554933	11.444391	8.43%	0
2016	10.141738	10.554933	4.07%	0
2015	10.828346	10.141738	-6.34%	0
2014	10.721577	10.828346	1.00%	0
62

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.319019	11.013763	-10.60%	0
2017	10.674617	12.319019	15.40%	0
2016	10.321494	10.674617	3.42%	0
2015	11.580816	10.321494	-10.87%	0
2014	11.671931	11.580816	-0.78%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.185655	11.070922	-9.15%	0
2017	10.904697	12.185655	11.75%	0
2016	10.474882	10.904697	4.10%	0
2015	11.412092	10.474882	-8.21%	0
2014	11.320708	11.412092	0.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.360444	33.522965	-14.83%	0
2017	29.356440	39.360444	34.08%	0
2016	29.894560	29.356440	-1.80%	0
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.400988	26.571899	-9.62%	0
2017	25.629171	29.400988	14.72%	0
2016	23.412674	25.629171	9.47%	0
2015	23.088145	23.412674	1.41%	0
2014	21.263917	23.088145	8.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.909802	36.870814	-12.02%	0
2017	37.407343	41.909802	12.04%	0
2016	32.321260	37.407343	15.74%	0
2015	34.996153	32.321260	-7.64%	0
2014	31.869053	34.996153	9.81%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
63

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
64

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.860100	28.752697	-0.37%	0
2017	23.314175	28.860100	23.79%	0
2016	21.999965	23.314175	5.97%	0
2015	23.033032	21.999965	-4.49%	0
2014	23.867690	23.033032	-3.50%	0
65

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
66

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
67

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
68

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
69

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
70

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
71

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
72

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
73

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
74

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
75

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
76

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
77

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
78

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
79

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
80

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
81

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
82

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
83

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA) (1)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statement of changes in contract owners’ equity for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 22, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

LORD ABBETT FUNDS

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - NVI Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS

IVY VIP - Energy: Class II (WRENG)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (FTVHI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
1,699,622 shares (cost $33,230,756)	$28,400,687
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
3,785,229 shares (cost $63,994,672)	64,992,374
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
3,994,194 shares (cost $130,088,259)	195,635,626
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2,456,040 shares (cost $98,295,419)	120,468,761
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,050,520 shares (cost $34,997,384)	32,282,486
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
636,401 shares (cost $26,034,379)	22,808,611
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2,250,675 shares (cost $92,769,293)	79,876,456
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
20,179 shares (cost $947,003)	797,669
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
423,724 shares (cost $10,295,081)	11,876,980
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
73,333 shares (cost $4,321,613)	4,025,958
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
1,194,248 shares (cost $16,144,148)	12,802,336
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2,802,530 shares (cost $15,080,900)	13,087,816
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
20,846 shares (cost $238,289)	197,416
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
1,315,694 shares (cost $19,474,712)	15,775,170
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
927,446 shares (cost $10,620,261)	9,728,908
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
452,031 shares (cost $5,298,265)	4,832,208
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
633,523 shares (cost $7,559,039)	6,905,403
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
17,778 shares (cost $331,270)	323,737
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
35,783 shares (cost $409,492)	357,115
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
145,295 shares (cost $3,819,645)	3,972,362
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
48,565 shares (cost $708,728)	596,867
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
4,113 shares (cost $48,675)	48,982
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
1,178,064 shares (cost $14,025,334)	13,924,713
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
41,153 shares (cost $830,789)	696,717
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
5,276,323 shares (cost $104,448,627)	88,378,404
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,442 shares (cost $22,860)	18,486
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
4,517 shares (cost $50,000)	50,000

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
162,294 shares (cost $1,644,094)	1,567,761
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
3,583,309 shares (cost $25,189,128)	25,405,661
AC VP Inc - AC VP CAF: Class I (ACVCA)
1,872 shares (cost $27,011)	26,521
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,422,591 shares (cost $12,589,491)	12,831,772
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
344,642 shares (cost $3,081,800)	3,108,670
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
21,899,871 shares (cost $231,296,215)	211,114,757
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
642 shares (cost $6,924)	6,123
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
533,737 shares (cost $10,619,288)	9,772,717
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
7,741,521 shares (cost $148,905,132)	141,824,656
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
6,850 shares (cost $145,228)	145,768
AFIS(R) - Growth Fund: Class 1 (AFGF)
132,390 shares (cost $8,775,231)	9,262,020
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
43,708 shares (cost $438,929)	408,229
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
57,143,103 shares (cost $684,211,041)	698,288,718
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
20,507 shares (cost $371,321)	356,820
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
17,008 shares (cost $220,525)	207,325
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
54,134 shares (cost $663,586)	646,359
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
12,621 shares (cost $126,715)	118,005
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
3,355,019 shares (cost $24,372,961)	22,814,132
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
26,079,927 shares (cost $305,367,209)	297,050,370
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
19,844,278 shares (cost $212,466,992)	201,419,417
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
24,391,160 shares (cost $358,124,037)	315,865,517
Schwab Gov MM Portfolio(TM) (CHSMM)
5,093,142 shares (cost $5,093,142)	5,093,142
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
469,786 shares (cost $3,139,483)	2,889,183
DE VIPT - DE VIP Value Series: SC (DWVVLS)
83,738 shares (cost $2,462,034)	2,361,401
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
1,486,800 shares (cost $55,938,186)	48,439,955
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
8,374,179 shares (cost $77,341,662)	74,697,681
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
51,675 shares (cost $542,328)	495,566
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
464,523 shares (cost $5,210,390)	4,947,174
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
1,529,063 shares (cost $16,995,663)	16,238,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
12,071,776 shares (cost $245,879,529)	245,902,077
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
419,557 shares (cost $4,992,578)	4,703,238
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
7,308,980 shares (cost $40,539,299)	36,325,629
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
6,182,606 shares (cost $88,857,025)	84,578,056
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
24,283,449 shares (cost $420,690,051)	397,520,068
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
4,191,822 shares (cost $84,738,398)	61,661,695
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
13,252,514 shares (cost $279,284,358)	263,062,406
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
361,914 shares (cost $4,535,030)	4,451,539
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
18,755,634 shares (cost $221,267,088)	229,568,962
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
699,595 shares (cost $9,155,061)	8,772,923
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
30,747,321 shares (cost $348,714,929)	384,341,511
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
875,307 shares (cost $11,180,505)	11,335,229
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
4,637,978 shares (cost $61,496,765)	59,876,302
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
15,993,756 shares (cost $326,535,142)	302,921,732
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
5,494,528 shares (cost $226,386,970)	346,814,591
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
5,498,344 shares (cost $340,435,877)	340,402,460
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
995,796 shares (cost $12,624,302)	12,148,707
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
54,949,735 shares (cost $688,366,432)	661,045,317
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
512,637 shares (cost $17,062,208)	15,327,840
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
7,210,035 shares (cost $230,673,532)	210,677,224
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2,391,459 shares (cost $44,791,501)	45,748,618
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
4,491,942 shares (cost $90,261,139)	85,122,300
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
306,656 shares (cost $3,871,464)	3,400,820
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
288,114 shares (cost $5,193,173)	4,725,077
FID VIPs - EM Portfolio: SC 2 (FEMS2)
271,427 shares (cost $2,967,751)	2,703,415
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
15,292,331 shares (cost $239,399,504)	225,408,963
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
1,244,940 shares (cost $29,278,064)	31,173,297
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
4,911,286 shares (cost $91,547,850)	71,704,769
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
66,372 shares (cost $1,344,722)	1,125,007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
1,024,658 shares (cost $8,578,419)	8,750,578
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2,171,014 shares (cost $34,844,588)	27,658,723
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
6,512,450 shares (cost $116,129,382)	109,604,540
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
12,595,884 shares (cost $91,359,709)	79,605,988
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
115,171 shares (cost $1,226,634)	1,183,962
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,031,442 shares (cost $11,062,425)	10,479,453
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
269,195 shares (cost $8,484,097)	9,580,636
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
28,588 shares (cost $1,926,510)	1,800,781
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
5,246,818 shares (cost $67,000,470)	64,168,590
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
3,541,102 shares (cost $122,065,300)	117,387,540
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
10,991,025 shares (cost $117,096,321)	122,989,567
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,304,974 shares (cost $40,473,528)	33,459,542
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2,266,306 shares (cost $45,150,587)	42,606,546
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2,431,906 shares (cost $40,550,082)	38,813,215
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2,372 shares (cost $34,288)	33,331
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
3,431 shares (cost $45,846)	41,889
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
311,875 shares (cost $5,310,935)	5,420,382
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2,354,635 shares (cost $41,920,773)	37,462,243
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
6,020 shares (cost $177,310)	173,732
MFS(R) VIT - MFS Value Series: SC (MVFSC)
20,018,947 shares (cost $316,941,453)	339,521,349
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
10,515,169 shares (cost $232,168,653)	258,673,146
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
1,649,662 shares (cost $12,596,903)	11,151,718
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
247,688 shares (cost $2,641,435)	2,632,924
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
887,740 shares (cost $9,364,096)	9,401,169
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
184,208 shares (cost $1,420,115)	1,306,035
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
77,606 shares (cost $614,930)	545,572
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
36,286 shares (cost $381,165)	358,147
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
905 shares (cost $15,040)	17,658
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)
101 shares (cost $1,609)	1,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
12,721 shares (cost $143,097)	130,009
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
340,039 shares (cost $3,355,136)	3,305,182
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
17,119 shares (cost $174,922)	172,730
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
32,667,050 shares (cost $336,580,086)	336,470,616
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
164,305,743 shares (cost $1,706,226,323)	1,703,850,552
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2,484,920 shares (cost $39,854,557)	34,913,132
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
10,654,395 shares (cost $175,076,904)	148,522,262
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
253,580,084 shares (cost $4,905,149,297)	5,987,025,783
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
273,889,354 shares (cost $3,110,855,123)	3,031,955,146
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
10,584,509 shares (cost $295,587,062)	287,157,731
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
6,547,354 shares (cost $488,969,247)	516,193,417
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
57,173,026 shares (cost $2,786,230,614)	2,852,934,018
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
9,490,617 shares (cost $61,906,655)	57,038,608
NW VIT - NVIT EM Fund: Class I (GEM)
709,623 shares (cost $8,247,296)	7,954,875
NW VIT - NVIT EM Fund: Class II (GEM2)
4,424,174 shares (cost $51,518,172)	48,975,603
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,475,551 shares (cost $15,776,701)	14,489,913
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,192,566 shares (cost $44,054,101)	40,793,669
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
6,584,691 shares (cost $62,230,567)	66,241,989
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
3,692,168 shares (cost $39,183,072)	36,589,385
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
172,155 shares (cost $2,388,212)	2,043,484
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
7,904,473 shares (cost $98,080,549)	93,668,003
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
6,967,385 shares (cost $71,235,221)	61,103,966
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
197,084,998 shares (cost $2,130,439,621)	1,939,316,382
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
240,432,930 shares (cost $2,518,397,440)	2,264,878,196
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
63,020,780 shares (cost $661,352,121)	605,629,694
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
236,847,864 shares (cost $2,517,840,574)	2,264,265,579
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
35,317,120 shares (cost $351,677,188)	289,247,212
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
72,471,515 shares (cost $778,981,666)	703,698,412
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
283,196 shares (cost $3,054,717)	2,948,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
8,786,076 shares (cost $94,964,369)	91,111,606
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
6,265,523 shares (cost $71,123,237)	67,730,309
NW VIT - NVIT NW Fund: Class I (TRF)
6,030,105 shares (cost $59,480,357)	113,968,991
NW VIT - NVIT NW Fund: Class II (TRF2)
4,970,393 shares (cost $53,206,597)	93,592,498
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
18,640,948 shares (cost $204,574,033)	195,170,729
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
268,560 shares (cost $2,655,476)	2,333,789
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
9,265,101 shares (cost $87,950,190)	80,143,126
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
13,166,850 shares (cost $147,579,222)	147,600,391
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
99,092,251 shares (cost $1,430,996,440)	1,425,937,492
NW VIT - NVIT ID CAF: Class II (NVDCA2)
81,857,226 shares (cost $1,276,416,520)	1,312,171,339
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
61,860,502 shares (cost $634,971,584)	587,674,773
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
181,261,637 shares (cost $2,023,593,114)	2,004,753,705
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
56,618,260 shares (cost $612,282,148)	655,639,449
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
69,377,950 shares (cost $734,896,297)	703,492,418
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
10,266,047 shares (cost $240,099,018)	212,815,144
NW VIT - NVIT Gov MM Fund: Class I (SAM)
565,636,921 shares (cost $565,636,921)	565,636,921
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2,059,648 shares (cost $23,708,138)	18,825,185
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
9,482,658 shares (cost $94,297,292)	86,197,366
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
235,191 shares (cost $2,537,782)	2,142,588
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
5,138,405 shares (cost $52,232,874)	46,553,948
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
735,451 shares (cost $9,253,886)	8,362,080
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
9,344,043 shares (cost $117,631,443)	105,120,485
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
356,813 shares (cost $3,603,768)	3,047,181
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
7,842,071 shares (cost $79,465,141)	66,500,766
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
15,354,394 shares (cost $162,900,910)	146,634,467
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
10,390,905 shares (cost $116,311,882)	94,349,420
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
77,908 shares (cost $822,065)	626,381
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
26,162,492 shares (cost $278,100,743)	211,654,560
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
334,645 shares (cost $6,023,511)	5,337,587

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2,119,055 shares (cost $35,699,074)	31,277,248
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2,169,652 shares (cost $27,871,521)	22,998,313
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
3,149,311 shares (cost $43,847,020)	32,406,410
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
3,529,146 shares (cost $66,673,017)	54,101,815
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2,477,592 shares (cost $49,485,391)	35,355,234
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
26,617,596 shares (cost $245,015,912)	233,968,673
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
15,949,830 shares (cost $164,872,961)	160,933,786
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,654,271 shares (cost $330,948,261)	327,755,539
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
13,301,478 shares (cost $245,906,280)	232,110,787
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
16,430,646 shares (cost $190,054,780)	171,371,641
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
193,295 shares (cost $3,736,220)	3,200,970
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
13,783,227 shares (cost $210,938,343)	226,596,255
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
6,391,329 shares (cost $46,665,227)	38,923,191
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
12,899,067 shares (cost $91,728,057)	77,652,381
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
1,232,467 shares (cost $14,909,499)	13,865,259
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
1,242,812 shares (cost $15,889,414)	14,081,061
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
118,760,543 shares (cost $1,260,283,076)	1,160,290,502
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
54,987,709 shares (cost $579,943,327)	531,181,274
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
93,741,603 shares (cost $1,007,567,727)	977,724,915
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
41,884,516 shares (cost $446,329,312)	427,640,905
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
8,027,581 shares (cost $103,772,012)	84,530,430
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
39,516,699 shares (cost $605,562,496)	626,339,683
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
25,169,338 shares (cost $250,514,381)	244,394,269
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
6,875,602 shares (cost $73,539,249)	71,506,259
NB AMT - Guardian Portfolio: I Class Shares (AMGP) ***
1 shares (cost $11)	9
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
9,436 shares (cost $126,182)	106,626
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
504 shares (cost $12,893)	12,152
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
114,323 shares (cost $2,625,830)	2,533,389
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
917 shares (cost $11,021)	13,371

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
647,541 shares (cost $12,997,891)	14,699,174
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
22,393,674 shares (cost $54,603,915)	47,474,588
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
1,585,785 shares (cost $21,967,228)	22,882,882
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2,173,766 shares (cost $16,630,287)	16,281,505
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
3,056,985 shares (cost $113,244,703)	116,165,447
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,812,156 shares (cost $113,469,040)	105,540,199
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
644,729 shares (cost $1,534,529)	1,308,800
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
372,829 shares (cost $10,810,367)	9,995,553
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
6,104,293 shares (cost $160,147,445)	161,824,817
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
266,502 shares (cost $6,417,195)	5,425,977
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
4,266,641 shares (cost $102,079,701)	85,460,826
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
130,785 shares (cost $10,112,874)	8,978,418
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
305,812 shares (cost $1,518,973)	1,425,086
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,325,299 shares (cost $7,035,215)	6,361,434
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,644 shares (cost $17,025)	17,045
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
4,049,628 shares (cost $43,518,598)	40,698,757
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
1,726,205 shares (cost $17,989,184)	16,537,047
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
39,231,982 shares (cost $411,423,959)	395,458,381
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
34,989,418 shares (cost $387,708,247)	366,689,100
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
19,248 shares (cost $142,077)	117,220
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
911,019 shares (cost $11,760,938)	10,941,343
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
32,262 shares (cost $245,506)	234,864
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
5,219 shares (cost $54,621)	54,020
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
4,795,978 shares (cost $49,712,840)	49,350,616
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
58,022 shares (cost $631,469)	628,956
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
20,187 shares (cost $247,196)	239,221
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
70,600 shares (cost $984,605)	725,766
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
1,008,878 shares (cost $11,868,296)	11,743,341
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
50,610 shares (cost $454,275)	431,194

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
94,801 shares (cost $2,377,109)	2,191,805
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
225,672 shares (cost $2,316,711)	2,159,681
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
569,508 shares (cost $8,016,685)	6,930,912
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
29,899 shares (cost $258,730)	235,305
GGH Variable Fund - Long Short Equity Fund (RSRF)
397 shares (cost $6,404)	5,235
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
621,255 shares (cost $14,815,881)	14,642,979
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) ***
0 shares (cost $8)	9
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
6,313,405 shares (cost $244,005,190)	243,823,717
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
1,465,034 shares (cost $31,738,394)	23,982,605
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
810,692 shares (cost $7,887,628)	6,290,969
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,115,826 shares (cost $14,414,105)	13,311,799
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
629,608 shares (cost $18,796,771)	10,715,932
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
1,470,997 shares (cost $7,718,014)	7,577,402
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
312,207 shares (cost $1,662,101)	1,619,388
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
967,423 shares (cost $5,169,598)	5,159,752
Ivy VIP - Asset Strategy: Class II (WRASP)
17,320,962 shares (cost $181,095,465)	143,621,953
Ivy VIP - Energy: Class II (WRENG)
606 shares (cost $3,571)	2,343
Ivy VIP - High Income: Class II (WRHIP)
23,730,602 shares (cost $84,625,644)	79,155,796
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
8,070,583 shares (cost $88,400,222)	89,351,850
Ivy VIP - PF Aggressive: Class II (WRPAP)
4,350 shares (cost $21,716)	20,022
Ivy VIP - PF Conservative: Class II (WRPCP)
266,116 shares (cost $1,318,665)	1,286,593
Ivy VIP - PF Moderate: Class II (WRPMP)
4,717,429 shares (cost $25,428,795)	23,045,582
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
8,727,704 shares (cost $48,689,126)	43,489,274
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
961,447 shares (cost $5,192,798)	4,708,783
WF VT - VT Discovery Fund: Class 2 (SVDF)
1,467 shares (cost $35,778)	38,352
WF VT - VT Opportunity Fund: Class 2 (SVOF)
10,065 shares (cost $222,979)	229,985
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
9,175,021 shares (cost $90,391,500)	86,153,447
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
858 shares (cost $21,754)	21,659

Total Investments***	$48,894,622,365

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - AC VP Inc - AC VP CAF: Class I (ACVCA) (total assets - $26,605; total contract owners’ equity - $26,605)	84
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $6,179; total contract owners’ equity - $6,179)	56
Accounts Receivable - AFIS(R) - High-Income Bond Fund: Class 1 (AFHY) (total assets - $408,370; total contract owners’ equity - $408,370)	141
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $22,913,395; total contract owners’ equity - $22,913,395)	99,263
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $297,633,981; total contract owners’ equity - $297,633,981)	583,611
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $17,735; total contract owners’ equity - $17,735)	77
Accounts Receivable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $12,349; total contract owners’ equity - $12,349)	197
Accounts Receivable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $13,378; total contract owners’ equity - $13,378)	7
Accounts Receivable - WF VT - VT Discovery Fund: Class 2 (SVDF) (total assets - $38,366; total contract owners’ equity - $38,366)	14
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $230,758; total contract owners’ equity - $230,758)	773
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB) (total assets - $1,956; total contract owners’ equity - $1,954)	(2)
Accounts Payable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Accounts Payable - GGH Variable Fund - Long Short Equity Fund (RSRF) (total assets - $5,235; total contract owners’ equity - $5,233)	(2)
Accounts Payable - T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Other Accounts Payable	(110,524)

$48,895,196,042

Contract Owners’ Equity***:
Accumulation units	48,884,126,452
Contracts in payout (annuitization) period (note 1f)	11,069,590

Total Contract Owners’ Equity (note 5)	$48,895,196,042

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$843,814,146	115,550	650,802	3,682,588	1,967,356	660,338	322,016	960,547
Mortality and expense risk charges (note 2)	(795,801,649)	(556,686)	(1,172,293)	(3,017,070)	(2,096,858)	(488,590)	(342,960)	(1,468,644)

Net investment income (loss)	48,012,497	(441,136)	(521,491)	665,518	(129,502)	171,748	(20,944)	(508,097)

Realized gain (loss) on investments	903,559,124	(182,674)	4,740,391	12,264,225	10,675,558	1,511,319	186,732	428,131
Change in unrealized gain (loss) on investments	(7,183,273,746)	(9,294,649)	(15,917,127)	(29,584,102)	(21,362,236)	(10,565,838)	(5,389,509)	(19,390,741)

Net gain (loss) on investments	(6,279,714,622)	(9,477,323)	(11,176,736)	(17,319,877)	(10,686,678)	(9,054,519)	(5,202,777)	(18,962,610)

Reinvested capital gains	2,729,622,590	4,002,076	4,352,311	5,118,664	3,274,385	6,984,593	3,218,564	12,286,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,502,079,535)	(5,916,383)	(7,345,916)	(11,535,695)	(7,541,795)	(1,898,178)	(2,005,157)	(7,183,877)

Investment Activity:	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4
Reinvested dividends	$-	110,498	-	16,883	-	3,278	124,570	137,458
Mortality and expense risk charges (note 2)	(13,416)	(186,126)	(74,972)	(250,001)	(245,791)	(842)	(310,817)	(181,690)

Net investment income (loss)	(13,416)	(75,628)	(74,972)	(233,118)	(245,791)	2,436	(186,247)	(44,232)

Realized gain (loss) on investments	24,615	763,346	351,568	(277,852)	1,166,673	(2,007)	(2,880,143)	49,581
Change in unrealized gain (loss) on investments	(388,974)	(2,654,626)	(796,498)	(3,593,695)	(3,618,568)	(32,843)	969,425	(1,412,743)

Net gain (loss) on investments	(364,359)	(1,891,280)	(444,930)	(3,871,547)	(2,451,895)	(34,850)	(1,910,718)	(1,363,162)

Reinvested capital gains	166,236	1,283,614	321,677	2,162,694	1,751,094	18,821	833,890	552,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(211,539)	(683,294)	(198,225)	(1,941,971)	(946,592)	(13,593)	(1,263,075)	(854,440)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB
Reinvested dividends	$53,712	98,462	-	6,618	33,845	5,218	1,003	253,838
Mortality and expense risk charges (note 2)	(129,890)	(141,582)	(4,025)	(1,606)	(68,049)	(3,535)	(321)	(296,327)

Net investment income (loss)	(76,178)	(43,120)	(4,025)	5,012	(34,204)	1,683	682	(42,489)

Realized gain (loss) on investments	352,432	4,513	7,030	(9,101)	556,652	(7,637)	187	276,971
Change in unrealized gain (loss) on investments	(1,155,032)	(1,064,467)	(90,445)	(50,299)	(1,334,184)	(111,862)	(5,073)	(1,693,655)

Net gain (loss) on investments	(802,600)	(1,059,954)	(83,415)	(59,400)	(777,532)	(119,499)	(4,886)	(1,416,684)

Reinvested capital gains	351,223	370,798	54,815	29,618	514,481	-	69	20,238

Net increase (decrease) in contract owners’ equity resulting from operations	$(527,555)	(732,276)	(32,625)	(24,770)	(297,255)	(117,816)	(4,135)	(1,438,935)

Investment Activity:	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$4,356	242,602	391	45,711	394,653	-	280,051	60,015
Mortality and expense risk charges (note 2)	(4,041)	(1,762,978)	(90)	(5,987)	(376,555)	(406)	(195,765)	(50,184)

Net investment income (loss)	315	(1,520,376)	301	39,724	18,098	(406)	84,286	9,831

Realized gain (loss) on investments	47,775	439,725	300	(26)	1,248,626	725	790,680	209,046
Change in unrealized gain (loss) on investments	(231,135)	(25,096,329)	(5,079)	(80,290)	(2,785,551)	(2,256)	(3,106,831)	(774,609)

Net gain (loss) on investments	(183,360)	(24,656,604)	(4,779)	(80,316)	(1,536,925)	(1,531)	(2,316,151)	(565,563)

Reinvested capital gains	72,676	8,634,531	-	-	189,600	180	1,094,429	273,788

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,369)	(17,542,449)	(4,478)	(40,592)	(1,329,227)	(1,757)	(1,137,436)	(281,944)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2
Reinvested dividends	$6,331,023	95	166,514	2,128,929	-	71,904	34,063	10,321,568
Mortality and expense risk charges (note 2)	(3,429,548)	(104)	(146,898)	(2,697,208)	(18)	(144,164)	(8,835)	(11,961,737)

Net investment income (loss)	2,901,475	(9)	19,616	(568,279)	(18)	(72,260)	25,228	(1,640,169)

Realized gain (loss) on investments	(7,207,810)	113	249,401	6,199,565	-	327,349	(12,047)	12,512,742
Change in unrealized gain (loss) on investments	(5,751,415)	(1,672)	(2,613,642)	(39,883,668)	540	(1,361,317)	(32,457)	(88,710,918)

Net gain (loss) on investments	(12,959,225)	(1,559)	(2,364,241)	(33,684,103)	540	(1,033,968)	(44,504)	(76,198,176)

Reinvested capital gains	-	493	756,816	10,516,053	-	1,083,012	-	30,232,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,057,750)	(1,075)	(1,587,809)	(23,736,329)	522	(23,216)	(19,276)	(47,606,212)

Investment Activity:	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3
Reinvested dividends	$1,761	1,770	13,332	1,700	1,878,503	6,799,886	3,973,620	2,973,776
Mortality and expense risk charges (note 2)	(285)	(327)	(8,709)	(215)	(534,173)	(3,911,606)	(3,435,272)	(5,904,102)

Net investment income (loss)	1,476	1,443	4,623	1,485	1,344,330	2,888,280	538,348	(2,930,326)

Realized gain (loss) on investments	(21)	(4)	266	(61)	(1,024,322)	(295,238)	4,407,565	2,038,078
Change in unrealized gain (loss) on investments	(14,501)	(13,200)	(8,086)	(8,710)	(1,535,712)	(8,016,626)	(40,364,295)	(46,294,503)

Net gain (loss) on investments	(14,522)	(13,204)	(7,820)	(8,771)	(2,560,034)	(8,311,864)	(35,956,730)	(44,256,425)

Reinvested capital gains	-	-	-	-	-	-	16,298,658	15,092,560

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,046)	(11,761)	(3,197)	(7,286)	(1,215,704)	(5,423,584)	(19,119,724)	(32,094,191)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB
Reinvested dividends	$93,808	155,459	25,868	355,907	2,584,594	17,636	-	171,769
Mortality and expense risk charges (note 2)	(56,375)	(38,882)	(8,837)	(961,551)	(1,085,433)	(5,332)	(2,689)	(73,408)

Net investment income (loss)	37,433	116,577	17,031	(605,644)	1,499,161	12,304	(2,689)	98,361

Realized gain (loss) on investments	-	(17,915)	9,773	827,868	651,715	(92,962)	(65)	(64,112)
Change in unrealized gain (loss) on investments	-	(259,535)	(229,654)	(15,227,262)	(3,696,557)	71,751	(46,762)	(149,281)

Net gain (loss) on investments	-	(277,450)	(219,881)	(14,399,394)	(3,044,842)	(21,211)	(46,827)	(213,393)

Reinvested capital gains	-	-	113,066	4,256,704	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,433	(160,873)	(89,784)	(10,748,334)	(1,545,681)	(8,907)	(49,516)	(115,032)

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2
Reinvested dividends	$507,185	6,248,182	41,016	2,215,062	1,555,135	5,198,536	586,703	6,057,739
Mortality and expense risk charges (note 2)	(258,371)	(3,818,132)	(82,472)	(555,630)	(1,279,583)	(5,101,818)	(1,397,939)	(4,631,679)

Net investment income (loss)	248,814	2,430,050	(41,456)	1,659,432	275,552	96,718	(811,236)	1,426,060

Realized gain (loss) on investments	(206,676)	(2,461,075)	332,339	(147,736)	(709,692)	1,118,749	(25,823)	5,139,766
Change in unrealized gain (loss) on investments	(464,573)	(39,778,728)	(1,642,487)	(3,327,761)	(8,812,378)	(44,377,897)	(20,975,884)	(49,613,070)

Net gain (loss) on investments	(671,249)	(42,239,803)	(1,310,148)	(3,475,497)	(9,522,070)	(43,259,148)	(21,001,707)	(44,473,304)

Reinvested capital gains	-	13,534,654	262,800	-	3,209,936	17,121,835	83,754	14,100,291

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,435)	(26,275,099)	(1,088,804)	(1,816,065)	(6,036,582)	(26,040,595)	(21,729,189)	(28,946,953)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP
Reinvested dividends	$71,838	3,434,533	135,255	5,367,552	160,238	755,190	493,859	953,025
Mortality and expense risk charges (note 2)	(63,842)	(3,641,140)	(126,299)	(6,417,698)	(172,072)	(1,126,337)	(4,152,339)	(5,321,261)

Net investment income (loss)	7,996	(206,607)	8,956	(1,050,146)	(11,834)	(371,147)	(3,658,480)	(4,368,236)

Realized gain (loss) on investments	45,923	5,460,195	344,974	15,114,450	621,571	1,403,270	3,872,401	29,599,018
Change in unrealized gain (loss) on investments	(443,305)	(26,102,773)	(1,352,360)	(60,188,294)	(2,131,261)	(9,147,520)	(49,791,435)	(82,860,360)

Net gain (loss) on investments	(397,382)	(20,642,578)	(1,007,386)	(45,073,844)	(1,509,690)	(7,744,250)	(45,919,034)	(53,261,342)

Reinvested capital gains	135,453	7,001,858	308,057	14,371,284	342,307	1,773,016	15,255,804	55,285,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(253,933)	(13,847,327)	(690,373)	(31,752,706)	(1,179,217)	(6,342,381)	(34,321,710)	(2,344,184)

Investment Activity:	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS
Reinvested dividends	$150,209	300,339	14,969,046	104,250	1,053,052	832,764	1,316,598	36,302
Mortality and expense risk charges (note 2)	(6,098,874)	(170,578)	(8,876,949)	(250,475)	(4,161,441)	(735,263)	(1,502,092)	(56,154)

Net investment income (loss)	(5,948,665)	129,761	6,092,097	(146,225)	(3,108,389)	97,501	(185,494)	(19,852)

Realized gain (loss) on investments	14,118,539	(199,311)	(423,542)	277,996	6,906,338	583,232	1,128,172	197,080
Change in unrealized gain (loss) on investments	(66,693,541)	(286,813)	(22,436,181)	(4,648,257)	(67,955,807)	(9,512,953)	(17,141,232)	(1,148,924)

Net gain (loss) on investments	(52,575,002)	(486,124)	(22,859,723)	(4,370,261)	(61,049,469)	(8,929,721)	(16,013,060)	(951,844)

Reinvested capital gains	51,928,807	83,100	3,764,870	1,649,105	24,078,372	-	-	194,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,594,860)	(273,263)	(13,002,756)	(2,867,381)	(40,079,486)	(8,832,220)	(16,198,554)	(777,415)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Years Ended December 31, 2018

Investment Activity:	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2
Reinvested dividends	$122,771	15,742	11,892,616	451,446	792,590	28,871	101,689	887,149
Mortality and expense risk charges (note 2)	(45,470)	(12,698)	(4,041,325)	(523,037)	(1,321,530)	(5,360)	(168,463)	(502,706)

Net investment income (loss)	77,301	3,044	7,851,291	(71,591)	(528,940)	23,511	(66,774)	384,443

Realized gain (loss) on investments	(97,554)	(1,665)	3,671,899	2,444,711	2,882,734	(7,094)	(107,114)	(1,089,557)
Change in unrealized gain (loss) on investments	(447,000)	(264,336)	(25,548,526)	(6,696,720)	(27,725,338)	(175,665)	(1,878,357)	(5,020,502)

Net gain (loss) on investments	(544,554)	(266,001)	(21,876,627)	(4,252,009)	(24,842,604)	(182,759)	(1,985,471)	(6,110,059)

Reinvested capital gains	134,840	-	-	2,186,578	13,498,029	15,296	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,413)	(262,957)	(14,025,336)	(2,137,022)	(11,873,515)	(143,952)	(2,052,245)	(5,725,616)

Investment Activity:	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS
Reinvested dividends	$-	2,914,512	32,933	128,127	180,042	2,321	1,663,692	1,702,078
Mortality and expense risk charges (note 2)	(1,810,659)	(1,603,098)	(4,863)	(176,697)	(126,239)	(6,465)	(920,843)	(2,054,389)

Net investment income (loss)	(1,810,659)	1,311,414	28,070	(48,570)	53,803	(4,144)	742,849	(352,311)

Realized gain (loss) on investments	(1,945,731)	363,722	(4,219)	338,017	425,373	12,719	(139,264)	710,265
Change in unrealized gain (loss) on investments	4,193,318	(14,122,207)	(46,307)	(2,111,734)	(808,909)	(191,274)	(2,208,007)	(16,594,783)

Net gain (loss) on investments	2,247,587	(13,758,485)	(50,526)	(1,773,717)	(383,536)	(178,555)	(2,347,271)	(15,884,518)

Reinvested capital gains	-	2,282,402	-	214,170	261,634	84,734	-	18,286,925

Net increase (decrease) in contract owners’ equity resulting from operations	$436,928	(10,164,669)	(22,456)	(1,608,117)	(68,099)	(97,965)	(1,604,422)	2,050,096

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC
Reinvested dividends	$1,512,830	709,523	909,405	1,218,099	1,126	153	20,160	-
Mortality and expense risk charges (note 2)	(2,227,261)	(636,983)	(769,030)	(467,645)	(39)	(60)	(89,874)	(646,479)

Net investment income (loss)	(714,431)	72,540	140,375	750,454	1,087	93	(69,714)	(646,479)

Realized gain (loss) on investments	16,505,654	(1,833,508)	1,184,685	(76,499)	-	(4)	82,259	1,821,170
Change in unrealized gain (loss) on investments	(22,197,486)	(5,139,049)	(11,710,029)	(1,344,164)	(957)	(3,957)	(378,897)	(9,219,737)

Net gain (loss) on investments	(5,691,832)	(6,972,557)	(10,525,344)	(1,420,663)	(957)	(3,961)	(296,638)	(7,398,567)

Reinvested capital gains	4,567,351	-	-	-	-	409	356,282	6,094,876

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,838,912)	(6,900,017)	(10,384,969)	(670,209)	130	(3,459)	(10,070)	(1,950,170)

Investment Activity:	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$1,379	5,199,720	2,604,278	321,784	57,959	227,666	86,544	35,835
Mortality and expense risk charges (note 2)	(951)	(6,183,255)	(4,445,133)	(188,183)	(32,128)	(146,982)	(20,106)	(5,633)

Net investment income (loss)	428	(983,535)	(1,840,855)	133,601	25,831	80,684	66,438	30,202

Realized gain (loss) on investments	(6,450)	22,357,608	11,909,540	(70,194)	785	71,349	7,084	(17,110)
Change in unrealized gain (loss) on investments	4,819	(94,048,066)	(45,275,409)	(1,671,137)	(70,753)	(399,355)	(204,563)	(64,719)

Net gain (loss) on investments	(1,631)	(71,690,458)	(33,365,869)	(1,741,331)	(69,968)	(328,006)	(197,479)	(81,829)

Reinvested capital gains	631	27,076,633	3,237,821	437,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(572)	(45,597,360)	(31,968,903)	(1,169,961)	(44,137)	(247,322)	(131,041)	(51,627)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2
Reinvested dividends	$9,985	661	60	724	87,169	4,563	3,622,095	22,348,023
Mortality and expense risk charges (note 2)	(3,828)	(319)	(32)	(2,269)	(18,667)	(505)	(4,410,348)	(23,998,157)

Net investment income (loss)	6,157	342	28	(1,545)	68,502	4,058	(788,253)	(1,650,134)

Realized gain (loss) on investments	1,138	2,357	144	25,153	(3,290)	(1)	2,471,246	827,956
Change in unrealized gain (loss) on investments	(35,038)	(4,917)	(380)	(71,050)	(49,953)	(2,192)	(30,426,570)	(191,171,667)

Net gain (loss) on investments	(33,900)	(2,560)	(236)	(45,897)	(53,243)	(2,193)	(27,955,324)	(190,343,711)

Reinvested capital gains	-	-	-	26,541	-	91	13,014,492	81,105,626

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,743)	(2,218)	(208)	(20,901)	15,259	1,956	(15,729,085)	(110,888,219)

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$566,319	2,130,451	76,904,565	69,605,468	745,445	1,774,563	30,982,501	3,569,494
Mortality and expense risk charges (note 2)	(556,103)	(2,672,850)	(98,472,188)	(42,905,875)	(5,112,614)	(9,252,895)	(46,074,755)	(993,450)

Net investment income (loss)	10,216	(542,399)	(21,567,623)	26,699,593	(4,367,169)	(7,478,332)	(15,092,254)	2,576,044

Realized gain (loss) on investments	1,013,724	4,380,443	162,349,396	11,017,167	11,244,628	45,661,848	118,796,905	1,147,091
Change in unrealized gain (loss) on investments	(7,833,295)	(33,380,021)	(893,029,411)	(122,145,281)	(58,849,838)	(102,883,549)	(450,860,185)	(6,560,887)

Net gain (loss) on investments	(6,819,571)	(28,999,578)	(730,680,015)	(111,128,114)	(47,605,210)	(57,221,701)	(332,063,280)	(5,413,796)

Reinvested capital gains	2,692,475	11,649,477	341,399,975	11,124,343	17,453,965	56,261,054	247,543,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,116,880)	(17,892,500)	(410,847,663)	(73,304,178)	(34,518,414)	(8,438,979)	(99,612,336)	(2,837,752)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$62,619	251,228	346,706	858,103	403,587	189,122	14,987	604,282
Mortality and expense risk charges (note 2)	(122,902)	(949,791)	(227,898)	(749,232)	(1,019,813)	(646,450)	(29,377)	(1,709,997)

Net investment income (loss)	(60,283)	(698,563)	118,808	108,871	(616,226)	(457,328)	(14,390)	(1,105,715)

Realized gain (loss) on investments	242,622	2,326,366	158,153	2,345,202	3,143,671	1,123,674	(31,900)	7,426,223
Change in unrealized gain (loss) on investments	(2,069,335)	(13,325,589)	(3,085,892)	(10,312,723)	(14,357,331)	(7,593,896)	(349,371)	(24,473,148)

Net gain (loss) on investments	(1,826,713)	(10,999,223)	(2,927,739)	(7,967,521)	(11,213,660)	(6,470,222)	(381,271)	(17,046,925)

Reinvested capital gains	-	-	83,763	229,734	7,763,536	4,380,874	233,530	11,452,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,886,996)	(11,697,786)	(2,725,168)	(7,628,916)	(4,066,350)	(2,546,676)	(162,131)	(6,699,686)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1
Reinvested dividends	$1,336,357	47,364,189	51,606,493	14,050,198	51,664,604	6,668,401	16,757,544	95,386
Mortality and expense risk charges (note 2)	(1,258,962)	(32,096,206)	(39,523,631)	(9,852,727)	(38,837,177)	(5,420,237)	(11,616,195)	(43,843)

Net investment income (loss)	77,395	15,267,983	12,082,862	4,197,471	12,827,427	1,248,164	5,141,349	51,543

Realized gain (loss) on investments	(881,096)	29,768,140	36,926,764	(4,289,679)	36,562,752	423,579	3,096,067	(53,375)
Change in unrealized gain (loss) on investments	(9,548,966)	(317,141,748)	(414,176,923)	(30,633,306)	(383,330,682)	(57,193,774)	(86,788,956)	(63,452)

Net gain (loss) on investments	(10,430,062)	(287,373,608)	(377,250,159)	(34,922,985)	(346,767,930)	(56,770,195)	(83,692,889)	(116,827)

Reinvested capital gains	1,400,459	109,458,295	123,441,637	3,795,662	121,116,144	19,354,216	31,104,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,952,208)	(162,647,330)	(241,725,660)	(26,929,852)	(212,824,359)	(36,167,815)	(47,447,217)	(65,284)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA
Reinvested dividends	$2,681,476	1,685,250	1,334,572	828,258	3,982,632	64,323	2,090,158	2,518,583
Mortality and expense risk charges (note 2)	(1,449,870)	(1,040,973)	(1,675,693)	(1,605,778)	(2,754,328)	(11,237)	(1,347,695)	(2,892,547)

Net investment income (loss)	1,231,606	644,277	(341,121)	(777,520)	1,228,304	53,086	742,463	(373,964)

Realized gain (loss) on investments	(1,314,436)	(360,233)	5,412,533	12,434,552	(2,864,077)	17,814	682,978	13,445,287
Change in unrealized gain (loss) on investments	(2,213,320)	(2,378,195)	(6,081,029)	(12,693,515)	(1,525,061)	(441,191)	(15,856,682)	(44,777,087)

Net gain (loss) on investments	(3,527,756)	(2,738,428)	(668,496)	(258,963)	(4,389,138)	(423,377)	(15,173,704)	(31,331,800)

Reinvested capital gains	-	-	-	-	-	-	-	14,202,162

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,296,150)	(2,094,151)	(1,009,617)	(1,036,483)	(3,160,834)	(370,291)	(14,431,241)	(17,503,602)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$29,158,049	24,355,851	12,303,371	39,800,750	11,827,106	14,507,402	3,263,650	7,279,939
Mortality and expense risk charges (note 2)	(22,656,779)	(22,088,552)	(9,324,010)	(34,124,804)	(11,476,636)	(11,489,299)	(3,783,951)	(7,830,161)

Net investment income (loss)	6,501,270	2,267,299	2,979,361	5,675,946	350,470	3,018,103	(520,301)	(550,222)

Realized gain (loss) on investments	27,946,856	32,969,850	(3,428,241)	2,241,505	33,733,599	4,637,364	6,814,168	-
Change in unrealized gain (loss) on investments	(194,420,741)	(236,552,000)	(31,649,185)	(345,329,677)	(172,170,464)	(88,299,573)	(59,957,970)	-

Net gain (loss) on investments	(166,473,885)	(203,582,150)	(35,077,426)	(343,088,172)	(138,436,865)	(83,662,209)	(53,143,802)	-

Reinvested capital gains	64,368,689	88,646,903	11,940,847	182,494,985	72,044,411	41,484,041	22,609,845	5,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(95,603,926)	(112,667,948)	(20,157,218)	(154,917,241)	(66,041,984)	(39,160,065)	(31,054,258)	(545,050)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2
Reinvested dividends	$243,550	1,128,709	113,111	2,315,811	29,240	59,374	53,380	958,750
Mortality and expense risk charges (note 2)	(303,732)	(1,573,553)	(37,280)	(854,958)	(129,469)	(1,974,064)	(50,805)	(1,246,041)

Net investment income (loss)	(60,182)	(444,844)	75,831	1,460,853	(100,229)	(1,914,690)	2,575	(287,291)

Realized gain (loss) on investments	(189,533)	4,790,751	(9,577)	(277,382)	173,831	13,514,395	(139,869)	(2,164,067)
Change in unrealized gain (loss) on investments	(5,575,534)	(31,597,507)	(565,573)	(11,971,332)	(1,824,827)	(32,276,222)	(663,929)	(15,272,615)

Net gain (loss) on investments	(5,765,067)	(26,806,756)	(575,150)	(12,248,714)	(1,650,996)	(18,761,827)	(803,798)	(17,436,682)

Reinvested capital gains	1,725,469	7,996,527	-	-	1,390,182	17,065,652	352,256	7,707,695

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,099,780)	(19,255,073)	(499,319)	(10,787,861)	(361,043)	(3,610,865)	(448,967)	(10,016,278)

Investment Activity:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$-	-	8,710	2,673,036	-	-	193,445	181,862
Mortality and expense risk charges (note 2)	(2,377,224)	(1,823,691)	(3,049)	(3,663,922)	(83,551)	(589,434)	(394,720)	(640,619)

Net investment income (loss)	(2,377,224)	(1,823,691)	5,661	(990,886)	(83,551)	(589,434)	(201,275)	(458,757)

Realized gain (loss) on investments	8,782,441	(874,162)	16,783	2,990,313	(138,478)	(2,072,864)	1,916,495	(443,171)
Change in unrealized gain (loss) on investments	(50,120,110)	(26,314,415)	(231,171)	(82,241,631)	(1,082,099)	(6,057,765)	(11,736,813)	(13,660,912)

Net gain (loss) on investments	(41,337,669)	(27,188,577)	(214,388)	(79,251,318)	(1,220,577)	(8,130,629)	(9,820,318)	(14,104,083)

Reinvested capital gains	31,816,800	21,485,657	107,363	44,244,288	726,509	4,403,766	4,944,715	7,176,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,898,093)	(7,526,611)	(101,364)	(35,997,916)	(577,619)	(4,316,297)	(5,076,878)	(7,386,658)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$7,916	-	6,694,780	3,249,878	2,863,705	1,349,529	3,897,163	58,843
Mortality and expense risk charges (note 2)	(899,602)	(672,233)	(3,708,512)	(2,223,493)	(5,094,578)	(4,230,263)	(3,081,213)	(10,656)

Net investment income (loss)	(891,686)	(672,233)	2,986,268	1,026,385	(2,230,873)	(2,880,734)	815,950	48,187

Realized gain (loss) on investments	2,597,583	926,773	1,002,293	(483,151)	12,723,825	12,537,334	(186,177)	12,960
Change in unrealized gain (loss) on investments	(26,176,997)	(17,073,544)	(13,464,332)	(1,590,281)	(51,686,756)	(38,596,452)	(37,965,243)	(605,068)

Net gain (loss) on investments	(23,579,414)	(16,146,771)	(12,462,039)	(2,073,432)	(38,962,931)	(26,059,118)	(38,151,420)	(592,108)

Reinvested capital gains	15,969,097	11,062,698	-	-	35,168,385	25,233,914	2,154,399	271,617

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,502,003)	(5,756,306)	(9,475,771)	(1,047,047)	(6,025,419)	(3,705,938)	(35,181,071)	(272,304)

Investment Activity:	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$3,901,546	778,108	1,370,311	227,479	257,635	24,130,465	11,959,178	18,307,868
Mortality and expense risk charges (note 2)	(3,424,637)	(574,133)	(1,377,958)	(225,732)	(213,257)	(18,397,695)	(8,526,487)	(14,950,604)

Net investment income (loss)	476,909	203,975	(7,647)	1,747	44,378	5,732,770	3,432,691	3,357,264

Realized gain (loss) on investments	6,665,530	(3,215,420)	(4,987,974)	46,921	219,200	1,840,356	315,336	4,120,596
Change in unrealized gain (loss) on investments	(51,716,446)	755,114	278,460	(2,013,743)	(2,670,975)	(176,674,856)	(75,169,759)	(146,124,972)

Net gain (loss) on investments	(45,050,916)	(2,460,306)	(4,709,514)	(1,966,822)	(2,451,775)	(174,834,500)	(74,854,423)	(142,004,376)

Reinvested capital gains	23,152,907	-	-	554,519	577,002	62,158,081	22,513,944	60,778,730

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,421,100)	(2,256,331)	(4,717,161)	(1,410,556)	(1,830,395)	(106,943,649)	(48,907,788)	(77,868,382)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	(Obsolete & Unaudited) AMGP	AMINS	AMCG
Reinvested dividends	$8,471,459	1,078,507	10,295,843	2,136,587	1,171,460	-	202	-
Mortality and expense risk charges (note 2)	(6,699,816)	(1,500,394)	(10,667,406)	(3,338,427)	(1,141,807)	-	(2,683)	(197)

Net investment income (loss)	1,771,643	(421,887)	(371,563)	(1,201,840)	29,653	-	(2,481)	(197)

Realized gain (loss) on investments	2,001,365	(79,023)	10,859,386	1,150,403	(868,552)	-	21,217	740
Change in unrealized gain (loss) on investments	(59,295,931)	(24,049,202)	(76,513,657)	(33,537,835)	422,442	(2)	(45,513)	(2,062)

Net gain (loss) on investments	(57,294,566)	(24,128,225)	(65,654,271)	(32,387,432)	(446,110)	(2)	(24,296)	(1,322)

Reinvested capital gains	23,208,772	11,733,994	21,505,397	8,817,829	-	1	-	869

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,314,151)	(12,816,118)	(44,520,437)	(24,771,443)	(416,457)	(1)	(26,777)	(650)

Investment Activity:	AMMCGS	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS
Reinvested dividends	$-	167	80,043	328,959	508,484	583,017	1,422,879	943,627
Mortality and expense risk charges (note 2)	(46,002)	(199)	(239,886)	(904,122)	(347,565)	(234,092)	(1,919,624)	(1,922,999)

Net investment income (loss)	(46,002)	(32)	(159,843)	(575,163)	160,919	348,925	(496,745)	(979,372)

Realized gain (loss) on investments	132,759	315	1,663,067	760,227	(137,327)	(318,003)	7,482,747	1,714,385
Change in unrealized gain (loss) on investments	(518,774)	(2,093)	(3,475,572)	(13,708,613)	(2,290,706)	(477,006)	(36,459,368)	(27,661,506)

Net gain (loss) on investments	(386,015)	(1,778)	(1,812,505)	(12,948,386)	(2,428,033)	(795,009)	(28,976,621)	(25,947,121)

Reinvested capital gains	230,765	1,483	895,544	1,042,662	601,271	-	10,059,693	8,801,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(201,252)	(327)	(1,076,804)	(12,480,887)	(1,665,843)	(446,084)	(19,413,673)	(18,125,379)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,828	135,482	1,769,765	21,009	60,368	-	82,897	330,532
Mortality and expense risk charges (note 2)	(5,981)	(150,033)	(2,986,732)	(92,439)	(1,631,666)	(142,437)	(21,529)	(107,915)

Net investment income (loss)	5,847	(14,551)	(1,216,967)	(71,430)	(1,571,298)	(142,437)	61,368	222,617

Realized gain (loss) on investments	6,579	530,320	14,152,486	(15,876)	(1,245,031)	580,409	(44,845)	(148,547)
Change in unrealized gain (loss) on investments	(334,017)	(2,529,743)	(46,764,919)	(1,499,692)	(22,354,105)	(2,599,000)	(110,652)	(515,221)

Net gain (loss) on investments	(327,438)	(1,999,423)	(32,612,433)	(1,515,568)	(23,599,136)	(2,018,591)	(155,497)	(663,768)

Reinvested capital gains	26,767	1,019,044	17,245,711	865,361	13,175,756	1,500,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,824)	(994,930)	(16,583,689)	(721,637)	(11,994,678)	(660,378)	(94,129)	(441,151)

Investment Activity:	PMVIV	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD
Reinvested dividends	$48	1,354,055	864,004	7,305,033	8,650,256	2,490	485,693	9,135
Mortality and expense risk charges (note 2)	(5)	(732,185)	(285,838)	(6,124,887)	(5,495,213)	(552)	(192,118)	(777)

Net investment income (loss)	43	621,870	578,166	1,180,146	3,155,043	1,938	293,575	8,358

Realized gain (loss) on investments	-	(613,986)	47,579	(1,124,689)	(2,157,415)	(25,730)	(6,415)	439
Change in unrealized gain (loss) on investments	20	(3,191,333)	(1,910,176)	(5,292,706)	(13,003,347)	4,251	(1,119,713)	(14,691)

Net gain (loss) on investments	20	(3,805,319)	(1,862,597)	(6,417,395)	(15,160,762)	(21,479)	(1,126,128)	(14,252)

Reinvested capital gains	39	-	231,073	-	4,296,128	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102	(3,183,449)	(1,053,358)	(5,237,249)	(7,709,591)	(19,541)	(832,553)	(5,894)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMUBA	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS
Reinvested dividends	$661	773,967	4,754	4,734	1,828	82,243	23	10,080
Mortality and expense risk charges (note 2)	(112)	(545,875)	(1,369)	(890)	(2,767)	(175,099)	(16)	(1,819)

Net investment income (loss)	549	228,092	3,385	3,844	(939)	(92,856)	7	8,261

Realized gain (loss) on investments	(2)	27,588	55	(686)	6,749	100,624	(485)	(23)
Change in unrealized gain (loss) on investments	(601)	(425,338)	(346)	(8,720)	(238,281)	(867,957)	500	(23,081)

Net gain (loss) on investments	(603)	(397,750)	(291)	(9,406)	(231,532)	(767,333)	15	(23,104)

Reinvested capital gains	-	61,212	1,418	-	122,204	187,052	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54)	(108,446)	4,512	(5,562)	(110,267)	(673,137)	22	(14,843)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS
Reinvested dividends	$15,174	-	80,599	2,027	-	-	-	-
Mortality and expense risk charges (note 2)	(33,944)	(33,981)	(104,719)	(1,436)	(13)	(255,873)	(4,260,349)	(496,855)

Net investment income (loss)	(18,770)	(33,981)	(24,120)	591	(13)	(255,873)	(4,260,349)	(496,855)

Realized gain (loss) on investments	44,264	360,314	75,265	(52,580)	(4)	79,142	7,888,829	434,173
Change in unrealized gain (loss) on investments	(378,677)	(448,550)	(1,648,503)	35,158	(1,169)	(897,021)	(19,796,670)	(9,898,443)

Net gain (loss) on investments	(334,413)	(88,236)	(1,573,238)	(17,422)	(1,173)	(817,879)	(11,907,841)	(9,464,270)

Reinvested capital gains	97,324	115,253	-	3,328	785	-	14,761,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(255,859)	(6,964)	(1,597,358)	(13,503)	(401)	(1,073,752)	(1,406,775)	(9,961,125)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG
Reinvested dividends	$529,648	56,055	-	122,469	15,508	53,202	2,936,981	-
Mortality and expense risk charges (note 2)	(93,069)	(235,785)	(214,822)	(41,079)	(7,715)	(26,442)	(2,814,764)	(3)

Net investment income (loss)	436,579	(179,730)	(214,822)	81,390	7,793	26,760	122,217	(3)

Realized gain (loss) on investments	(374,611)	349,493	(925,025)	25,355	20,140	21,842	(7,524,308)	(1)
Change in unrealized gain (loss) on investments	(588,261)	(4,778,803)	(3,427,937)	(795,877)	(130,052)	(452,548)	(9,570,805)	(1,228)

Net gain (loss) on investments	(962,872)	(4,429,310)	(4,352,962)	(770,522)	(109,912)	(430,706)	(17,095,113)	(1,229)

Reinvested capital gains	-	-	-	293,958	50,555	163,461	6,396,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(526,293)	(4,609,040)	(4,567,784)	(395,174)	(51,564)	(240,485)	(10,576,006)	(1,232)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$5,695,150	-	385	15,062	366,814	846,287	73,009	-
Mortality and expense risk charges (note 2)	(1,477,213)	(1,567,337)	(94)	(6,199)	(106,697)	(195,311)	(22,688)	(623)

Net investment income (loss)	4,217,937	(1,567,337)	291	8,863	260,117	650,976	50,321	(623)

Realized gain (loss) on investments	(1,097,886)	5,039,455	(15)	9,672	(81,437)	201,795	(49,633)	1,609
Change in unrealized gain (loss) on investments	(6,155,057)	(9,582,595)	(2,801)	(87,365)	(2,336,047)	(5,387,007)	(351,321)	(9,607)

Net gain (loss) on investments	(7,252,943)	(4,543,140)	(2,816)	(77,693)	(2,417,484)	(5,185,212)	(400,954)	(7,998)

Reinvested capital gains	-	4,343,117	1,139	44,318	1,184,757	2,340,445	228,578	5,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,035,006)	(1,767,360)	(1,386)	(24,512)	(972,610)	(2,193,791)	(122,055)	(3,371)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SVOF	WFVSCG	WFVOG2
Reinvested dividends	$521	-	-
Mortality and expense risk charges (note 2)	(3,647)	(1,602,575)	(345)

Net investment income (loss)	(3,126)	(1,602,575)	(345)

Realized gain (loss) on investments	13,859	2,311,105	22
Change in unrealized gain (loss) on investments	(58,476)	(11,353,181)	(2,413)

Net gain (loss) on investments	(44,617)	(9,042,076)	(2,391)

Reinvested capital gains	26,251	9,804,002	2,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,492)	(840,649)	(256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,012,497	(1,456,911)	(441,136)	(249,848)	(521,491)	(633,493)	665,518	828,657
Realized gain (loss) on investments	903,559,124	720,715,501	(182,674)	(562,654)	4,740,391	8,083,550	12,264,225	11,106,816
Change in unrealized gain (loss) on investments	(7,183,273,746)	3,687,801,202	(9,294,649)	4,388,443	(15,917,127)	(2,914,595)	(29,584,102)	23,609,744
Reinvested capital gains	2,729,622,590	1,849,952,351	4,002,076	500,330	4,352,311	3,634,362	5,118,664	5,377,670

Net increase (decrease) in contract owners’ equity resulting from operations	(3,502,079,535)	6,257,012,143	(5,916,383)	4,076,271	(7,345,916)	8,169,824	(11,535,695)	40,922,887

Equity transactions:
Purchase payments received from contract owners (note 3)	3,332,835,930	3,917,861,288	3,419,406	4,465,145	880,741	845,457	1,845,899	3,272,011
Transfers between funds	-	-	(2,412,663)	(1,095,922)	(158,078)	(7,742,968)	(3,557,544)	(446,557)
Redemptions (note 3)	(4,647,126,415)	(3,900,703,326)	(2,362,377)	(1,948,433)	(8,680,263)	(9,657,526)	(24,364,563)	(26,197,372)
Annuity benefits	(1,593,803)	(1,414,936)	(905)	(878)	(4,580)	(906)	(67,314)	(65,480)
Contract maintenance charges (note 2)	(470,882,020)	(435,624,995)	(83,933)	(75,445)	(254,988)	(263,827)	(80,463)	(86,878)
Contingent deferred sales charges (note 2)	(17,689,036)	(16,334,484)	(14,602)	(10,611)	(8,169)	(12,366)	(6,805)	(5,870)
Adjustments to maintain reserves	280,469	(161,438)	38	(153)	(73)	(954)	539	(3,776)

Net equity transactions	(1,804,174,875)	(436,377,891)	(1,455,036)	1,333,703	(8,225,410)	(16,833,090)	(26,230,252)	(23,533,922)

Net change in contract owners’ equity	(5,306,254,410)	5,820,634,252	(7,371,419)	5,409,974	(15,571,326)	(8,663,266)	(37,765,947)	17,388,965
Contract owners’ equity beginning of period	54,201,450,452	48,380,816,200	35,772,100	30,362,126	80,563,715	89,226,981	233,402,681	216,013,716

Contract owners’ equity end of period	$48,895,196,042	54,201,450,452	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681

CHANGES IN UNITS:
Beginning units	3,312,790,557	3,284,484,208	2,675,080	2,569,957	2,016,378	2,464,385	3,700,488	4,105,599
Units purchased	471,155,533	517,048,459	457,139	615,485	228,828	201,954	60,251	126,051
Units redeemed	(532,648,236)	(488,742,110)	(574,291)	(510,362)	(430,002)	(649,961)	(463,982)	(531,162)

Ending units	3,251,297,854	3,312,790,557	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSIFS		DSRG		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(129,502)	(25,220)	171,748	(62,384)	(20,944)	2,689	(508,097)	(450,148)
Realized gain (loss) on investments	10,675,558	9,908,673	1,511,319	2,271,253	186,732	450,783	428,131	1,553,433
Change in unrealized gain (loss) on investments	(21,362,236)	12,238,057	(10,565,838)	208,497	(5,389,509)	2,019,971	(19,390,741)	8,044,569
Reinvested capital gains	3,274,385	3,445,090	6,984,593	2,568,222	3,218,564	3,215,408	12,286,830	13,373,262

Net increase (decrease) in contract owners’ equity resulting from operations	(7,541,795)	25,566,600	(1,898,178)	4,985,588	(2,005,157)	5,688,851	(7,183,877)	22,521,116

Equity transactions:
Purchase payments received from contract owners (note 3)	856,517	1,163,920	215,004	721,453	277,822	297,046	881,738	737,776
Transfers between funds	(7,050,018)	(8,610,465)	(428,149)	(757,802)	(170,131)	(472,026)	(6,185,419)	(8,184,354)
Redemptions (note 3)	(13,170,627)	(11,757,659)	(3,664,221)	(4,703,947)	(1,512,612)	(2,847,339)	(10,516,769)	(7,952,042)
Annuity benefits	(2,678)	(2,249)	(4,043)	(3,768)	(1,900)	(1,733)	-	-
Contract maintenance charges (note 2)	(432,564)	(450,811)	(19,669)	(22,175)	(7,577)	(8,242)	(669,633)	(693,844)
Contingent deferred sales charges (note 2)	(17,393)	(34,938)	(191)	(363)	(430)	(420)	(16,066)	(21,431)
Adjustments to maintain reserves	94	(530)	(11)	640	(16)	(3,429)	(67)	(1,086)

Net equity transactions	(19,816,669)	(19,692,732)	(3,901,280)	(4,765,962)	(1,414,844)	(3,036,143)	(16,506,216)	(16,114,981)

Net change in contract owners’ equity	(27,358,464)	5,873,868	(5,799,458)	219,626	(3,420,001)	2,652,708	(23,690,093)	6,406,135
Contract owners’ equity beginning of period	147,827,153	141,953,285	38,081,985	37,862,359	26,228,677	23,575,969	103,566,423	97,160,288

Contract owners’ equity end of period	$120,468,689	147,827,153	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423

CHANGES IN UNITS:
Beginning units	4,741,553	5,448,421	811,429	917,419	883,156	997,558	3,794,414	4,453,762
Units purchased	237,751	314,965	6,028	19,857	17,691	22,052	133,386	208,411
Units redeemed	(844,041)	(1,021,833)	(88,364)	(125,847)	(65,350)	(136,454)	(732,155)	(867,759)

Ending units	4,135,263	4,741,553	729,093	811,429	835,497	883,156	3,195,645	3,794,414

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DVDLS		DGI		ACEG2		IVMCC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,416)	(11,638)	(75,628)	(78,640)	(74,972)	(77,944)	(233,118)	(207,052)
Realized gain (loss) on investments	24,615	17,796	763,346	487,336	351,568	220,063	(277,852)	(173,851)
Change in unrealized gain (loss) on investments	(388,974)	168,356	(2,654,626)	1,246,440	(796,498)	520,246	(3,593,695)	1,885,366
Reinvested capital gains	166,236	9,603	1,283,614	587,668	321,677	451,115	2,162,694	313,986

Net increase (decrease) in contract owners’ equity resulting from operations	(211,539)	184,117	(683,294)	2,242,804	(198,225)	1,113,480	(1,941,971)	1,818,449

Equity transactions:
Purchase payments received from contract owners (note 3)	1,091	5,671	206,133	218,150	65,315	15,087	161,979	111,943
Transfers between funds	54,468	87,787	(173,607)	57,865	(633,664)	1,132,438	17,087	(432,627)
Redemptions (note 3)	(41,937)	(80,930)	(1,583,141)	(1,341,114)	(748,336)	(617,528)	(808,376)	(753,225)
Annuity benefits	(164)	(191)	(815)	(717)	(223)	(231)	(6,057)	(5,988)
Contract maintenance charges (note 2)	(129)	(151)	(5,697)	(6,358)	(1,203)	(1,349)	(69,442)	(68,579)
Contingent deferred sales charges (note 2)	-	-	(182)	(46)	(1,098)	(321)	(3,391)	(4,413)
Adjustments to maintain reserves	(1)	(71)	(82)	(85)	(5)	(337)	35	(371)

Net equity transactions	13,328	12,115	(1,557,391)	(1,072,305)	(1,319,214)	527,759	(708,165)	(1,153,260)

Net change in contract owners’ equity	(198,211)	196,232	(2,240,685)	1,170,499	(1,517,439)	1,641,239	(2,650,136)	665,189
Contract owners’ equity beginning of period	995,882	799,650	14,117,604	12,947,105	5,543,334	3,902,095	15,452,478	14,787,289

Contract owners’ equity end of period	$797,671	995,882	11,876,919	14,117,604	4,025,895	5,543,334	12,802,342	15,452,478

CHANGES IN UNITS:
Beginning units	37,554	35,835	494,849	536,200	301,486	265,809	1,015,428	1,095,185
Units purchased	5,055	9,210	17,985	17,433	46,661	116,970	67,119	41,794
Units redeemed	(4,943)	(7,491)	(70,198)	(58,784)	(116,992)	(81,293)	(114,386)	(121,551)

Ending units	37,666	37,554	442,636	494,849	231,155	301,486	968,161	1,015,428

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVKMG2		IVBRA1		HVSIT		NOTB4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(245,791)	(258,710)	2,436	5,697	(186,247)	(206,008)	(44,232)	(81,354)
Realized gain (loss) on investments	1,166,673	1,071,689	(2,007)	(4,996)	(2,880,143)	(1,681,715)	49,581	29,813
Change in unrealized gain (loss) on investments	(3,618,568)	1,250,082	(32,843)	6,540	969,425	2,377,022	(1,412,743)	954,511
Reinvested capital gains	1,751,094	1,104,380	18,821	8,821	833,890	2,522,637	552,954	18,153

Net increase (decrease) in contract owners’ equity resulting from operations	(946,592)	3,167,441	(13,593)	16,062	(1,263,075)	3,011,936	(854,440)	921,123

Equity transactions:
Purchase payments received from contract owners (note 3)	160,844	61,113	47,502	-	311,871	117,986	93,752	86,012
Transfers between funds	(855,811)	(200,432)	928	(7,075)	(2,249,269)	(1,604,922)	(242,082)	(360,452)
Redemptions (note 3)	(2,051,585)	(2,000,467)	(7,285)	(48,722)	(2,195,639)	(1,157,382)	(795,733)	(712,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(105,581)	(113,235)	-	-	(160,634)	(165,617)	(346)	(357)
Contingent deferred sales charges (note 2)	(3,661)	(4,208)	-	-	(13,308)	(7,488)	(4,813)	(11,934)
Adjustments to maintain reserves	(13)	(456)	(13)	5	(34)	(567)	(15)	18,500

Net equity transactions	(2,855,807)	(2,257,685)	41,132	(55,792)	(4,307,013)	(2,817,990)	(949,237)	(980,350)

Net change in contract owners’ equity	(3,802,399)	909,756	27,539	(39,730)	(5,570,088)	193,946	(1,803,677)	(59,227)
Contract owners’ equity beginning of period	16,890,211	15,980,455	169,873	209,603	21,345,191	21,151,245	11,532,572	11,591,799

Contract owners’ equity end of period	$13,087,812	16,890,211	197,412	169,873	15,775,103	21,345,191	9,728,895	11,532,572

CHANGES IN UNITS:
Beginning units	1,025,694	1,167,613	13,983	18,926	1,110,094	1,272,457	1,009,768	1,100,769
Units purchased	79,246	134,186	4,079	257	31,958	35,816	27,326	16,080
Units redeemed	(248,307)	(276,105)	(620)	(5,200)	(243,591)	(198,179)	(111,969)	(107,081)

Ending units	856,633	1,025,694	17,442	13,983	898,461	1,110,094	925,125	1,009,768

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTG4		NOTMG4		ALMCS		ALVBWB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(76,178)	(38,733)	(43,120)	(43,432)	(4,025)	(3,200)	5,012	6,887
Realized gain (loss) on investments	352,432	(8,039)	4,513	(14,720)	7,030	1,335	(9,101)	(19,918)
Change in unrealized gain (loss) on investments	(1,155,032)	1,556,488	(1,064,467)	973,713	(90,445)	68,609	(50,299)	77,828
Reinvested capital gains	351,223	-	370,798	-	54,815	8,801	29,618	4,010

Net increase (decrease) in contract owners’ equity resulting from operations	(527,555)	1,509,716	(732,276)	915,561	(32,625)	75,545	(24,770)	68,807

Equity transactions:
Purchase payments received from contract owners (note 3)	42,800	33,236	6,065	4,590	-	-	-	-
Transfers between funds	(5,111,857)	(1,010)	(260,645)	(168,624)	5,587	48,549	(3,696)	(16,976)
Redemptions (note 3)	(740,998)	(550,062)	(639,843)	(480,157)	(25,448)	(2,267)	(85,578)	(110,012)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(157)	(185)	(106)	(107)	-	-	(2,885)	(2,990)
Contingent deferred sales charges (note 2)	(16,410)	(28,844)	(3,150)	(16,975)	-	-	-	-
Adjustments to maintain reserves	(8)	(221)	(10)	(186)	(5)	(3)	(11)	(16)

Net equity transactions	(5,826,630)	(547,086)	(897,689)	(661,459)	(19,866)	46,279	(92,170)	(129,994)

Net change in contract owners’ equity	(6,354,185)	962,630	(1,629,965)	254,102	(52,491)	121,824	(116,940)	(61,187)
Contract owners’ equity beginning of period	11,186,391	10,223,761	8,535,354	8,281,252	376,240	254,416	474,039	535,226

Contract owners’ equity end of period	$4,832,206	11,186,391	6,905,389	8,535,354	323,749	376,240	357,099	474,039

CHANGES IN UNITS:
Beginning units	908,323	957,595	706,332	764,557	15,407	13,340	30,764	40,001
Units purchased	21,080	15,347	5,488	8,180	305	2,165	1,645	34
Units redeemed	(485,841)	(64,619)	(81,971)	(66,405)	(1,184)	(98)	(7,546)	(9,271)

Ending units	443,562	908,323	629,849	706,332	14,528	15,407	24,863	30,764

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVGIB		ALVIVB		ALVDAA		ALVDAB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,204)	(12,512)	1,683	-	682	700	(42,489)	(17,348)
Realized gain (loss) on investments	556,652	514,117	(7,637)	-	187	586	276,971	247,258
Change in unrealized gain (loss) on investments	(1,334,184)	(173,539)	(111,862)	-	(5,073)	5,896	(1,693,655)	1,831,295
Reinvested capital gains	514,481	396,884	-	-	69	-	20,238	-

Net increase (decrease) in contract owners’ equity resulting from operations	(297,255)	724,950	(117,816)	-	(4,135)	7,182	(1,438,935)	2,061,205

Equity transactions:
Purchase payments received from contract owners (note 3)	24,455	33,548	452,845	-	-	-	52,408	211,375
Transfers between funds	(13,056)	(390,738)	263,234	-	2,349	349	(559,040)	(1,002,773)
Redemptions (note 3)	(388,351)	(743,997)	(1,397)	-	(3,130)	(10,955)	(2,161,802)	(989,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298)	(358)	-	-	-	-	(477)	(492)
Contingent deferred sales charges (note 2)	(73)	(27)	-	-	-	-	(7,212)	(4,726)
Adjustments to maintain reserves	(31)	(103)	-	-	(12)	(3)	25	(243)

Net equity transactions	(377,354)	(1,101,675)	714,682	-	(793)	(10,609)	(2,676,098)	(1,786,495)

Net change in contract owners’ equity	(674,609)	(376,725)	596,866	-	(4,928)	(3,427)	(4,115,033)	274,710
Contract owners’ equity beginning of period	4,646,927	5,023,652	-	-	53,903	57,330	18,039,735	17,765,025

Contract owners’ equity end of period	$3,972,318	4,646,927	596,866	-	48,975	53,903	13,924,702	18,039,735

CHANGES IN UNITS:
Beginning units	151,189	191,288	-	-	4,267	5,166	1,435,565	1,590,436
Units purchased	18,845	1,629	85,638	-	196	40	38,288	74,614
Units redeemed	(30,696)	(41,728)	(7,616)	-	(266)	(939)	(255,163)	(229,485)

Ending units	139,338	151,189	78,022	-	4,197	4,267	1,218,690	1,435,565

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVSVA		ALVSVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$315	(217)	(1,520,376)	(1,469,526)	301	415	-	-
Realized gain (loss) on investments	47,775	(6,575)	439,725	2,947,793	300	374	-	-
Change in unrealized gain (loss) on investments	(231,135)	67,433	(25,096,329)	4,683,968	(5,079)	(839)	-	-
Reinvested capital gains	72,676	40,438	8,634,531	5,325,261	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,369)	101,079	(17,542,449)	11,487,496	(4,478)	(50)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	81,941	32,360	4,046,462	8,800,049	-	13,887	50,000	-
Transfers between funds	(83,099)	64,278	(3,511,982)	(8,780,721)	(2,343)	169	-	-
Redemptions (note 3)	(110,137)	(64,752)	(8,711,152)	(6,896,698)	(293)	(242)	-	-
Annuity benefits	-	-	(188)	-	-	-	-	-
Contract maintenance charges (note 2)	(407)	(462)	(553,251)	(540,834)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(25,557)	(36,885)	-	-	-	-
Adjustments to maintain reserves	3	(7)	(238)	(1,097)	4	(7)	3	-

Net equity transactions	(111,699)	31,417	(8,755,906)	(7,456,186)	(2,632)	13,807	50,003	-

Net change in contract owners’ equity	(222,068)	132,496	(26,298,355)	4,031,310	(7,110)	13,757	50,003	-
Contract owners’ equity beginning of period	918,797	786,301	114,676,538	110,645,228	25,596	11,839	-	-

Contract owners’ equity end of period	$696,729	918,797	88,378,183	114,676,538	18,486	25,596	50,003	-

CHANGES IN UNITS:
Beginning units	52,066	50,194	2,686,124	2,879,199	2,975	1,359	-	-
Units purchased	17,230	7,785	245,058	439,901	115	1,731	5,727	-
Units redeemed	(22,658)	(5,913)	(450,667)	(632,976)	(428)	(115)	-	-

Ending units	46,638	52,066	2,480,515	2,686,124	2,662	2,975	5,727	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP1		ACVB		ACVCA		ACVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$39,724	24,262	18,098	60,561	(406)	(392)	84,286	146,645
Realized gain (loss) on investments	(26)	(1,900)	1,248,626	637,044	725	293	790,680	1,228,587
Change in unrealized gain (loss) on investments	(80,290)	5,372	(2,785,551)	1,665,289	(2,256)	4,111	(3,106,831)	762,937
Reinvested capital gains	-	-	189,600	1,097,174	180	7,322	1,094,429	332,631

Net increase (decrease) in contract owners’ equity resulting from operations	(40,592)	27,734	(1,329,227)	3,460,068	(1,757)	11,334	(1,137,436)	2,470,800

Equity transactions:
Purchase payments received from contract owners (note 3)	379,493	801,625	175,873	310,977	(363)	(47)	102,296	142,899
Transfers between funds	101,573	(13,535)	470,944	227,409	-	-	493,710	(6,350)
Redemptions (note 3)	(34,407)	(74,537)	(3,312,952)	(4,003,557)	(859)	-	(1,333,328)	(1,885,313)
Annuity benefits	-	-	(33,487)	(31,967)	(3,293)	(3,455)	(1,501)	(2,354)
Contract maintenance charges (note 2)	(1,237)	(1,012)	(10,559)	(11,905)	1	-	(5,034)	(5,400)
Contingent deferred sales charges (note 2)	-	-	(13)	(417)	-	-	(149)	(231)
Adjustments to maintain reserves	5	(15)	(168)	2,806	2,300	(4,986)	53	(182)

Net equity transactions	445,427	712,526	(2,710,362)	(3,506,654)	(2,214)	(8,488)	(743,953)	(1,756,931)

Net change in contract owners’ equity	404,835	740,260	(4,039,589)	(46,586)	(3,971)	2,846	(1,881,389)	713,869
Contract owners’ equity beginning of period	1,162,923	422,663	29,445,367	29,491,953	30,576	27,730	14,713,140	13,999,271

Contract owners’ equity end of period	$1,567,758	1,162,923	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140

CHANGES IN UNITS:
Beginning units	118,106	44,469	753,983	849,906	-	-	610,024	690,001
Units purchased	54,009	87,886	35,053	28,639	-	-	44,837	24,231
Units redeemed	(8,006)	(14,249)	(103,256)	(124,562)	-	-	(75,901)	(104,208)

Ending units	164,109	118,106	685,780	753,983	-	-	578,960	610,024

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,831	25,688	2,901,475	2,494,738	(9)	(48)	19,616	38,462
Realized gain (loss) on investments	209,046	167,302	(7,207,810)	(3,056,072)	113	17	249,401	694,245
Change in unrealized gain (loss) on investments	(774,609)	330,033	(5,751,415)	5,311,553	(1,672)	1,606	(2,613,642)	283,818
Reinvested capital gains	273,788	83,500	-	-	493	-	756,816	283,556

Net increase (decrease) in contract owners’ equity resulting from operations	(281,944)	606,523	(10,057,750)	4,750,219	(1,075)	1,575	(1,587,809)	1,300,081

Equity transactions:
Purchase payments received from contract owners (note 3)	56,748	11,252	8,018,377	11,424,151	697	4	243,946	404,619
Transfers between funds	58,046	(144,382)	8,366,599	14,168,812	-	-	(864,388)	(70,523)
Redemptions (note 3)	(418,016)	(199,380)	(22,438,406)	(19,130,168)	-	(4)	(958,819)	(1,780,808)
Annuity benefits	-	-	(7,641)	(1,429)	(1,508)	(1,391)	(1,483)	(1,461)
Contract maintenance charges (note 2)	(343)	(397)	(1,955,109)	(1,902,346)	-	-	(4,143)	(4,121)
Contingent deferred sales charges (note 2)	(8)	(4)	(73,987)	(90,448)	-	-	(1,265)	(723)
Adjustments to maintain reserves	28	(122)	111	(1,005)	(13)	1,086	24	(35)

Net equity transactions	(303,545)	(333,033)	(8,090,056)	4,467,567	(824)	(305)	(1,586,128)	(1,453,052)

Net change in contract owners’ equity	(585,489)	273,490	(18,147,806)	9,217,786	(1,899)	1,270	(3,173,937)	(152,971)
Contract owners’ equity beginning of period	3,694,137	3,420,647	229,262,506	220,044,720	8,078	6,808	12,946,673	13,099,644

Contract owners’ equity end of period	$3,108,648	3,694,137	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673

CHANGES IN UNITS:
Beginning units	124,007	136,268	16,760,938	16,430,647	-	-	517,510	576,317
Units purchased	5,890	1,641	3,490,174	3,440,741	-	-	41,024	123,377
Units redeemed	(15,901)	(13,902)	(4,148,709)	(3,110,450)	-	-	(100,006)	(182,184)

Ending units	113,996	124,007	16,102,403	16,760,938	-	-	458,528	517,510

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV2		(Obsolete & Unaudited) ACVV		AMVGS4		AFGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(568,279)	(357,955)	-	-	(18)	-	(72,260)	(73,482)
Realized gain (loss) on investments	6,199,565	12,212,707	-	-	-	-	327,349	801,472
Change in unrealized gain (loss) on investments	(39,883,668)	984,622	-	-	540	-	(1,361,317)	923,555
Reinvested capital gains	10,516,053	3,531,935	-	-	-	-	1,083,012	1,125,386

Net increase (decrease) in contract owners’ equity resulting from operations	(23,736,329)	16,371,309	-	-	522	-	(23,216)	2,776,931

Equity transactions:
Purchase payments received from contract owners (note 3)	8,618,834	12,933,700	-	-	145,247	-	5,250	10,051
Transfers between funds	(6,110,681)	(17,658,881)	6	-	-	-	-	(4,704)
Redemptions (note 3)	(14,487,004)	(12,649,906)	-	-	-	-	(1,490,534)	(3,100,445)
Annuity benefits	(1,324)	(1,235)	-	-	-	-	(1,192)	(1,030)
Contract maintenance charges (note 2)	(813,394)	(798,486)	(5)	-	-	-	(2,140)	(2,373)
Contingent deferred sales charges (note 2)	(42,616)	(46,735)	-	-	-	-	(85)	(199)
Adjustments to maintain reserves	(33)	(1,194)	(1)	-	(8)	-	(116)	1,331

Net equity transactions	(12,836,218)	(18,222,737)	-	-	145,239	-	(1,488,817)	(3,097,369)

Net change in contract owners’ equity	(36,572,547)	(1,851,428)	-	-	145,761	-	(1,512,033)	(320,438)
Contract owners’ equity beginning of period	178,397,040	180,248,468	-	-	-	-	10,774,190	11,094,628

Contract owners’ equity end of period	$141,824,493	178,397,040	-	-	145,761	-	9,262,157	10,774,190

CHANGES IN UNITS:
Beginning units	6,044,690	6,722,132	-	-	-	-	62,814	82,124
Units purchased	602,173	1,066,031	-	-	16,712	-	24	285
Units redeemed	(1,037,396)	(1,743,473)	-	-	-	-	(8,117)	(19,595)

Ending units	5,609,467	6,044,690	-	-	16,712	-	54,721	62,814

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFHY		AVPAP2		AMVI4		AMVBC4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,228	41,503	(1,640,169)	(6,094,477)	1,476	-	1,443	-
Realized gain (loss) on investments	(12,047)	292	12,512,742	8,009,903	(21)	-	(4)	-
Change in unrealized gain (loss) on investments	(32,457)	6,677	(88,710,918)	86,410,075	(14,501)	-	(13,200)	-
Reinvested capital gains	-	-	30,232,133	7,435,135	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,276)	48,472	(47,606,212)	95,760,636	(13,046)	-	(11,761)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,135	1,421	5,563,251	4,806,991	308,136	-	216,953	-
Transfers between funds	8,508	(85,337)	(3,554,309)	(5,771,816)	61,730	-	2,133	-
Redemptions (note 3)	(346,589)	(57,320)	(53,626,348)	(27,784,783)	-	-	-	-
Annuity benefits	(1,432)	(1,451)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(350)	(10,287,458)	(10,079,135)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(476,607)	(339,623)	-	-	-	-
Adjustments to maintain reserves	(32)	950	40	(453)	1	-	(2)	-

Net equity transactions	(335,731)	(142,087)	(62,381,431)	(39,168,819)	369,867	-	219,084	-

Net change in contract owners’ equity	(355,007)	(93,615)	(109,987,643)	56,591,817	356,821	-	207,323	-
Contract owners’ equity beginning of period	763,377	856,992	808,276,400	751,684,583	-	-	-	-

Contract owners’ equity end of period	$408,370	763,377	698,288,757	808,276,400	356,821	-	207,323	-

CHANGES IN UNITS:
Beginning units	11,741	13,960	57,113,592	60,059,364	-	-	-	-
Units purchased	3,896	22	1,599,478	1,449,735	41,884	-	22,264	-
Units redeemed	(9,163)	(2,241)	(6,052,195)	(4,395,507)	-	-	-	-

Ending units	6,474	11,741	52,660,875	57,113,592	41,884	-	22,264	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFGC		AMVCB4		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,623	1,624	1,485	-	1,344,330	898,115	2,888,280	1,636,527
Realized gain (loss) on investments	266	983	(61)	-	(1,024,322)	646,520	(295,238)	15,150
Change in unrealized gain (loss) on investments	(8,086)	1,043	(8,710)	-	(1,535,712)	(395,002)	(8,016,626)	1,442,049
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,197)	3,650	(7,286)	-	(1,215,704)	1,149,633	(5,423,584)	3,093,726

Equity transactions:
Purchase payments received from contract owners (note 3)	594	440	126,516	-	4,765,863	4,765,899	61,131,513	71,677,280
Transfers between funds	-	1,000	-	-	(9,140,347)	14,499,840	4,698,357	20,597,075
Redemptions (note 3)	(35,099)	(24,322)	(1,225)	-	(2,672,458)	(2,210,577)	(8,008,037)	(6,292,262)
Annuity benefits	(195)	(206)	-	-	(634)	(646)	-	-
Contract maintenance charges (note 2)	(353)	(374)	-	-	(1,382)	(1,379)	(2,955,764)	(1,990,430)
Contingent deferred sales charges (note 2)	-	-	-	-	(5,713)	(6,552)	(113,739)	(77,740)
Adjustments to maintain reserves	27	147	1	-	73	(229)	110	(387)

Net equity transactions	(35,026)	(23,315)	125,292	-	(7,054,598)	17,046,356	54,752,440	83,913,536

Net change in contract owners’ equity	(38,223)	(19,665)	118,006	-	(8,270,302)	18,195,989	49,328,856	87,007,262
Contract owners’ equity beginning of period	684,602	704,267	-	-	31,183,697	12,987,708	248,305,125	161,297,863

Contract owners’ equity end of period	$646,379	684,602	118,006	-	22,913,395	31,183,697	297,633,981	248,305,125

CHANGES IN UNITS:
Beginning units	18,957	19,599	-	-	2,888,766	1,270,873	24,686,644	16,323,965
Units purchased	13	40	12,508	-	4,999,736	3,630,376	8,522,116	10,040,795
Units redeemed	(998)	(682)	(125)	-	(5,663,652)	(2,012,483)	(2,998,343)	(1,678,116)

Ending units	17,972	18,957	12,383	-	2,224,850	2,888,766	30,210,417	24,686,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CHSMM		CLVHY2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$538,348	230,798	(2,930,326)	(1,433,618)	37,433	(28,889)	116,577	(1,095)
Realized gain (loss) on investments	4,407,565	2,442,632	2,038,078	(1,239,742)	-	-	(17,915)	(3,272)
Change in unrealized gain (loss) on investments	(40,364,295)	16,016,638	(46,294,503)	39,393,065	-	-	(259,535)	9,236
Reinvested capital gains	16,298,658	12,195,132	15,092,560	4,317,965	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,119,724)	30,885,200	(32,094,191)	41,037,670	37,433	(28,889)	(160,873)	4,869

Equity transactions:
Purchase payments received from contract owners (note 3)	3,463,338	36,967,048	9,388,774	18,581,822	-	12,890	941,386	771,083
Transfers between funds	(13,092,120)	(7,299,968)	(9,567,002)	(12,467,781)	1,635,188	(167,309)	512,113	1,017,761
Redemptions (note 3)	(8,156,321)	(8,041,238)	(27,744,799)	(25,330,710)	(1,518,712)	(414,338)	(159,502)	(37,357)
Annuity benefits	(1,405)	(1,289)	(5,431)	(5,456)	-	-	-	-
Contract maintenance charges (note 2)	(2,306,763)	(1,924,503)	(10,636)	(12,678)	(315)	(368)	(25)	(3)
Contingent deferred sales charges (note 2)	(130,892)	(104,360)	(65,209)	(86,710)	-	-	(255)	-
Adjustments to maintain reserves	91	(611)	11	(1,170)	(321)	(15)	(6)	(26)

Net equity transactions	(20,224,072)	19,595,079	(28,004,292)	(19,322,683)	115,840	(569,140)	1,293,711	1,751,458

Net change in contract owners’ equity	(39,343,796)	50,480,279	(60,098,483)	21,714,987	153,273	(598,029)	1,132,838	1,756,327
Contract owners’ equity beginning of period	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570	1,756,327	-

Contract owners’ equity end of period	$201,419,396	240,763,192	315,865,407	375,963,890	5,092,814	4,939,541	2,889,165	1,756,327

CHANGES IN UNITS:
Beginning units	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907	172,298	-
Units purchased	1,363,536	4,469,378	1,144,523	1,813,188	525,539	402,674	171,486	184,998
Units redeemed	(2,920,474)	(2,727,394)	(2,866,977)	(3,031,714)	(515,094)	(460,724)	(44,381)	(12,700)

Ending units	17,237,659	18,794,597	20,772,328	22,494,782	514,302	503,857	299,403	172,298

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWVVLS		DWVSVS		ETVFR		FCA2S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,031	8,808	(605,644)	(599,128)	1,499,161	860,719	12,304	(912)
Realized gain (loss) on investments	9,773	9,162	827,868	332,332	651,715	267,561	(92,962)	(9,577)
Change in unrealized gain (loss) on investments	(229,654)	117,206	(15,227,262)	3,718,699	(3,696,557)	(228,945)	71,751	62,948
Reinvested capital gains	113,066	32,955	4,256,704	2,039,549	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,784)	168,131	(10,748,334)	5,491,452	(1,545,681)	899,335	(8,907)	52,459

Equity transactions:
Purchase payments received from contract owners (note 3)	426,502	661,513	6,000,712	7,709,495	11,478,732	10,499,895	14,706	16
Transfers between funds	543,622	(72,011)	(3,965,886)	(5,686,042)	14,604,066	3,617,639	(515,453)	(9,029)
Redemptions (note 3)	(75,951)	(47,252)	(3,514,763)	(3,475,001)	(5,683,008)	(4,118,708)	(108,686)	(30,608)
Annuity benefits	-	-	(1,011)	(990)	(338)	(199)	-	-
Contract maintenance charges (note 2)	(3,358)	(1,835)	(147,877)	(136,603)	(2,313)	(2,185)	(21)	(70)
Contingent deferred sales charges (note 2)	-	-	(11,631)	(23,951)	(26,206)	(21,684)	-	(125)
Adjustments to maintain reserves	(21)	4	16	(772)	(10,054)	8,583	(62)	(73)

Net equity transactions	890,794	540,419	(1,640,440)	(1,613,864)	20,360,879	9,983,341	(609,516)	(39,889)

Net change in contract owners’ equity	801,010	708,550	(12,388,774)	3,877,588	18,815,198	10,882,676	(618,423)	12,570
Contract owners’ equity beginning of period	1,560,377	851,827	60,828,677	56,951,089	55,872,464	44,989,788	618,423	605,853

Contract owners’ equity end of period	$2,361,387	1,560,377	48,439,903	60,828,677	74,687,662	55,872,464	-	618,423

CHANGES IN UNITS:
Beginning units	92,725	57,268	3,677,512	3,789,125	5,278,077	4,327,808	40,251	43,051
Units purchased	63,557	47,276	748,972	1,748,709	3,954,744	2,040,430	1,050	210
Units redeemed	(10,980)	(11,819)	(850,196)	(1,860,322)	(2,063,923)	(1,090,161)	(41,301)	(3,010)

Ending units	145,302	92,725	3,576,288	3,677,512	7,168,898	5,278,077	-	40,251

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2S		FQB		FQBS		FEIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,689)	-	98,361	120,920	248,814	275,566	2,430,050	1,022,552
Realized gain (loss) on investments	(65)	-	(64,112)	(24,488)	(206,676)	14,125	(2,461,075)	(5,348,009)
Change in unrealized gain (loss) on investments	(46,762)	-	(149,281)	66,683	(464,573)	130,889	(39,778,728)	30,975,742
Reinvested capital gains	-	-	-	-	-	-	13,534,654	6,368,540

Net increase (decrease) in contract owners’ equity resulting from operations	(49,516)	-	(115,032)	163,115	(422,435)	420,580	(26,275,099)	33,018,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,525	-	37,690	75,390	107,692	270,637	3,164,930	3,766,465
Transfers between funds	580,581	-	(250,863)	123,638	(640,694)	2,349,796	(5,826,018)	(4,578,881)
Redemptions (note 3)	(37,026)	-	(760,720)	(638,042)	(1,871,072)	(2,671,396)	(32,432,450)	(35,231,684)
Annuity benefits	-	-	-	-	-	-	(51,701)	(60,280)
Contract maintenance charges (note 2)	(36)	-	(1,494)	(1,753)	(10,115)	(10,366)	(99,093)	(111,313)
Contingent deferred sales charges (note 2)	-	-	(74)	(217)	(365)	(167)	(9,449)	(5,214)
Adjustments to maintain reserves	28	-	5	(83)	(46)	(293)	1,280	(46)

Net equity transactions	545,072	-	(975,456)	(441,067)	(2,414,600)	(61,789)	(35,252,501)	(36,220,953)

Net change in contract owners’ equity	495,556	-	(1,090,488)	(277,952)	(2,837,035)	358,791	(61,527,600)	(3,202,128)
Contract owners’ equity beginning of period	-	-	6,037,666	6,315,618	19,075,645	18,716,854	307,431,063	310,633,191

Contract owners’ equity end of period	$495,556	-	4,947,178	6,037,666	16,238,610	19,075,645	245,903,463	307,431,063

CHANGES IN UNITS:
Beginning units	-	-	372,687	400,313	1,339,808	1,344,546	3,943,755	4,425,270
Units purchased	58,491	-	14,527	28,377	46,209	238,006	44,825	60,857
Units redeemed	(3,733)	-	(75,876)	(56,003)	(218,793)	(242,744)	(513,186)	(542,372)

Ending units	54,758	-	311,338	372,687	1,167,224	1,339,808	3,475,394	3,943,755

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS2		FHIP		FAMP		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(41,456)	(11,366)	1,659,432	1,752,475	275,552	521,380	96,718	358,166
Realized gain (loss) on investments	332,339	408,437	(147,736)	976,071	(709,692)	19,791	1,118,749	388,960
Change in unrealized gain (loss) on investments	(1,642,487)	(873,156)	(3,327,761)	(217,959)	(8,812,378)	178,325	(44,377,897)	20,629,995
Reinvested capital gains	262,800	1,465,167	-	-	3,209,936	11,536,360	17,121,835	5,165,714

Net increase (decrease) in contract owners’ equity resulting from operations	(1,088,804)	989,082	(1,816,065)	2,510,587	(6,036,582)	12,255,856	(26,040,595)	26,542,835

Equity transactions:
Purchase payments received from contract owners (note 3)	32,449	43,607	663,470	433,859	924,400	858,690	111,858,100	177,040,664
Transfers between funds	(174,090)	(161,624)	(713,776)	(966,035)	(1,238,192)	(1,506,240)	17,411,622	12,670,416
Redemptions (note 3)	(452,692)	(486,525)	(5,643,411)	(5,398,274)	(11,647,441)	(11,202,553)	(10,679,860)	(4,395,441)
Annuity benefits	(5,806)	(4,136)	(5,520)	(5,567)	(11,708)	(12,342)	-	-
Contract maintenance charges (note 2)	(527)	(611)	(14,869)	(17,095)	(44,787)	(49,571)	(3,474,440)	(1,296,880)
Contingent deferred sales charges (note 2)	(24)	(80)	(800)	(2,982)	(4,926)	(831)	(192,604)	(65,238)
Adjustments to maintain reserves	135	(164)	(73)	496	141	373	(1,451)	(237)

Net equity transactions	(600,555)	(609,533)	(5,714,979)	(5,955,598)	(12,022,513)	(11,912,474)	114,921,367	183,953,284

Net change in contract owners’ equity	(1,689,359)	379,549	(7,531,044)	(3,445,011)	(18,059,095)	343,382	88,880,772	210,496,119
Contract owners’ equity beginning of period	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439	308,637,826	98,141,707

Contract owners’ equity end of period	$4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826

CHANGES IN UNITS:
Beginning units	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437	25,845,784	9,413,350
Units purchased	2,686	3,746	101,970	28,203	32,076	22,219	12,130,249	18,272,233
Units redeemed	(18,870)	(21,210)	(255,295)	(188,185)	(289,155)	(283,024)	(2,655,346)	(1,839,799)

Ending units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) FCP		FNRS2		FEI2		FF10S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(811,236)	(181,275)	1,426,060	(210,402)	7,996	5,270
Realized gain (loss) on investments	-	-	(25,823)	(3,517,049)	5,139,766	12,579,307	45,923	98,092
Change in unrealized gain (loss) on investments	-	-	(20,975,884)	(1,860,143)	(49,613,070)	12,745,746	(443,305)	320,905
Reinvested capital gains	-	-	83,754	44,293	14,100,291	6,420,169	135,453	98,562

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(21,729,189)	(5,514,174)	(28,946,953)	31,534,820	(253,933)	522,829

Equity transactions:
Purchase payments received from contract owners (note 3)	(434)	-	4,026,524	6,602,108	13,592,671	16,822,600	62,426	47,663
Transfers between funds	35	-	91,368	(10,778,110)	(7,598,687)	(11,031,267)	339,387	458,861
Redemptions (note 3)	398	-	(8,963,939)	(7,232,378)	(23,654,300)	(23,337,979)	(602,403)	(976,369)
Annuity benefits	-	-	(7,010)	(6,738)	(4,415)	(3,060)	(864)	(10,034)
Contract maintenance charges (note 2)	1	-	(6,546)	(7,690)	(1,213,226)	(1,208,582)	(1,308)	(1,416)
Contingent deferred sales charges (note 2)	-	-	(39,364)	(45,480)	(68,520)	(95,047)	(51)	(595)
Adjustments to maintain reserves	-	-	(867)	(698)	851	(1,414)	(805)	7,468

Net equity transactions	-	-	(4,899,834)	(11,468,986)	(18,945,626)	(18,854,749)	(203,618)	(474,422)

Net change in contract owners’ equity	-	-	(26,629,023)	(16,983,160)	(47,892,579)	12,680,071	(457,551)	48,407
Contract owners’ equity beginning of period	-	-	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

Contract owners’ equity end of period	$-	-	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150

CHANGES IN UNITS:
Beginning units	-	-	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315
Units purchased	(13)	-	6,618,436	1,225,870	951,630	1,479,837	35,212	43,136
Units redeemed	13	-	(6,921,379)	(1,994,836)	(1,648,405)	(2,204,741)	(45,180)	(74,485)

Ending units	-	-	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S2		FF20S		FF20S2		FF30S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(206,607)	(418,103)	8,956	6,201	(1,050,146)	(960,834)	(11,834)	9,690
Realized gain (loss) on investments	5,460,195	5,156,643	344,974	502,981	15,114,450	13,129,921	621,571	242,883
Change in unrealized gain (loss) on investments	(26,102,773)	16,141,894	(1,352,360)	545,844	(60,188,294)	37,267,157	(2,131,261)	1,397,908
Reinvested capital gains	7,001,858	5,002,048	308,057	269,572	14,371,284	12,796,145	342,307	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	(13,847,327)	25,882,482	(690,373)	1,324,598	(31,752,706)	62,232,389	(1,179,217)	2,063,812

Equity transactions:
Purchase payments received from contract owners (note 3)	9,521,640	17,100,018	184,722	437,109	4,850,225	6,779,858	925,011	779,922
Transfers between funds	1,817,392	(5,022,791)	900,717	595,687	(9,066,291)	(5,884,688)	36,865	1,179,528
Redemptions (note 3)	(19,741,961)	(15,906,023)	(1,088,607)	(2,459,111)	(41,324,118)	(34,021,587)	(1,832,773)	(907,066)
Annuity benefits	(7,685)	(7,665)	-	-	(5,559)	(5,446)	-	-
Contract maintenance charges (note 2)	(2,902,153)	(2,735,259)	(3,209)	(3,662)	(4,780,308)	(4,822,893)	(5,154)	(4,603)
Contingent deferred sales charges (note 2)	(104,725)	(149,840)	(784)	(2,640)	(73,855)	(140,148)	(3,250)	(3,868)
Adjustments to maintain reserves	204	1,249	21	(99)	414	(1,311)	(17)	(60)

Net equity transactions	(11,417,288)	(6,720,311)	(7,140)	(1,432,716)	(50,399,492)	(38,096,215)	(879,318)	1,043,853

Net change in contract owners’ equity	(25,264,615)	19,162,171	(697,513)	(108,118)	(82,152,198)	24,136,174	(2,058,535)	3,107,665
Contract owners’ equity beginning of period	254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

Contract owners’ equity end of period	$229,569,311	254,833,926	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745

CHANGES IN UNITS:
Beginning units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503
Units purchased	1,274,206	1,617,874	100,860	87,881	873,369	1,176,640	92,356	141,806
Units redeemed	(1,954,299)	(2,055,694)	(101,789)	(180,333)	(3,653,063)	(3,376,540)	(145,094)	(77,921)

Ending units	14,151,513	14,831,606	567,701	568,630	22,418,899	25,198,593	707,650	760,388

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S2		FGI2		FGP		FG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(371,147)	(304,097)	(3,658,480)	16,832	(4,368,236)	(4,053,357)	(5,948,665)	(4,838,318)
Realized gain (loss) on investments	1,403,270	1,684,923	3,872,401	1,362,102	29,599,018	24,376,628	14,118,539	15,874,492
Change in unrealized gain (loss) on investments	(9,147,520)	7,374,038	(49,791,435)	22,152,210	(82,860,360)	56,782,685	(66,693,541)	53,907,843
Reinvested capital gains	1,773,016	2,291,086	15,255,804	3,537,375	55,285,394	26,274,071	51,928,807	22,095,764

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,381)	11,045,950	(34,321,710)	27,068,519	(2,344,184)	103,380,027	(6,594,860)	87,039,781

Equity transactions:
Purchase payments received from contract owners (note 3)	3,969,084	5,184,093	91,715,624	150,918,584	4,816,054	3,845,730	30,284,344	30,238,979
Transfers between funds	(1,402,694)	1,490,649	(8,428,242)	7,221,876	(2,760,126)	(647,477)	(20,046,126)	7,160,427
Redemptions (note 3)	(7,413,024)	(5,732,096)	(7,354,070)	(3,357,664)	(40,291,375)	(41,619,855)	(25,504,211)	(23,493,686)
Annuity benefits	(1,788)	(1,711)	-	-	(73,214)	(68,395)	(2,549)	(2,322)
Contract maintenance charges (note 2)	(5,076)	(5,287)	(3,002,925)	(1,127,666)	(153,068)	(158,287)	(1,201,429)	(1,129,777)
Contingent deferred sales charges (note 2)	(19,777)	(12,727)	(165,405)	(53,483)	(8,378)	(6,832)	(166,733)	(150,156)
Adjustments to maintain reserves	142	(707)	(35,799)	(358)	810	(10,806)	902	(1,424)

Net equity transactions	(4,873,133)	922,214	72,729,183	153,601,289	(38,469,297)	(38,665,922)	(16,635,802)	12,622,041

Net change in contract owners’ equity	(11,215,514)	11,968,164	38,407,473	180,669,808	(40,813,481)	64,714,105	(23,230,662)	99,661,822
Contract owners’ equity beginning of period	71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

Contract owners’ equity end of period	$59,876,306	71,091,820	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954

CHANGES IN UNITS:
Beginning units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404
Units purchased	364,619	506,123	8,693,610	15,021,616	93,834	85,537	2,325,940	2,904,082
Units redeemed	(615,842)	(472,033)	(3,005,619)	(2,038,149)	(407,098)	(451,974)	(2,803,339)	(2,472,719)

Ending units	3,356,498	3,607,721	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FIGBP2		FMCS		FMC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$129,761	137,032	6,092,097	4,978,092	(146,225)	(129,909)	(3,108,389)	(2,912,205)
Realized gain (loss) on investments	(199,311)	(38,443)	(423,542)	49,840	277,996	140,206	6,906,338	12,851,196
Change in unrealized gain (loss) on investments	(286,813)	228,369	(22,436,181)	4,531,188	(4,648,257)	2,398,325	(67,955,807)	24,638,560
Reinvested capital gains	83,100	64,864	3,764,870	1,966,219	1,649,105	857,988	24,078,372	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	(273,263)	391,822	(13,002,756)	11,525,339	(2,867,381)	3,266,610	(40,079,486)	47,460,788

Equity transactions:
Purchase payments received from contract owners (note 3)	258,381	386,050	104,705,171	171,683,110	357,970	352,874	2,745,048	7,984,322
Transfers between funds	63,689	1,098,051	30,211,044	41,191,004	(159,920)	(252,504)	(10,241,755)	(13,080,260)
Redemptions (note 3)	(1,712,223)	(2,273,318)	(38,205,059)	(34,082,256)	(1,615,987)	(1,887,680)	(25,966,933)	(23,794,059)
Annuity benefits	(7,465)	(7,843)	(16,854)	(17,157)	(2,607)	(2,417)	(25,865)	(24,060)
Contract maintenance charges (note 2)	(3,937)	(4,590)	(5,948,176)	(3,690,571)	(4,687)	(5,292)	(1,312,178)	(1,357,120)
Contingent deferred sales charges (note 2)	(2,468)	(1,247)	(230,960)	(133,173)	(1,840)	(1,894)	(63,257)	(80,270)
Adjustments to maintain reserves	(31)	(106)	378,321	(4,502)	116	(1,638)	620	(1,676)

Net equity transactions	(1,404,054)	(803,003)	90,893,487	174,946,455	(1,426,955)	(1,798,551)	(34,864,320)	(30,353,123)

Net change in contract owners’ equity	(1,677,317)	(411,181)	77,890,731	186,471,794	(4,294,336)	1,468,059	(74,943,806)	17,107,665
Contract owners’ equity beginning of period	13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

Contract owners’ equity end of period	$12,148,683	13,826,000	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497

CHANGES IN UNITS:
Beginning units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968
Units purchased	80,710	149,689	11,416,148	16,019,623	40,715	59,011	220,584	428,434
Units redeemed	(176,798)	(203,034)	(5,344,484)	(4,355,264)	(107,985)	(153,553)	(979,096)	(1,148,148)

Ending units	827,555	923,643	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FOP		FO2		FVSS		FRESS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$97,501	45,558	(185,494)	(303,619)	(19,852)	2,299	77,301	16,919
Realized gain (loss) on investments	583,232	(798,318)	1,128,172	(48,565)	197,080	253,203	(97,554)	(2,235)
Change in unrealized gain (loss) on investments	(9,512,953)	14,803,954	(17,141,232)	22,550,842	(1,148,924)	(620,051)	(447,000)	(27,332)
Reinvested capital gains	-	52,068	-	88,127	194,281	1,105,620	134,840	47,857

Net increase (decrease) in contract owners’ equity resulting from operations	(8,832,220)	14,103,262	(16,198,554)	22,286,785	(777,415)	741,071	(332,413)	35,209

Equity transactions:
Purchase payments received from contract owners (note 3)	496,135	441,058	7,061,714	6,574,003	29,638	56,719	1,623,592	925,097
Transfers between funds	(573,300)	(922,213)	2,097,976	478,654	(176,921)	(35,628)	1,497,191	494,549
Redemptions (note 3)	(5,142,773)	(5,839,544)	(8,653,189)	(7,695,525)	(317,027)	(651,718)	(257,477)	(104,916)
Annuity benefits	(4,792)	(5,448)	(1,196)	(1,234)	-	-	-	-
Contract maintenance charges (note 2)	(21,450)	(23,667)	(567,145)	(554,612)	(1,321)	(1,536)	(150)	(21)
Contingent deferred sales charges (note 2)	(1,887)	(1,639)	(28,795)	(40,340)	(8)	(142)	(28)	-
Adjustments to maintain reserves	720	(3,510)	862	(536)	(20)	(94)	(38)	(41)

Net equity transactions	(5,247,347)	(6,354,963)	(89,773)	(1,239,590)	(465,659)	(632,399)	2,863,090	1,314,668

Net change in contract owners’ equity	(14,079,567)	7,748,299	(16,288,327)	21,047,195	(1,243,074)	108,672	2,530,677	1,349,877
Contract owners’ equity beginning of period	59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

Contract owners’ equity end of period	$45,749,053	59,828,620	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349

CHANGES IN UNITS:
Beginning units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558
Units purchased	28,094	47,461	777,969	799,401	4,368	8,233	333,010	122,709
Units redeemed	(178,524)	(246,640)	(761,025)	(850,310)	(21,703)	(33,523)	(95,628)	(14,880)

Ending units	1,502,540	1,652,970	3,960,462	3,943,518	152,249	169,584	412,769	175,387

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEMS2		FTVIS2		FTVRD2		FTVSV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,044	-	7,851,291	6,737,777	(71,591)	21,899	(528,940)	(951,530)
Realized gain (loss) on investments	(1,665)	-	3,671,899	2,843,926	2,444,711	2,026,164	2,882,734	5,990,183
Change in unrealized gain (loss) on investments	(264,336)	-	(25,548,526)	10,641,248	(6,696,720)	3,006,154	(27,725,338)	(3,641,855)
Reinvested capital gains	-	-	-	-	2,186,578	1,340,716	13,498,029	6,948,289

Net increase (decrease) in contract owners’ equity resulting from operations	(262,957)	-	(14,025,336)	20,222,951	(2,137,022)	6,394,933	(11,873,515)	8,345,087

Equity transactions:
Purchase payments received from contract owners (note 3)	1,212,902	-	8,904,876	13,621,115	519,242	507,572	517,193	508,339
Transfers between funds	1,783,483	-	(10,914,189)	(5,282,424)	(610,271)	(1,443,645)	(3,194,060)	(6,639,037)
Redemptions (note 3)	(29,744)	-	(23,007,478)	(25,592,492)	(3,535,404)	(6,024,549)	(10,885,473)	(11,403,611)
Annuity benefits	-	-	(6,512)	(6,501)	(9,578)	(6,661)	(5,742)	(5,329)
Contract maintenance charges (note 2)	(33)	-	(12,097)	(14,207)	(2,319)	(2,645)	(427,871)	(446,745)
Contingent deferred sales charges (note 2)	(238)	-	(65,577)	(69,777)	(418)	(944)	(13,775)	(16,026)
Adjustments to maintain reserves	(25)	-	(73)	(878)	59	(552)	(29)	943

Net equity transactions	2,966,345	-	(25,101,050)	(17,345,164)	(3,638,689)	(6,971,424)	(14,009,757)	(18,001,466)

Net change in contract owners’ equity	2,703,388	-	(39,126,386)	2,877,787	(5,775,711)	(576,491)	(25,883,272)	(9,656,379)
Contract owners’ equity beginning of period	-	-	264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311

Contract owners’ equity end of period	$2,703,388	-	225,408,877	264,535,263	31,173,227	36,948,938	71,704,660	97,587,932

CHANGES IN UNITS:
Beginning units	-	-	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770
Units purchased	345,624	-	1,609,945	1,716,926	49,477	26,907	103,738	175,573
Units redeemed	(17,510)	-	(3,194,955)	(2,787,859)	(160,784)	(261,090)	(447,751)	(656,556)

Ending units	328,114	-	14,462,828	16,047,838	1,023,109	1,134,416	2,065,774	2,409,787

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,511	13,221	(66,774)	(58,793)	384,443	427,806	(1,810,659)	(1,869,670)
Realized gain (loss) on investments	(7,094)	(11,915)	(107,114)	(281,905)	(1,089,557)	(1,521,452)	(1,945,731)	(1,282,898)
Change in unrealized gain (loss) on investments	(175,665)	17,905	(1,878,357)	4,379,801	(5,020,502)	6,576,105	4,193,318	3,171,964
Reinvested capital gains	15,296	56,102	-	-	-	-	-	382,081

Net increase (decrease) in contract owners’ equity resulting from operations	(143,952)	75,313	(2,052,245)	4,039,103	(5,725,616)	5,482,459	436,928	401,477

Equity transactions:
Purchase payments received from contract owners (note 3)	94,904	263,357	132,680	103,556	255,695	227,964	4,545,353	8,092,557
Transfers between funds	68,524	72,339	(2,144,714)	1,877,249	646,914	(1,554,154)	(1,665,736)	2,572,645
Redemptions (note 3)	(11,757)	(69,167)	(1,983,061)	(1,205,224)	(4,902,339)	(5,702,347)	(11,906,878)	(10,599,001)
Annuity benefits	-	-	-	-	(2,155)	(2,387)	(14,410)	(15,081)
Contract maintenance charges (note 2)	(2,130)	(1,315)	(1,116)	(1,386)	(129,296)	(150,428)	(6,610)	(7,634)
Contingent deferred sales charges (note 2)	-	-	(809)	(162)	(1,218)	(2,898)	(35,824)	(30,630)
Adjustments to maintain reserves	6	(22)	27	(477)	(50)	(555)	(28)	(778)

Net equity transactions	149,547	265,192	(3,996,993)	773,556	(4,132,449)	(7,184,805)	(9,084,133)	12,078

Net change in contract owners’ equity	5,595	340,505	(6,049,238)	4,812,659	(9,858,065)	(1,702,346)	(8,647,205)	413,555
Contract owners’ equity beginning of period	1,119,413	778,908	14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147

Contract owners’ equity end of period	$1,125,008	1,119,413	8,750,560	14,799,798	27,658,651	37,516,716	109,604,497	118,251,702

CHANGES IN UNITS:
Beginning units	79,914	60,134	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337
Units purchased	12,936	27,013	78,498	428,495	87,970	73,645	1,504,980	1,896,180
Units redeemed	(1,949)	(7,233)	(437,653)	(346,831)	(273,345)	(377,507)	(2,466,345)	(1,896,075)

Ending units	90,901	79,914	889,456	1,248,611	1,368,003	1,553,378	11,681,077	12,642,442

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVFA2		FTVSI2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,311,414	1,017,801	28,070	9,762	(48,570)	(74,720)	53,803	14,097
Realized gain (loss) on investments	363,722	986,395	(4,219)	(21,514)	338,017	476,581	425,373	198,911
Change in unrealized gain (loss) on investments	(14,122,207)	3,266,244	(46,307)	31,023	(2,111,734)	623,099	(808,909)	1,257,601
Reinvested capital gains	2,282,402	4,139,331	-	-	214,170	653,180	261,634	18,437

Net increase (decrease) in contract owners’ equity resulting from operations	(10,164,669)	9,409,771	(22,456)	19,271	(1,608,117)	1,678,140	(68,099)	1,489,046

Equity transactions:
Purchase payments received from contract owners (note 3)	3,678,415	4,280,597	102	154,503	204,186	215,037	842,240	363,497
Transfers between funds	(6,024,110)	879,256	656,070	125,786	(756,165)	(821,827)	(585,948)	240,423
Redemptions (note 3)	(8,941,635)	(6,115,582)	(24,251)	(227,638)	(1,954,311)	(1,321,143)	(768,680)	(1,273,149)
Annuity benefits	(667)	(669)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,116)	(3,521)	-	-	(3,271)	(3,882)	(411)	(401)
Contingent deferred sales charges (note 2)	(21,686)	(27,576)	-	-	(2,929)	(1,737)	-	(305)
Adjustments to maintain reserves	69	(733)	(2)	(11)	(3)	(245)	115	2,648

Net equity transactions	(11,312,730)	(988,228)	631,919	52,640	(2,512,493)	(1,933,797)	(512,684)	(667,287)

Net change in contract owners’ equity	(21,477,399)	8,421,543	609,463	71,911	(4,120,610)	(255,657)	(580,783)	821,759
Contract owners’ equity beginning of period	101,083,345	92,661,802	574,493	502,582	14,600,047	14,855,704	10,161,366	9,339,607

Contract owners’ equity end of period	$79,605,946	101,083,345	1,183,956	574,493	10,479,437	14,600,047	9,580,583	10,161,366

CHANGES IN UNITS:
Beginning units	7,228,922	7,292,261	53,163	48,249	469,253	535,946	366,508	392,370
Units purchased	504,575	1,064,452	63,085	29,746	12,164	28,495	90,757	25,674
Units redeemed	(1,329,419)	(1,127,791)	(4,072)	(24,832)	(94,090)	(95,188)	(61,730)	(51,536)

Ending units	6,404,078	7,228,922	112,176	53,163	387,327	469,253	395,535	366,508

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAMGS		JAFBS		JACAS		JAGTS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,144)	120	742,849	553,506	(352,311)	(2,006,332)	(714,431)	(1,161,680)
Realized gain (loss) on investments	12,719	(2,111)	(139,264)	(38,309)	710,265	(4,863,896)	16,505,654	3,665,166
Change in unrealized gain (loss) on investments	(191,274)	71,399	(2,208,007)	375,779	(16,594,783)	32,403,045	(22,197,486)	24,926,432
Reinvested capital gains	84,734	22,780	-	-	18,286,925	7,622,810	4,567,351	5,498,162

Net increase (decrease) in contract owners’ equity resulting from operations	(97,965)	92,188	(1,604,422)	890,976	2,050,096	33,155,627	(1,838,912)	32,928,080

Equity transactions:
Purchase payments received from contract owners (note 3)	491,829	320,101	6,836,940	8,152,037	1,107,548	1,284,524	14,456,231	11,040,341
Transfers between funds	733,737	114,624	5,895,837	2,794,913	(9,623,072)	(6,146,130)	(1,077,187)	18,024,479
Redemptions (note 3)	(26,062)	(48,081)	(2,516,947)	(3,134,843)	(13,083,213)	(15,003,775)	(11,145,937)	(8,069,997)
Annuity benefits	-	-	(1,185)	(938)	(2,120)	(1,642)	(1,000)	(820)
Contract maintenance charges (note 2)	(2,941)	(81)	(480,182)	(401,878)	(631,565)	(671,171)	(7,630)	(6,287)
Contingent deferred sales charges (note 2)	-	-	(16,791)	(23,428)	(20,554)	(28,076)	(68,910)	(47,772)
Adjustments to maintain reserves	(6)	(19)	(36)	682	(114)	(4,092)	(76)	(787)

Net equity transactions	1,196,557	386,544	9,717,636	7,386,545	(22,253,090)	(20,570,362)	2,155,491	20,939,157

Net change in contract owners’ equity	1,098,592	478,732	8,113,214	8,277,521	(20,202,994)	12,585,265	316,579	53,867,237
Contract owners’ equity beginning of period	702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

Contract owners’ equity end of period	$1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476	122,989,540	122,672,961

CHANGES IN UNITS:
Beginning units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862
Units purchased	60,265	24,716	1,706,385	1,670,517	241,970	426,392	3,520,812	3,803,880
Units redeemed	(3,959)	(3,622)	(718,500)	(932,037)	(868,056)	(1,115,394)	(3,437,696)	(2,383,389)

Ending units	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116	6,599,469	6,516,353

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAIGS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,540	30,773	140,375	106,320	750,454	341,749	1,087	-
Realized gain (loss) on investments	(1,833,508)	(2,351,849)	1,184,685	658,270	(76,499)	(82,561)	-	-
Change in unrealized gain (loss) on investments	(5,139,049)	13,519,548	(11,710,029)	8,272,544	(1,344,164)	118,343	(957)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,900,017)	11,198,472	(10,384,969)	9,037,134	(670,209)	377,531	130	-

Equity transactions:
Purchase payments received from contract owners (note 3)	615,333	561,855	7,111,034	9,774,498	8,905,172	10,999,764	33,201	-
Transfers between funds	(590,198)	(393,748)	561,897	(3,031,202)	5,238,904	5,726,281	-	-
Redemptions (note 3)	(5,191,222)	(5,155,735)	(3,186,877)	(2,335,627)	(1,568,451)	(1,147,511)	-	-
Annuity benefits	(10,798)	(10,156)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,719)	(7,903)	(1,175)	(1,337)	(228,134)	(98,746)	-	-
Contingent deferred sales charges (note 2)	(14,109)	(14,390)	(10,343)	(17,165)	(10,170)	(6,192)	-	-
Adjustments to maintain reserves	103	(1,125)	79	(598)	(10)	(284)	2	-

Net equity transactions	(5,197,610)	(5,021,202)	4,474,615	4,388,569	12,337,311	15,473,312	33,203	-

Net change in contract owners’ equity	(12,097,627)	6,177,270	(5,910,354)	13,425,703	11,667,102	15,850,843	33,333	-
Contract owners’ equity beginning of period	45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	-	-

Contract owners’ equity end of period	$33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077	33,333	-

CHANGES IN UNITS:
Beginning units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	-	-
Units purchased	198,393	401,365	1,502,317	2,242,353	1,578,184	1,988,321	3,299	-
Units redeemed	(461,892)	(639,528)	(1,078,770)	(1,848,998)	(343,996)	(461,782)	-	-

Ending units	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651	3,299	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		M2IGSS		MNDSC		MVUSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$93	-	(69,714)	(66,625)	(646,479)	(484,938)	428	5,925
Realized gain (loss) on investments	(4)	-	82,259	(72,057)	1,821,170	(784,578)	(6,450)	(5,532)
Change in unrealized gain (loss) on investments	(3,957)	-	(378,897)	1,250,513	(9,219,737)	7,124,208	4,819	20,168
Reinvested capital gains	409	-	356,282	313,256	6,094,876	605,596	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,459)	-	(10,070)	1,425,087	(1,950,170)	6,460,288	(572)	20,561

Equity transactions:
Purchase payments received from contract owners (note 3)	45,070	-	25,083	43,625	4,991,449	2,366,493	22,936	17,500
Transfers between funds	279	-	(87,458)	(818,741)	(890,191)	4,967,571	(20,076)	(3,635)
Redemptions (note 3)	-	-	(723,496)	(531,246)	(2,711,839)	(1,776,128)	(11,784)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(513)	(480)	(108,830)	(88,151)	-	-
Contingent deferred sales charges (note 2)	-	-	(17)	(30)	(16,047)	(10,437)	-	-
Adjustments to maintain reserves	(2)	-	28	(239)	65	(803)	(3)	(7)

Net equity transactions	45,347	-	(786,373)	(1,307,111)	1,264,607	5,458,545	(8,927)	13,858

Net change in contract owners’ equity	41,888	-	(796,443)	117,976	(685,563)	11,918,833	(9,499)	34,419
Contract owners’ equity beginning of period	-	-	6,216,844	6,098,868	38,147,836	26,229,003	183,219	148,800

Contract owners’ equity end of period	$41,888	-	5,420,401	6,216,844	37,462,273	38,147,836	173,720	183,219

CHANGES IN UNITS:
Beginning units	-	-	485,616	601,619	2,308,380	1,975,791	14,544	13,452
Units purchased	4,444	-	16,552	26,487	1,026,552	785,601	2,287	2,966
Units redeemed	-	-	(74,697)	(142,490)	(997,141)	(453,012)	(3,058)	(1,874)

Ending units	4,444	-	427,471	485,616	2,337,791	2,308,380	13,773	14,544

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVFSC		MVIVSC		MSGI2		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(983,535)	700,208	(1,840,855)	(642,394)	133,601	86,380	25,831	44,711
Realized gain (loss) on investments	22,357,608	24,622,547	11,909,540	8,494,585	(70,194)	(5,832)	785	12,957
Change in unrealized gain (loss) on investments	(94,048,066)	17,306,027	(45,275,409)	50,158,403	(1,671,137)	481,092	(70,753)	54,664
Reinvested capital gains	27,076,633	16,169,518	3,237,821	257,308	437,769	613,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,597,360)	58,798,300	(31,968,903)	58,267,902	(1,169,961)	1,175,299	(44,137)	112,332

Equity transactions:
Purchase payments received from contract owners (note 3)	14,074,260	20,322,373	21,495,931	22,731,422	1,891,516	2,463,363	26,216	203,980
Transfers between funds	(12,387,611)	(13,073,965)	(8,015,350)	12,486,084	(1,842,625)	1,598,794	509,064	345,580
Redemptions (note 3)	(36,995,544)	(37,680,801)	(20,638,356)	(16,719,275)	(948,740)	(961,869)	(292,770)	(408,837)
Annuity benefits	(19,283)	(17,850)	(9,005)	(1,591)	-	-	(1,520)	(1,184)
Contract maintenance charges (note 2)	(2,061,720)	(2,073,173)	(1,509,804)	(1,462,012)	(262)	(522)	(357)	(400)
Contingent deferred sales charges (note 2)	(54,974)	(95,527)	(91,371)	(73,198)	(12,683)	(3,460)	(85)	-
Adjustments to maintain reserves	(44)	(1,408)	10	(1,439)	23	(332)	(28)	1,176

Net equity transactions	(37,444,916)	(32,620,351)	(8,767,945)	16,959,991	(912,771)	3,095,974	240,520	140,315

Net change in contract owners’ equity	(83,042,276)	26,177,949	(40,736,848)	75,227,893	(2,082,732)	4,271,273	196,383	252,647
Contract owners’ equity beginning of period	422,563,556	396,385,607	299,409,947	224,182,054	13,234,445	8,963,172	2,436,534	2,183,887

Contract owners’ equity end of period	$339,521,280	422,563,556	258,673,099	299,409,947	11,151,713	13,234,445	2,632,917	2,436,534

CHANGES IN UNITS:
Beginning units	12,465,206	13,487,674	15,131,602	14,144,359	1,286,043	964,729	172,681	164,356
Units purchased	1,104,115	1,357,463	2,250,294	3,577,070	389,874	934,178	66,440	57,083
Units redeemed	(2,198,780)	(2,379,931)	(2,704,547)	(2,589,827)	(480,402)	(612,864)	(48,621)	(48,758)

Ending units	11,370,541	12,465,206	14,677,349	15,131,602	1,195,515	1,286,043	190,500	172,681

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVF2		MSEM		MSEMB		VKVGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$80,684	150,678	66,438	71,810	30,202	29,128	6,157	1,964
Realized gain (loss) on investments	71,349	108,367	7,084	14,938	(17,110)	18,903	1,138	6,512
Change in unrealized gain (loss) on investments	(399,355)	194,022	(204,563)	55,417	(64,719)	1,970	(35,038)	12,002
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(247,322)	453,067	(131,041)	142,165	(51,627)	50,001	(27,743)	20,478

Equity transactions:
Purchase payments received from contract owners (note 3)	115,623	236,492	6	-	26,618	127,972	174,183	42,518
Transfers between funds	160,625	508,438	(111,322)	(23,958)	14,639	(29,471)	13,759	(233,737)
Redemptions (note 3)	(1,155,711)	(1,245,858)	(196,808)	(160,651)	(143,235)	(50,813)	(18,085)	(49,724)
Annuity benefits	(1,034)	(1,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,255)	(18,890)	(815)	(924)	(48)	(91)	(4)	(6)
Contingent deferred sales charges (note 2)	(420)	(100)	(22)	-	-	-	-	-
Adjustments to maintain reserves	42	(338)	(29)	(47)	18	(81)	(11)	(14)

Net equity transactions	(899,130)	(521,345)	(308,990)	(185,580)	(102,008)	47,516	169,842	(240,963)

Net change in contract owners’ equity	(1,146,452)	(68,278)	(440,031)	(43,415)	(153,635)	97,517	142,099	(220,485)
Contract owners’ equity beginning of period	10,547,601	10,615,879	1,746,085	1,789,500	699,184	601,667	216,047	436,532

Contract owners’ equity end of period	$9,401,149	10,547,601	1,306,054	1,746,085	545,549	699,184	358,146	216,047

CHANGES IN UNITS:
Beginning units	759,666	799,543	58,179	64,563	43,423	34,535	18,964	41,570
Units purchased	59,537	91,729	2	-	4,757	16,633	19,889	6,884
Units redeemed	(124,733)	(131,606)	(10,741)	(6,384)	(12,038)	(7,745)	(4,182)	(29,490)

Ending units	694,470	759,666	47,440	58,179	36,142	43,423	34,671	18,964

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		MSVREB		VYDS		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$342	5	28	(1)	(1,545)	(1,023)	68,502	-
Realized gain (loss) on investments	2,357	1,274	144	155	25,153	10,265	(3,290)	-
Change in unrealized gain (loss) on investments	(4,917)	(939)	(380)	(114)	(71,050)	26,829	(49,953)	-
Reinvested capital gains	-	-	-	-	26,541	2,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,218)	340	(208)	40	(20,901)	38,595	15,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	13	-	-	-	1,377	-	1,075,810	-
Transfers between funds	-	-	-	-	-	(17,544)	2,252,750	-
Redemptions (note 3)	(4,174)	-	-	-	(42,069)	(2,380)	(38,635)	-
Annuity benefits	(2,565)	(3,103)	(519)	(537)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(40)	(49)	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(26)	1,119	(2)	(2)	10	(57)	(12)	-

Net equity transactions	(6,752)	(1,984)	(521)	(539)	(40,722)	(20,030)	3,289,911	-

Net change in contract owners’ equity	(8,970)	(1,644)	(729)	(499)	(61,623)	18,565	3,305,170	-
Contract owners’ equity beginning of period	26,705	28,349	2,683	3,182	191,617	173,052	-	-

Contract owners’ equity end of period	$17,735	26,705	1,954	2,683	129,994	191,617	3,305,170	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,477	8,424	-	-
Units purchased	-	-	-	-	56	-	370,592	-
Units redeemed	-	-	-	-	(1,600)	(947)	(42,829)	-

Ending units	-	-	-	-	5,933	7,477	327,763	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NAMGI2		NAMAA2		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,058	-	(788,253)	(509,499)	(1,650,134)	7,544,269	10,216	134,907
Realized gain (loss) on investments	(1)	-	2,471,246	(20,023)	827,956	597,454	1,013,724	1,156,720
Change in unrealized gain (loss) on investments	(2,192)	-	(30,426,570)	36,356,376	(191,171,667)	154,968,774	(7,833,295)	181,811
Reinvested capital gains	91	-	13,014,492	250,869	81,105,626	15,239,276	2,692,475	1,628,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,956	-	(15,729,085)	36,077,723	(110,888,219)	178,349,773	(4,116,880)	3,101,842

Equity transactions:
Purchase payments received from contract owners (note 3)	169,109	-	110,106,771	109,201,385	317,545,912	323,284,516	514,837	668,212
Transfers between funds	1,665	-	(16,132,054)	(11,146,006)	70,761,985	53,423,836	(1,231,880)	(1,270,715)
Redemptions (note 3)	-	-	(8,205,340)	(4,767,872)	(53,605,467)	(29,520,700)	(4,817,859)	(5,634,869)
Annuity benefits	-	-	-	-	-	-	(4,021)	(12,502)
Contract maintenance charges (note 2)	-	-	(3,101,957)	(1,680,484)	(18,779,303)	(13,289,417)	(13,462)	(15,227)
Contingent deferred sales charges (note 2)	-	-	(130,721)	(53,189)	(603,080)	(568,440)	(1,047)	(2,546)
Adjustments to maintain reserves	(3)	-	46	(833)	2,655	(2,663)	(38)	2,042

Net equity transactions	170,771	-	82,536,745	91,553,001	315,322,702	333,327,132	(5,553,470)	(6,265,605)

Net change in contract owners’ equity	172,727	-	66,807,660	127,630,724	204,434,483	511,676,905	(9,670,350)	(3,163,763)
Contract owners’ equity beginning of period	-	-	269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239

Contract owners’ equity end of period	$172,727	-	336,470,615	269,662,955	1,703,853,239	1,499,418,756	34,913,126	44,583,476

CHANGES IN UNITS:
Beginning units	-	-	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130
Units purchased	16,971	-	8,793,408	9,514,216	35,142,926	36,584,254	33,188	69,216
Units redeemed	-	-	(2,642,809)	(1,913,695)	(8,574,857)	(6,695,442)	(235,534)	(310,464)

Ending units	16,971	-	26,846,222	20,695,623	153,008,686	126,440,617	1,423,536	1,625,882

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(542,399)	44,082	(21,567,623)	(25,164,923)	26,699,593	(5,427,470)	(4,367,169)	(2,523,242)
Realized gain (loss) on investments	4,380,443	4,221,995	162,349,396	63,719,828	11,017,167	1,421,598	11,244,628	11,564,938
Change in unrealized gain (loss) on investments	(33,380,021)	983,664	(893,029,411)	652,513,562	(122,145,281)	38,417,907	(58,849,838)	41,874,751
Reinvested capital gains	11,649,477	6,830,745	341,399,975	141,948,822	11,124,343	7,435,690	17,453,965	24,035,364

Net increase (decrease) in contract owners’ equity resulting from operations	(17,892,500)	12,080,486	(410,847,663)	833,017,289	(73,304,178)	41,847,725	(34,518,414)	74,951,811

Equity transactions:
Purchase payments received from contract owners (note 3)	6,939,343	13,139,872	336,069,270	379,476,113	356,371,879	374,324,680	26,656,534	25,480,653
Transfers between funds	(9,426,458)	(8,072,217)	42,008,625	16,447,363	163,461,571	260,298,163	(3,492,636)	(4,166,053)
Redemptions (note 3)	(15,910,296)	(15,879,136)	(589,192,610)	(429,635,887)	(188,702,494)	(135,928,199)	(29,920,142)	(22,455,480)
Annuity benefits	(36,300)	(25,653)	(33,420)	(16,998)	(47,209)	(41,255)	(6,166)	(5,795)
Contract maintenance charges (note 2)	(878,423)	(875,161)	(68,224,334)	(64,136,717)	(33,732,027)	(28,438,676)	(1,354,959)	(1,334,942)
Contingent deferred sales charges (note 2)	(56,791)	(44,887)	(2,150,053)	(1,817,479)	(1,452,970)	(961,852)	(97,306)	(84,915)
Adjustments to maintain reserves	(48)	(1,550)	(1,471)	(72,951)	(665)	(51,684)	(35)	(6,078)

Net equity transactions	(19,368,973)	(11,758,732)	(281,523,993)	(99,756,556)	295,898,085	469,201,177	(8,214,710)	(2,572,610)

Net change in contract owners’ equity	(37,261,473)	321,754	(692,371,656)	733,260,733	222,593,907	511,048,902	(42,733,124)	72,379,201
Contract owners’ equity beginning of period	185,783,640	185,461,886	6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644

Contract owners’ equity end of period	$148,522,167	185,783,640	5,987,024,415	6,679,396,071	3,031,954,547	2,809,360,640	287,157,721	329,890,845

CHANGES IN UNITS:
Beginning units	6,997,342	7,464,284	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990
Units purchased	529,765	1,142,504	32,139,289	36,403,350	54,073,953	58,627,810	2,510,424	3,228,466
Units redeemed	(1,261,156)	(1,609,446)	(48,689,184)	(42,599,488)	(29,093,121)	(18,906,401)	(2,910,543)	(3,335,556)

Ending units	6,265,951	6,997,342	363,160,318	379,710,213	264,067,144	239,086,312	15,904,781	16,304,900

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,478,332)	(6,524,106)	(15,092,254)	(2,547,251)	2,576,044	2,544,917	(60,283)	7,643
Realized gain (loss) on investments	45,661,848	19,500,576	118,796,905	94,071,612	1,147,091	1,563,385	242,622	102,492
Change in unrealized gain (loss) on investments	(102,883,549)	63,546,186	(450,860,185)	145,223,909	(6,560,887)	(594,278)	(2,069,335)	2,925,748
Reinvested capital gains	56,261,054	39,086,580	247,543,198	279,886,157	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,438,979)	115,609,236	(99,612,336)	516,634,427	(2,837,752)	3,514,024	(1,886,996)	3,035,883

Equity transactions:
Purchase payments received from contract owners (note 3)	42,968,011	54,589,133	301,723,570	320,540,696	1,745,535	4,001,993	248,067	527,268
Transfers between funds	(44,561,576)	6,720,930	(182,857,928)	(184,503,491)	(792,921)	(6,641,164)	(281,709)	1,018,387
Redemptions (note 3)	(47,825,759)	(40,913,009)	(207,705,086)	(155,860,138)	(6,689,529)	(8,198,110)	(1,156,156)	(1,345,805)
Annuity benefits	(31,418)	(20,698)	(35,215)	(22,962)	(1,842)	(311)	(879)	(846)
Contract maintenance charges (note 2)	(1,581,041)	(1,502,317)	(31,585,517)	(28,021,397)	(3,153)	(3,787)	(3,674)	(4,013)
Contingent deferred sales charges (note 2)	(144,460)	(120,200)	(1,462,427)	(1,020,035)	(10,877)	(11,541)	(1,046)	(609)
Adjustments to maintain reserves	(38)	(1,992)	(1,365)	(37,720)	623	(1,156)	623	(1,029)

Net equity transactions	(51,176,281)	18,751,847	(121,923,968)	(48,925,047)	(5,752,164)	(10,854,076)	(1,194,774)	193,353

Net change in contract owners’ equity	(59,615,260)	134,361,083	(221,536,304)	467,709,380	(8,589,916)	(7,340,052)	(3,081,770)	3,229,236
Contract owners’ equity beginning of period	575,808,750	441,447,667	3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404

Contract owners’ equity end of period	$516,193,490	575,808,750	2,852,932,413	3,074,468,717	57,039,035	65,628,951	7,954,870	11,036,640

CHANGES IN UNITS:
Beginning units	28,116,220	27,107,207	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004
Units purchased	3,839,065	5,407,062	21,374,055	23,656,166	574,421	733,149	63,438	137,370
Units redeemed	(6,245,909)	(4,398,049)	(28,228,355)	(27,211,273)	(834,830)	(1,237,531)	(115,106)	(111,048)

Ending units	25,709,376	28,116,220	169,771,107	176,625,407	2,634,670	2,895,079	400,658	452,326

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		GIG		NVIE6		NVNMO1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(698,563)	(370,728)	118,808	65,904	108,871	(20,399)	(616,226)	(608,264)
Realized gain (loss) on investments	2,326,366	267,624	158,153	62,608	2,345,202	1,174,413	3,143,671	2,945,968
Change in unrealized gain (loss) on investments	(13,325,589)	17,812,475	(3,085,892)	3,854,846	(10,312,723)	8,773,063	(14,357,331)	11,646,608
Reinvested capital gains	-	-	83,763	-	229,734	-	7,763,536	1,527,858

Net increase (decrease) in contract owners’ equity resulting from operations	(11,697,786)	17,709,371	(2,725,168)	3,983,358	(7,628,916)	9,927,077	(4,066,350)	15,512,170

Equity transactions:
Purchase payments received from contract owners (note 3)	5,102,671	5,462,579	881,773	221,676	3,952,006	4,066,493	666,389	901,531
Transfers between funds	(6,797,147)	3,983,393	66,367	(130,605)	(4,343,414)	3,412,854	(603,524)	(658,473)
Redemptions (note 3)	(5,735,084)	(4,435,298)	(1,911,341)	(1,870,032)	(3,729,313)	(3,118,660)	(7,661,134)	(8,621,425)
Annuity benefits	(7,594)	(7,171)	(5,204)	(4,534)	(186)	-	(16,866)	(15,987)
Contract maintenance charges (note 2)	(3,104)	(3,508)	(5,885)	(6,789)	(226,836)	(226,258)	(24,301)	(26,084)
Contingent deferred sales charges (note 2)	(16,852)	(12,936)	(69)	(912)	(5,944)	(12,508)	(970)	(884)
Adjustments to maintain reserves	(63)	(2,195)	28	75	31	(1,176)	19	(8,178)

Net equity transactions	(7,457,173)	4,984,864	(974,331)	(1,791,121)	(4,353,656)	4,120,745	(7,640,387)	(8,429,500)

Net change in contract owners’ equity	(19,154,959)	22,694,235	(3,699,499)	2,192,237	(11,982,572)	14,047,822	(11,706,737)	7,082,670
Contract owners’ equity beginning of period	68,130,506	45,436,271	18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178

Contract owners’ equity end of period	$48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	66,242,111	77,948,848

CHANGES IN UNITS:
Beginning units	1,953,769	1,775,366	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321
Units purchased	445,388	659,706	92,592	50,240	815,341	1,268,749	55,527	109,164
Units redeemed	(697,277)	(481,303)	(147,722)	(167,655)	(1,235,854)	(841,913)	(470,909)	(634,204)

Ending units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	3,929,899	4,345,281

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(457,328)	(314,396)	(14,390)	(15,102)	(1,105,715)	(1,174,296)	77,395	(317,749)
Realized gain (loss) on investments	1,123,674	490,052	(31,900)	(28,673)	7,426,223	10,258,748	(881,096)	1,248,950
Change in unrealized gain (loss) on investments	(7,593,896)	5,592,992	(349,371)	193,467	(24,473,148)	(1,435,730)	(9,548,966)	5,738,071
Reinvested capital gains	4,380,874	677,596	233,530	185,986	11,452,954	10,582,509	1,400,459	4,858,858

Net increase (decrease) in contract owners’ equity resulting from operations	(2,546,676)	6,446,244	(162,131)	335,678	(6,699,686)	18,231,231	(8,952,208)	11,528,130

Equity transactions:
Purchase payments received from contract owners (note 3)	6,993,532	6,162,791	85,687	115,273	2,043,461	3,844,142	4,451,004	3,415,494
Transfers between funds	(3,935,410)	4,556,128	171,815	49,015	(7,196,880)	(4,906,206)	(3,319,227)	(2,295,842)
Redemptions (note 3)	(3,806,420)	(2,252,645)	(255,199)	(395,515)	(13,584,774)	(14,590,168)	(4,989,352)	(6,150,036)
Annuity benefits	(305)	-	-	-	(9,174)	(7,948)	(904)	(859)
Contract maintenance charges (note 2)	(249,283)	(208,639)	(741)	(831)	(658,766)	(677,927)	(4,532)	(4,643)
Contingent deferred sales charges (note 2)	(12,807)	(6,299)	(1,649)	(840)	(12,198)	(16,325)	(11,277)	(33,094)
Adjustments to maintain reserves	55	(761)	(3)	(145)	18	(938)	(72)	(841)

Net equity transactions	(1,010,638)	8,250,575	(90)	(233,043)	(19,418,313)	(16,355,370)	(3,874,360)	(5,069,821)

Net change in contract owners’ equity	(3,557,314)	14,696,819	(162,221)	102,635	(26,117,999)	1,875,861	(12,826,568)	6,458,309
Contract owners’ equity beginning of period	40,146,704	25,449,885	2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151

Contract owners’ equity end of period	$36,589,390	40,146,704	2,043,477	2,205,698	93,668,001	119,786,000	61,103,892	73,930,460

CHANGES IN UNITS:
Beginning units	2,319,444	1,806,938	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664
Units purchased	786,281	1,085,438	25,482	17,193	211,598	442,508	390,851	420,300
Units redeemed	(849,684)	(572,932)	(25,913)	(30,627)	(1,224,342)	(1,400,715)	(674,953)	(788,205)

Ending units	2,256,041	2,319,444	115,207	115,638	5,445,148	6,457,892	4,587,657	4,871,759

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,267,983	8,626,403	12,082,862	3,297,214	4,197,471	3,757,723	12,827,427	6,713,900
Realized gain (loss) on investments	29,768,140	39,859,951	36,926,764	41,841,224	(4,289,679)	(1,642,979)	36,562,752	39,684,833
Change in unrealized gain (loss) on investments	(317,141,748)	68,628,464	(414,176,923)	135,953,914	(30,633,306)	16,586,935	(383,330,682)	103,001,685
Reinvested capital gains	109,458,295	104,446,870	123,441,637	176,519,613	3,795,662	14,653,561	121,116,144	162,989,937

Net increase (decrease) in contract owners’ equity resulting from operations	(162,647,330)	221,561,688	(241,725,660)	357,611,965	(26,929,852)	33,355,240	(212,824,359)	312,390,355

Equity transactions:
Purchase payments received from contract owners (note 3)	48,392,017	74,358,097	20,245,929	20,780,133	13,621,616	21,698,707	18,726,673	31,530,519
Transfers between funds	(51,175,872)	(36,608,297)	(19,948,884)	(24,703,012)	28,800,750	(3,920,118)	(39,902,104)	(41,886,594)
Redemptions (note 3)	(154,086,563)	(128,422,984)	(236,747,778)	(176,561,967)	(97,350,706)	(68,305,737)	(209,852,437)	(184,772,183)
Annuity benefits	(9,352)	(9,317)	(11,228)	(10,949)	(2,342)	(2,424)	(5,580)	(5,481)
Contract maintenance charges (note 2)	(26,852,408)	(26,361,616)	(32,933,992)	(32,733,312)	(8,768,671)	(8,904,735)	(29,850,379)	(30,186,950)
Contingent deferred sales charges (note 2)	(849,607)	(814,664)	(346,156)	(439,054)	(398,211)	(313,524)	(469,274)	(651,734)
Adjustments to maintain reserves	324	(5,890)	261	(9,659)	187	(9,615)	192	(23,070)

Net equity transactions	(184,581,461)	(117,864,671)	(269,741,848)	(213,677,820)	(64,097,377)	(59,757,446)	(261,352,909)	(225,995,493)

Net change in contract owners’ equity	(347,228,791)	103,697,017	(511,467,508)	143,934,145	(91,027,229)	(26,402,206)	(474,177,268)	86,394,862
Contract owners’ equity beginning of period	2,286,545,168	2,182,848,151	2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952

Contract owners’ equity end of period	$1,939,316,377	2,286,545,168	2,264,878,130	2,776,345,638	605,629,650	696,656,879	2,264,265,546	2,738,442,814

CHANGES IN UNITS:
Beginning units	161,832,789	170,712,773	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070
Units purchased	6,335,270	9,432,544	4,990,320	5,277,793	9,521,559	7,397,530	3,771,878	6,150,807
Units redeemed	(19,689,581)	(18,312,528)	(23,279,115)	(20,447,124)	(14,783,044)	(12,371,041)	(21,960,754)	(22,644,335)

Ending units	148,478,478	161,832,789	167,139,954	185,428,749	50,580,027	55,841,512	169,751,666	187,940,542

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,248,164	(358,169)	5,141,349	3,275,352	51,543	56,242	1,231,606	1,452,258
Realized gain (loss) on investments	423,579	3,453,611	3,096,067	8,115,646	(53,375)	(17,267)	(1,314,436)	184,667
Change in unrealized gain (loss) on investments	(57,193,774)	23,396,173	(86,788,956)	20,510,203	(63,452)	64,944	(2,213,320)	1,026,816
Reinvested capital gains	19,354,216	27,965,620	31,104,323	33,317,810	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,167,815)	54,457,235	(47,447,217)	65,219,011	(65,284)	103,919	(2,296,150)	2,663,741

Equity transactions:
Purchase payments received from contract owners (note 3)	6,252,575	6,693,492	16,775,837	21,854,076	58,876	48,700	5,024,871	5,792,521
Transfers between funds	(9,901,698)	(7,969,176)	(13,867,885)	(17,623,463)	(144,057)	127,425	(1,026,882)	5,559,965
Redemptions (note 3)	(38,382,547)	(36,469,964)	(61,005,704)	(59,954,856)	(363,497)	(298,295)	(9,816,143)	(9,592,067)
Annuity benefits	-	-	-	-	-	-	(24,426)	(6,232)
Contract maintenance charges (note 2)	(1,815,378)	(1,871,611)	(9,554,219)	(9,543,950)	(698)	(826)	(612,093)	(606,285)
Contingent deferred sales charges (note 2)	(42,117)	(57,659)	(230,117)	(360,852)	(600)	(534)	(13,199)	(19,237)
Adjustments to maintain reserves	65	(1,377)	51	(2,339)	9	(34)	210	(896)

Net equity transactions	(43,889,100)	(39,676,295)	(67,882,037)	(65,631,384)	(449,967)	(123,564)	(6,467,662)	1,127,769

Net change in contract owners’ equity	(80,056,915)	14,780,940	(115,329,254)	(412,373)	(515,251)	(19,645)	(8,763,812)	3,791,510
Contract owners’ equity beginning of period	369,304,104	354,523,164	819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897

Contract owners’ equity end of period	$289,247,189	369,304,104	703,698,360	819,027,614	2,948,079	3,463,330	91,111,595	99,875,407

CHANGES IN UNITS:
Beginning units	24,451,473	27,286,181	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378
Units purchased	796,727	1,047,070	2,705,091	3,077,446	44,577	35,616	1,624,715	2,632,173
Units redeemed	(3,766,071)	(3,881,778)	(7,797,475)	(8,096,066)	(79,729)	(45,107)	(2,177,894)	(2,538,996)

Ending units	21,482,129	24,451,473	55,035,016	60,127,400	228,067	263,219	7,366,376	7,919,555

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$644,277	589,578	(341,121)	(387,869)	(777,520)	(834,428)	1,228,304	1,298,348
Realized gain (loss) on investments	(360,233)	(430,054)	5,412,533	3,171,918	12,434,552	15,022,062	(2,864,077)	(3,952,023)
Change in unrealized gain (loss) on investments	(2,378,195)	1,350,537	(6,081,029)	18,811,471	(12,693,515)	4,652,507	(1,525,061)	4,016,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,094,151)	1,510,061	(1,009,617)	21,595,520	(1,036,483)	18,840,141	(3,160,834)	1,362,995

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,665	3,215,265	1,467,516	1,030,174	2,411,856	2,461,815	4,179,981	5,139,597
Transfers between funds	2,295,557	2,850,402	(551,911)	(1,270,412)	(6,763,359)	(5,954,192)	16,080,637	7,080,585
Redemptions (note 3)	(5,364,101)	(4,458,172)	(14,795,769)	(11,626,956)	(12,593,975)	(13,719,185)	(23,267,251)	(28,673,409)
Annuity benefits	-	-	(50,318)	(48,504)	(7,103)	(5,904)	(19,597)	(20,832)
Contract maintenance charges (note 2)	(559,581)	(548,213)	(57,022)	(61,224)	(534,173)	(555,509)	(967,906)	(1,011,833)
Contingent deferred sales charges (note 2)	(12,844)	(15,348)	(1,910)	(1,501)	(12,725)	(20,428)	(20,484)	(38,533)
Adjustments to maintain reserves	82	(781)	(252)	1,019	(30)	(2,077)	(201)	1,011

Net equity transactions	(337,222)	1,043,153	(13,989,666)	(11,977,404)	(17,499,509)	(17,795,480)	(4,014,821)	(17,523,414)

Net change in contract owners’ equity	(2,431,373)	2,553,214	(14,999,283)	9,618,116	(18,535,992)	1,044,661	(7,175,655)	(16,160,419)
Contract owners’ equity beginning of period	70,161,668	67,608,454	128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789

Contract owners’ equity end of period	$67,730,295	70,161,668	113,969,832	128,969,115	93,592,409	112,128,401	195,170,715	202,346,370

CHANGES IN UNITS:
Beginning units	5,222,094	5,144,916	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359
Units purchased	782,698	927,342	13,494	10,696	161,961	271,559	2,369,782	1,666,653
Units redeemed	(824,160)	(850,164)	(143,528)	(130,430)	(763,126)	(963,046)	(2,435,910)	(2,843,034)

Ending units	5,180,632	5,222,094	1,054,265	1,184,299	3,413,423	4,014,588	12,354,850	12,420,978

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIX2		GVIX8		GVIDA		NVDBL2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$53,086	26,317	742,463	807,297	(373,964)	(206,600)	6,501,270	5,866,069
Realized gain (loss) on investments	17,814	18,714	682,978	1,303,617	13,445,287	7,814,835	27,946,856	18,577,696
Change in unrealized gain (loss) on investments	(441,191)	137,198	(15,856,682)	11,336,940	(44,777,087)	6,920,957	(194,420,741)	79,545,096
Reinvested capital gains	-	-	-	-	14,202,162	13,088,003	64,368,689	37,319,326

Net increase (decrease) in contract owners’ equity resulting from operations	(370,291)	182,229	(14,431,241)	13,447,854	(17,503,602)	27,617,195	(95,603,926)	141,308,187

Equity transactions:
Purchase payments received from contract owners (note 3)	1,122,527	499,497	15,483,162	15,284,026	7,884,793	5,741,135	53,335,694	78,720,979
Transfers between funds	280,643	209,458	2,124,123	1,842,158	(8,612,022)	(1,590,586)	(11,497,512)	(22,793,747)
Redemptions (note 3)	(61,853)	(117,472)	(3,961,539)	(3,484,367)	(20,663,137)	(20,754,233)	(102,884,768)	(75,922,122)
Annuity benefits	-	-	(2,988)	(2,798)	(16,493)	(15,741)	-	-
Contract maintenance charges (note 2)	(118)	(113)	(249,425)	(224,771)	(19,897)	(22,258)	(18,881,851)	(18,052,769)
Contingent deferred sales charges (note 2)	-	-	(24,812)	(25,102)	(24,325)	(37,608)	(845,942)	(647,358)
Adjustments to maintain reserves	2	(20)	39	(1,507)	31	(159)	(17)	(1,869)

Net equity transactions	1,341,201	591,350	13,368,560	13,387,639	(21,451,050)	(16,679,450)	(80,774,396)	(38,696,886)

Net change in contract owners’ equity	970,910	773,579	(1,062,681)	26,835,493	(38,954,652)	10,937,745	(176,378,322)	102,611,301
Contract owners’ equity beginning of period	1,362,876	589,297	81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435

Contract owners’ equity end of period	$2,333,786	1,362,876	80,143,069	81,205,750	147,600,435	186,555,087	1,425,937,414	1,602,315,736

CHANGES IN UNITS:
Beginning units	107,945	57,766	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701
Units purchased	117,069	63,845	2,076,796	2,564,345	625,835	575,126	5,276,748	6,373,067
Units redeemed	(9,161)	(13,666)	(889,436)	(1,290,016)	(1,368,625)	(1,235,000)	(10,020,897)	(8,749,421)

Ending units	215,853	107,945	8,362,077	7,174,717	5,818,163	6,560,953	87,424,198	92,168,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDCA2		GVIDC		GVIDM		GVDMA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,267,299	2,638,736	2,979,361	2,744,127	5,675,946	5,793,122	350,470	832,128
Realized gain (loss) on investments	32,969,850	33,710,891	(3,428,241)	(93,569)	2,241,505	17,321,998	33,733,599	16,014,926
Change in unrealized gain (loss) on investments	(236,552,000)	94,874,082	(31,649,185)	10,797,435	(345,329,677)	90,438,625	(172,170,464)	46,423,546
Reinvested capital gains	88,646,903	55,312,340	11,940,847	14,022,699	182,494,985	141,481,794	72,044,411	52,403,736

Net increase (decrease) in contract owners’ equity resulting from operations	(112,667,948)	186,536,049	(20,157,218)	27,470,692	(154,917,241)	255,035,539	(66,041,984)	115,674,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,918,284	18,587,486	15,602,208	23,798,266	27,382,532	30,723,673	11,113,464	14,709,413
Transfers between funds	194,037	1,614,371	38,851,274	21,630,763	(54,795,552)	(16,042,641)	(22,645,424)	(19,194,678)
Redemptions (note 3)	(118,782,052)	(97,843,592)	(106,990,852)	(88,010,856)	(214,798,119)	(187,007,358)	(95,847,947)	(94,381,996)
Annuity benefits	(2,584)	(2,556)	-	-	(23,314)	(18,883)	(20,477)	(17,973)
Contract maintenance charges (note 2)	(18,749,213)	(18,543,111)	(7,761,027)	(8,014,337)	(20,251,059)	(20,518,145)	(3,423,321)	(3,660,819)
Contingent deferred sales charges (note 2)	(213,459)	(356,666)	(394,517)	(800,682)	(449,468)	(543,741)	(55,166)	(58,272)
Adjustments to maintain reserves	194	(3,241)	95	(8,686)	(20,652)	(14,114)	(1,419)	(50,696)

Net equity transactions	(126,634,793)	(96,547,309)	(60,692,819)	(51,405,532)	(262,955,632)	(193,421,209)	(110,880,290)	(102,655,021)

Net change in contract owners’ equity	(239,302,741)	89,988,740	(80,850,037)	(23,934,840)	(417,872,873)	61,614,330	(176,922,274)	13,019,315
Contract owners’ equity beginning of period	1,551,474,131	1,461,485,391	668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485

Contract owners’ equity end of period	$1,312,171,390	1,551,474,131	587,674,624	668,524,661	2,004,731,980	2,422,604,853	655,639,526	832,561,800

CHANGES IN UNITS:
Beginning units	75,042,840	79,973,616	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497
Units purchased	2,418,783	2,976,568	7,562,108	7,304,166	2,468,397	4,702,375	700,575	1,373,892
Units redeemed	(8,591,529)	(7,907,344)	(11,699,780)	(10,928,913)	(14,850,499)	(14,032,541)	(4,865,139)	(5,494,042)

Ending units	68,870,094	75,042,840	41,086,948	45,224,620	100,698,428	113,080,530	27,509,783	31,674,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMC		MCIF		SAM		NVMIG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,018,103	2,771,516	(520,301)	(910,521)	(550,222)	(5,697,017)	(60,182)	(26,871)
Realized gain (loss) on investments	4,637,364	966,137	6,814,168	8,142,863	-	-	(189,533)	(302,268)
Change in unrealized gain (loss) on investments	(88,299,573)	22,037,547	(59,957,970)	8,504,743	-	-	(5,575,534)	5,523,835
Reinvested capital gains	41,484,041	34,166,181	22,609,845	13,368,103	5,172	-	1,725,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,160,065)	59,941,381	(31,054,258)	29,105,188	(545,050)	(5,697,017)	(4,099,780)	5,194,696

Equity transactions:
Purchase payments received from contract owners (note 3)	15,724,070	23,894,504	27,848,281	33,825,991	129,238,041	134,583,888	345,476	204,736
Transfers between funds	(4,925,302)	(16,741,017)	(7,983,018)	2,906,902	318,806,374	160,525,058	(49,932)	(307,028)
Redemptions (note 3)	(72,310,765)	(68,611,658)	(16,675,709)	(18,037,772)	(398,010,660)	(353,706,358)	(2,375,873)	(2,673,909)
Annuity benefits	(10,519)	(10,569)	(17,749)	(16,480)	(124,824)	(102,521)	(10,457)	(10,623)
Contract maintenance charges (note 2)	(7,907,921)	(7,878,047)	(543,498)	(520,777)	(1,567,620)	(1,582,471)	(7,455)	(8,681)
Contingent deferred sales charges (note 2)	(254,185)	(207,239)	(45,715)	(68,972)	(413,589)	(239,858)	(316)	(552)
Adjustments to maintain reserves	156	(3,113)	263	(2,438)	(521)	(17,304)	(123)	(507)

Net equity transactions	(69,684,466)	(69,557,139)	2,582,855	18,086,454	47,927,201	(60,539,566)	(2,098,680)	(2,796,564)

Net change in contract owners’ equity	(108,844,531)	(9,615,758)	(28,471,403)	47,191,642	47,382,151	(66,236,583)	(6,198,460)	2,398,132
Contract owners’ equity beginning of period	812,337,034	821,952,792	241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401

Contract owners’ equity end of period	$703,492,503	812,337,034	212,815,278	241,286,681	565,631,666	518,249,515	18,825,073	25,023,533

CHANGES IN UNITS:
Beginning units	44,950,379	48,904,136	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159
Units purchased	2,043,328	2,431,137	1,171,346	1,725,265	59,924,879	51,365,925	62,992	39,934
Units redeemed	(5,940,579)	(6,384,894)	(1,107,904)	(1,207,958)	(57,069,445)	(55,890,931)	(253,546)	(306,566)

Ending units	41,053,128	44,950,379	6,128,379	6,064,937	48,439,904	45,584,470	1,994,973	2,185,527

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(444,844)	(635,861)	75,831	41,341	1,460,853	511,128	(100,229)	(88,930)
Realized gain (loss) on investments	4,790,751	5,627,863	(9,577)	(41,839)	(277,382)	(787,169)	173,831	257,247
Change in unrealized gain (loss) on investments	(31,597,507)	18,817,170	(565,573)	594,117	(11,971,332)	11,079,223	(1,824,827)	1,730,187
Reinvested capital gains	7,996,527	-	-	-	-	-	1,390,182	384,425

Net increase (decrease) in contract owners’ equity resulting from operations	(19,255,073)	23,809,172	(499,319)	593,619	(10,787,861)	10,803,182	(361,043)	2,282,929

Equity transactions:
Purchase payments received from contract owners (note 3)	1,420,141	1,969,627	64,483	59,319	1,981,725	1,590,419	114,658	121,905
Transfers between funds	4,067,078	(4,290,932)	(319,694)	(145,536)	2,518,783	(3,559,802)	181,883	7,861
Redemptions (note 3)	(11,909,365)	(13,039,068)	(276,322)	(340,789)	(5,975,909)	(5,379,696)	(1,117,637)	(1,261,002)
Annuity benefits	(3,149)	(2,517)	(777)	(697)	(988)	(1,030)	(2,849)	(2,472)
Contract maintenance charges (note 2)	(693,621)	(733,060)	(802)	(944)	(466,734)	(472,229)	(3,478)	(3,553)
Contingent deferred sales charges (note 2)	(14,258)	(18,817)	(711)	(348)	(11,907)	(15,827)	(447)	(1,779)
Adjustments to maintain reserves	(35)	1,080	14	(128)	(32)	(1,475)	(42)	2,389

Net equity transactions	(7,133,209)	(16,113,687)	(533,809)	(429,123)	(1,955,062)	(7,839,640)	(827,912)	(1,136,651)

Net change in contract owners’ equity	(26,388,282)	7,695,485	(1,033,128)	164,496	(12,742,923)	2,963,542	(1,188,955)	1,146,278
Contract owners’ equity beginning of period	112,585,587	104,890,102	3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790

Contract owners’ equity end of period	$86,197,305	112,585,587	2,142,588	3,175,716	46,553,847	59,296,770	8,362,113	9,551,068

CHANGES IN UNITS:
Beginning units	9,061,611	10,445,091	297,403	343,303	3,357,520	3,854,051	489,827	554,024
Units purchased	1,108,055	855,068	15,457	14,411	544,667	320,285	44,946	45,970
Units redeemed	(1,717,600)	(2,238,548)	(67,529)	(60,311)	(664,107)	(816,816)	(86,446)	(110,167)

Ending units	8,452,066	9,061,611	245,331	297,403	3,238,080	3,357,520	448,327	489,827

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,914,690)	(1,651,032)	2,575	4,839	(287,291)	(303,382)	(2,377,224)	(2,237,464)
Realized gain (loss) on investments	13,514,395	5,950,549	(139,869)	(120,460)	(2,164,067)	(184,050)	8,782,441	7,328,335
Change in unrealized gain (loss) on investments	(32,276,222)	18,675,297	(663,929)	402,275	(15,272,615)	6,406,173	(50,120,110)	25,532,149
Reinvested capital gains	17,065,652	4,906,145	352,256	220,169	7,707,695	4,199,587	31,816,800	8,469,406

Net increase (decrease) in contract owners’ equity resulting from operations	(3,610,865)	27,880,959	(448,967)	506,823	(10,016,278)	10,118,328	(11,898,093)	39,092,426

Equity transactions:
Purchase payments received from contract owners (note 3)	6,943,391	5,403,843	83,846	42,578	3,401,339	4,063,637	1,756,474	1,245,973
Transfers between funds	(4,939,358)	(6,147,730)	(237,913)	332,045	(8,910,389)	(13,802,740)	(2,592,938)	(2,386,737)
Redemptions (note 3)	(13,841,181)	(11,130,429)	(644,869)	(591,639)	(6,259,433)	(6,835,327)	(18,936,077)	(17,004,584)
Annuity benefits	(19,827)	(16,904)	-	-	(647)	-	(14,789)	(14,129)
Contract maintenance charges (note 2)	(433,487)	(446,222)	(1,144)	(1,273)	(342,917)	(346,043)	(70,272)	(73,710)
Contingent deferred sales charges (note 2)	(61,707)	(34,315)	(592)	(806)	(23,684)	(29,529)	(2,736)	(1,743)
Adjustments to maintain reserves	(51)	(4,947)	7	(71)	77	(1,580)	(23)	(13,576)

Net equity transactions	(12,352,220)	(12,376,704)	(800,665)	(219,166)	(12,135,654)	(16,951,582)	(19,860,361)	(18,248,506)

Net change in contract owners’ equity	(15,963,085)	15,504,255	(1,249,632)	287,657	(22,151,932)	(6,833,254)	(31,758,454)	20,843,920
Contract owners’ equity beginning of period	121,083,525	105,579,270	4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258

Contract owners’ equity end of period	$105,120,440	121,083,525	3,047,188	4,296,820	66,500,699	88,652,631	146,634,724	178,393,178

CHANGES IN UNITS:
Beginning units	6,516,758	7,269,482	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863
Units purchased	2,014,662	829,085	19,431	42,937	650,159	1,039,170	141,763	134,334
Units redeemed	(2,592,842)	(1,581,809)	(58,988)	(54,349)	(1,392,869)	(2,169,428)	(1,122,328)	(1,184,593)

Ending units	5,938,578	6,516,758	171,784	211,341	4,631,844	5,374,554	8,287,039	9,267,604

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,823,691)	(1,754,222)	5,661	5,680	(990,886)	(832,520)	(83,551)	(77,350)
Realized gain (loss) on investments	(874,162)	1,058,426	16,783	(4,603)	2,990,313	7,053,790	(138,478)	(362,488)
Change in unrealized gain (loss) on investments	(26,314,415)	20,517,595	(231,171)	41,305	(82,241,631)	11,583,847	(1,082,099)	1,632,695
Reinvested capital gains	21,485,657	6,080,142	107,363	33,050	44,244,288	14,016,904	726,509	46,948

Net increase (decrease) in contract owners’ equity resulting from operations	(7,526,611)	25,901,941	(101,364)	75,432	(35,997,916)	31,822,021	(577,619)	1,239,805

Equity transactions:
Purchase payments received from contract owners (note 3)	6,149,739	7,482,483	240,673	26,286	3,747,176	5,323,214	124,701	187,636
Transfers between funds	(17,322,361)	1,619,839	(165,287)	97,185	(6,630,827)	(7,553,420)	(19,232)	210,244
Redemptions (note 3)	(12,901,742)	(12,485,104)	(23,586)	(59,690)	(26,262,291)	(28,566,524)	(625,092)	(707,729)
Annuity benefits	(5,022)	(4,149)	-	-	(7,853)	(7,338)	(2,048)	(3,066)
Contract maintenance charges (note 2)	(554,936)	(550,775)	(69)	(180)	(551,389)	(565,677)	(2,056)	(2,066)
Contingent deferred sales charges (note 2)	(18,685)	(48,484)	-	-	(20,918)	(50,354)	(988)	(410)
Adjustments to maintain reserves	37	(2,316)	4	(10)	92	(2,280)	(57)	(58)

Net equity transactions	(24,652,970)	(3,988,506)	51,735	63,591	(29,726,010)	(31,422,379)	(524,772)	(315,449)

Net change in contract owners’ equity	(32,179,581)	21,913,435	(49,629)	139,023	(65,723,926)	399,642	(1,102,391)	924,356
Contract owners’ equity beginning of period	126,528,974	104,615,539	676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599

Contract owners’ equity end of period	$94,349,393	126,528,974	626,375	676,004	211,654,527	277,378,453	5,337,564	6,439,955

CHANGES IN UNITS:
Beginning units	6,895,043	7,147,706	37,926	34,172	12,848,908	14,406,181	461,080	487,634
Units purchased	730,029	1,505,297	15,527	8,118	366,691	615,314	82,212	98,691
Units redeemed	(2,026,771)	(1,757,960)	(12,712)	(4,364)	(1,765,882)	(2,172,587)	(123,157)	(125,245)

Ending units	5,598,301	6,895,043	40,741	37,926	11,449,717	12,848,908	420,135	461,080

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF2		SCVF		SCVF2		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(589,434)	(500,876)	(201,275)	(259,677)	(458,757)	(527,360)	(891,686)	(918,272)
Realized gain (loss) on investments	(2,072,864)	(1,420,987)	1,916,495	1,424,140	(443,171)	1,086,245	2,597,583	2,763,459
Change in unrealized gain (loss) on investments	(6,057,765)	8,098,689	(11,736,813)	(356,694)	(13,660,912)	255,890	(26,176,997)	1,335,843
Reinvested capital gains	4,403,766	260,704	4,944,715	1,490,780	7,176,182	1,985,269	15,969,097	4,680,326

Net increase (decrease) in contract owners’ equity resulting from operations	(4,316,297)	6,437,530	(5,076,878)	2,298,549	(7,386,658)	2,800,044	(8,502,003)	7,861,356

Equity transactions:
Purchase payments received from contract owners (note 3)	3,166,178	2,757,776	383,558	480,886	1,460,953	2,148,914	461,149	783,374
Transfers between funds	931,013	(684,447)	(662,510)	(814,133)	(833,025)	(2,505,964)	(1,064,661)	(980,533)
Redemptions (note 3)	(3,173,068)	(2,802,981)	(3,424,634)	(3,516,316)	(3,302,451)	(3,320,415)	(7,173,203)	(7,822,915)
Annuity benefits	(2,214)	(1,937)	(16,834)	(18,983)	(329)	(391)	(24,698)	(23,144)
Contract maintenance charges (note 2)	(86,738)	(82,997)	(8,956)	(10,326)	(92,016)	(91,748)	(22,628)	(24,533)
Contingent deferred sales charges (note 2)	(10,967)	(14,427)	(1,820)	(3,008)	(8,895)	(23,975)	(3,621)	(1,141)
Adjustments to maintain reserves	(41)	(1,037)	(87)	1,225	(81)	(914)	455	(5,324)

Net equity transactions	824,163	(830,050)	(3,731,283)	(3,880,655)	(2,775,844)	(3,794,493)	(7,827,207)	(8,074,216)

Net change in contract owners’ equity	(3,492,134)	5,607,480	(8,808,161)	(1,582,106)	(10,162,502)	(994,449)	(16,329,210)	(212,860)
Contract owners’ equity beginning of period	34,769,224	29,161,744	31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831

Contract owners’ equity end of period	$31,277,090	34,769,224	22,998,562	31,806,723	32,406,291	42,568,793	54,099,761	70,428,971

CHANGES IN UNITS:
Beginning units	1,227,824	1,265,979	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947
Units purchased	501,084	268,201	20,904	26,401	134,954	160,427	13,448	25,625
Units redeemed	(504,856)	(306,356)	(111,159)	(119,272)	(206,838)	(259,946)	(129,263)	(145,263)

Ending units	1,224,052	1,227,824	644,567	734,822	987,854	1,059,738	888,494	1,004,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCF2		MSBF		NVSTB2		NVOLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(672,233)	(666,458)	2,986,268	7,723,705	1,026,385	158,686	(2,230,873)	(3,056,389)
Realized gain (loss) on investments	926,773	1,932,693	1,002,293	1,219,592	(483,151)	(373,471)	12,723,825	6,966,638
Change in unrealized gain (loss) on investments	(17,073,544)	437,589	(13,464,332)	1,856,964	(1,590,281)	242,531	(51,686,756)	68,840,000
Reinvested capital gains	11,062,698	3,193,168	-	-	-	-	35,168,385	8,565,388

Net increase (decrease) in contract owners’ equity resulting from operations	(5,756,306)	4,896,992	(9,475,771)	10,800,261	(1,047,047)	27,746	(6,025,419)	81,315,637

Equity transactions:
Purchase payments received from contract owners (note 3)	1,328,192	2,310,736	10,527,790	13,860,113	6,681,290	9,006,339	4,342,458	3,272,507
Transfers between funds	(1,559,253)	(1,614,223)	11,336,763	19,810,299	27,406,828	7,176,392	(6,191,176)	(6,463,971)
Redemptions (note 3)	(4,670,099)	(3,896,371)	(21,046,643)	(16,810,428)	(11,302,919)	(10,728,040)	(40,926,873)	(37,198,504)
Annuity benefits	(4,357)	(4,438)	(2,010)	(1,701)	(5,080)	(5,286)	(73,645)	(76,159)
Contract maintenance charges (note 2)	(114,492)	(118,108)	(2,057,667)	(1,928,747)	(1,189,167)	(1,154,455)	(123,357)	(130,854)
Contingent deferred sales charges (note 2)	(9,065)	(7,847)	(70,721)	(78,747)	(49,974)	(54,183)	(3,490)	(6,895)
Adjustments to maintain reserves	(71)	(1,272)	6	(2,047)	22	(2,540)	(1,523)	128,446

Net equity transactions	(5,029,145)	(3,331,523)	(1,312,482)	14,848,742	21,541,000	4,238,227	(42,977,606)	(40,475,430)

Net change in contract owners’ equity	(10,785,451)	1,565,469	(10,788,253)	25,649,003	20,493,953	4,265,973	(49,003,025)	40,840,207
Contract owners’ equity beginning of period	46,140,584	44,575,115	244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815

Contract owners’ equity end of period	$35,355,133	46,140,584	233,968,525	244,756,778	160,933,701	140,439,748	327,755,997	376,759,022

CHANGES IN UNITS:
Beginning units	1,205,338	1,300,494	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566
Units purchased	81,087	153,256	2,839,000	3,143,919	4,961,211	3,142,917	207,414	172,502
Units redeemed	(209,385)	(248,412)	(3,002,714)	(2,288,717)	(2,773,499)	(2,747,657)	(1,534,365)	(1,666,053)

Ending units	1,077,040	1,205,338	14,307,465	14,471,179	15,840,601	13,652,889	11,104,064	12,431,015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVOLG2		NVTIV3		EIF		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,880,734)	(3,370,753)	815,950	912,410	48,187	17,975	476,909	2,738,437
Realized gain (loss) on investments	12,537,334	5,946,275	(186,177)	(1,387,498)	12,960	3,520	6,665,530	8,960,328
Change in unrealized gain (loss) on investments	(38,596,452)	50,495,293	(37,965,243)	40,349,225	(605,068)	52,321	(51,716,446)	14,406,705
Reinvested capital gains	25,233,914	6,339,638	2,154,399	-	271,617	-	23,152,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,705,938)	59,410,453	(35,181,071)	39,874,137	(272,304)	73,816	(21,421,100)	26,105,470

Equity transactions:
Purchase payments received from contract owners (note 3)	7,252,168	8,911,553	4,880,709	6,651,830	2,698,268	509,651	64,467,404	45,178,239
Transfers between funds	(26,081,798)	(7,005,795)	9,391,728	(11,993,909)	(198,660)	285,649	(8,067,877)	(10,313,264)
Redemptions (note 3)	(28,149,185)	(25,531,825)	(20,132,108)	(19,371,234)	(104,770)	(351)	(15,731,917)	(15,170,047)
Annuity benefits	(81,111)	(64,610)	(4,993)	(4,129)	-	-	(5,539)	(5,533)
Contract maintenance charges (note 2)	(608,075)	(634,056)	(1,860,473)	(1,890,325)	(5,578)	(373)	(1,501,006)	(969,245)
Contingent deferred sales charges (note 2)	(53,818)	(77,017)	(36,019)	(61,515)	-	-	(25,346)	(42,890)
Adjustments to maintain reserves	(322)	(2,374)	157	(3,303)	10	(7)	60	(2,323)

Net equity transactions	(47,722,141)	(24,404,124)	(7,760,999)	(26,672,585)	2,389,270	794,569	39,135,779	18,674,937

Net change in contract owners’ equity	(51,428,079)	35,006,329	(42,942,070)	13,201,552	2,116,966	868,385	17,714,679	44,780,407
Contract owners’ equity beginning of period	283,538,619	248,532,290	214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030

Contract owners’ equity end of period	$232,110,540	283,538,619	171,371,562	214,313,632	3,200,981	1,084,015	226,596,116	208,881,437

CHANGES IN UNITS:
Beginning units	9,719,315	10,651,011	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456
Units purchased	835,015	937,105	1,410,706	893,690	165,014	51,345	2,397,616	1,825,756
Units redeemed	(2,357,024)	(1,868,801)	(1,892,146)	(2,617,895)	(22,523)	(1,766)	(1,163,335)	(1,252,241)

Ending units	8,197,306	9,719,315	12,328,795	12,810,235	207,195	64,704	8,038,252	6,803,971

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		NVRE2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$203,975	381,358	(7,647)	338,898	1,747	(27,418)	44,378	49,905
Realized gain (loss) on investments	(3,215,420)	(3,058,004)	(4,987,974)	(5,747,339)	46,921	30,547	219,200	50,211
Change in unrealized gain (loss) on investments	755,114	4,347,221	278,460	7,982,970	(2,013,743)	751,543	(2,670,975)	741,508
Reinvested capital gains	-	762,632	-	1,546,375	554,519	141,849	577,002	92,335

Net increase (decrease) in contract owners’ equity resulting from operations	(2,256,331)	2,433,207	(4,717,161)	4,120,904	(1,410,556)	896,521	(1,830,395)	933,959

Equity transactions:
Purchase payments received from contract owners (note 3)	514,254	488,253	2,015,422	4,968,322	1,964,439	1,059,621	4,569,568	2,286,529
Transfers between funds	(1,307,193)	(2,168,167)	(4,241,581)	(2,348,467)	4,794,136	245,303	1,601,909	3,326,707
Redemptions (note 3)	(5,080,442)	(4,238,639)	(8,175,074)	(7,919,170)	(420,380)	(280,504)	(547,589)	(89,033)
Annuity benefits	(3,789)	(3,900)	(5,544)	(5,084)	-	-	-	-
Contract maintenance charges (note 2)	(12,220)	(14,667)	(3,892)	(4,821)	(559)	(360)	(711)	(260)
Contingent deferred sales charges (note 2)	(1,418)	(2,935)	(28,524)	(26,570)	(260)	(190)	(2,402)	(945)
Adjustments to maintain reserves	(9)	14	112	(1,218)	(36)	(64)	(10)	(168)

Net equity transactions	(5,890,817)	(5,940,041)	(10,439,081)	(5,337,008)	6,337,340	1,023,806	5,620,765	5,522,830

Net change in contract owners’ equity	(8,147,148)	(3,506,834)	(15,156,242)	(1,216,104)	4,926,784	1,920,327	3,790,370	6,456,789
Contract owners’ equity beginning of period	47,070,347	50,577,181	92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860

Contract owners’ equity end of period	$38,923,199	47,070,347	77,652,300	92,808,542	13,865,261	8,938,477	14,081,019	10,290,649

CHANGES IN UNITS:
Beginning units	3,139,271	3,544,959	6,517,308	6,892,130	696,475	612,499	740,582	320,782
Units purchased	76,251	80,460	421,196	943,806	542,271	118,497	555,743	473,161
Units redeemed	(477,592)	(486,148)	(1,160,516)	(1,318,628)	(38,487)	(34,521)	(151,633)	(53,361)

Ending units	2,737,930	3,139,271	5,777,988	6,517,308	1,200,259	696,475	1,144,692	740,582

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,732,770	1,968,565	3,432,691	1,228,440	3,357,264	2,351,263	1,771,643	1,308,925
Realized gain (loss) on investments	1,840,356	2,206,702	315,336	816,978	4,120,596	2,385,867	2,001,365	1,743,905
Change in unrealized gain (loss) on investments	(176,674,856)	119,777,312	(75,169,759)	48,184,895	(146,124,972)	116,160,409	(59,295,931)	43,109,598
Reinvested capital gains	62,158,081	45,837,542	22,513,944	18,193,860	60,778,730	9,757,265	23,208,772	4,064,369

Net increase (decrease) in contract owners’ equity resulting from operations	(106,943,649)	169,790,121	(48,907,788)	68,424,173	(77,868,382)	130,654,804	(32,314,151)	50,226,797

Equity transactions:
Purchase payments received from contract owners (note 3)	94,471,606	106,993,426	33,364,329	45,438,732	95,926,848	107,488,101	31,268,822	38,597,556
Transfers between funds	(11,903,524)	(23,603,202)	(10,688,461)	(20,229,901)	(4,720,276)	(15,997,901)	(6,893,305)	(8,134,831)
Redemptions (note 3)	(49,336,089)	(34,063,783)	(28,425,440)	(17,303,960)	(41,695,365)	(22,392,810)	(19,666,786)	(14,488,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,388,333)	(14,639,637)	(7,353,160)	(6,819,728)	(13,254,813)	(11,504,949)	(5,824,920)	(5,246,570)
Contingent deferred sales charges (note 2)	(648,986)	(572,612)	(407,624)	(362,771)	(637,583)	(415,571)	(237,076)	(248,755)
Adjustments to maintain reserves	(117)	(4,790)	59	(3,891)	139	(757)	43	(2,076)

Net equity transactions	16,194,557	34,109,402	(13,510,297)	718,481	35,618,950	57,176,113	(1,353,222)	10,477,154

Net change in contract owners’ equity	(90,749,092)	203,899,523	(62,418,085)	69,142,654	(42,249,432)	187,830,917	(33,667,373)	60,703,951
Contract owners’ equity beginning of period	1,251,039,482	1,047,139,959	593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316

Contract owners’ equity end of period	$1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342	427,640,894	461,308,267

CHANGES IN UNITS:
Beginning units	100,871,469	98,053,986	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776
Units purchased	11,272,860	11,599,739	3,416,921	4,526,035	10,351,247	10,727,761	3,416,985	4,085,277
Units redeemed	(10,085,542)	(8,782,256)	(4,593,403)	(4,506,925)	(7,516,915)	(5,866,854)	(3,569,389)	(3,166,188)

Ending units	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823	38,304,461	38,456,865

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX2		NVMGA2		AMTB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(421,887)	(412,086)	(371,563)	309,082	(1,201,840)	(188,243)	29,653	(31,715)
Realized gain (loss) on investments	(79,023)	(257,187)	10,859,386	5,816,443	1,150,403	503,612	(868,552)	(407,217)
Change in unrealized gain (loss) on investments	(24,049,202)	6,379,416	(76,513,657)	72,015,228	(33,537,835)	26,345,510	422,442	(39,934)
Reinvested capital gains	11,733,994	2,855,511	21,505,397	13,426,422	8,817,829	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,816,118)	8,565,654	(44,520,437)	91,567,175	(24,771,443)	26,660,879	(416,457)	(478,866)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,446,966	20,151,367	109,296,078	122,138,764	57,061,800	65,240,808	513,038	739,023
Transfers between funds	(3,716,116)	6,046,959	(12,274,129)	16,030,742	3,854,292	(8,292,458)	1,357,616	5,147,668
Redemptions (note 3)	(4,380,227)	(3,346,344)	(41,863,196)	(34,096,234)	(5,352,567)	(4,102,714)	(11,389,389)	(11,786,973)
Annuity benefits	(4,525)	(4,174)	(24,207)	(7,660)	-	-	(5,218)	(5,266)
Contract maintenance charges (note 2)	(130,053)	(111,575)	(578,911)	(465,582)	(2,559,111)	(1,735,345)	(492,159)	(511,049)
Contingent deferred sales charges (note 2)	(28,324)	(23,512)	(358,911)	(344,011)	(85,107)	(62,558)	(4,061)	(9,639)
Adjustments to maintain reserves	(55)	(872)	(117)	(2,416)	(3)	(366)	46	(990)

Net equity transactions	10,187,666	22,711,849	54,196,607	103,253,603	52,919,304	51,047,367	(10,020,127)	(6,427,226)

Net change in contract owners’ equity	(2,628,452)	31,277,503	9,676,170	194,820,778	28,147,861	77,708,246	(10,436,584)	(6,906,092)
Contract owners’ equity beginning of period	87,158,835	55,881,332	616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916

Contract owners’ equity end of period	$84,530,383	87,158,835	626,339,778	616,663,608	244,394,241	216,246,380	71,506,240	81,942,824

CHANGES IN UNITS:
Beginning units	5,388,295	3,887,870	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381
Units purchased	1,598,434	2,181,402	9,656,213	12,031,131	6,675,085	6,644,869	769,537	800,593
Units redeemed	(1,003,610)	(680,977)	(6,606,159)	(5,329,305)	(1,735,409)	(1,696,244)	(1,602,402)	(1,407,516)

Ending units	5,983,119	5,388,295	39,634,312	36,584,258	24,609,072	19,669,396	6,261,593	7,094,458

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AMGP		AMINS		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(2,481)	(816)	(197)	(188)	(46,002)	(42,627)
Realized gain (loss) on investments	-	-	21,217	2,147	740	211	132,759	25,949
Change in unrealized gain (loss) on investments	(2)	-	(45,513)	25,059	(2,062)	1,786	(518,774)	533,826
Reinvested capital gains	1	-	-	-	869	175	230,765	59,030

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	-	(26,777)	26,390	(650)	1,984	(201,252)	576,178

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10	-	54,823	2,228	-	25,827	30,932
Transfers between funds	-	-	(58,876)	80,614	-	-	(181,080)	618,911
Redemptions (note 3)	-	-	(55,920)	(9,329)	-	-	(427,606)	(338,443)
Annuity benefits	-	-	-	-	(3,824)	(3,375)	-	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	(1,042)	(1,050)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(179)	-
Adjustments to maintain reserves	1	(10)	32	(31)	(18)	3,113	43	(208)

Net equity transactions	1	-	(114,767)	126,077	(1,614)	(262)	(584,037)	310,142

Net change in contract owners’ equity	-	-	(141,544)	152,467	(2,264)	1,722	(785,289)	886,320
Contract owners’ equity beginning of period	-	-	248,183	95,716	14,613	12,891	3,318,695	2,432,375

Contract owners’ equity end of period	$-	-	106,639	248,183	12,349	14,613	2,533,406	3,318,695

CHANGES IN UNITS:
Beginning units	-	-	15,424	7,651	-	-	91,628	82,950
Units purchased	-	-	1,163	9,667	-	-	5,025	27,613
Units redeemed	-	-	(8,371)	(1,894)	-	-	(21,473)	(18,935)

Ending units	-	-	8,216	15,424	-	-	75,180	91,628

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMRS		AMSRS		OVIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(32)	(117)	-	-	(159,843)	(171,049)	(575,163)	(252,889)
Realized gain (loss) on investments	315	274	-	-	1,663,067	1,799,817	760,227	576,816
Change in unrealized gain (loss) on investments	(2,093)	1,012	-	-	(3,475,572)	699,387	(13,708,613)	9,868,542
Reinvested capital gains	1,483	381	-	-	895,544	700,941	1,042,662	-

Net increase (decrease) in contract owners’ equity resulting from operations	(327)	1,550	-	-	(1,076,804)	3,029,096	(12,480,887)	10,192,469

Equity transactions:
Purchase payments received from contract owners (note 3)	(217)	-	(1)	-	134,909	175,325	7,989,976	9,144,360
Transfers between funds	14	-	-	-	(320,532)	(982,653)	(1,373,075)	5,176,296
Redemptions (note 3)	295	-	-	-	(3,180,174)	(2,346,554)	(3,279,882)	(2,207,002)
Annuity benefits	(956)	(921)	-	-	(24,923)	(23,127)	-	-
Contract maintenance charges (note 2)	1	-	1	-	(3,187)	(3,715)	(239,721)	(212,843)
Contingent deferred sales charges (note 2)	-	-	-	-	(764)	(428)	(29,889)	(22,530)
Adjustments to maintain reserves	(6)	107	-	-	40	(404)	(57)	(551)

Net equity transactions	(869)	(814)	-	-	(3,394,631)	(3,181,556)	3,067,352	11,877,730

Net change in contract owners’ equity	(1,196)	736	-	-	(4,471,435)	(152,460)	(9,413,535)	22,070,199
Contract owners’ equity beginning of period	14,574	13,838	-	-	19,170,617	19,323,077	56,888,078	34,817,879

Contract owners’ equity end of period	$13,378	14,574	-	-	14,699,182	19,170,617	47,474,543	56,888,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,643	731,358	5,217,271	3,977,900
Units purchased	(6)	-	-	-	8,955	24,243	2,039,466	2,440,543
Units redeemed	6	-	-	-	(116,650)	(134,958)	(1,761,139)	(1,201,172)

Ending units	-	-	-	-	512,948	620,643	5,495,598	5,217,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVMS		OVB		OVGS		OVGSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$160,919	179,975	348,925	212,748	(496,745)	(561,728)	(979,372)	(920,751)
Realized gain (loss) on investments	(137,327)	(152,876)	(318,003)	(834,800)	7,482,747	4,039,985	1,714,385	319,734
Change in unrealized gain (loss) on investments	(2,290,706)	2,149,575	(477,006)	1,255,050	(36,459,368)	37,978,605	(27,661,506)	33,761,052
Reinvested capital gains	601,271	-	-	-	10,059,693	-	8,801,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,665,843)	2,176,674	(446,084)	632,998	(19,413,673)	41,456,862	(18,125,379)	33,160,035

Equity transactions:
Purchase payments received from contract owners (note 3)	138,668	208,304	186,567	255,551	1,696,885	1,358,176	7,690,165	7,206,608
Transfers between funds	(401,456)	(109,342)	(398,950)	(269,009)	(1,050,648)	(1,579,526)	(3,763,801)	215,378
Redemptions (note 3)	(3,161,427)	(3,759,978)	(1,934,086)	(2,229,734)	(16,410,758)	(14,665,738)	(9,289,327)	(9,724,416)
Annuity benefits	(7,772)	(7,989)	(4,269)	(7,682)	(16,774)	(19,807)	(28,988)	(24,203)
Contract maintenance charges (note 2)	(10,550)	(12,390)	(6,383)	(7,726)	(39,916)	(42,719)	(4,683)	(5,257)
Contingent deferred sales charges (note 2)	(174)	(111)	(147)	(372)	(3,660)	(1,856)	(16,437)	(19,408)
Adjustments to maintain reserves	(95)	370	366	(9,968)	44	(11,371)	14	(1,259)

Net equity transactions	(3,442,806)	(3,681,136)	(2,156,902)	(2,268,940)	(15,824,827)	(14,962,841)	(5,413,057)	(2,352,557)

Net change in contract owners’ equity	(5,108,649)	(1,504,462)	(2,602,986)	(1,635,942)	(35,238,500)	26,494,021	(23,538,436)	30,807,478
Contract owners’ equity beginning of period	27,991,503	29,495,965	18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078

Contract owners’ equity end of period	$22,882,854	27,991,503	16,281,666	18,884,652	116,165,759	151,404,259	105,540,120	129,078,556

CHANGES IN UNITS:
Beginning units	809,186	916,811	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606
Units purchased	8,821	15,272	19,314	24,460	60,087	53,323	443,100	594,832
Units redeemed	(111,152)	(122,897)	(122,783)	(134,427)	(257,845)	(273,720)	(586,602)	(638,578)

Ending units	706,855	809,186	792,366	895,835	1,827,157	2,024,915	3,193,358	3,336,860

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIG		OVGI		OVGIS		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,847	7,067	(14,551)	(4,604)	(1,216,967)	(1,036,994)	(71,430)	(32,723)
Realized gain (loss) on investments	6,579	5,639	530,320	830,392	14,152,486	18,097,169	(15,876)	(124,306)
Change in unrealized gain (loss) on investments	(334,017)	171,863	(2,529,743)	762,963	(46,764,919)	7,678,236	(1,499,692)	634,448
Reinvested capital gains	26,767	-	1,019,044	211,724	17,245,711	3,455,936	865,361	388,436

Net increase (decrease) in contract owners’ equity resulting from operations	(294,824)	184,569	(994,930)	1,800,475	(16,583,689)	28,194,347	(721,637)	865,855

Equity transactions:
Purchase payments received from contract owners (note 3)	474,053	593,709	608,804	444,132	5,835,507	7,123,445	79,127	179,046
Transfers between funds	17,908	(150,298)	(543,012)	(149,602)	(9,347,181)	(12,406,042)	(300,991)	(305,856)
Redemptions (note 3)	(76,061)	(24,626)	(1,398,022)	(2,104,009)	(20,567,872)	(20,718,292)	(634,669)	(1,058,181)
Annuity benefits	-	-	(3,677)	(3,462)	(8,520)	(7,629)	(798)	(749)
Contract maintenance charges (note 2)	(2,099)	(663)	(6,659)	(6,337)	(1,102,738)	(1,120,037)	(1,423)	(1,748)
Contingent deferred sales charges (note 2)	-	-	(2,362)	(1,840)	(37,701)	(49,506)	(875)	(1,501)
Adjustments to maintain reserves	(21)	(21)	(19)	(139)	135	(1,448)	(6)	(15)

Net equity transactions	413,780	418,101	(1,344,947)	(1,821,257)	(25,228,370)	(27,179,509)	(859,635)	(1,189,004)

Net change in contract owners’ equity	118,956	602,670	(2,339,877)	(20,782)	(41,812,059)	1,014,838	(1,581,272)	(323,149)
Contract owners’ equity beginning of period	1,189,825	587,155	12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405

Contract owners’ equity end of period	$1,308,781	1,189,825	9,995,558	12,335,435	161,824,893	203,636,952	5,425,984	7,007,256

CHANGES IN UNITS:
Beginning units	88,438	54,895	637,656	735,994	6,939,343	7,923,779	337,046	397,141
Units purchased	51,192	50,591	40,703	34,260	445,849	590,097	45,468	46,511
Units redeemed	(18,330)	(17,048)	(109,120)	(132,598)	(1,290,462)	(1,574,533)	(87,619)	(106,606)

Ending units	121,300	88,438	569,239	637,656	6,094,730	6,939,343	294,895	337,046

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSCS		OVAG		OVSB		OVSBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,571,298)	(914,044)	(142,437)	(124,931)	61,368	19,731	222,617	41,386
Realized gain (loss) on investments	(1,245,031)	2,644,829	580,409	575,373	(44,845)	(27,469)	(148,547)	(180,139)
Change in unrealized gain (loss) on investments	(22,354,105)	4,278,637	(2,599,000)	897,749	(110,652)	97,107	(515,221)	501,230
Reinvested capital gains	13,175,756	5,338,915	1,500,650	961,870	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,994,678)	11,348,337	(660,378)	2,310,061	(94,129)	89,369	(441,151)	362,477

Equity transactions:
Purchase payments received from contract owners (note 3)	5,740,525	6,796,899	220,764	228,495	83,835	101,392	75,235	13,886
Transfers between funds	(2,042,537)	(4,132,249)	(157,969)	432,046	(105,695)	(23,629)	(258,510)	13,345
Redemptions (note 3)	(8,452,026)	(6,786,445)	(1,000,425)	(1,328,446)	(228,412)	(236,173)	(1,017,663)	(703,307)
Annuity benefits	(16,190)	(14,981)	(150)	(132)	-	-	(115)	(120)
Contract maintenance charges (note 2)	(403,950)	(392,368)	(4,363)	(4,690)	(345)	(325)	(402)	(515)
Contingent deferred sales charges (note 2)	(29,614)	(25,945)	(1,698)	(1,684)	(1,227)	(1,342)	(285)	(771)
Adjustments to maintain reserves	(44)	(1,298)	7	(122)	1	(51)	43	(251)

Net equity transactions	(5,203,836)	(4,556,387)	(943,834)	(674,533)	(251,843)	(160,128)	(1,201,697)	(677,733)

Net change in contract owners’ equity	(17,198,514)	6,791,950	(1,604,212)	1,635,528	(345,972)	(70,759)	(1,642,848)	(315,256)
Contract owners’ equity beginning of period	102,659,351	95,867,401	10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547

Contract owners’ equity end of period	$85,460,837	102,659,351	8,978,421	10,582,633	1,425,090	1,771,062	6,361,443	8,004,291

CHANGES IN UNITS:
Beginning units	2,482,580	2,592,935	908,156	975,796	163,993	178,847	756,811	821,814
Units purchased	428,624	359,313	63,858	96,914	15,646	21,368	31,587	69,770
Units redeemed	(566,299)	(469,668)	(140,597)	(164,554)	(39,729)	(36,222)	(148,611)	(134,773)

Ending units	2,344,905	2,482,580	831,417	908,156	139,910	163,993	639,787	756,811

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$43	-	621,870	1,316,647	578,166	(21,802)	1,180,146	(1,128,914)
Realized gain (loss) on investments	-	-	(613,986)	(497,387)	47,579	(291,357)	(1,124,689)	(1,160,077)
Change in unrealized gain (loss) on investments	20	-	(3,191,333)	4,150,015	(1,910,176)	1,832,915	(5,292,706)	1,178,495
Reinvested capital gains	39	-	-	-	231,073	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102	-	(3,183,449)	4,969,275	(1,053,358)	1,519,756	(5,237,249)	(1,110,496)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,943	-	2,166,602	3,643,586	779,600	691,756	12,969,562	17,816,505
Transfers between funds	-	-	(2,002,183)	(2,006,853)	1,281,682	(1,038,342)	15,776,167	13,032,953
Redemptions (note 3)	-	-	(3,719,107)	(2,962,769)	(2,223,504)	(2,046,896)	(35,696,512)	(32,730,400)
Annuity benefits	-	-	(3,422)	(3,480)	-	-	(2,321)	(1,922)
Contract maintenance charges (note 2)	-	-	(1,227)	(1,450)	(875)	(909)	(3,899,177)	(3,761,186)
Contingent deferred sales charges (note 2)	-	-	(6,988)	(4,980)	(3,760)	(11,056)	(140,108)	(160,974)
Adjustments to maintain reserves	(2)	-	(40)	(495)	(510)	1,150	(22,908)	17,813

Net equity transactions	16,941	-	(3,566,365)	(1,336,441)	(167,367)	(2,404,297)	(11,015,297)	(5,787,211)

Net change in contract owners’ equity	17,043	-	(6,749,814)	3,632,834	(1,220,725)	(884,541)	(16,252,546)	(6,897,707)
Contract owners’ equity beginning of period	-	-	47,448,514	43,815,680	17,756,763	18,641,304	411,677,585	418,575,292

Contract owners’ equity end of period	$17,043	-	40,698,700	47,448,514	16,536,038	17,756,763	395,425,039	411,677,585

CHANGES IN UNITS:
Beginning units	-	-	4,156,552	4,281,948	1,504,589	1,723,219	36,607,998	37,135,940
Units purchased	1,696	-	306,674	609,254	411,055	242,575	5,220,215	5,619,892
Units redeemed	-	-	(630,600)	(734,650)	(431,675)	(461,205)	(6,232,597)	(6,147,834)

Ending units	1,696	-	3,832,626	4,156,552	1,483,969	1,504,589	35,595,616	36,607,998

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVTRD		PMVRSD		PMVEBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,155,043	1,272,327	1,938	9,142	293,575	325,264	8,358	7,362
Realized gain (loss) on investments	(2,157,415)	(1,128,989)	(25,730)	(1,476)	(6,415)	5,961	439	11,381
Change in unrealized gain (loss) on investments	(13,003,347)	10,516,009	4,251	(5,744)	(1,119,713)	357,795	(14,691)	(6,966)
Reinvested capital gains	4,296,128	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,709,591)	10,659,347	(19,541)	1,922	(832,553)	689,020	(5,894)	11,777

Equity transactions:
Purchase payments received from contract owners (note 3)	21,359,313	24,982,231	49,574	14,911	1,495,748	2,219,663	113,006	15,459
Transfers between funds	25,696,627	17,179,938	23,536	5,652	(1,156,461)	2,363,044	5,623	15,597
Redemptions (note 3)	(24,212,432)	(22,052,218)	(31,838)	(1,951)	(950,278)	(724,459)	(14,669)	(240,390)
Annuity benefits	(1,347)	(1,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,507,624)	(2,299,274)	-	-	(365)	(555)	-	-
Contingent deferred sales charges (note 2)	(124,064)	(151,879)	-	-	(4,648)	(3,257)	-	-
Adjustments to maintain reserves	(14,150)	18,075	(6)	(3)	156	409	(30)	71

Net equity transactions	20,196,323	17,675,327	41,266	18,609	(615,848)	3,854,845	103,930	(209,263)

Net change in contract owners’ equity	12,486,732	28,334,674	21,725	20,531	(1,448,401)	4,543,865	98,036	(197,486)
Contract owners’ equity beginning of period	354,172,756	325,838,082	95,488	74,957	12,388,382	7,844,517	136,781	334,267

Contract owners’ equity end of period	$366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382	234,817	136,781

CHANGES IN UNITS:
Beginning units	32,295,222	30,683,591	15,330	12,213	1,173,838	804,800	11,334	29,352
Units purchased	6,189,888	5,845,486	12,176	3,495	375,041	585,159	10,329	3,442
Units redeemed	(4,321,193)	(4,233,855)	(5,458)	(378)	(441,423)	(216,121)	(1,540)	(21,460)

Ending units	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838	20,123	11,334

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHA		PMVRA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$549	-	228,092	19,466	3,385	5,827	3,844	2,923
Realized gain (loss) on investments	(2)	-	27,588	29,137	55	770	(686)	(4,247)
Change in unrealized gain (loss) on investments	(601)	-	(425,338)	76,351	(346)	(3,657)	(8,720)	6,441
Reinvested capital gains	-	-	61,212	-	1,418	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54)	-	(108,446)	124,954	4,512	2,940	(5,562)	5,117

Equity transactions:
Purchase payments received from contract owners (note 3)	54,380	-	10,139,177	8,769,278	190,493	7,512	50,118	71,822
Transfers between funds	(306)	-	18,245,355	7,687,918	300,215	3,327	37,482	237
Redemptions (note 3)	-	-	(3,332,704)	(1,337,087)	(1,402)	(529)	(15,030)	(62,348)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(248,961)	(89,820)	-	-	(951)	(426)
Contingent deferred sales charges (note 2)	-	-	(25,832)	(14,986)	-	-	-	-
Adjustments to maintain reserves	12	-	(2,555)	(288)	(42)	(8)	(29)	8

Net equity transactions	54,086	-	24,774,480	15,015,015	489,264	10,302	71,590	9,293

Net change in contract owners’ equity	54,032	-	24,666,034	15,139,969	493,776	13,242	66,028	14,410
Contract owners’ equity beginning of period	-	-	24,681,162	9,541,193	135,131	121,889	173,164	158,754

Contract owners’ equity end of period	$54,032	-	49,347,196	24,681,162	628,907	135,131	239,192	173,164

CHANGES IN UNITS:
Beginning units	-	-	2,423,474	944,987	11,528	10,635	18,070	17,059
Units purchased	5,408	-	3,540,222	2,230,937	41,670	2,694	9,385	8,755
Units redeemed	(31)	-	(1,117,568)	(752,450)	(291)	(1,801)	(1,804)	(7,744)

Ending units	5,377	-	4,846,128	2,423,474	52,907	11,528	25,651	18,070

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVSSCS		GVGMNS		GVSIA		GVMSAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	126	(92,856)	(128,315)	7	26	8,261	-
Realized gain (loss) on investments	6,749	815	100,624	37,273	(485)	(1)	(23)	-
Change in unrealized gain (loss) on investments	(238,281)	(26,229)	(867,957)	845,169	500	(272)	(23,081)	-
Reinvested capital gains	122,204	62,884	187,052	256,448	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,267)	37,596	(673,137)	1,010,575	22	(247)	(14,843)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	115,835	181,416	549,220	1,175,926	-	-	379,442	-
Transfers between funds	280,065	182,750	2,182,867	44,154	(12,941)	5,551	66,924	-
Redemptions (note 3)	(154,700)	(5,510)	(643,013)	(628,877)	(2)	-	(330)	-
Annuity benefits	-	-	(1,679)	(1,659)	-	-	-	-
Contract maintenance charges (note 2)	(496)	(81)	(345)	(425)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,354)	(4,336)	-	-	-	-
Adjustments to maintain reserves	3	(10)	18	(357)	2	1	(6)	-

Net equity transactions	240,707	358,565	2,080,714	584,426	(12,941)	5,552	446,030	-

Net change in contract owners’ equity	130,440	396,161	1,407,577	1,595,001	(12,919)	5,305	431,187	-
Contract owners’ equity beginning of period	595,327	199,166	10,335,754	8,740,753	12,919	7,614	-	-

Contract owners’ equity end of period	$725,767	595,327	11,743,331	10,335,754	-	12,919	431,187	-

CHANGES IN UNITS:
Beginning units	34,198	12,674	837,816	788,900	1,343	770	-	-
Units purchased	23,441	22,530	269,929	145,008	-	573	45,950	-
Units redeemed	(11,686)	(1,006)	(94,594)	(96,092)	(1,343)	-	(35)	-

Ending units	45,953	34,198	1,013,151	837,816	-	1,343	45,915	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		ROCSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(18,770)	(16,222)	(33,981)	(18,086)	(24,120)	2,090	591	1,982
Realized gain (loss) on investments	44,264	9,780	360,314	44,927	75,265	78,678	(52,580)	(15,820)
Change in unrealized gain (loss) on investments	(378,677)	193,373	(448,550)	284,232	(1,648,503)	546,077	35,158	34,099
Reinvested capital gains	97,324	-	115,253	15,659	-	-	3,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,859)	186,931	(6,964)	326,732	(1,597,358)	626,845	(13,503)	20,261

Equity transactions:
Purchase payments received from contract owners (note 3)	43,808	4,516	134,358	1,623	2,738,263	2,278,219	-	14,911
Transfers between funds	755,098	1,839,350	714,386	433,017	1,136,085	569,217	(18,440)	5,576
Redemptions (note 3)	(247,352)	(150,344)	(340,631)	(119,844)	(311,262)	(89,758)	(111,982)	(583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(233)	(146)	(120)	(149)	(15,571)	(5,772)	(45)	(168)
Contingent deferred sales charges (note 2)	(2)	-	(733)	(13)	(3,305)	(181)	-	-
Adjustments to maintain reserves	12	16,019	(11)	(89)	20	(137)	(11)	-

Net equity transactions	551,331	1,709,395	507,249	314,545	3,544,230	2,751,588	(130,478)	19,736

Net change in contract owners’ equity	295,472	1,896,326	500,285	641,277	1,946,872	3,378,433	(143,981)	39,997
Contract owners’ equity beginning of period	1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

Contract owners’ equity end of period	$2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087	235,295	379,276

CHANGES IN UNITS:
Beginning units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702
Units purchased	97,067	184,224	156,041	53,574	207,189	171,083	113	3,406
Units redeemed	(49,679)	(15,690)	(120,224)	(27,651)	(32,627)	(29,460)	(8,538)	(1,799)

Ending units	215,922	168,534	160,245	124,428	412,873	238,311	17,884	26,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RSRF		RVARS		(Obsolete & Unaudited) TRBCG2		(Obsolete & Unaudited) TREI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13)	-	(255,873)	(267,963)	-	-	-	-
Realized gain (loss) on investments	(4)	-	79,142	104,753	-	91	-	(2)
Change in unrealized gain (loss) on investments	(1,169)	-	(897,021)	480,585	-	(12)	-	3
Reinvested capital gains	785	-	-	-	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401)	-	(1,073,752)	317,375	-	83	-	1

Equity transactions:
Purchase payments received from contract owners (note 3)	5,646	-	713,819	1,009,249	-	-	-	-
Transfers between funds	(10)	-	(335,654)	(95,296)	-	-	-	-
Redemptions (note 3)	-	-	(959,680)	(925,631)	-	-	-	-
Annuity benefits	-	-	(2,470)	(2,193)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(271)	(390)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4,859)	(6,324)	-	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(298)	-	(83)	-	(1)

Net equity transactions	5,634	-	(589,124)	(20,883)	-	(83)	-	(1)

Net change in contract owners’ equity	5,233	-	(1,662,876)	296,492	-	-	-	-
Contract owners’ equity beginning of period	-	-	16,305,838	16,009,346	-	-	-	-

Contract owners’ equity end of period	$5,233	-	14,642,962	16,305,838	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	1,600,038	1,602,954	-	-	-	-
Units purchased	566	-	168,992	233,367	-	-	-	-
Units redeemed	(1)	-	(229,199)	(236,283)	-	-	-	-

Ending units	565	-	1,539,831	1,600,038	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,260,349)	(3,830,082)	(496,855)	(539,452)	436,579	76,006	(179,730)	(168,681)
Realized gain (loss) on investments	7,888,829	8,672,366	434,173	2,652,627	(374,611)	(384,033)	349,493	425,490
Change in unrealized gain (loss) on investments	(19,796,670)	37,018,840	(9,898,443)	(4,423,588)	(588,261)	1,091,016	(4,778,803)	6,909,610
Reinvested capital gains	14,761,415	10,590,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,406,775)	52,451,252	(9,961,125)	(2,310,413)	(526,293)	782,989	(4,609,040)	7,166,419

Equity transactions:
Purchase payments received from contract owners (note 3)	18,710,755	19,036,845	2,193,273	3,091,865	63,428	74,926	303,799	148,298
Transfers between funds	(5,772,805)	(9,266,457)	3,118,262	(7,745,840)	64,180	(2,384)	(1,772,227)	2,321,184
Redemptions (note 3)	(23,318,426)	(19,723,959)	(3,352,377)	(4,118,106)	(686,611)	(868,794)	(1,595,566)	(3,780,615)
Annuity benefits	(3,245)	(2,823)	(1,716)	(1,620)	(3,631)	(3,703)	(2,352)	(2,306)
Contract maintenance charges (note 2)	(15,040)	(15,882)	(2,297)	(2,540)	(2,652)	(2,970)	(5,602)	(6,174)
Contingent deferred sales charges (note 2)	(95,720)	(67,000)	(24,887)	(32,276)	(68)	(507)	(60)	(76)
Adjustments to maintain reserves	(368)	(1,114)	9	(571)	(5)	734	37	496

Net equity transactions	(10,494,849)	(10,040,390)	1,930,267	(8,809,088)	(565,359)	(802,698)	(3,071,971)	(1,319,193)

Net change in contract owners’ equity	(11,901,624)	42,410,862	(8,030,858)	(11,119,501)	(1,091,652)	(19,709)	(7,681,011)	5,847,226
Contract owners’ equity beginning of period	255,724,793	213,313,931	32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638

Contract owners’ equity end of period	$243,823,169	255,724,793	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864

CHANGES IN UNITS:
Beginning units	7,441,709	7,778,961	4,333,652	5,646,906	311,850	344,888	650,129	699,218
Units purchased	1,162,484	1,681,793	1,588,657	2,129,530	13,054	15,424	46,201	204,695
Units redeemed	(1,462,658)	(2,019,045)	(1,310,751)	(3,442,784)	(36,762)	(48,462)	(150,261)	(253,784)

Ending units	7,141,535	7,441,709	4,611,558	4,333,652	288,142	311,850	546,069	650,129

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(214,822)	(253,020)	81,390	4,704	7,793	803	26,760	(136)
Realized gain (loss) on investments	(925,025)	(1,089,868)	25,355	(11,652)	20,140	(7,633)	21,842	(1,273)
Change in unrealized gain (loss) on investments	(3,427,937)	509,124	(795,877)	1,196,095	(130,052)	179,561	(452,548)	567,765
Reinvested capital gains	-	-	293,958	316,533	50,555	46,122	163,461	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	(4,567,784)	(833,764)	(395,174)	1,505,680	(51,564)	218,853	(240,485)	719,730

Equity transactions:
Purchase payments received from contract owners (note 3)	15,229	37,203	74,658	83,524	-	(40,650)	28,992	50,172
Transfers between funds	(630,224)	(789,978)	(80,100)	(57,741)	(631)	240,876	504,721	(207,826)
Redemptions (note 3)	(1,949,372)	(1,964,749)	(2,205,407)	(2,223,754)	(380,499)	(251,552)	(566,117)	(1,663,207)
Annuity benefits	(4,037)	(3,306)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,193)	(7,516)	(84,658)	(93,769)	(17,130)	(16,038)	(47,757)	(52,136)
Contingent deferred sales charges (note 2)	(287)	(244)	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(954)	(9)	(3)	6	(12)	3	(16)

Net equity transactions	(2,574,907)	(2,729,544)	(2,295,516)	(2,291,743)	(398,254)	(67,376)	(80,158)	(1,873,013)

Net change in contract owners’ equity	(7,142,691)	(3,563,308)	(2,690,690)	(786,063)	(449,818)	151,477	(320,643)	(1,153,283)
Contract owners’ equity beginning of period	17,858,642	21,421,950	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

Contract owners’ equity end of period	$10,715,951	17,858,642	7,577,401	10,268,091	1,619,392	2,069,210	5,159,747	5,480,390

CHANGES IN UNITS:
Beginning units	822,612	968,351	789,280	978,660	170,612	176,118	434,074	594,742
Units purchased	5,156	2,510	5,871	7,134	325	17,714	40,929	4,632
Units redeemed	(137,821)	(148,249)	(180,801)	(196,514)	(32,829)	(23,220)	(47,262)	(165,300)

Ending units	689,947	822,612	614,350	789,280	138,108	170,612	427,741	434,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRENG		WRHIP		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$122,217	(257,851)	(3)	-	4,217,937	5,203,044	(1,567,337)	(1,169,705)
Realized gain (loss) on investments	(7,524,308)	(8,568,751)	(1)	-	(1,097,886)	(4,571,604)	5,039,455	594,763
Change in unrealized gain (loss) on investments	(9,570,805)	35,405,323	(1,228)	-	(6,155,057)	4,411,584	(9,582,595)	14,491,094
Reinvested capital gains	6,396,890	-	-	-	-	-	4,343,117	2,114,920

Net increase (decrease) in contract owners’ equity resulting from operations	(10,576,006)	26,578,721	(1,232)	-	(3,035,006)	5,043,024	(1,767,360)	16,031,072

Equity transactions:
Purchase payments received from contract owners (note 3)	1,775,918	3,105,390	3,575	-	1,504,914	4,662,187	10,295,153	5,856,216
Transfers between funds	(7,317,215)	(17,891,610)	-	-	(3,313,337)	(1,100,849)	6,432,941	(1,639,400)
Redemptions (note 3)	(16,603,022)	(12,536,914)	-	-	(8,607,808)	(10,034,144)	(6,528,479)	(3,878,405)
Annuity benefits	(11,323)	(10,747)	-	-	(14,343)	(1,528)	-	-
Contract maintenance charges (note 2)	(6,223)	(7,291)	-	-	(3,098)	(3,999)	(304,430)	(255,357)
Contingent deferred sales charges (note 2)	(137,501)	(56,082)	-	-	(20,212)	(25,163)	(37,884)	(23,416)
Adjustments to maintain reserves	39	(1,204)	-	-	98	(698)	(47)	(886)

Net equity transactions	(22,299,327)	(27,398,458)	3,575	-	(10,453,786)	(6,504,194)	9,857,254	58,752

Net change in contract owners’ equity	(32,875,333)	(819,737)	2,343	-	(13,488,792)	(1,461,170)	8,089,894	16,089,824
Contract owners’ equity beginning of period	176,497,202	177,316,939	-	-	92,644,555	94,105,725	81,261,860	65,172,036

Contract owners’ equity end of period	$143,621,869	176,497,202	2,343	-	79,155,763	92,644,555	89,351,754	81,261,860

CHANGES IN UNITS:
Beginning units	11,348,594	13,254,020	-	-	7,155,562	7,643,664	4,933,082	4,939,721
Units purchased	308,291	589,980	372	-	785,301	3,969,751	2,660,600	682,872
Units redeemed	(1,724,055)	(2,495,406)	-	-	(1,604,346)	(4,457,853)	(2,083,478)	(689,511)

Ending units	9,932,830	11,348,594	372	-	6,336,517	7,155,562	5,510,204	4,933,082

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPAP		WRPCP		WRPMP		WRPMAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$291	-	8,863	10,794	260,117	108,387	650,976	229,115
Realized gain (loss) on investments	(15)	(6,256)	9,672	(224,943)	(81,437)	(5,424)	201,795	154,405
Change in unrealized gain (loss) on investments	(2,801)	9,242	(87,365)	316,369	(2,336,047)	2,205,496	(5,387,007)	4,185,923
Reinvested capital gains	1,139	555	44,318	110,252	1,184,757	1,612,031	2,340,445	3,133,677

Net increase (decrease) in contract owners’ equity resulting from operations	(1,386)	3,541	(24,512)	212,472	(972,610)	3,920,490	(2,193,791)	7,703,120

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	336,546	369,407	154,801	1,037,801	763,198
Transfers between funds	12,573	(41,950)	(170,204)	(123,090)	(263,152)	(46,902)	413,248	(739,152)
Redemptions (note 3)	-	-	(318,078)	(1,498,942)	(3,741,192)	(5,411,570)	(5,720,629)	(8,405,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,141)	(20,473)	(176,658)	(195,230)	(304,218)	(333,697)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(4)	(10)	(13)	14	(20)	1	(54)

Net equity transactions	12,577	(41,954)	(500,433)	(1,305,972)	(3,811,581)	(5,498,921)	(4,573,797)	(8,715,052)

Net change in contract owners’ equity	11,191	(38,413)	(524,945)	(1,093,500)	(4,784,191)	(1,578,431)	(6,767,588)	(1,011,932)
Contract owners’ equity beginning of period	8,833	47,246	1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778

Contract owners’ equity end of period	$20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778	43,489,258	50,256,846

CHANGES IN UNITS:
Beginning units	584	3,698	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597
Units purchased	814	8	15,489	29,482	20,666	29,692	88,990	70,526
Units redeemed	(16)	(3,122)	(47,547)	(119,370)	(232,499)	(355,220)	(323,500)	(564,809)

Ending units	1,382	584	85,500	117,558	1,360,385	1,572,218	2,422,804	2,657,314

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMCP		SVDF		SVOF		WFVSCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$50,321	27,743	(623)	(571)	(3,126)	(1,657)	(1,602,575)	(1,278,557)
Realized gain (loss) on investments	(49,633)	(45,087)	1,609	1,027	13,859	22,268	2,311,105	(513,503)
Change in unrealized gain (loss) on investments	(351,321)	479,389	(9,607)	6,955	(58,476)	6,122	(11,353,181)	16,247,830
Reinvested capital gains	228,578	315,145	5,250	2,066	26,251	23,668	9,804,002	2,229,287

Net increase (decrease) in contract owners’ equity resulting from operations	(122,055)	777,190	(3,371)	9,477	(21,492)	50,401	(840,649)	16,685,057

Equity transactions:
Purchase payments received from contract owners (note 3)	-	184,166	232	-	2,795	(12)	8,414,130	7,606,910
Transfers between funds	(201,109)	(214,530)	4	-	18	-	69,404	(836,671)
Redemptions (note 3)	(1,491,017)	(796,161)	-	-	(656)	12	(6,086,351)	(6,802,206)
Annuity benefits	-	-	(2,710)	(2,158)	(28,543)	(27,672)	(179)	-
Contract maintenance charges (note 2)	(39,132)	(45,124)	(15)	-	(10)	-	(276,831)	(265,724)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(26,642)	(46,257)
Adjustments to maintain reserves	(12)	8	(20)	237	482	(1,511)	183	(1,162)

Net equity transactions	(1,731,270)	(871,641)	(2,509)	(1,921)	(25,914)	(29,183)	2,093,714	(345,110)

Net change in contract owners’ equity	(1,853,325)	(94,451)	(5,880)	7,556	(47,406)	21,218	1,253,065	16,339,947
Contract owners’ equity beginning of period	6,562,108	6,656,559	44,246	36,690	278,164	256,946	84,900,413	68,560,466

Contract owners’ equity end of period	$4,708,783	6,562,108	38,366	44,246	230,758	278,164	86,153,478	84,900,413

CHANGES IN UNITS:
Beginning units	395,400	450,483	-	-	-	-	2,937,303	2,939,252
Units purchased	11	11,643	-	-	-	-	1,402,958	1,121,454
Units redeemed	(102,721)	(66,726)	-	-	-	-	(1,356,907)	(1,123,403)

Ending units	292,690	395,400	-	-	-	-	2,983,354	2,937,303

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFVOG2		(Obsolete & Unaudited) OVGS3		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) FTVGI3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(345)	(276)	-	-	-	-	-	-
Realized gain (loss) on investments	22	(24)	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	(2,413)	5,111	-	-	-	-	-	-
Reinvested capital gains	2,480	595	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(256)	5,406	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	1	-	-	-	7	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(3)	(1)	-	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(6)	-	-	-	-	-	-

Net equity transactions	(3)	(9)	-	-	-	-	-	-

Net change in contract owners’ equity	(259)	5,397	-	-	-	-	-	-
Contract owners’ equity beginning of period	21,922	16,525	-	-	-	-	-	-

Contract owners’ equity end of period	$21,663	21,922	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	850	850	-	-	-	-	-	-
Units purchased	-	-	-	-	1	-	-	-
Units redeemed	-	-	-	-	-	-	-	-

Ending units	850	850	-	-	1	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) VWEMR		(Obsolete & Unaudited) VWHAR		(Obsolete & Unaudited) GVGU
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(119)	-	(1)	-	-	-	(1)	-
Transfers between funds	120	-	7	-	5	-	3	-
Redemptions (note 3)	-	-	-	-	-	-	(1,610)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(6)	-	(4)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	(1)	-	1,610	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(9)	-	-	-	-	-	-	-
Units redeemed	9	-	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) GVGFS		(Obsolete & Unaudited) GGTC3		(Obsolete & Unaudited) JPMCVP		(Obsolete & Unaudited) WSCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	228	-
Transfers between funds	-	-	-	-	1	-	(226)	-
Redemptions (note 3)	(1,496)	-	(116)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,496	-	116	-	-	-	-	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	16	-
Units redeemed	-	-	-	-	-	-	(16)	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AVBV2		(Obsolete & Unaudited) OVCAFS		(Obsolete & Unaudited) OVGR		PVGIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	26,244
Realized gain (loss) on investments	-	-	-	-	-	-	-	311,218
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	(456,895)
Reinvested capital gains	-	-	-	-	-	-	-	194,812

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	75,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24	-	6	-	-	-	(115,712)
Transfers between funds	-	(24)	-	(6)	-	(64)	-	(1,705,259)
Redemptions (note 3)	-	-	-	-	-	-	-	(35,628)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	64	-	(146)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	116,761

Net equity transactions	-	-	-	-	-	-	-	(1,739,984)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(1,664,605)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	1,664,605

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	77,968
Units purchased	-	2	-	-	-	-	-	14
Units redeemed	-	(2)	-	-	-	-	-	(77,982)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVHI2
	2018	2017
Investment activity:
Net investment income (loss)	$-	327,637
Realized gain (loss) on investments	-	(318,537)
Change in unrealized gain (loss) on investments	-	(3,948)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,152

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,179
Transfers between funds	-	(222,275)
Redemptions (note 3)	-	(2,248)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	1

Net equity transactions	-	(212,343)

Net change in contract owners’ equity	-	(207,191)
Contract owners’ equity beginning of period	-	207,191

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	19,397
Units purchased	-	35,125
Units redeemed	-	(54,522)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)*

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Core Bond Portfolio: Class 1 (OGBDP)*

JPM IT - JPM IT US Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)*

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)*

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2018, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	6/21/2018
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/22/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/11/2018
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	9/14/2018
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
GGH Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy VIP - Energy: Class II (WRENG)	9/14/2018
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)		4/28/2017

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
PMVFHA	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class	PIMCO VIT - FB Portfolio (US Dollar-Hedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.40%	1,005,497	566	474	-	123	-	-	1,872
0.60%	285,629	448	-	-	-	-	-	590
0.65%	279,607	-	1,019	-	1,583	-	-	1,031
0.75%	743,936	-	5,232	-	14,059	-	-	3,591
0.80%	223,471	-	2,467	16,505	-	2,161	2,455	-
0.85%	1,070,110	-	14,150	-	29,886	-	-	7,099
0.95%	277,313	-	3,080	-	23,692	-	-	1,018
1.05%	253,886	-	5,335	-	23,120	-	-	5,799
1.10%	10,049,740	394	9,854	-	36,595	-	-	8,352
1.15%	53,149,244	11,310	145,605	-	275,262	-	-	111,628
1.20%	313,884	-	1,357	-	11,629	-	-	-
1.25%	3,845,712	1,196	14,655	-	27,737	-	-	10,347
1.30%	280,593,981	118,392	226,226	2,045,513	232,128	379,957	253,124	334,529
1.35%	14,012,396	10,785	36,333	-	70,025	-	-	33,976
1.40%	13,877,735	304	45,196	955,052	18,403	106,472	87,381	7,497
1.45%	4,319,353	1,609	27,063	-	68,962	-	-	15,433
1.50%	74,460,463	121,795	90,340	-	210,567	-	-	149,677
1.55%	33,830,247	11,772	110,425	-	213,819	-	-	72,460
1.60%	12,643,880	12,319	29,528	-	54,421	-	-	69,241
1.65%	10,778,369	16,187	10,663	-	35,809	-	-	21,066
1.70%	1,276,004	-	3,894	-	12,336	-	-	4,017
1.75%	132,514,394	41,386	216,904	-	419,498	-	-	251,240
1.80%	6,835,976	13,010	25,583	-	24,455	-	-	24,179
1.85%	28,633,349	9,826	26,531	-	68,556	-	-	67,742
1.90%	2,076,636	437	2,096	-	12,107	-	-	3,295
1.95%	54,722,131	119,077	55,100	-	70,300	-	-	138,599
2.00%	3,341,522	4,867	4,479	-	19,456	-	-	9,377
2.05%	7,960,919	10,427	8,114	-	20,662	-	-	15,475
2.10%	5,650,977	8,133	17,489	-	19,325	-	-	15,773
2.15%	2,234,006	767	5,969	-	2,890	-	-	4,562
2.20%	10,959,688	12,339	16,555	-	39,009	-	-	31,372
2.25%	812,450	1,212	371	-	5,377	-	-	57
2.30%	5,964,851	5,415	4,798	-	24,627	-	-	21,786
2.35%	2,292,892	244	1,504	-	1,086	-	-	754
2.40%	6,757,931	15,196	1,180	-	918	-	-	10,227
2.45%	675,730	584	875	-	1,120	-	-	399
2.50%	4,372,689	2,070	298	-	-	-	-	10,090
2.55%	970,367	112	1,296	-	7,316	-	-	3,424
2.60%	70,826	-	-	-	-	-	-	-
2.65%	425,342	-	255	-	-	-	-	404
2.70%	245,013	-	-	-	-	-	-	104
2.75%	515,339	2,056	-	-	-	-	-	562
2.80%	47,605	-	-	-	-	-	-	-
2.85%	312,122	2,451	-	-	-	-	-	-
2.90%	17,373	-	-	-	-	-	-	-
2.95%	42,052	-	-	-	-	-	-	-
3.00%	51,079	-	-	-	-	-	-	-
3.05%	3,636	-	-	-	-	-	-	-
3.10%	2,409	-	-	-	-	-	-	-
3.40%	1,888	-	-	-	-	-	-	-

Totals	$795,801,649	$556,686	$1,172,293	$3,017,070	$2,096,858	$488,590	$342,960	$1,468,644

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4

0.40%	$-	-	-	121	-	486	190	-
0.60%	-	-	-	-	-	356	380	-
0.65%	-	-	-	-	-	-	712	-
0.75%	-	-	-	-	1,172	-	403	-
0.80%	-	414	1,114	-	589	-	-	-
0.85%	-	-	-	197	1,947	-	78	-
0.95%	241	-	1,082	-	1,192	-	-	-
1.05%	1,455	-	80	-	92	-	-	-
1.10%	-	-	199	174	1,937	-	4,979	-
1.15%	3,971	-	14,494	4,059	29,407	-	13,940	-
1.20%	-	-	16	-	731	-	-	-
1.25%	1,963	-	1,324	74	7,361	-	-	-
1.30%	-	140,491	5,560	49,903	42,182	-	86,454	20,592
1.35%	-	-	716	2,743	11,119	-	4,443	558
1.40%	254	45,221	6,635	292	2,749	-	295	-
1.45%	383	-	1,026	78	3,727	-	727	-
1.50%	68	-	4,706	33,274	12,791	-	31,800	26,396
1.55%	2,168	-	13,100	1,223	25,609	-	8,901	-
1.60%	-	-	896	7,626	2,764	-	13,481	38,831
1.65%	-	-	237	5,213	2,188	-	5,820	723
1.70%	882	-	2,405	187	444	-	43	-
1.75%	228	-	5,586	41,588	43,039	-	46,959	33,440
1.80%	684	-	1,021	2,507	3,551	-	954	7,339
1.85%	216	-	1,956	6,076	6,184	-	15,906	2,968
1.90%	-	-	2,581	-	2,240	-	14	-
1.95%	601	-	4,721	46,099	16,976	-	38,067	36,624
2.00%	-	-	130	407	1,165	-	471	-
2.05%	-	-	1,582	3,746	1,026	-	4,100	448
2.10%	161	-	779	9,220	17,143	-	4,482	1,394
2.15%	-	-	369	2,979	1,247	-	957	1,096
2.20%	-	-	2,470	3,508	1,407	-	9,537	1,446
2.25%	141	-	20	995	285	-	-	-
2.30%	-	-	-	14,441	2,083	-	7,392	2,900
2.35%	-	-	167	378	1,092	-	1,392	-
2.40%	-	-	-	5,684	-	-	987	2,860
2.45%	-	-	-	154	-	-	-	1,325
2.50%	-	-	-	1,413	327	-	1,051	2,407
2.55%	-	-	-	5,339	25	-	5,902	343
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	72	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,416	$186,126	$74,972	$250,001	$245,791	$842	$310,817	$181,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB

0.40%	$-	-	-	1,606	-	-	-	-
0.60%	-	-	-	-	-	-	321	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	1,689	-	1,449	-	-	-
1.05%	-	-	2,336	-	1,702	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	12,549	36	-	2,778
1.20%	-	-	-	-	110	-	-	-
1.25%	-	-	-	-	6,787	-	-	-
1.30%	10,664	21,041	-	-	-	1,396	-	23,558
1.35%	1,605	624	-	-	-	-	-	277
1.40%	-	-	-	-	79	16	-	679
1.45%	-	-	-	-	2,263	-	-	-
1.50%	15,041	22,909	-	-	4,463	627	-	41,747
1.55%	-	-	-	-	8,028	-	-	2,678
1.60%	2,168	4,961	-	-	2,593	231	-	18,171
1.65%	556	2,738	-	-	-	-	-	2,417
1.70%	-	-	-	-	344	-	-	-
1.75%	37,227	11,038	-	-	6,968	-	-	38,060
1.80%	4,838	4,915	-	-	13,492	493	-	14,285
1.85%	765	767	-	-	823	-	-	5,779
1.90%	-	-	-	-	703	-	-	-
1.95%	30,246	47,734	-	-	139	736	-	60,572
2.00%	-	-	-	-	-	-	-	70
2.05%	-	-	-	-	3,626	-	-	2,928
2.10%	1,534	703	-	-	135	-	-	5,141
2.15%	161	3,089	-	-	1,464	-	-	-
2.20%	1,775	2,427	-	-	309	-	-	24,868
2.25%	-	2,307	-	-	23	-	-	1,726
2.30%	7,941	3,381	-	-	-	-	-	9,644
2.35%	-	-	-	-	-	-	-	-
2.40%	13,839	1,955	-	-	-	-	-	20,980
2.45%	182	1,000	-	-	-	-	-	414
2.50%	1,348	1,051	-	-	-	-	-	713
2.55%	-	-	-	-	-	-	-	3,192
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	239
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	15,411
2.80%	-	-	-	-	-	-	-	-
2.85%	-	8,942	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$129,890	$141,582	$4,025	$1,606	$68,049	$3,535	$321	$296,327

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2

0.40%	$2,606	317	90	5,115	-	-	-	-
0.60%	1,435	-	-	872	-	-	-	-
0.65%	-	78	-	-	-	-	-	-
0.75%	-	351	-	-	-	-	-	-
0.80%	-	370	-	-	1,078	-	174	-
0.85%	-	1,439	-	-	-	-	-	-
0.95%	-	2,120	-	-	-	-	-	767
1.05%	-	1,763	-	-	-	-	-	3,797
1.10%	-	12,427	-	-	-	-	-	-
1.15%	-	78,806	-	-	-	-	-	11,761
1.20%	-	98	-	-	-	-	-	-
1.25%	-	7,433	-	-	-	-	-	4,621
1.30%	-	372,304	-	-	282,066	316	145,758	-
1.35%	-	29,747	-	-	-	-	-	732
1.40%	-	13,518	-	-	93,411	90	49,833	2,548
1.45%	-	8,644	-	-	-	-	-	440
1.50%	-	242,684	-	-	-	-	-	3,206
1.55%	-	61,912	-	-	-	-	-	12,999
1.60%	-	68,512	-	-	-	-	-	572
1.65%	-	37,161	-	-	-	-	-	-
1.70%	-	3,462	-	-	-	-	-	99
1.75%	-	245,786	-	-	-	-	-	1,594
1.80%	-	23,133	-	-	-	-	-	1,563
1.85%	-	89,590	-	-	-	-	-	1,509
1.90%	-	2,020	-	-	-	-	-	1,981
1.95%	-	184,980	-	-	-	-	-	-
2.00%	-	15,638	-	-	-	-	-	-
2.05%	-	32,781	-	-	-	-	-	1,335
2.10%	-	20,742	-	-	-	-	-	-
2.15%	-	5,811	-	-	-	-	-	-
2.20%	-	60,914	-	-	-	-	-	508
2.25%	-	465	-	-	-	-	-	-
2.30%	-	27,744	-	-	-	-	-	-
2.35%	-	2,355	-	-	-	-	-	-
2.40%	-	33,317	-	-	-	-	-	152
2.45%	-	3,827	-	-	-	-	-	-
2.50%	-	18,717	-	-	-	-	-	-
2.55%	-	12,175	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	959	-	-	-	-	-	-
2.70%	-	51	-	-	-	-	-	-
2.75%	-	37,433	-	-	-	-	-	-
2.80%	-	950	-	-	-	-	-	-
2.85%	-	444	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,041	$1,762,978	$90	$5,987	$376,555	$406	$195,765	$50,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2

0.40%	$1,065	-	4,492	2,077	-	-	-	329
0.60%	-	-	433	-	18	-	-	-
0.65%	1,468	-	-	378	-	-	-	-
0.75%	9,396	-	-	2,630	-	-	-	-
0.80%	351	-	1,483	-	-	-	-	-
0.85%	12,036	-	-	6,548	-	-	-	-
0.95%	6,137	-	-	3,049	-	-	-	-
1.05%	2,428	-	-	1,269	-	-	-	-
1.10%	29,712	-	-	18,754	-	-	-	-
1.15%	253,049	-	-	154,588	-	-	-	244,478
1.20%	648	-	-	540	-	-	-	-
1.25%	20,903	-	-	18,784	-	-	-	-
1.30%	929,463	37	111,184	487,845	-	144,164	8,835	4,683,438
1.35%	68,605	-	-	72,042	-	-	-	93,760
1.40%	47,970	67	29,306	9,853	-	-	-	-
1.45%	24,601	-	-	20,654	-	-	-	-
1.50%	271,416	-	-	368,646	-	-	-	1,329,936
1.55%	208,242	-	-	113,717	-	-	-	-
1.60%	65,867	-	-	124,772	-	-	-	178,709
1.65%	54,621	-	-	51,605	-	-	-	115,217
1.70%	4,480	-	-	3,353	-	-	-	661
1.75%	676,895	-	-	399,333	-	-	-	2,929,427
1.80%	33,618	-	-	62,784	-	-	-	36,708
1.85%	162,046	-	-	125,319	-	-	-	722,630
1.90%	3,995	-	-	18,552	-	-	-	-
1.95%	247,608	-	-	336,009	-	-	-	691,466
2.00%	24,654	-	-	15,708	-	-	-	5,604
2.05%	62,021	-	-	48,916	-	-	-	183,617
2.10%	31,109	-	-	32,130	-	-	-	50,539
2.15%	6,346	-	-	3,119	-	-	-	2,392
2.20%	84,592	-	-	70,819	-	-	-	345,356
2.25%	4,248	-	-	2,737	-	-	-	6,875
2.30%	38,266	-	-	24,672	-	-	-	83,970
2.35%	5,843	-	-	2,616	-	-	-	-
2.40%	21,429	-	-	62,002	-	-	-	183,122
2.45%	1,108	-	-	4,474	-	-	-	5,780
2.50%	6,871	-	-	6,495	-	-	-	58,347
2.55%	4,010	-	-	4,508	-	-	-	696
2.60%	417	-	-	350	-	-	-	-
2.65%	1,413	-	-	4,456	-	-	-	-
2.70%	340	-	-	-	-	-	-	-
2.75%	-	-	-	8,776	-	-	-	8,229
2.80%	-	-	-	-	-	-	-	-
2.85%	261	-	-	2,329	-	-	-	451
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,429,548	$104	$146,898	$2,697,208	$18	$144,164	$8,835	$11,961,737

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3

0.40%	$84	8	-	47	5,698	5,642	656	3,830
0.60%	201	319	-	168	355	2,143	714	3,590
0.65%	-	-	-	-	-	-	-	209
0.75%	-	-	-	-	-	-	-	2,258
0.80%	-	-	-	-	-	-	-	659
0.85%	-	-	-	-	-	-	-	4,508
0.95%	-	-	-	-	-	-	-	1,431
1.05%	-	-	-	-	-	-	-	1,959
1.10%	-	-	-	-	1,257	1,776	1,240	22,534
1.15%	-	-	-	-	11,899	58,590	33,875	87,736
1.20%	-	-	-	-	-	-	-	486
1.25%	-	-	-	-	1,112	899	874	26,306
1.30%	-	-	8,709	-	196,099	2,546,760	1,857,427	660,841
1.35%	-	-	-	-	3,350	11,343	11,279	107,353
1.40%	-	-	-	-	3,692	8,010	10,108	41,885
1.45%	-	-	-	-	1,694	1,526	6,356	33,613
1.50%	-	-	-	-	98,961	381,860	417,393	1,361,475
1.55%	-	-	-	-	9,921	11,576	15,156	155,655
1.60%	-	-	-	-	23,989	13,431	53,169	346,485
1.65%	-	-	-	-	19,108	64,593	78,169	128,898
1.70%	-	-	-	-	75	-	226	14,692
1.75%	-	-	-	-	31,116	320,507	295,773	899,474
1.80%	-	-	-	-	7,117	30,422	53,339	107,926
1.85%	-	-	-	-	20,879	130,550	160,710	108,427
1.90%	-	-	-	-	-	191	741	3,698
1.95%	-	-	-	-	74,444	186,262	266,016	1,012,338
2.00%	-	-	-	-	1,299	3,681	5,630	26,539
2.05%	-	-	-	-	935	22,733	27,572	67,360
2.10%	-	-	-	-	2,423	21,337	12,741	77,185
2.15%	-	-	-	-	-	887	2,520	60,148
2.20%	-	-	-	-	2,847	10,981	18,297	216,248
2.25%	-	-	-	-	-	-	2,261	11,755
2.30%	-	-	-	-	6,114	11,332	12,256	106,195
2.35%	-	-	-	-	-	-	226	-
2.40%	-	-	-	-	7,893	19,127	38,219	153,729
2.45%	-	-	-	-	872	2,692	283	14,947
2.50%	-	-	-	-	921	38,479	48,796	17,911
2.55%	-	-	-	-	103	1,239	819	5,715
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	2,269
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	4,860
2.80%	-	-	-	-	-	-	154	-
2.85%	-	-	-	-	-	3,037	2,277	975
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$285	$327	$8,709	$215	$534,173	$3,911,606	$3,435,272	$5,904,102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB

0.40%	$-	4	7,349	3,032	2,960	-	-	-
0.60%	-	85	1,488	1,700	2,009	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	10,805	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	72
0.85%	16,535	1,034	-	-	-	-	-	-
0.95%	7,252	-	-	-	-	19	11	-
1.05%	18,745	-	-	-	-	-	-	-
1.10%	-	487	-	383	-	-	-	-
1.15%	-	2,139	-	19,293	31,359	1,438	764	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,609	2,278	519	294	-
1.30%	-	12,896	-	210,421	205,700	-	-	52,185
1.35%	3,038	10	-	19,874	50,895	-	-	-
1.40%	-	151	-	7,912	915	18	10	21,151
1.45%	-	2	-	1,459	7,577	82	51	-
1.50%	-	8,457	-	146,631	200,711	30	18	-
1.55%	-	1,851	-	16,186	34,339	1,143	627	-
1.60%	-	438	-	41,665	72,478	150	252	-
1.65%	-	1,299	-	23,052	55,450	-	-	-
1.70%	-	-	-	806	304	124	24	-
1.75%	-	309	-	80,987	65,896	155	88	-
1.80%	-	6,956	-	23,980	26,226	317	118	-
1.85%	-	665	-	52,755	78,481	548	310	-
1.90%	-	-	-	5,853	4,238	364	64	-
1.95%	-	2,099	-	134,492	126,795	-	-	-
2.00%	-	-	-	5,025	4,829	-	-	-
2.05%	-	-	-	34,300	28,974	318	-	-
2.10%	-	-	-	7,337	7,845	-	-	-
2.15%	-	-	-	3,711	91	-	-	-
2.20%	-	-	-	46,110	8,690	-	-	-
2.25%	-	-	-	2,286	1,221	107	58	-
2.30%	-	-	-	16,997	4,612	-	-	-
2.35%	-	-	-	366	-	-	-	-
2.40%	-	-	-	36,717	51,781	-	-	-
2.45%	-	-	-	1,445	2,920	-	-	-
2.50%	-	-	-	8,683	1,415	-	-	-
2.55%	-	-	-	3,639	3,854	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	16	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	396	-	-	-
2.80%	-	-	-	-	194	-	-	-
2.85%	-	-	-	2,598	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$56,375	$38,882	$8,837	$961,551	$1,085,433	$5,332	$2,689	$73,408

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	-	-	-	-	12,931	792	1,217
0.60%	-	-	-	-	-	1,670	1,674	-
0.65%	-	-	-	-	-	-	43	1,664
0.75%	-	-	-	-	-	-	1,159	2,548
0.80%	-	5,056	-	1,509	881	-	1,578	-
0.85%	-	-	-	-	-	-	6,285	11,346
0.95%	2,235	-	-	-	-	-	2,776	852
1.05%	621	-	-	-	-	-	1,460	244
1.10%	1,054	-	478	-	-	265	3,270	35,277
1.15%	46,526	-	17,055	-	-	77,727	85,372	359,069
1.20%	5,375	-	7,686	-	-	-	327	1,782
1.25%	13,005	-	8,079	-	-	7,639	6,667	37,006
1.30%	42	2,723,025	-	356,476	1,060,890	3,466,882	228,084	978,559
1.35%	8,357	-	3,544	-	-	18,685	27,464	108,599
1.40%	16,446	1,090,051	2,899	197,645	217,812	7,968	24,363	14,977
1.45%	9,803	-	964	-	-	2,559	7,059	48,764
1.50%	5,935	-	2,706	-	-	531,739	202,767	661,804
1.55%	76,266	-	21,652	-	-	17,244	65,665	239,629
1.60%	4,520	-	512	-	-	52,085	43,384	208,828
1.65%	4,647	-	1,140	-	-	72,392	30,281	89,866
1.70%	4,078	-	353	-	-	1,083	2,854	9,095
1.75%	33,638	-	2,463	-	-	209,317	179,579	632,281
1.80%	8,035	-	5,615	-	-	71,028	22,446	81,949
1.85%	1,121	-	1,527	-	-	194,746	67,567	169,194
1.90%	703	-	2,889	-	-	-	5,008	7,216
1.95%	233	-	2,468	-	-	264,250	193,302	518,496
2.00%	112	-	-	-	-	453	6,524	45,325
2.05%	3,927	-	186	-	-	17,205	33,192	91,460
2.10%	626	-	-	-	-	14,060	15,876	49,604
2.15%	1,798	-	74	-	-	5,216	8,273	27,868
2.20%	8,264	-	-	-	-	14,988	41,542	70,497
2.25%	560	-	-	-	-	69	1,474	7,107
2.30%	444	-	182	-	-	1,836	19,800	28,712
2.35%	-	-	-	-	-	-	1,149	2,555
2.40%	-	-	-	-	-	6,113	31,052	42,645
2.45%	-	-	-	-	-	2,570	1,927	11,346
2.50%	-	-	-	-	-	28,928	13,794	20,418
2.55%	-	-	-	-	-	170	7,903	3,779
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	154	413
2.70%	-	-	-	-	-	-	-	93
2.75%	-	-	-	-	-	-	2,412	9,240
2.80%	-	-	-	-	-	-	301	-
2.85%	-	-	-	-	-	-	1,340	355
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$258,371	$3,818,132	$82,472	$555,630	$1,279,583	$5,101,818	$1,397,939	$4,631,679

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	-	-	-	-	-	12,140	-
0.60%	-	-	-	-	-	-	6,345	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	662	-	407	-	1,984	-	-	15,800
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	52,148	-	196,703	-	902	84	-
1.15%	-	244,122	-	975,143	-	61,265	55,266	-
1.20%	-	1,151	-	3,733	-	126	-	-
1.25%	-	5,404	-	47,811	-	28,805	55	-
1.30%	43,632	1,514,516	115,470	1,749,458	156,247	116,062	2,949,818	4,299,764
1.35%	-	59,034	-	197,546	-	53,018	5,073	-
1.40%	19,548	17,086	10,422	20,557	13,841	2,582	3,802	1,005,697
1.45%	-	18,887	-	44,211	-	2,658	3,784	-
1.50%	-	339,577	-	502,136	-	218,091	381,855	-
1.55%	-	114,436	-	376,376	-	40,975	7,498	-
1.60%	-	46,127	-	75,272	-	28,985	21,097	-
1.65%	-	55,754	-	51,966	-	18,537	49,728	-
1.70%	-	6,413	-	11,632	-	787	118	-
1.75%	-	580,429	-	1,225,337	-	139,162	142,141	-
1.80%	-	23,774	-	40,847	-	15,696	46,116	-
1.85%	-	195,430	-	181,397	-	25,553	153,766	-
1.90%	-	7,658	-	35,332	-	21,384	-	-
1.95%	-	155,384	-	318,970	-	217,813	220,870	-
2.00%	-	11,793	-	41,733	-	4,985	3,880	-
2.05%	-	30,281	-	31,716	-	32,062	24,984	-
2.10%	-	14,373	-	43,109	-	20,810	9,967	-
2.15%	-	6,455	-	9,801	-	9,230	-	-
2.20%	-	56,724	-	116,838	-	8,607	11,283	-
2.25%	-	2,097	-	4,302	-	3,069	-	-
2.30%	-	16,701	-	45,035	-	13,680	2,636	-
2.35%	-	161	-	11,826	-	-	-	-
2.40%	-	10,007	-	37,084	-	24,769	5,645	-
2.45%	-	1,274	-	2,209	-	2,500	5,918	-
2.50%	-	40,655	-	10,999	-	12,621	26,177	-
2.55%	-	3,568	-	6,627	-	429	654	-
2.60%	-	-	-	-	-	1,174	-	-
2.65%	-	681	-	-	-	-	-	-
2.70%	-	-	-	1,992	-	-	-	-
2.75%	-	-	-	-	-	-	1,639	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	9,040	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$63,842	$3,641,140	$126,299	$6,417,698	$172,072	$1,126,337	$4,152,339	$5,321,261

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$7,576	-	18,444	-	2,405	-	662	-
0.60%	6,088	-	3,560	-	1,369	-	-	-
0.65%	1,182	-	2,165	-	1,288	-	878	-
0.75%	8,667	-	12,974	-	3,124	-	1,982	-
0.80%	-	1,409	-	4,884	-	1,514	-	245
0.85%	12,009	-	18,049	-	11,028	-	3,056	-
0.95%	1,456	-	2,089	-	2,374	-	1,074	-
1.05%	2,794	-	2,968	-	4,821	-	1,112	-
1.10%	23,680	-	71,048	-	36,619	-	11,696	-
1.15%	264,957	-	622,950	-	474,925	-	107,077	-
1.20%	9,857	-	5,341	-	1,709	-	925	-
1.25%	24,820	-	33,838	-	37,019	-	11,775	-
1.30%	1,251,485	121,513	4,197,203	190,164	624,581	607,531	323,882	44,452
1.35%	116,333	-	113,900	-	152,275	-	38,886	-
1.40%	11,060	47,656	43,314	55,427	18,370	126,218	4,433	11,457
1.45%	32,149	-	64,773	-	50,069	-	19,157	-
1.50%	968,384	-	683,679	-	424,655	-	178,615	-
1.55%	182,681	-	472,573	-	328,019	-	77,070	-
1.60%	283,831	-	101,766	-	158,226	-	31,309	-
1.65%	127,224	-	111,568	-	76,790	-	23,534	-
1.70%	9,389	-	16,410	-	15,853	-	4,010	-
1.75%	704,477	-	1,112,579	-	677,369	-	259,066	-
1.80%	78,116	-	80,791	-	75,617	-	20,227	-
1.85%	384,485	-	315,414	-	205,059	-	68,253	-
1.90%	21,730	-	8,197	-	12,192	-	3,318	-
1.95%	896,044	-	377,664	-	400,473	-	176,340	-
2.00%	53,322	-	32,029	-	25,540	-	6,766	-
2.05%	143,569	-	48,452	-	43,440	-	17,689	-
2.10%	83,487	-	56,455	-	52,743	-	23,239	-
2.15%	13,179	-	17,598	-	26,633	-	2,539	-
2.20%	110,272	-	51,770	-	90,743	-	28,039	-
2.25%	5,527	-	3,683	-	3,029	-	2,879	-
2.30%	62,807	-	28,957	-	42,348	-	24,655	-
2.35%	5,450	-	24,074	-	2,567	-	2,046	-
2.40%	131,363	-	53,114	-	45,258	-	15,242	-
2.45%	3,797	-	4,354	-	5,314	-	2,152	-
2.50%	33,317	-	55,598	-	17,157	-	5,854	-
2.55%	6,313	-	2,892	-	2,509	-	668	-
2.60%	-	-	-	-	352	-	-	-
2.65%	5,764	-	2,189	-	1,929	-	550	-
2.70%	660	-	511	-	660	-	321	-
2.75%	2,695	-	-	-	1,767	-	172	-
2.80%	1,150	-	843	-	1,149	-	315	-
2.85%	5,728	-	900	-	2,074	-	629	-
2.90%	-	-	273	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,098,874	$170,578	$8,876,949	$250,475	$4,161,441	$735,263	$1,502,092	$56,154

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2

0.40%	$1,696	9	1,386	-	279	3,582	-	-
0.60%	2,963	23	1,854	-	-	1,778	-	-
0.65%	-	-	294	-	579	-	-	-
0.75%	-	11	5,297	-	1,756	-	-	556
0.80%	-	-	957	-	1,169	-	632	293
0.85%	-	1,737	4,619	-	7,968	-	2,697	322
0.95%	-	-	1,979	2,896	3,946	-	174	1,362
1.05%	-	-	1,824	2,990	1,166	-	666	515
1.10%	-	-	16,626	1,677	20,327	-	2,298	13,750
1.15%	911	264	183,329	106,122	199,979	-	27,277	95,884
1.20%	-	-	121	1,362	14,231	-	168	607
1.25%	-	-	24,648	28,558	22,725	-	2,028	10,946
1.30%	9,921	2,331	565,425	1,365	154,981	-	21,640	17,764
1.35%	1,027	157	123,776	28,951	56,899	-	6,727	20,181
1.40%	174	-	111,768	12,833	34,995	-	15,758	10,739
1.45%	-	-	28,553	20,770	32,011	-	2,426	20,132
1.50%	13,470	3,832	593,641	20,316	58,138	-	7,330	23,862
1.55%	625	37	132,882	145,395	205,280	-	27,225	84,281
1.60%	1,493	829	295,772	12,071	37,806	-	1,962	8,516
1.65%	2,201	581	88,986	3,450	21,874	-	1,417	7,595
1.70%	-	29	13,395	7,823	5,232	-	899	7,586
1.75%	1,625	53	537,699	52,661	261,494	-	22,716	115,610
1.80%	1,002	956	100,687	23,446	12,244	-	8,546	10,622
1.85%	532	54	80,515	11,030	28,656	-	453	5,803
1.90%	-	-	1,026	9,060	3,099	-	1,861	2,082
1.95%	5,763	1,510	573,001	6,937	47,118	-	6,877	15,554
2.00%	451	11	18,399	194	11,466	-	50	1,433
2.05%	-	38	27,352	6,220	7,566	-	526	2,183
2.10%	-	-	45,159	5,927	16,773	-	1,150	8,005
2.15%	-	86	15,192	1,078	9,658	-	2,602	3,192
2.20%	121	25	77,254	8,221	18,377	-	225	4,677
2.25%	216	-	9,945	176	812	-	111	1,165
2.30%	-	-	58,220	797	9,332	-	1,645	3,508
2.35%	-	-	97	-	8,032	-	199	3,125
2.40%	920	125	146,567	100	59	-	-	-
2.45%	66	-	18,505	352	1,075	-	-	143
2.50%	293	-	9,163	259	1,577	-	178	713
2.55%	-	-	53,675	-	1,257	-	-	-
2.60%	-	-	498	-	-	-	-	-
2.65%	-	-	2,619	-	170	-	-	-
2.70%	-	-	-	-	394	-	-	-
2.75%	-	-	67,040	-	-	-	-	-
2.80%	-	-	1,246	-	940	-	-	-
2.85%	-	-	334	-	-	-	-	-
2.90%	-	-	-	-	90	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$45,470	$12,698	$4,041,325	$523,037	$1,321,530	$5,360	$168,463	$502,706

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS

0.40%	$4,400	2,449	2,576	-	235	4,667	903	1,164
0.60%	1,390	122	2,287	-	1,380	1,798	1,321	565
0.65%	116	-	-	-	-	-	-	1,247
0.75%	2,380	100	-	-	-	-	-	6,086
0.80%	1,013	-	-	523	-	-	-	6,655
0.85%	1,560	462	-	-	-	-	-	8,418
0.95%	1,633	340	-	-	18,024	-	-	12,066
1.05%	2,173	521	-	-	35,074	-	-	10,994
1.10%	3,934	3,101	-	-	215	-	1,696	20,704
1.15%	93,812	20,878	-	-	15,379	-	22,696	209,749
1.20%	112	-	-	-	-	-	-	329
1.25%	8,632	4,569	-	-	5,835	-	2,456	19,724
1.30%	296,995	208,113	-	128,934	103	-	361,671	467,405
1.35%	46,872	25,250	-	-	-	-	8,436	72,530
1.40%	44,211	3,389	-	47,240	938	-	3,645	66,366
1.45%	26,667	2,293	-	-	3,032	-	4,029	17,822
1.50%	275,122	274,716	-	-	10,061	-	98,514	166,512
1.55%	66,909	26,496	-	-	12,306	-	12,408	152,144
1.60%	153,336	129,943	-	-	4,257	-	26,317	56,574
1.65%	38,226	32,993	-	-	-	-	14,249	35,731
1.70%	4,447	1,222	-	-	3,388	-	282	3,776
1.75%	220,170	250,817	-	-	7,323	-	161,295	399,806
1.80%	54,361	45,414	-	-	1,186	-	18,233	15,704
1.85%	38,336	26,114	-	-	868	-	27,768	56,191
1.90%	95	-	-	-	-	-	4,209	8,245
1.95%	258,164	274,317	-	-	-	-	95,298	86,452
2.00%	7,066	20,260	-	-	-	-	1,916	14,067
2.05%	24,672	44,817	-	-	2,007	-	5,785	16,842
2.10%	10,861	18,251	-	-	183	-	7,996	36,097
2.15%	13,359	4,062	-	-	3,048	-	1,792	4,861
2.20%	42,912	69,574	-	-	1,397	-	5,393	45,547
2.25%	4,962	3,284	-	-	-	-	370	1,937
2.30%	15,426	35,440	-	-	-	-	2,719	16,960
2.35%	392	1,461	-	-	-	-	6,217	2,310
2.40%	28,798	45,375	-	-	-	-	5,651	1,339
2.45%	1,583	5,647	-	-	-	-	1,070	4,743
2.50%	7,246	14,755	-	-	-	-	6,571	1,772
2.55%	4,924	5,268	-	-	-	-	511	3,815
2.60%	687	-	-	-	-	-	-	-
2.65%	30	1,285	-	-	-	-	-	905
2.70%	-	-	-	-	-	-	-	-
2.75%	2,452	-	-	-	-	-	-	235
2.80%	-	-	-	-	-	-	-	-
2.85%	223	-	-	-	-	-	9,426	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,810,659	$1,603,098	$4,863	$176,697	$126,239	$6,465	$920,843	$2,054,389

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC

0.40%	$3,356	-	2,625	6,015	4	30	-	1,405
0.60%	3,564	-	2,202	1,593	35	30	-	1,359
0.65%	64	-	-	-	-	-	-	31
0.75%	2,645	621	-	-	-	-	-	564
0.80%	2,652	1,863	-	-	-	-	-	-
0.85%	11,951	1,498	-	-	-	-	-	78
0.95%	3,358	5,867	-	-	-	-	1,667	-
1.05%	2,512	4,398	-	-	-	-	-	-
1.10%	4,975	2,793	468	219	-	-	496	5
1.15%	57,935	54,028	14,501	29,268	-	-	15,945	12,837
1.20%	753	-	-	-	-	-	120	-
1.25%	6,788	9,446	1,210	1,058	-	-	7,406	753
1.30%	535,941	157,219	126,499	220,809	-	-	697	145,730
1.35%	40,728	17,529	11,312	4,531	-	-	2,595	17,265
1.40%	48,228	32,322	461	1,676	-	-	774	4,018
1.45%	8,586	8,092	3,960	760	-	-	2,175	1,309
1.50%	372,604	67,040	190,774	59,616	-	-	8,712	107,152
1.55%	61,622	55,343	24,107	5,165	-	-	14,857	5,483
1.60%	101,999	27,130	37,400	6,607	-	-	2,849	27,972
1.65%	60,455	6,981	20,736	8,435	-	-	77	14,760
1.70%	4,343	2,234	931	-	-	-	289	171
1.75%	138,939	56,006	36,483	40,220	-	-	11,453	92,001
1.80%	61,737	10,441	20,858	2,894	-	-	4,013	10,689
1.85%	135,549	22,687	10,655	8,490	-	-	3,384	34,890
1.90%	9,862	1,387	-	-	-	-	1,794	1,115
1.95%	254,120	41,765	159,400	46,545	-	-	1,661	78,437
2.00%	8,354	10,488	5,242	1,718	-	-	411	2,955
2.05%	86,651	2,832	18,839	482	-	-	5,286	11,775
2.10%	21,199	8,023	2,959	3,760	-	-	983	13,474
2.15%	2,264	3,119	912	-	-	-	316	5,119
2.20%	45,441	10,070	3,555	6,541	-	-	1,584	12,120
2.25%	1,221	334	2,380	1,060	-	-	-	-
2.30%	27,569	2,816	14,347	547	-	-	330	12,320
2.35%	3,546	340	1,445	-	-	-	-	991
2.40%	40,239	7,270	44,115	1,658	-	-	-	7,000
2.45%	2,981	1,446	2,570	-	-	-	-	407
2.50%	6,760	838	2,053	623	-	-	-	4,745
2.55%	15,474	2,630	524	510	-	-	-	8,583
2.60%	-	-	-	-	-	-	-	-
2.65%	1,513	55	-	-	-	-	-	225
2.70%	-	-	-	-	-	-	-	-
2.75%	23,169	32	4,022	-	-	-	-	8,295
2.80%	-	-	26	37	-	-	-	446
2.85%	5,614	-	1,459	6,808	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,227,261	$636,983	$769,030	$467,645	$39	$60	$89,874	$646,479

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$201	10,091	15,323	133	-	-	-	1,100
0.60%	750	1,117	4,258	1,344	-	-	-	112
0.65%	-	1,978	1,860	-	-	-	-	-
0.75%	-	8,980	8,648	-	-	-	-	-
0.80%	-	865	-	-	5	-	20	-
0.85%	-	20,391	6,990	-	-	-	-	-
0.95%	-	3,566	5,152	-	-	4,619	-	-
1.05%	-	1,719	3,038	-	-	247	-	-
1.10%	-	62,326	8,679	348	-	5,429	-	166
1.15%	-	548,449	204,269	3,547	-	20,582	-	889
1.20%	-	5,236	-	-	-	71	-	-
1.25%	-	43,803	11,937	355	-	3,907	-	1,151
1.30%	-	1,024,040	1,117,667	32,454	26,565	-	13,254	-
1.35%	-	165,465	81,788	4,510	-	5,654	-	-
1.40%	-	93,440	41,097	4,042	5,558	3,306	6,832	201
1.45%	-	62,320	16,481	63	-	11,911	-	531
1.50%	-	642,060	647,962	46,475	-	7,447	-	206
1.55%	-	473,623	90,760	5,820	-	23,836	-	992
1.60%	-	178,923	189,334	11,142	-	3,630	-	-
1.65%	-	115,061	90,323	4,035	-	1,507	-	-
1.70%	-	18,308	1,996	-	-	1,067	-	216
1.75%	-	1,285,092	648,247	9,616	-	36,627	-	1
1.80%	-	94,157	71,266	3,572	-	2,651	-	-
1.85%	-	222,561	186,038	12,641	-	1,311	-	27
1.90%	-	36,349	20,039	-	-	842	-	-
1.95%	-	490,324	468,721	29,381	-	6,436	-	-
2.00%	-	35,968	23,455	478	-	45	-	-
2.05%	-	73,148	108,798	2,729	-	1,317	-	41
2.10%	-	102,549	38,463	694	-	1,836	-	-
2.15%	-	30,786	15,723	165	-	236	-	-
2.20%	-	111,100	98,036	7,189	-	165	-	-
2.25%	-	4,117	6,319	899	-	305	-	-
2.30%	-	57,995	65,449	2,277	-	1,688	-	-
2.35%	-	23,241	7,159	-	-	143	-	-
2.40%	-	104,355	103,728	2,657	-	-	-	-
2.45%	-	5,661	2,935	252	-	167	-	-
2.50%	-	8,927	15,540	144	-	-	-	-
2.55%	-	8,878	8,044	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	4,117	617	-	-	-	-	-
2.70%	-	382	-	-	-	-	-	-
2.75%	-	121	3,221	-	-	-	-	-
2.80%	-	1,077	353	77	-	-	-	-
2.85%	-	383	5,420	1,144	-	-	-	-
2.90%	-	206	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$951	$6,183,255	$4,445,133	$188,183	$32,128	$146,982	$20,106	$5,633

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2

0.40%	$93	-	-	-	84	-	6,334	39,319
0.60%	951	-	-	-	316	505	244	3,393
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	32	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	12,600
1.15%	-	-	12	45	127	-	90,097	390,331
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,380	-	-	-	199
1.30%	-	44	-	-	1,222	-	3,083,895	13,869,621
1.35%	-	-	-	844	-	-	5,664	44,044
1.40%	-	275	-	-	560	-	-	614
1.45%	-	-	-	-	6,337	-	2,017	-
1.50%	-	-	20	-	2,438	-	425,091	1,942,329
1.55%	-	-	-	-	250	-	1,168	20,791
1.60%	-	-	-	-	1,738	-	7,045	41,916
1.65%	-	-	-	-	-	-	56,204	280,388
1.70%	-	-	-	-	-	-	-	-
1.75%	807	-	-	-	551	-	218,303	2,725,237
1.80%	-	-	-	-	156	-	47,398	147,211
1.85%	-	-	-	-	721	-	131,709	948,409
1.90%	-	-	-	-	-	-	-	12,701
1.95%	1,087	-	-	-	3,167	-	204,155	2,550,053
2.00%	-	-	-	-	202	-	16,972	61,619
2.05%	-	-	-	-	372	-	24,661	191,066
2.10%	-	-	-	-	-	-	13,040	44,868
2.15%	-	-	-	-	-	-	-	2,613
2.20%	182	-	-	-	-	-	10,029	85,430
2.25%	-	-	-	-	-	-	599	2,269
2.30%	-	-	-	-	-	-	8,613	32,151
2.35%	-	-	-	-	-	-	-	-
2.40%	599	-	-	-	394	-	42,987	341,309
2.45%	-	-	-	-	-	-	1,341	32,522
2.50%	-	-	-	-	-	-	10,317	152,963
2.55%	109	-	-	-	-	-	-	4,494
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	828	642
2.80%	-	-	-	-	-	-	1,637	800
2.85%	-	-	-	-	-	-	-	16,255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,828	$319	$32	$2,269	$18,667	$505	$4,410,348	$23,998,157

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.40%	$-	4,487	64,509	29,864	10,111	12,653	31,495	208
0.60%	-	2,436	15,965	3,413	7,425	6,411	14,093	-
0.65%	-	1,629	28,028	6,140	916	828	6,985	-
0.75%	-	4,076	39,337	8,319	3,170	1,685	11,114	524
0.80%	2,562	-	1,694	439	2,992	2,571	298	1,010
0.85%	-	3,920	65,960	8,863	6,474	13,630	9,806	1,272
0.95%	-	2,682	1,695	4,725	2,774	4,438	3,417	3,870
1.05%	-	4,976	2,922	1,108	2,887	2,930	1,691	1,429
1.10%	-	32,584	1,831,748	382,868	33,433	62,356	387,130	3,092
1.15%	-	307,816	7,807,707	2,563,162	270,460	432,731	2,645,537	82,684
1.20%	-	817	12,816	6,886	1,367	2,132	6,961	857
1.25%	-	40,475	551,587	97,162	27,593	33,673	98,713	13,258
1.30%	404,200	453,671	32,212,902	21,059,881	1,154,362	1,848,187	19,634,477	125,793
1.35%	-	129,835	1,931,905	499,663	163,427	322,382	644,981	28,903
1.40%	149,341	13,177	308,806	42,340	44,835	73,702	63,613	36,957
1.45%	-	46,857	488,698	136,127	23,749	59,212	160,295	29,568
1.50%	-	279,658	8,806,331	3,249,235	770,738	1,520,712	4,421,592	117,242
1.55%	-	225,264	4,747,335	1,238,393	170,123	323,830	1,350,401	69,507
1.60%	-	68,409	961,416	109,885	243,342	421,094	489,749	87,234
1.65%	-	49,780	1,339,617	444,296	95,253	196,325	585,325	23,878
1.70%	-	8,529	209,505	34,746	8,637	11,565	46,740	5,182
1.75%	-	442,127	19,244,325	6,055,000	736,817	1,253,455	6,849,174	103,322
1.80%	-	29,792	713,163	248,516	98,044	181,495	362,783	30,782
1.85%	-	93,601	3,883,868	2,168,891	142,291	303,556	2,266,768	53,427
1.90%	-	8,871	198,532	90,090	12,396	6,401	95,551	1,700
1.95%	-	205,620	6,398,676	1,785,302	662,219	1,324,294	2,770,180	72,261
2.00%	-	9,332	457,260	172,258	21,510	49,108	206,938	4,549
2.05%	-	50,696	935,738	526,004	48,568	123,952	539,408	14,876
2.10%	-	27,871	700,500	194,053	50,752	77,026	215,657	8,768
2.15%	-	3,717	221,097	111,255	11,007	31,758	125,242	1,516
2.20%	-	38,053	1,483,773	378,052	83,441	185,043	509,498	33,006
2.25%	-	1,911	78,091	30,708	5,374	6,511	34,565	2,038
2.30%	-	31,331	619,345	241,906	56,310	84,868	304,083	17,741
2.35%	-	2,694	290,718	232,276	5,868	6,498	243,852	1,005
2.40%	-	20,893	830,006	265,667	89,928	169,994	381,693	14,002
2.45%	-	1,758	83,069	21,752	7,459	28,838	42,608	399
2.50%	-	6,786	512,085	324,859	14,995	41,147	357,836	855
2.55%	-	2,922	160,128	20,373	11,156	16,462	28,902	735
2.60%	-	-	13,330	13,448	-	721	14,372	-
2.65%	-	568	101,223	57,832	1,357	583	64,912	-
2.70%	-	-	15,465	10,382	51	73	10,423	-
2.75%	-	10,818	73,449	2,840	4,045	3,516	4,535	-
2.80%	-	-	3,883	3,879	1,920	2,246	6,101	-
2.85%	-	2,411	18,703	17,744	3,038	2,303	19,783	-
2.90%	-	-	3,404	3,401	-	-	3,533	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,874	1,872	-	-	1,945	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$556,103	$2,672,850	$98,472,188	$42,905,875	$5,112,614	$9,252,895	$46,074,755	$993,450

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2

0.40%	$1,224	-	1,397	322	-	1,981	-	529
0.60%	2,140	-	1,533	-	-	2,498	-	74
0.65%	-	-	-	47	-	119	-	1,581
0.75%	-	1,014	-	1,550	-	1,306	-	5,539
0.80%	1,133	-	810	-	4,062	-	208	-
0.85%	-	5,037	-	2,020	-	1,417	-	9,265
0.95%	-	1,522	-	14	-	167	-	-
1.05%	-	774	-	-	-	106	-	459
1.10%	-	1,810	-	7,161	-	7,698	-	30,008
1.15%	-	66,741	-	51,363	-	36,027	-	257,768
1.20%	-	578	-	-	-	227	-	3,889
1.25%	-	6,991	-	1,441	-	5,551	-	13,827
1.30%	98,113	95,967	140,267	123,354	665,821	143,097	25,079	200,798
1.35%	-	30,657	-	15,086	-	14,429	-	46,811
1.40%	20,292	3,929	83,891	4,419	349,930	2,213	4,090	28,218
1.45%	-	9,483	-	23,729	-	2,078	-	25,158
1.50%	-	176,178	-	128,106	-	106,086	-	79,158
1.55%	-	51,737	-	37,179	-	42,206	-	274,166
1.60%	-	52,130	-	24,568	-	20,166	-	33,031
1.65%	-	27,547	-	16,904	-	8,129	-	27,249
1.70%	-	3,024	-	263	-	92	-	3,446
1.75%	-	112,507	-	110,198	-	90,266	-	423,200
1.80%	-	21,918	-	10,784	-	10,838	-	6,779
1.85%	-	17,681	-	16,748	-	19,978	-	26,663
1.90%	-	687	-	1,261	-	87	-	4,042
1.95%	-	119,868	-	94,739	-	71,428	-	92,361
2.00%	-	5,271	-	6,004	-	2,490	-	10,423
2.05%	-	31,864	-	15,048	-	8,066	-	7,370
2.10%	-	17,803	-	5,458	-	3,453	-	32,876
2.15%	-	4,320	-	1,587	-	4,270	-	8,413
2.20%	-	37,731	-	14,384	-	11,744	-	12,376
2.25%	-	678	-	471	-	-	-	1,821
2.30%	-	13,057	-	12,250	-	13,597	-	11,588
2.35%	-	2,929	-	897	-	1,733	-	14,638
2.40%	-	12,706	-	15,774	-	4,747	-	11,348
2.45%	-	1,167	-	334	-	2,409	-	73
2.50%	-	2,210	-	663	-	1,782	-	2,569
2.55%	-	10,547	-	1,507	-	2,152	-	1,620
2.60%	-	-	-	-	-	-	-	-
2.65%	-	614	-	2,104	-	-	-	345
2.70%	-	-	-	-	-	-	-	334
2.75%	-	865	-	1,406	-	888	-	-
2.80%	-	249	-	89	-	-	-	-
2.85%	-	-	-	-	-	929	-	-
2.90%	-	-	-	-	-	-	-	184
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$122,902	$949,791	$227,898	$749,232	$1,019,813	$646,450	$29,377	$1,709,997

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1

0.40%	$8	4,895	12,449	2,389	9,746	1,494	3,255	-
0.60%	4	341	1,994	-	2,236	217	91	-
0.65%	181	8,550	34,953	4,559	17,009	-	3,354	-
0.75%	1,489	23,117	36,041	11,356	64,957	21,970	13,951	-
0.80%	303	49	20	-	885	104	-	74
0.85%	1,300	49,730	86,638	10,223	81,342	6,206	18,719	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,041	914,811	1,062,115	258,440	1,299,996	111,500	271,784	-
1.15%	64,510	1,822,891	4,121,727	783,971	3,293,370	800,609	932,030	-
1.20%	-	10,437	17,839	8,093	44,514	-	1,929	-
1.25%	4,564	155,145	280,117	71,005	239,224	35,406	64,753	-
1.30%	101,630	13,157,279	9,941,046	3,031,894	10,474,955	239,325	3,845,152	31,136
1.35%	10,863	399,297	1,021,966	142,178	925,150	211,977	251,506	-
1.40%	3,659	34,283	14,728	30,519	80,561	27,512	53,723	12,633
1.45%	2,182	122,273	270,849	51,899	228,318	52,893	69,332	-
1.50%	211,687	2,771,159	2,997,046	756,183	3,329,764	470,189	924,267	-
1.55%	50,270	1,138,624	2,146,950	562,083	1,923,840	817,765	691,141	-
1.60%	33,287	202,313	139,389	114,177	505,578	81,980	88,993	-
1.65%	26,979	376,651	438,597	119,455	508,831	72,972	116,462	-
1.70%	927	23,166	56,060	16,006	68,988	23,475	27,876	-
1.75%	209,148	5,952,977	10,690,886	2,167,499	9,377,921	1,143,685	2,268,448	-
1.80%	35,294	100,481	148,957	57,922	161,484	27,650	58,489	-
1.85%	6,335	1,277,610	1,089,527	460,356	1,125,968	84,876	498,211	-
1.90%	4,184	72,842	98,975	27,842	119,941	85,583	43,411	-
1.95%	250,076	1,573,451	2,586,526	467,508	2,189,884	497,853	659,802	-
2.00%	9,645	87,879	187,857	55,953	254,977	38,023	58,111	-
2.05%	30,179	412,935	340,164	164,969	283,042	41,929	96,534	-
2.10%	4,632	163,389	381,322	32,342	353,294	45,341	63,605	-
2.15%	5,958	95,350	74,112	29,139	179,808	14,000	26,792	-
2.20%	55,720	365,385	636,005	153,545	817,677	131,024	165,497	-
2.25%	258	22,565	4,301	3,464	31,965	9,982	31,341	-
2.30%	36,391	189,858	377,853	104,199	306,723	126,219	103,724	-
2.35%	831	116,024	7,568	54,236	196,494	16,099	47,004	-
2.40%	20,853	95,907	72,777	27,072	107,078	115,246	31,855	-
2.45%	3,683	8,779	6,440	320	15,196	582	16,464	-
2.50%	31,013	266,635	85,333	44,877	113,948	64,515	47,704	-
2.55%	-	16,396	35,626	13,576	43,950	191	4,980	-
2.60%	-	1,338	-	-	11,050	-	-	-
2.65%	-	17,047	9,662	9,308	23,633	-	2,646	-
2.70%	38,878	37,443	-	519	10,689	-	272	-
2.75%	-	1,096	4,550	-	88	839	4,288	-
2.80%	-	20	-	-	691	449	-	-
2.85%	-	5,039	-	3,651	7,193	-	7,081	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	4,666	-	1,671	-	1,618	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	557	-	-
3.10%	-	749	-	-	1,660	-	-	-
3.40%	-	-	-	-	1,888	-	-	-

Totals	$1,258,962	$32,096,206	$39,523,631	$9,852,727	$38,837,177	$5,420,237	$11,616,195	$43,843

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA

0.40%	$640	4,163	-	-	171	1,899	104	169
0.60%	-	694	-	-	431	9,338	-	289
0.65%	2,279	912	-	1,246	2,023	-	530	-
0.75%	6,910	1,027	-	2,760	7,798	-	603	1,967
0.80%	-	203	29,341	-	2,334	-	167	4,671
0.85%	8,179	798	-	8,039	7,443	-	5,869	303
0.95%	276	107	-	3,121	4,745	-	397	1,097
1.05%	1,143	74	-	2,145	7,917	-	1,015	2,768
1.10%	28,003	9,382	-	28,774	35,994	-	31,512	7,512
1.15%	141,920	61,199	-	266,317	360,731	-	47,392	296,267
1.20%	2,703	-	-	4,137	3,835	-	116	4,045
1.25%	13,289	8,091	-	16,250	26,037	-	2,293	57,164
1.30%	273,367	299,820	1,247,886	131,106	611,947	-	294,631	190,832
1.35%	31,650	16,143	-	57,579	73,449	-	19,847	99,595
1.40%	16,479	9,214	398,466	29,046	206,713	-	12,886	62,063
1.45%	21,325	1,724	-	29,714	37,284	-	6,487	25,770
1.50%	112,952	136,568	-	78,660	116,799	-	329,198	315,663
1.55%	152,659	47,105	-	290,601	332,481	-	24,260	182,954
1.60%	52,440	28,701	-	13,169	50,911	-	28,819	122,287
1.65%	36,929	11,993	-	25,740	33,539	-	23,098	72,685
1.70%	2,715	1,714	-	3,620	6,353	-	590	21,230
1.75%	268,689	198,059	-	411,487	489,631	-	130,914	459,030
1.80%	15,888	10,053	-	16,022	24,793	-	23,202	46,516
1.85%	35,894	43,876	-	20,652	42,137	-	26,289	47,417
1.90%	936	2,916	-	6,271	5,605	-	649	69,781
1.95%	118,728	88,705	-	67,429	135,167	-	233,716	375,357
2.00%	7,226	4,451	-	7,878	10,609	-	5,137	1,391
2.05%	15,004	9,976	-	10,170	15,671	-	9,440	56,926
2.10%	22,315	7,329	-	18,062	18,346	-	7,530	43,508
2.15%	6,711	1,450	-	6,884	10,408	-	407	30,415
2.20%	17,547	13,689	-	12,040	15,197	-	23,005	38,965
2.25%	1,766	67	-	1,795	3,497	-	3,858	15,607
2.30%	5,711	10,366	-	9,382	23,385	-	5,422	58,278
2.35%	15,358	691	-	14,001	20,661	-	278	19,308
2.40%	1,894	4,550	-	7,275	914	-	35,987	16,607
2.45%	247	143	-	75	1,487	-	1,808	2,105
2.50%	5,925	4,670	-	2,775	5,199	-	6,905	70,551
2.55%	1,748	-	-	695	822	-	2,771	361
2.60%	-	-	-	-	416	-	101	6,390
2.65%	1,894	350	-	346	409	-	462	2,002
2.70%	349	-	-	330	635	-	-	35,016
2.75%	-	-	-	-	223	-	-	2,393
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	182	-	-	185	181	-	-	-
2.95%	-	-	-	-	-	-	-	25,292
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,449,870	$1,040,973	$1,675,693	$1,605,778	$2,754,328	$11,237	$1,347,695	$2,892,547

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$7,208	19,173	114	13,179	872	3,558	9,883	15,208
0.60%	678	13,121	649	815	5,334	769	5,308	2,725
0.65%	4,251	49,747	3,828	36,983	3,693	6,260	1,781	4,295
0.75%	29,115	90,512	6,949	54,566	11,419	29,242	2,729	19,601
0.80%	42	371	1,649	4,630	5,996	1,394	2,381	7,142
0.85%	43,318	114,632	10,799	60,525	12,567	26,489	12,468	12,858
0.95%	-	380	-	7,189	9,519	-	2,253	2,842
1.05%	1,716	1,677	618	5,417	855	2,760	784	3,351
1.10%	229,472	371,729	180,523	704,274	197,992	178,734	5,915	86,892
1.15%	1,034,384	1,909,763	752,433	4,242,783	2,599,310	1,166,612	184,130	674,777
1.20%	2,275	1,479	11,318	19,097	21,634	4,588	1,203	5,269
1.25%	67,267	74,624	38,494	297,782	189,799	103,601	20,780	59,047
1.30%	11,260,425	6,776,638	3,087,513	7,783,762	464,889	3,464,639	908,267	2,046,305
1.35%	199,981	460,149	118,667	756,954	578,004	233,036	83,761	161,469
1.40%	37,594	15,161	73,242	464,705	310,937	128,714	109,652	464,604
1.45%	37,965	201,312	73,431	267,753	160,059	94,401	37,380	77,982
1.50%	2,079,318	1,644,734	683,388	2,572,077	651,157	770,751	662,655	613,976
1.55%	334,147	869,895	527,109	2,669,913	2,008,713	754,284	110,888	663,382
1.60%	166,904	164,682	276,024	425,784	230,992	172,771	119,147	264,548
1.65%	172,612	285,218	107,110	428,328	108,072	135,301	59,192	114,710
1.70%	14,561	26,637	24,447	105,768	61,586	22,229	9,093	24,253
1.75%	3,491,181	5,673,503	1,842,993	7,436,773	2,046,866	2,450,550	430,110	1,217,531
1.80%	120,324	39,003	95,564	226,484	112,804	78,772	57,750	118,736
1.85%	814,530	693,468	359,638	882,614	96,532	357,880	75,701	411,435
1.90%	55,391	42,311	23,512	217,429	190,537	68,064	5,197	12,998
1.95%	1,155,141	1,362,371	344,835	1,759,875	548,572	487,978	532,051	343,820
2.00%	48,815	63,555	53,753	249,200	44,735	63,578	15,619	17,123
2.05%	186,856	103,075	86,602	205,852	48,924	81,866	57,151	75,610
2.10%	113,218	231,553	32,994	247,534	164,650	90,201	52,130	64,199
2.15%	51,704	40,515	33,524	318,886	26,716	55,591	21,925	22,965
2.20%	282,280	352,987	182,084	397,665	76,561	114,147	60,275	85,041
2.25%	44,279	6,638	11,491	54,545	32,775	52,245	3,848	5,899
2.30%	95,835	169,914	137,611	222,092	114,856	65,332	26,064	56,698
2.35%	110,967	7,075	38,555	434,184	9,215	89,550	2,135	6,374
2.40%	75,104	89,658	23,549	216,735	152,059	18,113	64,648	23,870
2.45%	31,526	27,108	9,751	20,920	6,191	2,773	3,041	7,483
2.50%	217,061	73,591	52,943	143,760	123,150	55,945	19,403	32,414
2.55%	11,229	19,914	11,567	52,873	15,514	31,529	4,883	1,400
2.60%	-	-	-	3,387	-	-	101	-
2.65%	2,998	679	2,651	8,363	2,556	2,649	1,030	606
2.70%	10,140	-	1,120	49,795	4,520	7,671	-	74
2.75%	406	-	949	5,302	13,545	9,091	1,085	649
2.80%	-	-	19	689	-	-	154	-
2.85%	7,448	-	-	-	8,880	1,363	-	-
2.90%	-	-	-	4,761	-	-	-	-
2.95%	7,113	-	-	1,692	-	-	-	-
3.00%	-	-	-	41,110	-	4,278	-	-
3.05%	-	-	-	-	3,079	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$22,656,779	$22,088,552	$9,324,010	$34,124,804	$11,476,636	$11,489,299	$3,783,951	$7,830,161

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$-	696	-	173	-	1,553	-	1,472
0.60%	-	-	-	-	-	683	-	578
0.65%	-	1,332	-	583	-	965	-	573
0.75%	-	3,225	-	2,963	-	4,462	-	5,533
0.80%	1,336	-	169	-	2,566	-	70	28
0.85%	-	8,273	-	4,477	-	2,970	-	1,113
0.95%	-	360	-	1,056	-	3,766	-	1,701
1.05%	-	1,175	-	577	-	2,960	-	-
1.10%	-	25,699	-	18,948	-	17,026	-	7,166
1.15%	-	235,112	-	96,333	-	198,929	-	72,829
1.20%	-	4,343	-	1,009	-	2,834	-	1,677
1.25%	-	14,272	-	7,121	-	25,916	-	10,133
1.30%	214,951	132,816	23,947	149,144	93,803	218,556	32,023	214,955
1.35%	-	53,807	-	20,029	-	48,154	-	33,273
1.40%	87,445	22,717	13,164	3,714	33,100	14,693	18,712	7,621
1.45%	-	19,277	-	7,861	-	24,644	-	9,415
1.50%	-	87,938	-	79,543	-	222,296	-	219,226
1.55%	-	264,428	-	74,094	-	237,338	-	71,296
1.60%	-	30,585	-	15,874	-	51,025	-	38,314
1.65%	-	24,198	-	14,099	-	35,485	-	30,570
1.70%	-	6,169	-	2,202	-	4,897	-	4,106
1.75%	-	411,831	-	182,104	-	331,748	-	199,335
1.80%	-	7,893	-	5,068	-	51,982	-	37,253
1.85%	-	37,443	-	21,500	-	98,212	-	49,203
1.90%	-	5,084	-	3,606	-	7,631	-	2,250
1.95%	-	90,039	-	81,699	-	142,339	-	120,036
2.00%	-	9,039	-	4,703	-	15,194	-	7,128
2.05%	-	4,975	-	11,774	-	58,757	-	15,366
2.10%	-	14,009	-	9,385	-	25,720	-	13,228
2.15%	-	5,378	-	1,546	-	9,998	-	5,923
2.20%	-	14,178	-	16,459	-	42,473	-	22,715
2.25%	-	1,347	-	1,001	-	2,196	-	266
2.30%	-	8,528	-	7,810	-	25,012	-	16,088
2.35%	-	13,364	-	1,771	-	10,601	-	1,135
2.40%	-	5,647	-	1,671	-	21,234	-	16,314
2.45%	-	822	-	946	-	2,858	-	3,345
2.50%	-	3,417	-	1,353	-	3,859	-	1,297
2.55%	-	1,964	-	448	-	427	-	87
2.60%	-	-	-	-	-	-	-	-
2.65%	-	1,194	-	34	-	2,997	-	2,514
2.70%	-	243	-	40	-	127	-	-
2.75%	-	265	-	311	-	964	-	405
2.80%	-	-	-	-	-	-	-	40
2.85%	-	337	-	1,929	-	515	-	534
2.90%	-	134	-	-	-	68	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$303,732	$1,573,553	$37,280	$854,958	$129,469	$1,974,064	$50,805	$1,246,041

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.40%	$-	928	1,978	154	-	118	582	222
0.60%	-	1,335	1,071	-	-	14	489	-
0.65%	-	659	-	1,112	-	-	-	136
0.75%	-	2,522	-	5,551	-	159	-	1,702
0.80%	5,733	-	-	2,772	2,649	-	1,995	-
0.85%	-	4,386	-	5,027	-	377	-	656
0.95%	-	1,743	-	164	-	758	-	1,992
1.05%	-	2,024	-	331	-	140	-	759
1.10%	-	28,120	-	23,218	-	4,583	-	2,466
1.15%	-	215,530	-	198,833	-	34,766	-	51,531
1.20%	-	3,153	-	2,446	-	52	-	101
1.25%	-	19,466	-	17,559	-	4,723	-	15,092
1.30%	1,989,795	213,906	-	1,745,455	67,113	103,682	285,648	88,163
1.35%	-	80,756	-	56,120	-	14,788	-	23,825
1.40%	381,696	18,305	-	508,197	13,789	2,208	106,006	3,886
1.45%	-	18,772	-	16,165	-	5,446	-	8,516
1.50%	-	167,895	-	166,289	-	96,383	-	83,685
1.55%	-	227,472	-	201,776	-	28,599	-	43,623
1.60%	-	57,536	-	31,791	-	25,202	-	30,153
1.65%	-	54,790	-	39,954	-	14,621	-	13,203
1.70%	-	4,717	-	4,384	-	2,957	-	3,264
1.75%	-	349,387	-	328,810	-	87,809	-	99,039
1.80%	-	25,963	-	12,338	-	8,028	-	10,023
1.85%	-	50,928	-	31,926	-	25,192	-	19,890
1.90%	-	5,344	-	4,221	-	1,608	-	782
1.95%	-	126,908	-	129,730	-	75,814	-	73,677
2.00%	-	11,589	-	8,939	-	2,900	-	6,604
2.05%	-	22,298	-	18,381	-	3,527	-	6,753
2.10%	-	23,066	-	22,021	-	8,846	-	8,125
2.15%	-	8,787	-	9,412	-	1,687	-	2,319
2.20%	-	18,643	-	22,474	-	14,363	-	13,452
2.25%	-	2,110	-	2,389	-	188	-	1,701
2.30%	-	15,826	-	13,981	-	7,448	-	5,481
2.35%	-	10,326	-	8,610	-	299	-	417
2.40%	-	23,417	-	11,135	-	8,649	-	13,855
2.45%	-	976	-	1,125	-	782	-	820
2.50%	-	1,797	-	1,939	-	1,359	-	1,217
2.55%	-	672	-	5,508	-	347	-	2,765
2.60%	-	-	-	-	-	-	-	-
2.65%	-	363	-	2,365	-	66	-	-
2.70%	-	163	-	130	-	-	-	-
2.75%	-	896	-	642	-	323	-	551
2.80%	-	-	-	-	-	433	-	-
2.85%	-	126	-	481	-	190	-	173
2.90%	-	91	-	67	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,377,224	$1,823,691	$3,049	$3,663,922	$83,551	$589,434	$394,720	$640,619

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.40%	$1,069	56	7,795	2,810	447	774	1,702	6,507
0.60%	1,487	-	1,144	615	958	-	244	4,149
0.65%	-	8	1,486	233	-	1,464	2,604	-
0.75%	-	321	6,302	5,540	-	2,924	4,304	-
0.80%	5,045	-	179	1,939	20,553	-	-	-
0.85%	-	1,644	5,095	4,063	-	4,598	7,752	-
0.95%	-	5,317	3,248	647	-	4,537	-	-
1.05%	-	567	684	296	-	6,475	1,158	-
1.10%	-	5,393	33,715	19,841	-	27,203	45,741	-
1.15%	-	93,319	248,847	108,046	-	591,210	338,747	-
1.20%	-	64	229	394	-	2,998	3,760	-
1.25%	-	18,954	16,881	5,488	-	104,911	16,466	-
1.30%	615,321	74,916	995,093	619,421	3,567,686	438,498	625,472	-
1.35%	-	42,589	85,117	33,229	-	224,276	74,352	-
1.40%	276,680	5,286	33,698	26,008	1,504,934	44,435	29,757	-
1.45%	-	19,118	43,518	16,273	-	95,215	24,995	-
1.50%	-	72,610	408,608	243,530	-	456,247	233,235	-
1.55%	-	66,854	168,618	90,157	-	509,703	335,541	-
1.60%	-	23,421	94,165	58,248	-	136,845	29,099	-
1.65%	-	7,476	56,884	29,160	-	67,241	43,080	-
1.70%	-	5,321	6,615	1,866	-	31,479	5,175	-
1.75%	-	86,857	612,746	389,189	-	621,697	671,745	-
1.80%	-	9,960	25,019	19,484	-	60,886	9,758	-
1.85%	-	12,930	225,429	124,885	-	129,222	106,259	-
1.90%	-	5,599	22,658	3,546	-	23,037	6,045	-
1.95%	-	63,304	285,508	165,718	-	282,884	210,598	-
2.00%	-	1,299	25,844	10,308	-	16,756	25,037	-
2.05%	-	13,332	80,401	64,806	-	88,345	25,078	-
2.10%	-	8,803	25,035	29,459	-	39,308	54,634	-
2.15%	-	4,643	6,020	1,702	-	23,246	10,188	-
2.20%	-	7,610	64,186	40,956	-	79,206	44,108	-
2.25%	-	508	3,326	3,582	-	7,339	1,919	-
2.30%	-	5,880	48,284	37,681	-	41,417	34,384	-
2.35%	-	48	4,294	4,061	-	5,338	14,716	-
2.40%	-	3,356	43,218	14,365	-	40,002	15,976	-
2.45%	-	12	3,352	4,189	-	873	1,015	-
2.50%	-	1,039	7,986	33,485	-	12,173	17,369	-
2.55%	-	3,539	3,208	43	-	2,091	3,733	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	100	1,349	2,991	-	1,824	1,120	-
2.70%	-	-	103	103	-	-	845	-
2.75%	-	-	1,982	983	-	1,915	172	-
2.80%	-	-	19	-	-	-	163	-
2.85%	-	180	624	4,153	-	1,671	3,009	-
2.90%	-	-	-	-	-	-	158	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$899,602	$672,233	$3,708,512	$2,223,493	$5,094,578	$4,230,263	$3,081,213	$10,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.40%	$648	-	311	35	109	9,994	3,091	8,736
0.60%	-	-	234	-	36	1,019	39	100
0.65%	682	-	-	-	-	-	-	-
0.75%	1,691	-	1,640	-	-	-	-	-
0.80%	55	4,554	-	-	-	-	-	-
0.85%	4,639	-	1,793	-	-	-	-	-
0.95%	319	-	6,917	-	-	-	-	-
1.05%	1,770	-	944	-	-	-	-	-
1.10%	31,080	-	2,899	-	-	1,827	6,660	5,748
1.15%	219,060	-	123,297	107	4,367	252,673	105,606	219,839
1.20%	1,800	-	508	-	-	-	-	-
1.25%	20,895	-	14,328	-	8	483	-	279
1.30%	1,215,012	387,114	125,201	21,365	35,650	9,913,081	4,673,055	8,888,450
1.35%	59,339	-	49,086	251	10,057	102,830	17,672	18,847
1.40%	24,300	182,465	8,584	2,098	960	1,201	1,252	1,033
1.45%	19,034	-	23,685	1,850	184	7,386	-	1,071
1.50%	409,785	-	233,699	13,061	49,941	1,799,447	831,229	1,091,345
1.55%	208,541	-	82,242	4,410	1,952	35,627	5,125	8,013
1.60%	66,620	-	94,764	41,243	10,984	50,835	43,763	41,835
1.65%	76,168	-	36,047	2,088	10,421	218,282	131,193	169,566
1.70%	11,431	-	2,722	-	-	1,863	-	-
1.75%	429,766	-	137,525	15,249	12,360	2,638,410	1,115,440	2,149,541
1.80%	49,470	-	31,587	8,356	1,573	148,671	69,929	85,402
1.85%	74,630	-	43,227	2,574	7,721	978,818	412,319	731,150
1.90%	11,023	-	2,403	-	-	-	1,486	1,048
1.95%	266,670	-	177,859	38,290	50,622	1,187,974	636,468	933,720
2.00%	14,142	-	7,591	-	-	31,883	13,475	11,207
2.05%	22,115	-	8,788	229	7,166	144,042	93,905	115,720
2.10%	35,017	-	25,436	24,324	-	57,347	12,432	43,841
2.15%	5,044	-	5,212	-	206	33,768	8,986	4,206
2.20%	54,552	-	47,968	144	3,017	180,124	105,229	102,398
2.25%	2,794	-	4,110	-	-	9,997	253	128
2.30%	34,339	-	20,681	-	326	152,482	30,279	73,416
2.35%	7,094	-	1,894	-	-	-	-	-
2.40%	19,233	-	42,160	3,301	5,234	173,267	83,927	134,473
2.45%	4,097	-	1,439	1,109	-	23,818	9,904	10,567
2.50%	11,894	-	4,575	45,648	252	219,169	76,977	79,011
2.55%	3,494	-	3,840	-	111	1,849	672	1,300
2.60%	-	-	-	-	-	-	-	-
2.65%	2,515	-	873	-	-	-	16,183	-
2.70%	1,697	-	-	-	-	-	-	-
2.75%	931	-	746	-	-	698	30	-
2.80%	42	-	171	-	-	-	-	-
2.85%	1,164	-	972	-	-	18,830	19,908	18,614
2.90%	45	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,424,637	$574,133	$1,377,958	$225,732	$213,257	$18,397,695	$8,526,487	$14,950,604

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG	AMMCGS

0.40%	$3,565	3,843	25,621	4,095	25	-	-	-
0.60%	-	3,698	31,456	729	-	-	-	-
0.65%	-	-	-	-	966	-	-	-
0.75%	-	-	-	-	3,715	-	-	-
0.80%	-	-	-	-	284	-	-	284
0.85%	-	-	-	-	4,309	-	-	-
0.95%	-	-	-	-	3,523	-	-	1,078
1.05%	-	-	-	-	732	-	-	33
1.10%	211	725	8,657	-	24,771	-	-	488
1.15%	78,787	22,396	138,647	35,656	167,530	145	-	5,824
1.20%	-	-	-	-	2,760	-	-	96
1.25%	327	218	4,975	-	8,955	640	-	1,921
1.30%	3,797,863	326,059	1,940,823	2,242,209	170,988	-	105	4,896
1.35%	10,673	28,388	149,296	5,146	28,051	-	-	1,170
1.40%	383	5,574	53,902	479	73,528	-	92	3,539
1.45%	-	1,121	13,479	-	24,651	-	-	3,044
1.50%	560,203	416,704	2,855,035	359,585	29,871	71	-	1,915
1.55%	2,153	8,866	94,271	774	150,899	103	-	7,674
1.60%	40,588	56,525	386,196	6,103	10,182	41	-	515
1.65%	79,936	36,214	279,570	55,226	22,952	222	-	-
1.70%	-	1,463	4,628	-	4,917	-	-	106
1.75%	1,002,062	116,247	742,170	244,631	256,184	229	-	4,269
1.80%	55,417	27,340	196,916	25,660	19,085	348	-	530
1.85%	352,240	33,402	294,863	103,691	15,535	69	-	134
1.90%	2,022	1,531	9,746	-	4,633	-	-	-
1.95%	429,481	280,774	2,235,721	165,122	39,399	-	-	725
2.00%	16,570	7,932	43,054	1,754	6,508	-	-	11
2.05%	43,524	6,683	129,837	16,199	4,016	-	-	-
2.10%	8,153	19,634	66,017	7,737	8,581	-	-	339
2.15%	3,961	1,031	17,639	882	8,639	509	-	209
2.20%	39,099	26,834	126,399	5,855	14,870	-	-	3,106
2.25%	94	5,170	79,177	141	2,463	306	-	-
2.30%	13,984	14,224	110,625	8,213	11,300	-	-	3,222
2.35%	-	172	2,984	-	13,124	-	-	-
2.40%	46,573	34,886	311,648	13,479	-	-	-	739
2.45%	487	2,375	22,420	2,451	63	-	-	-
2.50%	90,432	6,843	91,997	32,188	2,325	-	-	135
2.55%	1,826	285	73,500	-	398	-	-	-
2.60%	-	399	663	-	-	-	-	-
2.65%	-	669	2,422	-	323	-	-	-
2.70%	-	-	-	-	593	-	-	-
2.75%	46	1,096	116,301	-	-	-	-	-
2.80%	-	1,073	5,746	-	-	-	-	-
2.85%	19,156	-	1,005	422	-	-	-	-
2.90%	-	-	-	-	159	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,699,816	$1,500,394	$10,667,406	$3,338,427	$1,141,807	$2,683	$197	$46,002

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG

0.40%	$-	-	-	-	-	1,872	-	4,038
0.60%	-	-	-	-	-	1,355	-	1,943
0.65%	-	-	-	-	-	-	80	-
0.75%	-	-	-	-	-	-	3,079	-
0.80%	-	179	-	509	311	2,679	-	-
0.85%	-	-	-	-	-	-	3,788	-
0.95%	-	12,399	-	-	-	-	12,169	-
1.05%	-	641	-	-	-	-	6,618	-
1.10%	-	2,996	430	-	-	-	4,672	-
1.15%	-	49,753	17,979	-	-	-	189,512	-
1.20%	-	-	-	-	-	-	1,786	-
1.25%	-	4,131	1,265	-	-	-	45,143	-
1.30%	-	46,073	257,468	237,349	148,876	1,342,959	293,019	-
1.35%	-	12,403	6,669	-	-	-	100,601	-
1.40%	199	12,647	578	109,707	84,905	570,759	10,869	-
1.45%	-	8,202	1,902	-	-	-	40,379	-
1.50%	-	9,366	186,137	-	-	-	316,642	-
1.55%	-	23,120	10,887	-	-	-	110,254	-
1.60%	-	605	12,517	-	-	-	79,596	-
1.65%	-	257	19,869	-	-	-	21,312	-
1.70%	-	12,278	615	-	-	-	5,465	-
1.75%	-	22,930	75,379	-	-	-	193,676	-
1.80%	-	2,763	8,429	-	-	-	51,911	-
1.85%	-	1,604	49,906	-	-	-	35,047	-
1.90%	-	6,968	294	-	-	-	3,800	-
1.95%	-	1,939	173,253	-	-	-	174,836	-
2.00%	-	155	2,151	-	-	-	2,328	-
2.05%	-	2,962	17,121	-	-	-	29,783	-
2.10%	-	1,096	6,130	-	-	-	26,563	-
2.15%	-	817	677	-	-	-	2,905	-
2.20%	-	1,333	10,802	-	-	-	54,759	-
2.25%	-	-	955	-	-	-	907	-
2.30%	-	2,261	15,435	-	-	-	24,215	-
2.35%	-	8	818	-	-	-	709	-
2.40%	-	-	18,424	-	-	-	45,259	-
2.45%	-	-	-	-	-	-	2,895	-
2.50%	-	-	6,359	-	-	-	9,562	-
2.55%	-	-	943	-	-	-	15,824	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	356	-	-	-	1,398	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	1,502	-
2.80%	-	-	-	-	-	-	136	-
2.85%	-	-	374	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$199	$239,886	$904,122	$347,565	$234,092	$1,919,624	$1,922,999	$5,981

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVIV

0.40%	$2,226	2,396	-	573	-	-	-	5
0.60%	701	-	-	-	-	-	-	-
0.65%	-	2,401	-	582	-	-	-	-
0.75%	-	4,608	-	1,736	-	-	62	-
0.80%	416	-	613	-	664	346	-	-
0.85%	-	8,345	-	2,289	-	-	615	-
0.95%	-	1,384	-	2,724	-	-	609	-
1.05%	-	810	-	3,693	-	-	1,209	-
1.10%	-	40,459	-	7,828	-	-	268	-
1.15%	-	354,463	-	114,370	-	-	16,543	-
1.20%	-	4,250	-	62	-	-	155	-
1.25%	-	29,871	-	6,855	-	-	1,817	-
1.30%	112,138	358,946	66,676	287,211	117,787	13,326	-	-
1.35%	-	95,743	-	53,902	-	-	7,470	-
1.40%	34,552	31,140	25,150	7,021	23,986	7,857	2,859	-
1.45%	-	35,465	-	16,061	-	-	8,331	-
1.50%	-	248,115	-	258,105	-	-	4,877	-
1.55%	-	360,566	-	102,838	-	-	16,097	-
1.60%	-	67,617	-	45,448	-	-	21,059	-
1.65%	-	48,080	-	28,087	-	-	1,656	-
1.70%	-	7,387	-	2,852	-	-	466	-
1.75%	-	669,176	-	240,469	-	-	8,949	-
1.80%	-	22,784	-	28,437	-	-	7,116	-
1.85%	-	124,836	-	47,537	-	-	359	-
1.90%	-	12,274	-	3,382	-	-	2,161	-
1.95%	-	227,596	-	191,214	-	-	1,653	-
2.00%	-	17,198	-	6,650	-	-	517	-
2.05%	-	23,758	-	28,137	-	-	65	-
2.10%	-	32,009	-	36,526	-	-	83	-
2.15%	-	6,521	-	4,362	-	-	276	-
2.20%	-	34,807	-	30,238	-	-	1,344	-
2.25%	-	3,529	-	2,235	-	-	867	-
2.30%	-	27,612	-	28,384	-	-	-	-
2.35%	-	15,684	-	467	-	-	432	-
2.40%	-	43,428	-	26,541	-	-	-	-
2.45%	-	2,311	-	1,389	-	-	-	-
2.50%	-	10,604	-	4,198	-	-	-	-
2.55%	-	6,589	-	4,561	-	-	-	-
2.60%	-	-	-	351	-	-	-	-
2.65%	-	368	-	3,942	-	-	-	-
2.70%	-	327	-	-	-	-	-	-
2.75%	-	1,336	-	-	-	-	-	-
2.80%	-	372	-	-	-	-	-	-
2.85%	-	1,384	-	409	-	-	-	-
2.90%	-	183	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$150,033	$2,986,732	$92,439	$1,631,666	$142,437	$21,529	$107,915	$5

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PMUBA

0.40%	$1,821	879	5,911	11,640	407	204	635	26
0.60%	1,134	673	2,004	4,389	145	1,130	142	86
0.65%	-	-	4,177	5,430	-	-	-	-
0.75%	3,192	762	14,413	11,709	-	-	-	-
0.80%	-	6	174	-	-	-	-	-
0.85%	40	1,380	27,303	16,466	-	-	-	-
0.95%	-	-	3,931	2,539	-	-	-	-
1.05%	-	194	5,390	3,895	-	-	-	-
1.10%	397	1,577	45,723	3,254	-	1,164	-	-
1.15%	27,645	10,640	374,390	201,610	-	6,377	-	-
1.20%	-	-	1,603	15	-	-	-	-
1.25%	167	3,830	22,227	4,225	-	643	-	-
1.30%	74,921	39,498	1,970,343	1,648,390	-	33,319	-	-
1.35%	10,647	7,650	96,244	82,118	-	2,931	-	-
1.40%	4,890	4,284	45,451	28,998	-	-	-	-
1.45%	1,745	7,110	40,405	23,191	-	582	-	-
1.50%	141,222	40,188	547,564	650,313	-	48,554	-	-
1.55%	9,678	10,148	280,189	67,729	-	1,330	-	-
1.60%	75,878	24,279	137,037	281,900	-	13,207	-	-
1.65%	24,272	6,594	78,154	79,180	-	7,972	-	-
1.70%	1,697	376	5,787	1,546	-	-	-	-
1.75%	134,639	44,490	1,129,790	985,971	-	13,206	-	-
1.80%	26,173	4,900	46,092	75,920	-	4,997	-	-
1.85%	5,850	9,161	327,890	269,625	-	3,213	-	-
1.90%	-	-	11,363	4,024	-	-	-	-
1.95%	96,652	23,323	450,979	480,191	-	38,765	-	-
2.00%	5,124	1,454	30,165	12,559	-	1,034	-	-
2.05%	10,981	6,713	64,760	95,423	-	395	-	-
2.10%	15,656	2,532	56,028	60,307	-	397	-	-
2.15%	1,712	4,171	17,606	26,375	-	920	-	-
2.20%	29,888	11,632	97,380	128,673	-	1,285	-	-
2.25%	1,575	454	6,004	3,229	-	302	-	-
2.30%	4,018	8,847	80,504	97,919	-	881	-	-
2.35%	-	-	14,771	8,056	-	-	-	-
2.40%	10,332	4,121	36,230	62,735	-	9,070	-	-
2.45%	573	316	11,364	7,988	-	127	-	-
2.50%	4,818	1,872	18,858	28,769	-	113	-	-
2.55%	2,953	1,392	11,979	9,868	-	-	-	-
2.60%	-	-	-	436	-	-	-	-
2.65%	-	-	2,747	1,541	-	-	-	-
2.70%	-	-	327	608	-	-	-	-
2.75%	1,895	392	1,320	1,358	-	-	-	-
2.80%	-	-	242	4,591	-	-	-	-
2.85%	-	-	-	510	-	-	-	-
2.90%	-	-	68	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$732,185	$285,838	$6,124,887	$5,495,213	$552	$192,118	$777	$112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS	PVEIB

0.40%	$2,736	1,263	647	2,654	95	16	-	-
0.60%	341	106	243	113	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	128
1.05%	-	-	-	-	-	-	-	219
1.10%	4,302	-	-	-	-	-	-	280
1.15%	19,649	-	-	-	883	-	-	7,992
1.20%	-	-	-	-	-	-	-	-
1.25%	1,039	-	-	-	-	-	-	1,153
1.30%	230,423	-	-	-	26,230	-	2	-
1.35%	4,705	-	-	-	440	-	-	1,186
1.40%	13,882	-	-	-	84	-	-	486
1.45%	1,014	-	-	-	27	-	-	2,130
1.50%	60,224	-	-	-	47,168	-	1,691	818
1.55%	9,432	-	-	-	76	-	-	9,577
1.60%	7,325	-	-	-	10,263	-	-	1,954
1.65%	9,479	-	-	-	4,506	-	-	-
1.70%	-	-	-	-	-	-	-	292
1.75%	58,437	-	-	-	28,833	-	-	3,829
1.80%	7,778	-	-	-	2,243	-	96	2,243
1.85%	21,437	-	-	-	10,661	-	11	470
1.90%	-	-	-	-	-	-	-	325
1.95%	42,620	-	-	-	28,829	-	19	385
2.00%	1,340	-	-	-	-	-	-	41
2.05%	3,814	-	-	-	4,637	-	-	-
2.10%	5,296	-	-	-	2,966	-	-	436
2.15%	988	-	-	-	149	-	-	-
2.20%	4,179	-	-	-	4,319	-	-	-
2.25%	144	-	-	-	737	-	-	-
2.30%	83	-	-	-	374	-	-	-
2.35%	740	-	-	-	-	-	-	-
2.40%	25,868	-	-	-	1,034	-	-	-
2.45%	-	-	-	-	35	-	-	-
2.50%	958	-	-	-	133	-	-	-
2.55%	399	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	7,243	-	-	-	377	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$545,875	$1,369	$890	$2,767	$175,099	$16	$1,819	$33,944

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	-	1,341	13	717	3,127	207	-
0.60%	-	-	95	-	847	3,754	1,222	-
0.65%	-	-	-	-	-	561	-	-
0.75%	-	-	-	-	-	10,195	2,105	-
0.80%	-	-	-	-	-	1,439	37	47
0.85%	-	-	-	-	-	10,958	579	-
0.95%	844	-	-	-	-	10,206	335	-
1.05%	-	-	-	-	-	4,235	979	-
1.10%	923	-	-	-	3	8,548	549	-
1.15%	7,010	4,157	-	-	5,102	190,919	21,337	-
1.20%	-	-	-	-	-	-	-	-
1.25%	3,101	195	-	-	26	14,788	824	-
1.30%	-	19,452	-	-	36,131	767,208	107,592	56,847
1.35%	398	1,493	-	-	5,221	84,943	11,826	-
1.40%	943	244	-	-	564	119,066	8,858	36,175
1.45%	1,148	366	-	-	169	12,071	646	-
1.50%	184	31,652	-	-	50,113	700,029	78,698	-
1.55%	3,934	1,640	-	-	2,412	114,050	6,545	-
1.60%	6,724	144	-	-	16,036	203,489	31,359	-
1.65%	-	919	-	-	6,544	160,660	17,257	-
1.70%	204	-	-	-	-	34,804	358	-
1.75%	1,391	15,564	-	-	23,636	423,150	44,278	-
1.80%	4,027	5,724	-	-	6,235	102,218	12,435	-
1.85%	169	2,245	-	-	4,065	171,428	19,287	-
1.90%	453	-	-	-	-	9,303	-	-
1.95%	1,097	12,837	-	-	58,228	578,520	71,638	-
2.00%	128	77	-	-	5,772	20,874	3,813	-
2.05%	-	721	-	-	3,061	75,594	4,243	-
2.10%	-	1,098	-	-	3,487	77,608	5,054	-
2.15%	999	192	-	-	1,174	10,095	1,021	-
2.20%	12	1,615	-	-	9,706	61,587	17,261	-
2.25%	-	-	-	-	1,432	5,371	421	-
2.30%	-	-	-	-	2,784	49,757	7,644	-
2.35%	-	110	-	-	-	3,220	-	-
2.40%	-	904	-	-	10,283	124,316	12,054	-
2.45%	292	-	-	-	780	4,597	447	-
2.50%	-	1,680	-	-	939	25,584	3,412	-
2.55%	-	111	-	-	406	28,481	2,223	-
2.60%	-	-	-	-	-	361	-	-
2.65%	-	-	-	-	-	5,789	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	20,971	22	-
2.80%	-	-	-	-	-	2,026	-	-
2.85%	-	1,579	-	-	-	4,449	289	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$33,981	$104,719	$1,436	$13	$255,873	$4,260,349	$496,855	$93,069

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG	WRHIP

0.40%	$-	-	31,629	6,737	14,417	912	3	768
0.60%	-	-	9,450	978	12,025	3,019	-	2,925
0.65%	-	-	-	-	-	17	-	685
0.75%	-	22	-	-	-	2,656	-	1,768
0.80%	1,484	1,000	-	-	-	875	-	-
0.85%	-	26	-	-	-	168	-	661
0.95%	-	-	-	-	-	158	-	-
1.05%	-	7	-	-	-	510	-	-
1.10%	-	565	-	-	-	4,506	-	765
1.15%	-	3,044	-	-	-	51,441	-	34,993
1.20%	-	-	-	-	-	-	-	11
1.25%	-	573	-	-	-	11,951	-	2,815
1.30%	166,914	132,059	-	-	-	281,710	-	203,113
1.35%	-	1,994	-	-	-	43,110	-	22,645
1.40%	67,387	35,398	-	-	-	13,664	-	13,308
1.45%	-	174	-	-	-	6,682	-	4,558
1.50%	-	8,474	-	-	-	480,146	-	208,669
1.55%	-	4,157	-	-	-	68,765	-	22,722
1.60%	-	2,709	-	-	-	276,154	-	189,316
1.65%	-	1,433	-	-	-	55,066	-	36,873
1.70%	-	24	-	-	-	3,202	-	492
1.75%	-	3,784	-	-	-	426,977	-	151,405
1.80%	-	1,949	-	-	-	79,862	-	60,144
1.85%	-	1,782	-	-	-	43,839	-	89,874
1.90%	-	-	-	-	-	964	-	13,459
1.95%	-	1,405	-	-	-	470,173	-	178,211
2.00%	-	112	-	-	-	50,350	-	5,520
2.05%	-	53	-	-	-	30,741	-	47,440
2.10%	-	89	-	-	-	38,189	-	13,757
2.15%	-	509	-	-	-	26,833	-	4,330
2.20%	-	10,514	-	-	-	143,031	-	62,588
2.25%	-	-	-	-	-	15,366	-	3,354
2.30%	-	1,727	-	-	-	37,958	-	19,580
2.35%	-	945	-	-	-	-	-	-
2.40%	-	25	-	-	-	101,415	-	57,340
2.45%	-	269	-	-	-	7,209	-	4,771
2.50%	-	-	-	-	-	11,056	-	4,996
2.55%	-	-	-	-	-	13,966	-	5,374
2.60%	-	-	-	-	-	-	-	484
2.65%	-	-	-	-	-	7,757	-	5,553
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,939	-	827
2.80%	-	-	-	-	-	-	-	467
2.85%	-	-	-	-	-	1,427	-	652
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$235,785	$214,822	$41,079	$7,715	$26,442	$2,814,764	$3	$1,477,213

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$2,943	41	5,846	102,781	194,961	22,503	-	-
0.60%	2,734	53	353	3,916	350	185	-	-
0.65%	119	-	-	-	-	-	-	-
0.75%	438	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,071	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	512	-	-	-	-	-	-	-
1.15%	30,738	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,295	-	-	-	-	-	-	-
1.30%	310,104	-	-	-	-	-	-	3,614
1.35%	40,591	-	-	-	-	-	-	-
1.40%	7,003	-	-	-	-	-	623	33
1.45%	1,892	-	-	-	-	-	-	-
1.50%	260,383	-	-	-	-	-	-	-
1.55%	13,241	-	-	-	-	-	-	-
1.60%	114,226	-	-	-	-	-	-	-
1.65%	34,070	-	-	-	-	-	-	-
1.70%	1,673	-	-	-	-	-	-	-
1.75%	210,987	-	-	-	-	-	-	-
1.80%	44,625	-	-	-	-	-	-	-
1.85%	81,002	-	-	-	-	-	-	-
1.90%	2,820	-	-	-	-	-	-	-
1.95%	196,585	-	-	-	-	-	-	-
2.00%	8,090	-	-	-	-	-	-	-
2.05%	50,403	-	-	-	-	-	-	-
2.10%	10,163	-	-	-	-	-	-	-
2.15%	2,348	-	-	-	-	-	-	-
2.20%	35,972	-	-	-	-	-	-	-
2.25%	4,864	-	-	-	-	-	-	-
2.30%	42,704	-	-	-	-	-	-	-
2.35%	5,547	-	-	-	-	-	-	-
2.40%	29,504	-	-	-	-	-	-	-
2.45%	2,144	-	-	-	-	-	-	-
2.50%	7,855	-	-	-	-	-	-	-
2.55%	4,007	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	2,832	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,852	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,567,337	$94	$6,199	$106,697	$195,311	$22,688	$623	$3,647

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WFVSCG	WFVOG2

0.40%	$1,576	-
0.60%	2,533	-
0.65%	178	-
0.75%	929	-
0.80%	478	-
0.85%	3,187	-
0.95%	1,797	-
1.05%	1,602	-
1.10%	13,441	-
1.15%	46,199	-
1.20%	-	-
1.25%	4,251	-
1.30%	281,436	-
1.35%	24,364	-
1.40%	15,521	292
1.45%	10,012	-
1.50%	243,520	-
1.55%	38,110	-
1.60%	88,443	-
1.65%	146,224	-
1.70%	614	-
1.75%	219,552	53
1.80%	36,640	-
1.85%	56,823	-
1.90%	1,187	-
1.95%	177,661	-
2.00%	11,234	-
2.05%	52,468	-
2.10%	21,900	-
2.15%	1,021	-
2.20%	25,792	-
2.25%	3,041	-
2.30%	24,756	-
2.35%	4,872	-
2.40%	23,929	-
2.45%	1,162	-
2.50%	8,725	-
2.55%	4,740	-
2.60%	-	-
2.65%	1,029	-
2.70%	20	-
2.75%	487	-
2.80%	-	-
2.85%	1,121	-
2.90%	-	-
2.95%	-	-
3.00%	-	-
3.05%	-	-
3.10%	-	-
3.40%	-	-

Totals	$1,602,575	$345

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $439,788,550 and $677,111,985, respectively, and total transfers from the Separate Account to the fixed account were $173,214,080 and $152,936,681, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $26,415 and $2,980,162 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,904,390 and $4,997,406 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For Purchase Payment Credits, the Company contributed $6,407,859 and $6,160,192 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,894,622,365	$–	$–	$48,894,622,365

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$7,959,558	$5,853,696
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	9,254,336	13,648,832
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	9,005,015	29,451,715
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)	8,250,151	24,922,032
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,683,219	4,428,151
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	3,816,897	2,034,111
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	14,512,213	19,239,627
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	315,398	149,249
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)	1,658,154	2,007,477
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,164,343	2,236,848
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,867,044	1,645,680
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	2,735,115	4,085,604
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	70,517	8,116
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	1,238,417	4,897,752
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	735,113	1,175,613
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	502,522	6,054,098
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	502,997	1,072,999
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	60,291	29,363
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	62,233	119,762
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	1,084,647	981,691
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	785,208	68,842
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	3,492	3,521
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	436,566	3,134,938
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	370,653	409,363

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	$12,921,973	$14,563,485
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,295	3,630
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	50,000	-
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	564,097	78,952
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)	1,563,858	4,066,396
AC VP Inc - AC VP CAF: Class I (ACVCA)	180	4,924
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	2,308,065	1,873,356
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	501,836	521,790
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	33,819,775	39,008,419
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	1,285	1,615
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,526,903	2,336,629
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	16,881,190	19,769,605
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	145,242	14
AFIS(R) - Growth Fund: Class 1 (AFGF)	1,155,794	1,633,744
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)	207,875	518,347
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	45,272,460	79,061,965
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	371,606	264
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	220,846	317
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)	13,591	44,020
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	128,215	1,439
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	50,724,282	56,402,338
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	70,382,304	12,939,345
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	29,889,333	33,276,493
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	21,285,093	37,127,176
Schwab Gov MM Portfolio(TM) (CHSMM)	5,157,037	5,003,443
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,804,357	394,062
DE VIPT - DE VIP Value Series: SC (DWVVLS)	1,215,040	194,128
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	10,384,087	8,373,486
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	35,002,391	13,132,297
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	25,546	622,734
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	580,949	38,556
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	292,957	1,170,057
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	834,616	3,000,357
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	19,888,671	39,177,769
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	361,554	740,901
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,794,698	8,850,170
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,140,563	13,677,739
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	140,157,011	8,015,641
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	9,662,914	15,289,380
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	28,641,496	32,061,529
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	743,959	803,370
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	20,981,527	25,603,782
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	2,910,325	2,600,473
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	21,942,669	59,021,448
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	1,676,941	2,225,769
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	6,118,673	9,590,082
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	103,980,121	19,648,458
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	57,100,221	44,653,191
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	87,018,197	57,674,762
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	1,141,293	2,332,465
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	120,654,080	19,903,682
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,195,080	2,119,276
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	26,425,950	40,320,943
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	1,043,605	6,193,946
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	11,710,456	11,986,586
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	307,108	598,317
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,751,586	676,316
FID VIPs - EM Portfolio: SC 2 (FEMS2)	2,980,633	11,218
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	21,622,843	38,872,538
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	3,884,893	5,408,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	$16,117,244	$17,157,896
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	217,471	29,122
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	539,391	4,603,185
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	1,920,791	5,668,752
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	4,981,087	15,875,864
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	8,573,925	16,292,909
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)	705,675	45,684
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	521,366	2,868,256
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	1,682,584	1,879,945
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	1,345,064	67,909
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	13,992,770	3,532,252
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	21,995,138	26,313,502
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	50,142,200	44,133,706
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	3,137,544	8,262,731
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	9,730,242	5,115,331
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	14,398,292	1,310,518
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	34,327	40
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	45,910	59
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	561,963	1,061,796
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	19,947,037	13,234,098
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	31,615	39,480
MFS(R) VIT - MFS Value Series: SC (MVFSC)	41,139,821	52,491,638
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	19,746,627	27,117,560
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	3,579,060	3,920,482
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	944,372	677,996
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	778,347	1,596,838
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	87,262	329,785
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	82,759	154,582
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	224,846	48,837
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	771	7,165
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)	60	552
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	28,636	44,371
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	3,790,199	431,774
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	175,419	495
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	114,247,330	19,484,380
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	400,194,716	5,419,178
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	3,480,930	6,331,684
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	18,901,197	27,163,012
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	469,815,001	431,505,154
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	414,061,797	80,339,069
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	35,567,847	30,695,741
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	85,857,958	88,251,445
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	377,964,310	267,435,914
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	12,872,046	16,048,778
NW VIT - NVIT EM Fund: Class I (GEM)	1,047,112	2,302,106
NW VIT - NVIT EM Fund: Class II (GEM2)	8,201,051	16,356,760
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,417,962	2,189,714
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	6,548,787	10,563,865
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	8,344,126	8,837,247
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	14,158,466	11,245,609
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	691,562	472,509
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	13,215,524	22,286,634
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	9,658,259	12,054,694
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	166,990,143	226,845,667
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	176,470,092	310,687,725
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	65,173,069	121,277,505
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	174,721,918	302,131,460
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	28,263,989	51,550,774
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	53,434,380	85,070,793
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	532,652	931,085

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	$18,391,550	$23,627,688
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	8,442,124	8,135,140
NW VIT - NVIT NW Fund: Class I (TRF)	1,991,387	16,321,990
NW VIT - NVIT NW Fund: Class II (TRF2)	1,924,197	20,201,204
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	26,236,814	29,023,162
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	1,498,779	104,494
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	18,440,080	4,329,109
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	25,920,095	33,543,002
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	112,264,248	122,168,668
NW VIT - NVIT ID CAF: Class II (NVDCA2)	118,360,234	154,081,025
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	64,509,888	110,282,594
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	223,753,816	298,517,147
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	85,240,762	123,724,750
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	63,233,688	88,416,186
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	47,750,277	23,078,167
NW VIT - NVIT Gov MM Fund: Class I (SAM)	254,585,572	207,202,742
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	2,299,787	2,733,078
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	18,593,035	18,174,533
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	212,807	670,802
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	8,489,903	8,984,082
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,064,931	1,602,853
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	46,500,131	43,701,363
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	707,508	1,153,350
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	15,506,752	20,222,027
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	32,240,568	22,661,349
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	26,215,698	31,206,750
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	374,757	210,001
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,142,896	34,615,613
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	1,650,409	1,532,168
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	16,192,492	11,553,957
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	5,375,479	4,363,276
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	10,560,230	6,618,569
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	16,084,803	8,835,121
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	12,613,581	7,252,200
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	34,074,006	32,400,222
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	41,541,607	18,974,248
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,514,239	48,552,893
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	38,885,557	64,254,233
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	18,309,119	23,099,933
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	3,080,584	371,521
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	75,018,858	12,253,320
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,085,964	6,772,804
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,176,330	12,623,125
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	7,397,621	503,978
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	7,936,487	1,694,332
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	132,057,505	47,971,982
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	47,110,116	34,673,837
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	133,947,894	34,193,088
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	46,532,671	22,905,522
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	30,284,210	8,784,396
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	118,681,648	43,351,105
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	68,473,940	7,938,644
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	6,904,577	16,895,105
NB AMT - Guardian Portfolio: I Class Shares (AMGP) (Obsolete & Unaudited)	1	-
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)	18,384	135,663
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	3,097	4,025
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	398,617	797,933
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	1,742	1,157
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	1,118,791	3,777,788
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	17,297,465	13,762,556

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)	$1,292,039	$3,972,573
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)	735,080	2,543,427
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	11,820,107	18,082,076
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	17,133,599	14,724,969
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	670,484	224,070
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	1,588,516	1,928,956
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	23,593,469	32,793,252
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,726,182	1,791,882
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	24,247,325	17,846,692
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	1,943,571	1,529,199
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	201,489	391,965
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	529,019	1,508,143
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	17,030	5
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	3,485,811	6,430,276
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	4,441,671	3,799,290
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	33,998,406	43,810,645
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	50,063,116	22,401,475
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	76,710	33,498
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	3,310,681	3,633,110
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	131,589	19,272
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	55,041	418
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	31,212,978	6,146,639
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	498,775	4,665
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)	93,082	17,618
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)	564,136	202,166
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	3,294,852	1,119,964
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	23	12,959
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	455,843	1,545
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,163,221	533,348
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,259,792	1,671,261
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	3,960,672	440,581
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	6,960	133,509
GGH Variable Fund - Long Short Equity Fund (RSRF)	6,430	23
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	1,098,180	1,943,174
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	28,926,848	28,920,262
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	7,138,079	5,704,685
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	766,187	894,967
VanEck VIPT - EM Fund: Initial Class (VWEM)	892,848	4,144,593
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	22,067	2,811,778
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	488,838	2,408,997
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)	69,560	409,472
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	724,459	614,400
Ivy VIP - Asset Strategy: Class II (WRASP)	9,881,436	25,661,720
Ivy VIP - Energy: Class II (WRENG)	3,575	3
Ivy VIP - High Income: Class II (WRHIP)	10,631,857	16,867,712
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	39,542,201	26,909,120
Ivy VIP - PF Aggressive: Class II (WRPAP)	14,343	341
Ivy VIP - PF Conservative: Class II (WRPCP)	300,480	747,722
Ivy VIP - PF Moderate: Class II (WRPMP)	1,965,970	4,332,689
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	4,675,409	6,257,787
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	369,951	1,822,310
WF VT - VT Discovery Fund: Class 2 (SVDF)	5,471	3,340
WF VT - VT Opportunity Fund: Class 2 (SVOF)	33,407	36,730
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	43,679,977	33,385,016
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)	2,480	349

	$6,613,208,913	$5,639,842,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.40%	to	2.85%	2,557,928	$11.74	to	$10.46	$28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.75%	to	2.50%	856,633	16.06	to	14.26	13,087,812	0.00%	-6.58%	to	-8.24%
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.40%			2,662	6.94			18,486	1.73%			-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%			-1.23%
2016	0.40%			1,359	8.71			11,839	2.99%			40.23%
2015	0.40%			330	6.21			2,050	0.94%			-37.88%	****
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.60%			5,727	8.73			50,003	0.00%			-12.69%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.60%			16,712	8.72			145,761	0.00%			-12.77%	****
AFIS(R) - Growth Fund: Class 1 (AFGF)
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
2016	1.30%			82,124	135.07			11,092,388	0.99%	8.34%
2015	1.30%			92,503	124.67			11,532,578	0.80%	5.73%
2014	1.30%			106,861	117.92			12,601,077	1.44%	7.37%
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
2016	1.30%			13,960	60.99			851,416	6.41%	16.30%
2015	1.30%			13,269	52.44			695,779	5.38%	-8.15%
2014	1.30%			21,295	57.09			1,215,827	4.36%	-0.51%
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%
2016	1.30%			19,599	35.91			703,758	1.59%	0.12%
2015	1.30%			21,051	35.86			754,989	1.59%	0.61%
2014	1.30%			25,113	35.65			895,197	1.33%	3.87%
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%	****
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
Schwab Gov MM Portfolio(TM) (CHSMM)
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
DE VIPT - DE VIP Value Series: SC (DWVVLS)
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%	****
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
MFS(R) VIT - MFS Value Series: SC (MVFSC)
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.60%			16,971	10.18			172,727	2.90%			1.78%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529	10.39			57,426	3.50%	-6.50%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.80%	to	1.40%	245,331	8.92	to	8.67	2,133,871	4.09%	-17.83%	to	-18.33%
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.40%	to	2.85%	3,238,080	8.98	to	11.78	46,546,043	4.15%	-17.67%	to	-19.71%
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.80%	to	1.40%	171,784	18.59	to	17.63	3,047,188	1.42%	-12.30%	to	-12.83%
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.40%	to	2.85%	4,631,844	17.25	to	12.45	66,448,526	1.20%	-12.15%	to	-14.32%
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014	0.40%			1,719	13.85			23,808	1.99%	16.68%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.40%	to	2.50%	1,200,259	12.55	to	11.13	13,865,261	1.85%	-8.19%	to	-10.14%
2017	0.40%	to	2.50%	696,475	13.67	to	12.38	8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.40%	to	2.55%	1,144,692	13.17	to	11.64	14,081,019	1.96%	-10.55%	to	-12.49%
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016	0.40%			10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.40%			565			9.26	5,233	0.00%			-7.38%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
Ivy VIP - Energy: Class II (WRENG)
2018	0.40%			372	6.30			2,343	0.00%			-37.01%	****
Ivy VIP - High Income: Class II (WRHIP)
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
WF VT - VT Small Cap Value Fund: Class 2 (obsolete) (WFVSMV)
2014	1.10%			631	11.53			7,278	0.35%	3.31%
WF VT - VT Total Return Bond Fund: Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
MFS(R) VIT - MFS Investors Growth Stock Series: SC (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Overseas Portfolio: Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%

2018	Reserves for annuity contracts in payout phase:								$11,069,590
2018	Contract Owners’ Equity:								$48,895,196,042
2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
a)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
b)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
c)	Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
d)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
e)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.

f)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm

26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm

42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-177731) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

Company	Jurisdiction of Domicile	Brief Description of Business
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 341 and 273 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact